UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.0%
Adelaide Brighton Ltd.	429,852	2,091,724
AGL Energy Ltd.	502,306	9,529,325
ALS Ltd.	385,415	1,977,893
Alumina Ltd.	1,498,776	2,525,906
Amcor Ltd.	876,101	10,255,718
AMP Ltd.	2,168,325	8,411,487
Ansell Ltd.	112,295	2,091,151
APA Group	821,697	5,826,209
Aristocrat Leisure Ltd.	476,878	7,960,861
ASX Ltd.	186,751	8,100,852
Aurizon Holdings Ltd.	1,369,824	5,480,282
AusNet Services	1,751,178	2,492,637
Australia & New Zealand Banking Group Ltd.	2,180,142	47,102,850
Bank of Queensland Ltd.	300,561	3,007,292
Bendigo & Adelaide Bank Ltd.	357,576	3,159,722
BHP Billiton Ltd.	2,419,496	50,143,548
BlueScope Steel Ltd.	460,284	4,755,668
Boral Ltd.	822,053	4,692,942
Brambles Ltd.	1,111,046	8,620,063
Caltex Australia Ltd.	202,814	5,244,089
Challenger Ltd.	451,112	4,791,038
CIMIC Group Ltd.	103,905	4,025,219
Coca-Cola Amatil Ltd.	456,480	2,751,502
Cochlear Ltd.	39,183	5,375,655
Commonwealth Bank of Australia	1,283,804	77,412,447
Computershare Ltd.	414,985	5,188,640
Crown Resorts Ltd.	270,479	2,535,876
CSL Ltd.	326,659	35,545,902
Dexus	853,687	6,714,071
Domain Holdings Australia Ltd. *	208,683	551,307
Domino's Pizza Enterprises Ltd. (a)	76,913	2,744,259
Downer EDI Ltd.	544,926	2,899,900
Fairfax Media Ltd.	2,128,764	1,139,316
Flight Centre Travel Group Ltd.	53,256	1,809,615
Fortescue Metals Group Ltd.	1,655,257	5,780,305
Goodman Group	1,408,554	9,292,248
Harvey Norman Holdings Ltd. (a)	513,540	1,563,314
Healthscope Ltd.	1,088,581	1,640,396
Iluka Resources Ltd.	338,599	2,385,400
Incitec Pivot Ltd.	1,225,466	3,711,946
Insurance Australia Group Ltd.	1,955,256	10,642,662
IOOF Holdings Ltd.	323,340	2,736,918
James Hardie Industries plc	289,638	4,727,391
LendLease Group	464,489	5,606,606
Macquarie Atlas Roads Group	544,267	2,524,531
Macquarie Group Ltd.	217,900	16,249,084
Magellan Financial Group Ltd.	80,992	1,555,572
Medibank Pvt Ltd.	2,359,095	5,856,265
Mirvac Group	2,461,188	4,558,922
National Australia Bank Ltd.	1,937,018	43,511,708
Newcrest Mining Ltd.	560,716	9,922,309
Oil Search Ltd.	871,156	4,642,592
Security	Number of Shares	Value ($)
Orica Ltd.	262,476	3,387,396
Origin Energy Ltd. *	1,190,897	8,073,339
Orora Ltd.	1,058,428	2,643,533
OZ Minerals Ltd.	275,051	1,743,521
Qantas Airways Ltd.	721,148	3,104,095
QBE Insurance Group Ltd.	1,000,715	8,067,936
Ramsay Health Care Ltd.	100,745	5,336,813
REA Group Ltd.	26,628	1,592,712
Rio Tinto Ltd.	305,331	16,445,641
Santos Ltd. *	1,476,292	5,693,292
Scentre Group	3,678,892	11,813,672
SEEK Ltd.	216,828	3,041,899
Sims Metal Management Ltd.	144,552	1,538,508
Sonic Healthcare Ltd.	328,425	5,554,934
South32 Ltd.	3,999,370	9,897,755
Stockland	2,001,592	7,141,689
Suncorp Group Ltd.	966,357	10,512,628
Sydney Airport	534,484	3,006,633
Tabcorp Holdings Ltd.	545,647	2,009,005
Tatts Group Ltd.	1,030,884	3,372,986
Telstra Corp., Ltd.	3,356,733	8,740,543
The GPT Group	1,443,112	5,926,862
The Star Entertainment Grp Ltd.	616,248	2,769,521
TPG Telecom Ltd.	197,976	894,246
Transurban Group	1,595,169	15,197,702
Treasury Wine Estates Ltd.	509,942	6,089,435
Vicinity Centres	3,086,784	6,561,328
Wesfarmers Ltd.	851,266	28,382,793
Westfield Corp.	1,440,336	9,162,950
Westpac Banking Corp.	2,462,543	58,831,249
Whitehaven Coal Ltd.	510,898	1,493,215
Woodside Petroleum Ltd.	622,532	14,650,447
Woolworths Ltd.	963,649	19,686,118
WorleyParsons Ltd. *	196,747	2,243,394
		778,470,925

Austria 0.2%
ANDRITZ AG	71,240	3,996,993
Erste Group Bank AG *	191,738	8,378,878
OMV AG	136,944	8,533,283
Raiffeisen Bank International AG *	95,996	3,405,209
voestalpine AG	93,571	5,445,701
		29,760,064

Belgium 1.0%
Ackermans & van Haaren N.V.	19,818	3,467,701
Ageas	152,314	7,497,834
Anheuser-Busch InBev S.A.	565,906	65,249,094
bpost S.A.	43,364	1,340,454
Colruyt S.A.	34,991	1,856,190
Groupe Bruxelles Lambert S.A.	55,005	5,925,623
KBC Groep N.V.	209,616	17,178,075
Proximus	126,370	4,338,752
Solvay S.A.	49,528	6,980,266
Telenet Group Holding N.V. *	49,845	3,488,104

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UCB S.A.	92,445	6,915,628
Umicore S.A.	134,678	6,296,471
		130,534,192

Canada 7.3%
Agnico Eagle Mines Ltd.	172,051	7,552,188
Agrium, Inc.	100,728	11,083,755
Alimentation Couche-Tard, Inc., B Shares	312,627	15,965,016
ARC Resources Ltd.	286,339	3,513,948
Bank of Montreal	483,593	37,263,275
Barrick Gold Corp.	851,201	11,773,967
BCE, Inc.	226,558	10,857,480
BlackBerry Ltd. *	397,794	4,298,139
Brookfield Asset Management, Inc., Class A	645,580	26,869,518
Canadian Imperial Bank of Commerce	325,108	29,813,133
Canadian National Railway Co.	564,886	44,158,712
Canadian Natural Resources Ltd.	821,740	27,912,243
Canadian Pacific Railway Ltd.	107,629	18,864,106
Canadian Tire Corp., Ltd., Class A	53,920	6,823,393
Canadian Utilities Ltd., Class A	130,304	3,948,667
Cenovus Energy, Inc.	919,657	8,780,394
CGI Group, Inc., Class A *	195,651	10,340,663
CI Financial Corp.	175,766	3,977,008
Constellation Software, Inc.	14,715	8,631,399
Crescent Point Energy Corp.	459,297	3,354,797
Dollarama, Inc.	76,336	9,344,835
Enbridge, Inc.	1,240,811	46,856,676
Encana Corp.	726,860	8,615,348
Fairfax Financial Holdings Ltd.	20,510	11,287,266
Fortis, Inc.	295,573	10,897,863
Franco-Nevada Corp.	131,769	10,750,788
George Weston Ltd.	35,746	3,049,634
Goldcorp, Inc.	638,304	8,080,989
Great-West Lifeco, Inc.	221,580	6,038,713
Husky Energy, Inc. *	270,617	3,283,198
Hydro One Ltd.	173,239	3,057,871
IGM Financial, Inc.	59,187	2,048,092
Imperial Oil Ltd.	225,938	6,979,999
Intact Financial Corp.	87,574	7,357,766
Inter Pipeline Ltd.	255,657	5,377,866
Loblaw Cos. Ltd.	168,200	8,868,917
Magna International, Inc.	281,712	15,825,116
Manulife Financial Corp.	1,438,183	30,264,023
Metro, Inc.	194,229	6,092,365
National Bank of Canada	236,408	11,665,339
Pembina Pipeline Corp.	368,181	12,840,466
Potash Corp. of Saskatchewan, Inc.	631,991	12,421,029
Power Corp. of Canada	262,504	6,660,914
Power Financial Corp.	181,858	4,990,049
Restaurant Brands International, Inc.	168,925	10,506,839
RioCan Real Estate Investment Trust	225,249	4,353,567
Rogers Communications, Inc., B Shares	252,041	13,099,950
Royal Bank of Canada	1,077,068	84,314,451
Saputo, Inc.	195,838	6,655,117
Shaw Communications, Inc., B Shares	354,850	7,918,914
SNC-Lavalin Group, Inc.	107,509	4,695,747
Sun Life Financial, Inc.	450,736	17,836,312
Suncor Energy, Inc.	1,229,385	42,703,546
Teck Resources Ltd., Class B	329,060	7,570,704
TELUS Corp.	95,139	3,521,096
The Bank of Nova Scotia	890,328	56,330,541
The Toronto-Dominion Bank	1,380,998	78,509,892
Thomson Reuters Corp.	244,677	10,791,390
Tourmaline Oil Corp. *	177,424	3,192,337
TransCanada Corp.	648,557	31,151,678
Turquoise Hill Resources Ltd. *	750,766	2,226,132
Security	Number of Shares	Value ($)
Valeant Pharmaceuticals International, Inc. *	227,386	3,835,363
Waste Connections, Inc.	179,069	12,345,656
Wheaton Precious Metals Corp.	318,052	6,663,218
		956,659,373

Denmark 1.5%
AP Moller - Maersk A/S, A Shares	3,019	5,180,238
AP Moller - Maersk A/S, B Shares	4,671	8,396,530
Carlsberg A/S, B Shares	81,926	9,719,500
Chr Hansen Holding A/S	68,472	6,225,525
Coloplast A/S, B Shares	90,653	7,118,098
Danske Bank A/S	523,756	19,601,936
DSV A/S	145,208	11,194,721
Genmab A/S *	43,232	8,519,371
H. Lundbeck A/S	39,575	1,999,134
ISS A/S	135,378	5,127,347
Jyske Bank A/S	51,077	2,764,281
Novo Nordisk A/S, B Shares	1,301,331	67,300,519
Novozymes A/S, B Shares	161,268	8,743,306
Orsted A/S	103,690	6,043,613
Pandora A/S	80,140	8,043,916
TDC A/S	591,110	3,604,410
Vestas Wind Systems A/S	162,631	10,427,436
William Demant Holding A/S *	114,120	3,142,930
		193,152,811

Finland 0.9%
Elisa Oyj	88,613	3,611,380
Fortum Oyj	285,385	6,016,129
Huhtamaki Oyj	105,059	4,634,882
Kesko Oyj, B Shares	45,648	2,316,472
Kone Oyj, B Shares	294,476	15,182,361
Metso Oyj	73,808	2,609,347
Neste Oyj	97,225	6,051,349
Nokia Oyj	4,196,106	21,093,603
Nokian Renkaat Oyj	103,140	4,509,639
Orion Oyj, Class B	85,110	3,148,952
Sampo Oyj, A Shares	332,000	17,580,150
Stora Enso Oyj, R Shares	461,400	7,074,932
UPM-Kymmene Oyj	367,562	11,083,659
Wartsila Oyj Abp	118,286	7,827,625
		112,740,480

France 8.7%
Accor S.A.	139,553	7,011,928
Aeroports de Paris	20,283	3,875,555
Air Liquide S.A.	320,269	40,153,915
Airbus SE	408,228	42,488,461
Alstom S.A.	131,100	5,421,076
Amundi S.A.	30,924	2,764,680
Arkema S.A.	50,985	6,249,413
Atos SE	66,170	9,803,051
AXA S.A.	1,408,347	42,568,794
BioMerieux	45,648	3,814,886
BNP Paribas S.A.	785,499	59,548,369
Bollore S.A.	760,800	4,047,658
Bouygues S.A.	156,036	8,085,711
Bureau Veritas S.A.	179,818	4,775,893
Capgemini SE	122,719	14,175,868
Carrefour S.A.	447,773	9,426,041
Casino Guichard Perrachon S.A.	49,452	3,014,834
Christian Dior SE	7,875	2,821,621
Cie Generale des Etablissements Michelin	143,548	20,855,778
CNP Assurances	137,536	3,101,070

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Compagnie de Saint-Gobain	349,968	19,973,313
Credit Agricole S.A.	844,603	14,254,967
Danone S.A.	423,353	35,799,345
Dassault Aviation S.A.	1,001	1,541,698
Dassault Systemes S.A.	99,454	10,709,318
Edenred	148,402	4,253,808
Eiffage S.A.	42,365	4,656,877
Electricite de France S.A.	272,058	3,571,515
Elior Group S.A.	80,208	1,764,962
Engie S.A.	1,205,241	21,132,099
Essilor International S.A.	148,955	19,190,380
Eurazeo S.A.	37,205	3,280,080
Eurofins Scientific SE	5,342	3,240,181
Eutelsat Communications S.A.	130,792	2,966,166
Faurecia	58,725	4,500,934
Fonciere Des Regions	26,628	2,853,998
Gecina S.A.	31,054	5,183,813
Groupe Eurotunnel SE	373,713	4,977,315
Hermes International	22,293	11,771,421
ICADE	13,923	1,295,549
Iliad S.A.	18,216	4,269,036
Imerys S.A.	26,628	2,445,694
Ingenico Group S.A.	41,919	4,400,425
Ipsen S.A.	28,033	3,422,735
JCDecaux S.A.	54,907	2,292,047
Kering	53,394	23,730,879
Klepierre S.A.	137,370	5,683,621
L'Oreal S.A.	178,844	39,620,851
Lagardere S.C.A.	103,339	3,392,759
Legrand S.A.	191,382	14,367,113
LVMH Moet Hennessy Louis Vuitton SE	182,607	53,235,336
Natixis S.A.	750,106	6,090,788
Orange S.A.	1,435,366	24,781,919
Orpea	26,902	3,247,755
Pernod-Ricard S.A.	159,803	24,970,410
Peugeot S.A.	304,843	6,315,457
Publicis Groupe S.A.	162,658	10,822,145
Remy Cointreau S.A.	16,532	2,203,794
Renault S.A.	137,360	13,983,637
Rexel S.A.	236,232	4,364,495
Rubis SCA	56,689	4,039,365
Safran S.A.	218,521	23,327,354
Sanofi	799,007	72,976,506
Sartorius Stedim Biotech	11,505	824,451
Schneider Electric SE *	404,649	34,840,111
SCOR SE	123,049	5,026,540
SEB S.A.	19,784	3,651,647
SES S.A.	278,434	4,606,372
Societe BIC S.A.	23,827	2,771,123
Societe Generale S.A.	560,848	28,293,841
Sodexo S.A.	75,245	9,846,591
STMicroelectronics N.V.	475,842	10,802,728
Suez	289,104	5,339,606
TechnipFMC plc	335,472	9,568,000
Teleperformance	39,754	5,894,274
Thales S.A.	77,820	7,879,614
Total S.A.	1,637,828	92,575,519
UBISOFT Entertainment S.A. *	45,469	3,493,070
Valeo S.A.	182,592	13,278,349
Veolia Environnement S.A.	338,745	8,584,949
Vinci S.A.	338,556	34,651,651
Vivendi S.A.	803,238	21,419,871
Wendel S.A.	26,628	4,489,435
Zodiac Aerospace	152,852	4,501,651
		1,137,245,855

Security	Number of Shares	Value ($)
Germany 7.9%
adidas AG	149,095	31,145,901
Allianz SE	338,594	79,997,617
Axel Springer SE	45,648	3,609,146
BASF SE	670,640	75,165,927
Bayer AG	611,892	78,175,499
Bayerische Motoren Werke AG	228,513	23,072,544
Beiersdorf AG	73,597	8,774,460
Brenntag AG	131,843	8,221,716
CECONOMY AG	114,063	1,497,393
Commerzbank AG *	728,098	10,552,334
Continental AG	79,884	21,312,116
Covestro AG	79,132	8,255,890
Daimler AG	717,100	59,441,971
Deutsche Bank AG	1,360,324	25,724,637
Deutsche Boerse AG	139,314	15,822,076
Deutsche Lufthansa AG	171,180	5,892,553
Deutsche Post AG	719,007	34,198,013
Deutsche Telekom AG	2,409,806	43,128,712
Deutsche Wohnen SE	226,252	10,019,315
E.ON SE	1,428,498	16,550,669
Evonik Industries AG	129,809	4,850,735
Fielmann AG	22,824	1,994,528
Fraport AG Frankfurt Airport Services Worldwide	34,236	3,415,926
Fresenius Medical Care AG & Co. KGaA	164,443	16,366,263
Fresenius SE & Co. KGaA	302,573	21,866,444
Fuchs Petrolub SE	35,560	1,712,534
GEA Group AG	137,876	6,663,809
Hannover Rueck SE	49,452	6,509,635
HeidelbergCement AG	103,593	11,038,902
Hella GmbH & Co. KGaA	12,960	797,058
Henkel AG & Co. KGaA	84,985	10,376,382
HOCHTIEF AG	17,263	3,039,159
HUGO BOSS AG	46,450	3,826,526
Infineon Technologies AG	829,592	22,948,603
Innogy SE	95,400	4,417,488
K+S AG	152,168	3,569,783
KION Group AG	50,377	4,107,382
LANXESS AG	69,139	5,261,185
LEG Immobilien AG	45,995	4,897,951
Linde AG *	136,146	31,841,749
MAN SE	23,667	2,662,777
Merck KGaA	98,904	10,546,317
METRO AG *	114,063	2,230,449
MTU Aero Engines AG	34,569	6,226,031
Muenchener Rueckversicherungs-Gesellschaft AG	106,991	23,849,344
OSRAM Licht AG	64,668	5,550,924
ProSiebenSat.1 Media SE	157,792	5,027,188
QIAGEN N.V. *	171,840	5,436,846
RTL Group S.A. *	26,628	2,127,243
RWE AG *	378,282	8,682,607
SAP SE	675,621	76,247,827
Siemens AG	565,410	76,989,820
Suedzucker AG	110,396	2,291,690
Symrise AG	88,524	7,537,438
Telefonica Deutschland Holding AG	540,977	2,577,555
ThyssenKrupp AG	319,618	8,761,408
Uniper SE	148,712	4,432,032
United Internet AG	84,874	5,727,892
Volkswagen AG	26,884	5,575,991
Vonovia SE	353,281	16,657,721
Wacker Chemie AG	15,216	2,483,749
Wirecard AG	92,658	9,894,656
Zalando SE *	91,592	4,692,195
		1,026,270,231

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hong Kong 3.3%
AAC Technologies Holdings, Inc.	485,168	9,709,323
AIA Group Ltd.	9,008,892	73,015,142
ASM Pacific Technology Ltd.	221,009	3,174,978
BOC Hong Kong Holdings Ltd.	2,954,058	14,940,116
Brightoil Petroleum Holdings Ltd. *(c)	2,936,732	564,019
Cathay Pacific Airways Ltd. *	701,624	1,078,012
China Mengniu Dairy Co., Ltd. *	2,172,839	5,519,593
China Travel International Investment Hong Kong Ltd.	4,093,796	1,326,125
CK Asset Holdings Ltd.	2,112,506	17,784,086
CK Hutchison Holdings Ltd.	2,109,649	26,552,265
CK Infrastructure Holdings Ltd.	457,484	3,883,535
CLP Holdings Ltd.	1,303,585	13,294,224
Esprit Holdings Ltd. *	1,902,000	988,722
Galaxy Entertainment Group Ltd.	1,624,810	11,681,273
Haitong International Securities Group Ltd.	5,696,285	3,289,320
Hang Lung Group Ltd.	553,940	1,992,998
Hang Lung Properties Ltd.	1,989,085	4,680,979
Hang Seng Bank Ltd.	574,606	14,199,247
Henderson Land Development Co., Ltd.	871,781	5,692,662
Hong Kong & China Gas Co., Ltd.	6,059,053	11,822,997
Hong Kong Exchanges & Clearing Ltd.	916,485	27,599,456
Hongkong Land Holdings Ltd.	883,688	6,450,922
Hopewell Holdings Ltd.	845,562	3,112,584
Hysan Development Co., Ltd.	396,576	2,125,004
Jardine Matheson Holdings Ltd.	158,282	9,889,459
Jardine Strategic Holdings Ltd.	161,874	6,717,771
Kerry Properties Ltd.	586,444	2,590,499
Li & Fung Ltd.	5,836,924	2,570,871
Link REIT	1,742,876	15,542,664
Minth Group Ltd.	492,594	2,749,878
MTR Corp. Ltd.	1,056,435	6,215,358
New World Development Co., Ltd.	4,257,648	6,170,978
NWS Holdings Ltd.	1,946,696	3,534,372
PCCW Ltd.	3,804,000	2,259,937
Power Assets Holdings Ltd.	1,080,934	9,231,300
PRADA S.p.A.	373,388	1,271,686
Samsonite International S.A.	1,359,654	5,614,305
Sands China Ltd.	2,007,392	9,753,979
Semiconductor Manufacturing International Corp. *(a)	2,303,726	3,215,105
Shui On Land Ltd.	5,706,000	1,556,142
Sino Land Co., Ltd.	2,294,226	4,153,588
Sun Art Retail Group Ltd.	1,430,492	1,399,319
Sun Hung Kai Properties Ltd.	1,040,507	16,999,397
Swire Pacific Ltd., Class A	464,846	4,469,787
Swire Properties Ltd.	1,104,914	3,741,898
Techtronic Industries Co., Ltd.	985,478	5,696,952
The Bank of East Asia Ltd.	1,126,972	4,985,389
The Wharf Holdings Ltd.	944,511	2,974,952
Tingyi Cayman Islands Holding Corp.	1,800,659	2,831,181
VTech Holdings Ltd.	145,072	2,084,080
Want Want China Holdings Ltd.	3,494,386	2,738,168
WH Group Ltd.	6,560,399	6,963,421
Wharf Real Estate Investment Co., Ltd. *	925,911	5,595,631
Wheelock & Co., Ltd.	609,954	4,186,005
Wynn Macau Ltd.	1,958,819	5,605,440
Xinyi Glass Holdings Ltd. *	1,716,094	2,093,977
Xinyi Solar Holdings Ltd.	2,978,826	1,071,740
Yue Yuen Industrial Holdings Ltd.	640,842	2,289,249
		433,242,060

Security	Number of Shares	Value ($)
Ireland 0.2%
Allied Irish Banks plc	502,975	3,268,486
Bank of Ireland Group plc *	671,281	5,245,834
Glanbia plc	149,209	2,783,391
Kerry Group plc, A Shares	95,608	10,031,840
Kingspan Group plc	107,676	4,416,529
Ryanair Holdings plc *	111,450	2,332,174
		28,078,254

Israel 0.4%
Azrieli Group Ltd.	30,432	1,632,284
Bank Hapoalim B.M.	867,312	5,920,515
Bank Leumi Le-Israel	1,145,783	6,362,091
Bezeq The Israeli Telecommunication Corp., Ltd.	2,275,743	3,413,110
Elbit Systems Ltd.	16,436	2,277,806
First International Bank of Israel Ltd.	99,666	2,028,493
Frutarom Industries Ltd.	27,844	2,454,585
Gazit-Globe Ltd.	111,782	1,164,579
Israel Chemicals Ltd.	518,509	2,113,304
Israel Discount Bank Ltd., A Shares *	1,043,473	2,962,705
Mizrahi Tefahot Bank Ltd.	141,345	2,578,221
NICE Ltd.	46,439	4,019,392
Teva Pharmaceutical Industries Ltd.	670,634	9,915,982
Tower Semiconductor Ltd. *	47,692	1,733,584
		48,576,651

Italy 2.3%
A2A S.p.A.	828,769	1,561,329
Assicurazioni Generali S.p.A.	1,005,252	18,434,654
Atlantia S.p.A.	400,445	13,326,203
Banca Mediolanum S.p.A.	179,902	1,502,615
Banco BPM S.p.A. *	1,101,947	3,781,423
Buzzi Unicem S.p.A.	46,516	1,239,606
CNH Industrial N.V.	670,208	8,694,452
Davide Campari-Milano S.p.A.	496,664	3,872,970
Enel S.p.A.	5,514,121	35,865,324
Eni S.p.A.	1,780,494	29,318,241
EXOR N.V.	91,352	5,544,209
Ferrari N.V.	107,282	11,666,092
Fiat Chrysler Automobiles N.V. *	757,320	13,021,122
FinecoBank Banca Fineco S.p.A.	270,988	2,736,763
Intesa Sanpaolo S.p.A.	9,479,942	31,898,217
Italgas S.p.A.	344,290	2,183,935
Leonardo S.p.A.	309,253	3,702,127
Luxottica Group S.p.A.	116,410	6,780,451
Mediobanca S.p.A.	445,068	5,144,911
Moncler S.p.A.	108,993	2,992,928
Parmalat S.p.A.	365,721	1,399,776
Pirelli & C S.p.A. *	261,016	2,180,113
Poste Italiane S.p.A.	286,759	2,097,661
Prysmian S.p.A.	156,479	5,220,445
Recordati S.p.A.	99,400	4,480,040
Saipem S.p.A. *	478,369	1,923,332
Snam S.p.A.	1,727,321	8,724,343
Telecom Italia S.p.A. *	8,400,226	7,041,254
Telecom Italia S.p.A. - RSP	4,929,984	3,344,733
Tenaris S.A.	349,968	5,095,041
Terna Rete Elettrica Nazionale S.p.A.	1,190,652	7,375,205
UniCredit S.p.A. *	1,656,365	33,376,936
Unione di Banche Italiane S.p.A.	1,068,938	5,154,273
UnipolSai Assicurazioni S.p.A.	758,226	1,781,019
		292,461,743

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan 22.2%
ABC-Mart, Inc.	31,035	1,708,374
Acom Co., Ltd. *	423,388	1,766,875
Advantest Corp.	164,838	3,292,194
Aeon Co., Ltd.	552,865	9,011,445
AEON Financial Service Co., Ltd.	144,956	3,226,714
Aeon Mall Co., Ltd.	99,530	1,826,859
Air Water, Inc.	183,112	3,940,250
Aisin Seiki Co., Ltd.	145,568	7,817,914
Ajinomoto Co., Inc.	396,576	7,314,533
Alfresa Holdings Corp.	153,024	3,298,279
Alps Electric Co., Ltd.	172,184	5,500,718
Amada Holdings Co., Ltd.	304,565	4,057,964
ANA Holdings, Inc.	93,870	3,757,988
Aoyama Trading Co., Ltd.	69,392	2,654,017
Aozora Bank Ltd.	94,560	3,679,986
Asahi Glass Co., Ltd.	148,975	6,230,311
Asahi Group Holdings Ltd.	286,146	14,593,050
Asahi Intecc Co., Ltd.	44,824	2,968,105
Asahi Kasei Corp.	963,900	12,102,046
Asics Corp.	137,434	2,033,785
Astellas Pharma, Inc.	1,571,331	20,023,395
Azbil Corp.	53,436	2,320,709
Bandai Namco Holdings, Inc.	156,486	5,104,096
Benesse Holdings, Inc.	77,128	2,729,341
Bridgestone Corp.	497,461	22,649,245
Brother Industries Ltd.	205,640	5,101,261
Calbee, Inc.	53,432	1,874,095
Canon, Inc.	781,056	29,998,469
Casio Computer Co., Ltd.	175,524	2,575,492
Central Japan Railway Co.	134,330	24,938,169
Chubu Electric Power Co., Inc.	538,041	6,822,574
Chugai Pharmaceutical Co., Ltd.	168,036	8,724,268
Citizen Watch Co., Ltd.	289,532	2,108,651
Coca-Cola Bottlers Japan, Inc.	82,260	3,135,149
COMSYS Holdings Corp.	133,535	3,740,961
Concordia Financial Group Ltd.	956,280	5,255,460
Credit Saison Co., Ltd.	175,824	3,392,199
CyberAgent, Inc.	76,680	2,624,408
Dai Nippon Printing Co., Ltd.	240,022	5,265,663
Dai-ichi Life Holdings, Inc.	890,699	18,274,830
Daicel Corp.	258,992	3,080,455
Daifuku Co., Ltd.	66,624	3,643,616
Daiichi Sankyo Co., Ltd.	484,673	11,728,649
Daikin Industries Ltd.	201,943	23,315,344
Daito Trust Construction Co., Ltd.	54,107	9,933,679
Daiwa House Industry Co., Ltd.	520,374	19,130,679
Daiwa Securities Group, Inc.	1,240,844	7,739,682
DeNA Co., Ltd.	115,728	2,631,945
Denka Co., Ltd.	69,268	2,556,426
Denso Corp.	373,120	21,022,489
Dentsu, Inc.	191,080	8,674,200
DIC Corp.	65,917	2,459,260
Disco Corp.	20,379	4,527,250
DMG Mori Co., Ltd.	73,440	1,474,641
Don Quijote Holdings Co., Ltd.	80,533	3,864,548
Dowa Holdings Co., Ltd.	34,482	1,315,742
East Japan Railway Co.	277,829	26,974,774
Ebara Corp.	69,649	2,729,198
Eisai Co., Ltd.	197,976	11,271,213
Electric Power Development Co., Ltd.	149,337	4,163,634
Ezaki Glico Co., Ltd.	70,719	3,507,354
FamilyMart UNY Holdings Co., Ltd.	66,874	4,523,803
FANUC Corp.	144,911	36,187,283
Fast Retailing Co., Ltd.	38,494	14,966,927
Fuji Electric Co., Ltd.	438,419	3,102,881
Fuji Heavy Industries Ltd.	488,020	16,000,584
FUJIFILM Holdings Corp.	275,092	11,263,764
Security	Number of Shares	Value ($)
Fujikura Ltd.	159,820	1,495,300
Fujitsu Ltd.	1,533,706	11,442,662
Fukuoka Financial Group, Inc.	576,121	2,996,313
Furukawa Electric Co., Ltd.	49,533	2,629,248
Hakuhodo DY Holdings, Inc.	202,574	2,731,640
Hamamatsu Photonics K.K.	108,316	3,726,523
Hankyu Hanshin Holdings, Inc.	198,437	7,713,694
Haseko Corp.	251,130	3,911,528
Hikari Tsushin, Inc.	15,226	2,201,481
Hino Motors Ltd.	226,121	2,776,375
Hirose Electric Co., Ltd.	20,331	3,041,338
Hisamitsu Pharmaceutical Co., Inc.	61,338	3,464,154
Hitachi Chemical Co., Ltd.	80,674	2,128,862
Hitachi Construction Machinery Co., Ltd.	98,408	3,266,929
Hitachi High-Technologies Corp.	43,657	1,812,133
Hitachi Ltd.	3,393,472	25,296,764
Hitachi Metals Ltd.	186,906	2,480,277
Hokuriku Electric Power Co.	206,199	1,824,199
Honda Motor Co., Ltd.	1,351,210	45,207,366
Hoshizaki Corp.	40,091	3,829,791
Hoya Corp.	278,498	13,558,439
Hulic Co., Ltd.	271,134	2,982,583
Ibiden Co., Ltd.	95,663	1,527,633
Idemitsu Kosan Co., Ltd.	92,032	3,100,493
IHI Corp.	104,162	3,225,248
Iida Group Holdings Co., Ltd.	99,705	1,844,326
Inpex Corp.	697,176	7,881,039
Isetan Mitsukoshi Holdings Ltd.	308,203	3,577,639
Isuzu Motors Ltd.	411,780	6,516,799
ITOCHU Corp.	1,090,084	18,956,288
Itoham Yonekyu Holdings, Inc.	127,314	1,155,900
J Front Retailing Co., Ltd.	183,696	3,110,709
Japan Airlines Co., Ltd.	49,554	1,822,655
Japan Airport Terminal Co., Ltd.	39,860	1,492,457
Japan Exchange Group, Inc.	408,544	7,527,972
Japan Post Bank Co., Ltd.	309,116	3,941,813
Japan Post Holdings Co., Ltd.	990,148	11,431,761
Japan Tobacco, Inc.	875,236	29,095,017
JFE Holdings, Inc.	391,882	9,252,064
JGC Corp.	179,318	3,126,307
JSR Corp.	180,646	3,472,316
JTEKT Corp.	187,006	3,223,579
JXTG Holdings, Inc.	2,473,843	13,927,180
Kagome Co., Ltd.	79,220	2,948,495
Kajima Corp.	654,568	6,896,347
Kakaku.com, Inc.	93,075	1,475,493
Kaken Pharmaceutical Co., Ltd.	30,528	1,533,152
Kaneka Corp.	198,754	1,761,887
Kansai Paint Co., Ltd.	164,142	4,325,586
Kao Corp.	358,694	23,841,347
Kawasaki Heavy Industries Ltd.	113,531	3,763,907
Kawasaki Kisen Kaisha Ltd. *(a)	72,355	1,871,189
KDDI Corp.	1,367,174	39,278,535
Keihan Holdings Co., Ltd.	78,465	2,331,407
Keikyu Corp.	188,187	3,644,173
Keio Corp.	108,769	4,821,002
Keisei Electric Railway Co., Ltd.	133,143	4,283,230
Kewpie Corp.	97,322	2,509,039
Keyence Corp.	67,495	39,150,176
Kikkoman Corp.	116,729	4,589,675
Kintetsu Group Holdings Co., Ltd.	124,657	4,895,827
Kirin Holdings Co., Ltd.	648,357	15,234,840
Kobayashi Pharmaceutical Co., Ltd.	39,910	2,528,590
Kobe Steel Ltd. *	217,609	2,047,650
Koito Manufacturing Co., Ltd.	84,187	5,830,385
Komatsu Ltd.	703,820	21,887,258
Konami Holdings Corp.	73,096	3,873,458
Konica Minolta, Inc.	369,902	3,622,828
Kose Corp.	19,755	3,039,910

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kubota Corp.	864,539	16,378,381
Kuraray Co., Ltd.	269,374	5,201,887
Kurita Water Industries Ltd.	91,607	2,877,428
Kyocera Corp.	224,634	15,860,178
Kyowa Hakko Kirin Co., Ltd.	187,950	3,575,761
Kyushu Electric Power Co., Inc.	380,400	4,361,317
Kyushu Financial Group, Inc.	342,856	2,034,372
Kyushu Railway Co.	114,550	3,552,017
Lawson, Inc.	49,901	3,451,443
Lion Corp.	179,318	3,355,452
LIXIL Group Corp.	217,458	5,742,267
M3, Inc.	137,418	4,531,276
Mabuchi Motor Co., Ltd.	43,041	2,300,033
Makita Corp.	183,248	7,598,148
Marubeni Corp.	1,171,662	7,808,637
Marui Group Co., Ltd.	188,561	3,346,429
Maruichi Steel Tube Ltd.	64,749	1,834,184
Matsumotokiyoshi Holdings Co., Ltd.	31,993	2,653,099
Mazda Motor Corp.	422,634	5,676,412
Mebuki Financial Group, Inc.	1,174,157	4,941,941
Medipal Holdings Corp.	104,144	2,027,879
Megmilk Snow Brand Co., Ltd.	46,316	1,291,327
MEIJI Holdings Co., Ltd.	102,847	8,988,371
MINEBEA MITSUMI, Inc.	380,787	7,537,136
Miraca Holdings, Inc.	39,420	1,717,283
MISUMI Group, Inc.	232,989	6,818,632
Mitsubishi Chemical Holdings Corp.	1,027,571	11,165,956
Mitsubishi Corp.	1,008,092	25,340,805
Mitsubishi Electric Corp.	1,481,406	24,523,521
Mitsubishi Estate Co., Ltd.	886,548	15,864,460
Mitsubishi Gas Chemical Co., Inc.	179,671	5,041,481
Mitsubishi Heavy Industries Ltd.	229,000	8,492,471
Mitsubishi Logistics Corp.	68,548	1,837,666
Mitsubishi Materials Corp.	99,989	3,350,688
Mitsubishi Motors Corp.	499,573	3,504,444
Mitsubishi Tanabe Pharma Corp.	191,772	4,159,159
Mitsubishi UFJ Financial Group, Inc.	9,729,395	68,867,823
Mitsubishi UFJ Lease & Finance Co., Ltd.	390,010	2,227,035
Mitsui & Co., Ltd.	1,276,517	19,449,189
Mitsui Chemicals, Inc.	152,993	4,955,986
Mitsui Fudosan Co., Ltd.	700,327	15,870,866
Mitsui Mining & Smelting Co., Ltd.	69,065	3,912,891
Mitsui OSK Lines Ltd.	95,591	3,075,176
Mizuho Financial Group, Inc.	18,526,438	33,756,675
MonotaRO Co., Ltd.	50,183	1,430,533
Morinaga & Co., Ltd.	23,960	1,205,440
MS&AD Insurance Group Holdings, Inc.	380,400	12,424,485
Murata Manufacturing Co., Ltd.	139,205	18,864,607
Nabtesco Corp.	95,444	3,739,975
Nagoya Railroad Co., Ltd.	117,066	2,867,413
Nankai Electric Railway Co., Ltd.	114,139	2,858,957
NEC Corp.	188,969	5,065,967
Nexon Co., Ltd. *	132,076	3,800,409
NGK Insulators Ltd.	194,960	3,737,002
NGK Spark Plug Co., Ltd.	164,142	3,793,139
NH Foods Ltd.	129,996	3,202,707
Nichirei Corp.	81,186	2,365,099
Nidec Corp.	179,929	24,552,217
Nihon M&A Center, Inc.	50,336	2,523,435
Nikon Corp.	302,368	6,017,368
Nintendo Co., Ltd.	80,121	32,361,996
Nippon Electric Glass Co., Ltd.	57,286	2,231,955
Nippon Express Co., Ltd.	65,079	4,146,493
Nippon Kayaku Co., Ltd.	122,021	1,855,858
Nippon Paint Holdings Co., Ltd.	115,274	3,553,865
Nippon Shinyaku Co., Ltd.	42,734	3,070,295
Nippon Shokubai Co., Ltd.	23,726	1,660,110
Nippon Steel & Sumitomo Metal Corp.	572,221	13,913,707
Nippon Telegraph & Telephone Corp.	493,316	25,916,668
Security	Number of Shares	Value ($)
Nippon Yusen K.K. *	120,151	2,810,914
Nipro Corp.	107,974	1,566,952
Nissan Chemical Industries Ltd.	107,191	4,310,437
Nissan Motor Co., Ltd.	1,439,575	13,996,315
Nisshin Seifun Group, Inc.	252,668	4,958,303
Nissin Foods Holdings Co., Ltd.	61,704	4,471,824
Nitori Holdings Co., Ltd.	54,022	8,851,199
Nitto Denko Corp.	118,714	11,701,134
NOK Corp.	96,364	2,352,589
Nomura Holdings, Inc.	2,588,799	15,511,279
Nomura Real Estate Holdings, Inc.	80,629	1,864,687
Nomura Research Institute Ltd.	104,939	4,763,774
NSK Ltd.	325,142	4,913,231
NTN Corp.	343,555	1,691,603
NTT Data Corp.	496,220	5,857,706
NTT DOCOMO, Inc.	963,260	25,027,286
Obayashi Corp.	510,134	6,619,137
Obic Co., Ltd.	72,486	5,045,940
Odakyu Electric Railway Co., Ltd.	233,295	4,972,151
Oji Holdings Corp.	652,294	3,981,205
Olympus Corp.	207,525	8,549,129
Omron Corp.	138,056	8,179,360
Ono Pharmaceutical Co., Ltd.	351,112	8,029,093
Oracle Corp. Japan	36,144	3,223,423
Oriental Land Co., Ltd.	148,920	13,295,739
ORIX Corp.	988,110	17,077,027
Osaka Gas Co., Ltd.	345,492	6,659,454
Otsuka Corp.	53,616	4,024,614
Otsuka Holdings Co., Ltd.	331,462	14,732,961
Panasonic Corp.	1,572,074	23,432,549
Park24 Co., Ltd.	78,224	1,934,891
PeptiDream, Inc. *(a)	80,321	2,688,013
Persol Holdings Co., Ltd.	126,823	2,978,337
Pigeon Corp.	87,551	3,360,275
Pola Orbis Holdings, Inc.	42,460	1,555,659
Rakuten, Inc.	709,845	7,278,916
Recruit Holdings Co., Ltd.	901,584	21,326,061
Renesas Electronics Corp. *	317,812	3,899,342
Resona Holdings, Inc.	1,645,004	8,759,733
Resorttrust, Inc.	80,674	1,770,567
Ricoh Co., Ltd.	476,250	4,238,819
Rinnai Corp.	32,258	2,902,802
Rohm Co., Ltd.	62,025	6,374,045
Rohto Pharmaceutical Co., Ltd.	73,086	1,880,297
Ryohin Keikaku Co., Ltd.	19,551	6,123,610
Sanrio Co., Ltd. (a)	72,486	1,208,046
Santen Pharmaceutical Co., Ltd.	316,436	4,841,057
Sawai Pharmaceutical Co., Ltd.	24,444	1,199,210
SBI Holdings, Inc.	218,392	3,893,410
SCREEN Holdings Co., Ltd.	27,106	2,436,767
Secom Co., Ltd.	156,426	11,761,479
Sega Sammy Holdings, Inc.	141,078	1,712,023
Seibu Holdings, Inc.	200,066	3,627,487
Seiko Epson Corp.	225,502	5,481,126
Sekisui Chemical Co., Ltd.	304,520	5,907,805
Sekisui House Ltd.	448,892	8,401,808
Seven & i Holdings Co., Ltd.	575,808	23,695,061
Seven Bank Ltd.	837,720	2,814,733
Sharp Corp. *(a)	104,168	3,290,594
Shikoku Electric Power Co., Inc.	135,210	1,822,052
Shimadzu Corp.	190,514	4,557,491
Shimamura Co., Ltd.	22,912	2,770,201
Shimano, Inc.	57,620	7,991,264
Shimizu Corp.	514,190	5,729,815
Shin-Etsu Chemical Co., Ltd.	313,050	32,912,142
Shinsei Bank Ltd.	131,889	2,113,194
Shionogi & Co., Ltd.	221,452	12,386,114
Shiseido Co., Ltd.	301,328	14,734,523
Shochiku Co., Ltd.	10,124	1,666,450

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Showa Denko K.K.	154,731	5,758,944
Showa Shell Sekiyu K.K.	221,608	2,835,822
SMC Corp.	43,161	17,537,471
SoftBank Group Corp.	629,644	53,368,244
Sohgo Security Services Co., Ltd.	50,383	2,804,934
Sojitz Corp.	893,221	2,586,154
Sompo Holdings, Inc.	279,207	11,307,503
Sony Corp.	938,954	43,639,692
Sony Financial Holdings, Inc.	115,120	1,952,529
Sotetsu Holdings, Inc.	54,046	1,411,702
Square Enix Holdings Co., Ltd.	79,974	3,651,911
Stanley Electric Co., Ltd.	129,696	5,198,039
Start Today Co., Ltd.	139,504	4,269,704
Sugi Holdings Co., Ltd.	34,846	1,874,563
Sumco Corp.	195,016	4,919,621
Sumitomo Chemical Co., Ltd.	1,364,000	9,531,728
Sumitomo Corp.	906,962	14,130,631
Sumitomo Dainippon Pharma Co., Ltd.	133,334	1,939,750
Sumitomo Electric Industries Ltd.	590,091	10,327,449
Sumitomo Forestry Co., Ltd.	138,791	2,393,697
Sumitomo Heavy Industries Ltd.	98,972	4,037,417
Sumitomo Metal Mining Co., Ltd.	172,001	6,693,752
Sumitomo Mitsui Financial Group, Inc.	1,001,272	40,684,364
Sumitomo Mitsui Trust Holdings, Inc.	278,125	10,349,068
Sumitomo Osaka Cement Co., Ltd.	580,049	2,726,471
Sumitomo Realty & Development Co., Ltd.	343,903	11,358,433
Sumitomo Rubber Industries Ltd.	160,062	2,917,890
Sundrug Co., Ltd.	62,304	2,878,439
Suntory Beverage & Food Ltd.	99,012	4,300,061
Suruga Bank Ltd.	148,966	3,209,481
Suzuken Co., Ltd.	68,492	2,717,524
Suzuki Motor Corp.	305,705	16,500,230
Sysmex Corp.	104,280	7,939,463
T&D Holdings, Inc.	507,516	8,369,785
Taiheiyo Cement Corp.	96,631	3,980,778
Taisei Corp.	154,388	8,139,844
Taisho Pharmaceutical Holdings Co., Ltd.	31,002	2,471,184
Takashimaya Co., Ltd.	243,816	2,411,906
Takeda Pharmaceutical Co., Ltd.	552,968	30,557,653
TDK Corp.	87,941	7,206,282
Teijin Ltd.	144,804	3,131,457
Terumo Corp.	219,505	10,553,031
The Bank of Kyoto Ltd.	62,328	3,185,882
The Chiba Bank Ltd.	487,632	3,743,138
The Chugoku Bank Ltd.	175,515	2,294,611
The Chugoku Electric Power Co., Inc.	263,354	2,918,180
The Gunma Bank Ltd.	393,057	2,339,270
The Hachijuni Bank Ltd.	386,110	2,208,216
The Hiroshima Bank Ltd.	249,650	1,969,894
The Iyo Bank Ltd.	298,208	2,337,057
The Japan Steel Works Ltd.	73,684	2,370,425
The Juroku Bank Ltd.	38,852	1,156,134
The Kansai Electric Power Co., Inc.	564,337	7,483,813
The San-In Godo Bank Ltd.	130,758	1,184,832
The Shiga Bank Ltd.	217,258	1,126,041
The Shizuoka Bank Ltd.	411,752	4,076,862
The Yokohama Rubber Co., Ltd.	88,301	1,985,303
THK Co., Ltd.	103,732	3,805,191
TIS, Inc.	77,651	2,650,702
Tobu Railway Co., Ltd.	172,042	5,496,181
Toho Co., Ltd.	99,044	3,358,849
Toho Gas Co., Ltd.	82,121	2,340,968
Tohoku Electric Power Co., Inc.	380,400	5,037,780
Tokio Marine Holdings, Inc.	522,229	23,146,918
Tokyo Electric Power Co. Holdings, Inc. *	1,185,436	4,766,956
Tokyo Electron Ltd.	118,248	21,936,718
Tokyo Gas Co., Ltd.	278,323	6,553,604
Tokyo Tatemono Co., Ltd.	125,681	1,747,550
Security	Number of Shares	Value ($)
Tokyu Corp.	361,430	5,784,559
Tokyu Fudosan Holdings Corp.	380,400	2,753,443
Topcon Corp.	77,840	1,732,715
Toppan Printing Co., Ltd.	468,662	4,380,684
Toray Industries, Inc.	1,157,310	10,931,385
Toshiba Corp. *(a)	2,755,878	6,797,036
Tosoh Corp.	236,316	5,235,042
TOTO Ltd.	125,693	7,008,841
Toyo Seikan Group Holdings Ltd.	100,911	1,669,150
Toyo Suisan Kaisha Ltd.	80,874	3,454,517
Toyo Tire & Rubber Co., Ltd.	77,600	1,587,990
Toyota Industries Corp.	114,971	7,160,966
Toyota Motor Corp.	1,959,322	123,331,971
Toyota Tsusho Corp.	202,803	7,647,814
Trend Micro, Inc.	100,254	5,688,869
Tsumura & Co.	54,146	1,877,365
Tsuruha Holdings, Inc.	31,152	4,320,442
Ube Industries Ltd.	75,310	2,190,555
Ulvac, Inc.	22,240	1,496,512
Unicharm Corp.	293,192	7,710,684
USS Co., Ltd.	196,497	4,152,767
Wacoal Holdings Corp.	38,440	1,195,400
Welcia Holdings Co., Ltd.	76,830	3,302,375
West Japan Railway Co.	137,789	10,166,872
Yahoo Japan Corp.	909,440	4,169,096
Yakult Honsha Co., Ltd.	69,924	5,473,699
Yamada Denki Co., Ltd.	693,308	3,779,258
Yamaguchi Financial Group, Inc.	194,099	2,325,962
Yamaha Corp.	119,724	4,418,570
Yamaha Motor Co., Ltd.	221,206	6,958,091
Yamato Holdings Co., Ltd.	277,772	5,648,275
Yamazaki Baking Co., Ltd.	95,384	1,846,224
Yaskawa Electric Corp.	164,142	7,260,649
Yokogawa Electric Corp.	184,660	3,415,810
Zenkoku Hosho Co., Ltd.	59,462	2,569,132
		2,900,693,954

Netherlands 2.9%
ABN AMRO Group N.V.	267,280	7,943,380
Aegon N.V.	1,380,583	8,589,548
Akzo Nobel N.V.	202,328	18,262,304
Altice N.V., A Shares *(a)	468,940	3,709,338
Altice N.V., B Shares *	61,790	487,657
ArcelorMittal *	479,519	14,502,551
ASML Holding N.V.	236,982	41,706,662
ASR Nederland N.V.	89,399	3,650,875
Boskalis Westminster	88,370	3,274,309
Gemalto N.V.	80,298	3,055,648
Heineken Holding N.V.	83,688	8,079,622
Heineken N.V.	174,054	17,762,772
ING Groep N.V.	2,827,208	51,087,825
Koninklijke Ahold Delhaize N.V.	883,883	18,964,891
Koninklijke DSM N.V.	143,850	13,512,309
Koninklijke KPN N.V.	2,294,155	8,430,612
Koninklijke Philips N.V.	702,336	27,321,162
Koninklijke Vopak N.V.	69,260	2,931,666
NN Group N.V.	248,905	10,952,734
Philips Lighting N.V.	42,065	1,596,221
Randstad Holding N.V.	84,658	5,222,737
RELX N.V.	625,928	14,355,565
Unibail-Rodamco SE	72,928	18,691,126
Unilever N.V. CVA	1,131,713	65,290,616
Wolters Kluwer N.V.	228,240	11,844,978
		381,227,108

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
New Zealand 0.2%
Auckland International Airport Ltd.	933,381	4,086,598
Contact Energy Ltd.	658,958	2,441,933
Fisher & Paykel Healthcare Corp., Ltd.	476,742	4,285,851
Fletcher Building Ltd.	610,869	2,909,309
Kiwi Property Group Ltd.	2,062,325	1,945,997
Ryman Healthcare Ltd.	481,658	3,467,341
SKYCITY Entertainment Group Ltd.	800,608	2,170,198
Spark New Zealand Ltd.	1,513,992	3,761,097
		25,068,324

Norway 0.6%
DNB A.S.A.	738,679	13,517,610
Gjensidige Forsikring A.S.A.	167,376	3,044,760
Marine Harvest A.S.A. *	240,017	4,238,787
Norsk Hydro A.S.A.	1,052,806	7,181,903
Orkla A.S.A.	652,342	6,562,963
Schibsted A.S.A., B Shares	68,472	1,709,787
Schibsted A.S.A., Class A	68,472	1,851,030
Statoil A.S.A.	739,631	14,882,288
Telenor A.S.A.	490,716	11,034,044
Yara International A.S.A.	149,335	6,663,532
		70,686,704

Portugal 0.1%
Banco Espirito Santo S.A. *(c)	505,213	—
EDP - Energias de Portugal S.A.	1,716,704	6,028,155
Galp Energia, SGPS, S.A.	449,755	8,502,487
Jeronimo Martins, SGPS, S.A.	179,272	3,526,957
		18,057,599

Republic of Korea 4.3%
Amorepacific Corp.	23,594	6,699,330
AMOREPACIFIC Group	18,347	2,486,729
BGF retail Co., Ltd. (c)	19,330	1,393,609
BNK Financial Group, Inc.	271,769	2,374,935
Celltrion, Inc. *	59,093	10,865,619
Cheil Worldwide, Inc.	46,165	852,669
CJ CheilJedang Corp.	5,790	2,133,508
CJ Corp.	6,762	1,214,768
CJ Logistics Corp. *	17,087	2,386,606
Coway Co., Ltd.	30,955	2,727,852
Daelim Industrial Co., Ltd.	29,302	2,226,764
DB Insurance Co., Ltd.	31,646	1,991,961
E-MART, Inc.	15,172	3,813,041
GS Holdings Corp.	36,954	2,074,789
Hana Financial Group, Inc.	212,000	9,243,648
Hankook Tire Co., Ltd.	53,619	2,640,917
Hanon Systems	194,268	2,356,387
Hanwha Chemical Corp.	55,831	1,500,626
Hanwha Corp.	40,000	1,525,385
Hanwha Life Insurance Co., Ltd.	301,524	2,066,960
Hotel Shilla Co., Ltd.	26,539	2,065,567
Hyosung Corp.	17,224	2,136,678
Hyundai Construction Equipment Co., Ltd. *	12,012	2,042,012
Hyundai Department Store Co., Ltd.	15,600	1,401,957
Hyundai Development Co-Engineering & Construction	95,895	3,648,108
Hyundai Engineering & Construction Co., Ltd.	124,578	4,012,367
Hyundai Glovis Co., Ltd.	17,714	2,384,655
Hyundai Heavy Industries Co., Ltd. *	27,431	3,730,566
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	2,043,240
Security	Number of Shares	Value ($)
Hyundai Mobis Co., Ltd.	49,009	12,316,987
Hyundai Motor Co.	97,641	14,759,425
Hyundai Robotics Co., Ltd. *	11,812	4,330,795
Hyundai Steel Co.	59,380	3,273,880
Industrial Bank of Korea	225,048	3,288,089
Kakao Corp.	20,800	2,608,959
Kangwon Land, Inc.	98,795	3,372,602
KB Financial Group, Inc. ADR	318,388	17,610,040
KCC Corp.	3,973	1,407,389
Kia Motors Corp.	171,094	5,290,432
Korea Aerospace Industries Ltd.	36,992	1,703,009
Korea Electric Power Corp. ADR (a)	380,400	6,637,980
Korea Investment Holdings Co., Ltd.	18,000	1,128,050
Korea Zinc Co., Ltd.	7,524	3,363,589
KT&G Corp.	83,065	9,312,134
Kumho Petrochemical Co., Ltd.	10,221	839,658
LG Chem Ltd.	36,308	13,929,327
LG Corp.	62,925	5,261,819
LG Display Co., Ltd. ADR	434,070	6,103,024
LG Electronics, Inc.	80,148	6,628,367
LG Household & Health Care Ltd.	7,243	7,807,065
LG Uplus Corp.	285,054	3,627,841
Lotte Chemical Corp.	11,908	3,917,357
Lotte Chilsung Beverage Co., Ltd.	626	701,787
Lotte Confectionery Co., Ltd. *	2,830	388,776
Lotte Corp.	42,434	2,398,062
Lotte Shopping Co., Ltd.	13,761	2,655,465
LS Corp.	17,626	1,080,316
Mando Corp.	7,921	2,405,597
Mirae Asset Daewoo Co., Ltd.	307,323	2,894,611
NAVER Corp.	17,069	12,547,852
NCSoft Corp.	10,001	4,011,428
Neoplux Co., Ltd. *(c)	390	—
Netmarble Games Corp. *	16,577	2,574,329
NHN Entertainment Corp. *	25,051	1,558,422
OCI Co., Ltd.	10,000	1,116,471
Orion Corp. *	17,922	1,885,660
Orion Holdings Corp.	12,547	332,627
POSCO ADR	221,983	16,923,984
S-1 Corp.	6,932	636,986
S-Oil Corp.	33,943	3,727,258
Samsung Biologics Co., Ltd. *	14,000	4,406,157
Samsung C&T Corp.	51,798	6,282,873
Samsung Card Co., Ltd.	32,702	1,147,913
Samsung Electro-Mechanics Co., Ltd.	45,129	4,146,933
Samsung Electronics Co., Ltd. GDR	141,639	166,425,825
Samsung Fire & Marine Insurance Co., Ltd.	24,604	5,878,282
Samsung Heavy Industries Co., Ltd. *	166,318	1,826,327
Samsung Life Insurance Co., Ltd.	45,416	5,341,831
Samsung SDI Co., Ltd.	40,893	7,966,291
Samsung SDS Co., Ltd.	23,160	4,000,992
Samsung Securities Co., Ltd.	80,959	2,707,933
Shinhan Financial Group Co., Ltd. ADR	358,776	16,205,912
Shinsegae Co., Ltd.	6,069	1,600,554
SK Holdings Co., Ltd.	26,531	7,118,816
SK Hynix, Inc.	373,297	26,344,323
SK Innovation Co., Ltd.	38,578	7,320,337
SK Telecom Co., Ltd. ADR	199,255	5,467,557
Woori Bank	387,149	5,763,211
Yuhan Corp.	7,127	1,440,790
		563,791,559

Singapore 1.2%
Ascendas Real Estate Investment Trust	1,290,209	2,528,695
CapitaLand Commercial Trust	2,689,105	3,773,132
CapitaLand Ltd.	1,961,869	5,141,349
CapitaLand Mall Trust	2,252,952	3,428,769

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
City Developments Ltd.	456,579	4,104,804
ComfortDelGro Corp., Ltd.	2,326,350	3,454,120
DBS Group Holdings Ltd.	1,320,827	23,955,311
Genting Singapore plc	5,346,956	5,279,474
Global Logistic Properties Ltd.	1,628,989	4,051,309
Golden Agri-Resources Ltd.	5,893,048	1,618,729
Jardine Cycle & Carriage Ltd.	70,036	2,073,523
Keppel Corp., Ltd.	1,089,116	6,169,232
Oversea-Chinese Banking Corp., Ltd.	2,535,642	23,436,335
Sembcorp Industries Ltd.	1,218,180	2,758,314
Singapore Airlines Ltd.	384,821	3,068,283
Singapore Exchange Ltd.	513,902	2,861,370
Singapore Post Ltd.	2,046,898	1,975,477
Singapore Press Holdings Ltd. (a)	1,015,998	2,081,777
Singapore Technologies Engineering Ltd.	1,291,902	3,126,652
Singapore Telecommunications Ltd.	4,988,068	13,812,541
Suntec Real Estate Investment Trust	1,025,088	1,552,472
United Overseas Bank Ltd.	898,444	17,475,303
UOL Group Ltd.	400,263	2,644,648
Venture Corp., Ltd.	274,168	4,274,334
Wilmar International Ltd.	1,704,207	3,947,384
Wing Tai Holdings Ltd.	1,095,893	1,765,470
		150,358,807

Spain 2.8%
Abertis Infraestructuras S.A.	532,884	11,919,807
Acciona S.A.	35,231	2,867,024
ACS, Actividades de Construccion y Servicios S.A.	152,160	5,896,409
Aena SME S.A.	51,863	10,336,362
Amadeus IT Group S.A.	307,298	22,193,256
Banco Bilbao Vizcaya Argentaria S.A.	4,866,509	41,674,140
Banco de Sabadell S.A.	4,405,549	8,877,495
Banco Santander S.A.	11,716,593	78,834,280
Bankia S.A.	640,245	3,081,066
Bankinter S.A.	517,447	5,001,840
CaixaBank S.A.	2,641,429	12,575,984
Cellnex Telecom SAU	102,742	2,533,391
Corporacion Financiera Alba S.A.	26,634	1,597,379
Distribuidora Internacional de Alimentacion S.A.	525,360	2,476,837
Enagas S.A.	171,180	5,032,245
Endesa S.A.	244,144	5,453,854
Ferrovial S.A.	424,923	9,370,619
Gas Natural SDG S.A.	244,138	5,466,819
Grifols S.A.	241,776	7,065,782
Iberdrola S.A.	4,308,989	34,279,552
Industria de Diseno Textil S.A.	776,422	27,532,301
Mapfre S.A.	792,656	2,670,918
Mediaset Espana Comunicacion S.A.	102,708	1,198,309
Merlin Properties Socimi S.A.	231,213	3,046,339
Red Electrica Corp. S.A.	329,376	7,461,897
Repsol S.A.	843,871	15,515,442
Siemens Gamesa Renewable Energy S.A.	186,877	2,344,096
Telefonica S.A.	3,285,016	33,704,825
		370,008,268

Sweden 2.4%
Alfa Laval AB	193,346	4,588,921
Assa Abloy AB, B Shares	662,886	13,498,012
Atlas Copco AB, A Shares	473,286	20,421,726
Atlas Copco AB, B Shares	286,462	11,054,324
Boliden AB	194,881	6,189,742
Electrolux AB, Series B	179,323	5,981,773
Essity AB, B Shares *	392,075	11,436,766
Fastighets AB Balder, B Shares *	119,811	3,100,958
Getinge AB, B Shares	139,122	2,514,027
Security	Number of Shares	Value ($)
Hennes & Mauritz AB, B Shares	717,282	16,963,899
Hexagon AB, B Shares	186,396	9,196,844
Husqvarna AB, B Shares	275,964	2,528,195
ICA Gruppen AB	88,570	3,218,041
Industrivarden AB, A Shares	220,632	5,681,295
Industrivarden AB, C Shares	96,298	2,357,201
Investor AB, B Shares	317,204	14,878,304
Kinnevik AB, B Shares	152,491	4,911,067
L E Lundbergfortagen AB, B Shares	17,564	1,294,020
Lundin Petroleum AB *	152,185	3,517,039
Nordea Bank AB	2,309,885	27,189,954
Sandvik AB	793,990	13,690,550
Securitas AB, B Shares	252,235	4,449,096
Skandinaviska Enskilda Banken AB, A Shares	1,012,270	12,073,463
Skanska AB, B Shares	285,592	6,291,697
SKF AB, B Shares	313,262	7,111,774
Svenska Cellulosa AB SCA, B Shares	474,039	4,644,290
Svenska Handelsbanken AB, A Shares	1,109,126	15,224,955
Swedbank AB, A Shares	783,790	18,800,163
Swedish Match AB	146,853	5,578,826
Tele2 AB, B Shares	346,164	4,448,571
Telefonaktiebolaget LM Ericsson, B Shares	2,203,922	13,923,349
Telia Co. AB	1,932,638	8,517,665
Trelleborg AB, B Shares	203,069	4,897,662
Volvo AB, B Shares	1,176,266	22,469,723
		312,643,892

Switzerland 7.0%
ABB Ltd.	1,428,859	36,654,573
Adecco Group AG	118,892	9,008,162
ams AG *	35,164	3,430,634
Aryzta AG *	59,615	1,996,779
Baloise Holding AG	34,236	5,282,096
Banque Cantonale Vaudoise	3,804	2,917,065
Barry Callebaut AG *	1,134	2,111,057
Chocoladefabriken Lindt & Sprungli AG	560	7,686,970
Cie Financiere Richemont S.A.	373,999	32,260,009
Clariant AG *	197,990	5,403,668
Credit Suisse Group AG *	1,831,783	31,078,471
DKSH Holding AG	30,432	2,612,575
Dufry AG *	24,131	3,479,759
EMS-Chemie Holding AG	4,231	2,826,555
Flughafen Zuerich AG	9,264	2,086,865
Geberit AG	27,742	12,086,183
Givaudan S.A.	7,281	16,594,407
Helvetia Holding AG	5,855	3,237,706
Idorsia Ltd. *	57,716	1,243,132
Julius Baer Group Ltd. *	175,854	10,351,200
Kuehne & Nagel International AG	38,040	6,694,141
LafargeHolcim Ltd. *	355,051	19,452,868
Logitech International S.A.	95,403	3,328,588
Lonza Group AG *	54,427	14,250,402
Nestle S.A.	2,315,071	198,630,003
Novartis AG	1,742,507	149,416,049
Pargesa Holding S.A.	19,020	1,636,733
Partners Group Holding AG	13,183	9,075,521
PSP Swiss Property AG	30,853	2,755,546
Roche Holding AG	515,913	130,403,388
Roche Holding AG, Bearer Shares	19,535	4,967,554
Schindler Holding AG	44,531	10,022,679
SGS S.A.	3,804	9,421,384
Sika AG	1,268	9,813,942
Sonova Holding AG	41,844	6,677,483
Straumann Holding AG	7,917	5,901,771
Sulzer AG	11,412	1,336,504
Swiss Life Holding AG *	23,063	7,755,387

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swiss Prime Site AG *	57,060	4,927,632
Swiss Re AG	244,173	22,926,575
Swisscom AG	15,605	8,247,869
Temenos Group AG *	38,703	4,784,912
The Swatch Group AG	66,300	10,637,637
UBS Group AG *	2,588,742	44,791,208
Vifor Pharma AG	33,382	4,212,057
Zurich Insurance Group AG	112,507	34,051,714
		918,467,413

United Kingdom 15.3%
3i Group plc	720,926	8,792,697
Admiral Group plc	137,604	3,581,929
Aggreko plc	205,952	2,368,296
Anglo American plc	824,814	15,173,372
Antofagasta plc	301,373	3,710,340
Ashmore Group plc	393,899	2,000,573
Ashtead Group plc	359,922	9,252,093
Associated British Foods plc	252,903	10,092,252
AstraZeneca plc	933,237	60,346,740
Auto Trader Group plc	818,871	3,727,769
Aviva plc	2,969,084	20,537,615
Babcock International Group plc	202,365	1,909,303
BAE Systems plc	2,325,500	17,376,489
Barclays plc	12,359,214	32,372,664
Barratt Developments plc	755,300	6,195,819
Bellway plc	120,597	5,651,584
Berkeley Group Holdings plc	96,434	4,981,328
BHP Billiton plc	1,560,848	28,417,739
Booker Group plc	1,255,499	3,721,921
BP plc	14,122,180	93,498,798
British American Tobacco plc	1,671,765	106,111,409
BT Group plc	6,098,896	21,531,061
Bunzl plc	271,292	7,767,012
Burberry Group plc	343,555	7,980,318
Capita plc	488,524	3,084,922
Capital & Counties Properties plc	586,302	2,076,977
Carnival plc	134,612	8,684,492
Centrica plc	4,079,755	7,985,627
Cobham plc *	1,739,030	2,989,630
Coca-Cola HBC AG *	152,160	4,879,465
Compass Group plc	1,082,574	21,966,752
ConvaTec Group plc	849,562	2,231,020
CRH plc	601,607	20,896,625
Croda International plc	101,331	5,861,137
CYBG plc *	730,944	3,104,872
Daily Mail & General Trust plc, A Shares	167,376	1,211,009
DCC plc	61,409	5,947,689
Derwent London plc	66,243	2,491,029
Diageo plc	1,874,017	65,156,796
Direct Line Insurance Group plc	1,020,248	5,051,915
Dixons Carphone plc	746,052	1,604,721
DS Smith plc	677,763	4,954,254
easyJet plc	225,908	4,299,555
Experian plc	702,083	14,616,770
Ferguson plc	188,708	13,615,204
Fresnillo plc	119,293	2,084,720
G4S plc	1,366,022	4,744,833
GKN plc	1,251,516	5,253,452
GlaxoSmithKline plc	3,576,677	61,947,906
Glencore plc *	8,526,340	39,195,567
Halma plc	275,089	4,766,393
Hammerson plc	636,387	4,475,210
Hargreaves Lansdown plc	174,984	3,794,613
Hikma Pharmaceuticals plc (a)	118,249	1,648,699
Howden Joinery Group plc	443,310	2,702,191
HSBC Holdings plc	14,921,540	148,257,383
IMI plc	247,711	4,211,546
Security	Number of Shares	Value ($)
Imperial Brands plc	703,902	29,199,704
Inchcape plc	373,665	3,773,357
Informa plc	646,952	6,568,103
Inmarsat plc	366,517	2,395,841
InterContinental Hotels Group plc	132,294	7,788,183
International Consolidated Airlines Group S.A.	723,969	6,007,407
Intertek Group plc	104,628	7,407,237
Intu Properties plc	821,664	2,185,563
Investec plc	469,380	3,284,897
ITV plc	2,690,792	5,824,186
J Sainsbury plc	1,202,444	3,781,122
John Wood Group plc	458,625	4,491,619
Johnson Matthey plc	138,430	5,679,666
Just Eat plc *	537,124	5,805,720
Kingfisher plc	1,743,984	7,884,889
Land Securities Group plc	559,863	7,078,403
Legal & General Group plc	4,436,595	16,046,963
Lloyds Banking Group plc	53,188,939	47,519,502
London Stock Exchange Group plc	255,687	13,079,531
Marks & Spencer Group plc	1,240,104	5,257,587
Mediclinic International plc	282,247	2,160,571
Meggitt plc	579,549	3,800,151
Melrose Industries plc	1,316,760	3,563,084
Merlin Entertainments plc	472,737	2,251,881
Micro Focus International plc	323,727	10,907,129
Mondi plc	255,121	6,098,788
National Grid plc	2,494,199	29,880,027
Next plc	100,319	6,079,627
NMC Health plc	33,166	1,279,064
Old Mutual plc	3,625,419	9,682,598
Paddy Power Betfair plc	61,728	6,956,216
Pearson plc	576,948	5,529,381
Pennon Group plc	309,421	3,327,747
Persimmon plc	210,233	7,228,384
Polymetal International plc	180,241	2,172,672
Provident Financial plc (a)	104,685	1,239,936
Prudential plc	1,854,069	46,656,473
Randgold Resources Ltd.	68,914	6,320,092
Reckitt Benckiser Group plc	470,612	41,318,692
RELX plc	795,036	18,596,754
Rentokil Initial plc	1,286,864	5,541,189
Rightmove plc	65,007	3,547,150
Rio Tinto plc	891,593	42,259,797
Rolls-Royce Holdings plc *(c)	55,297,980	74,854
Rolls-Royce Holdings plc *	1,244,640	14,438,803
Royal Bank of Scotland Group plc *	2,472,646	9,258,076
Royal Dutch Shell plc, A Shares	3,375,521	107,720,692
Royal Dutch Shell plc, B Shares	2,725,406	88,117,684
Royal Mail plc	583,664	3,491,351
RPC Group plc	270,887	3,388,182
RSA Insurance Group plc	713,237	5,874,908
Schroders plc	89,568	4,182,911
Segro plc	749,388	5,564,037
Severn Trent plc	194,004	5,512,261
Shire plc	655,399	32,484,144
Sky plc *	774,632	9,819,963
Smith & Nephew plc	646,680	11,467,463
Smiths Group plc	314,022	6,303,879
Smurfit Kappa Group plc	190,996	6,086,076
Spirax-Sarco Engineering plc	45,708	3,566,959
SSE plc	742,534	13,760,253
St. James's Place plc	351,429	5,775,145
Standard Chartered plc *	1,964,023	19,631,111
Standard Life Aberdeen plc	1,998,891	11,640,353
Tate & Lyle plc	343,520	3,129,491
Taylor Wimpey plc	2,337,237	6,185,234
Tesco plc	5,969,713	15,680,999
The British Land Co. plc	795,454	6,772,864

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Sage Group plc	846,862	8,878,522
The Weir Group plc	163,675	4,346,983
Travis Perkins plc	186,396	4,059,750
TUI AG	325,110	6,002,765
Unilever plc	888,353	50,072,920
United Utilities Group plc	521,705	5,794,423
Vodafone Group plc	19,873,754	60,341,459
Whitbread plc	141,366	6,827,731
William Hill plc	689,913	2,697,107
Wm Morrison Supermarkets plc	1,277,050	3,739,134
Worldpay Group plc	1,196,602	6,835,476
WPP plc	933,986	16,524,281
		1,996,397,222
Total Common Stock
(Cost $11,076,770,966)		12,874,593,489

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	35,719	3,096,260
Fuchs Petrolub SE	50,043	2,634,376
Henkel AG & Co. KGaA	135,810	18,460,366
Porsche Automobil Holding SE	121,728	10,203,508
Sartorius AG	21,309	2,045,327
Volkswagen AG	130,119	27,631,748
		64,071,585

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	558,322	1,786,779

Republic of Korea 0.2%
Amorepacific Corp.	4,500	690,558
Hyundai Motor Co., Ltd. 2nd	35,312	3,520,654
Samsung Electronics Co., Ltd.	12,236	23,566,879
		27,778,091

Spain 0.0%
Grifols S.A., B Shares	153,240	3,453,327
Total Preferred Stock
(Cost $73,917,687)		97,089,782
Security	Number of Shares	Value ($)
Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	18,849,155	18,849,155
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.00% (b)	28,612,975	28,612,975
Total Other Investment Companies
(Cost $47,462,130)		47,462,130

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 12/15/17	620	62,595,200	631,002
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,094,587.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,863,105,049	$—	$—	$9,863,105,049
Hong Kong	432,678,041	—	564,019	433,242,060
Portugal	18,057,599	—	— *	18,057,599
Republic of Korea	562,397,950	—	1,393,609 *	563,791,559
United Kingdom	1,996,322,368	—	74,854	1,996,397,222
Preferred Stock[1]	97,089,782	—	—	97,089,782
Other Investment Companies[1]	47,462,130	—	—	47,462,130
Futures Contracts[2]	631,002	—	—	631,002
Total	$13,017,743,921	$—	$2,032,482	$13,019,776,403
*	Level 3 amount shown includes securities determined to have no value at November 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended November 30, 2017. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
12

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.6%
Abacus Property Group	317,603	1,000,599
Aconex Ltd. *(a)	148,437	578,079
Ainsworth Game Technology Ltd. *	152,920	237,983
Altium Ltd.	107,494	1,072,277
APN Outdoor Group Ltd.	130,972	491,171
ARB Corp., Ltd.	64,991	981,331
Ardent Leisure Group	391,545	512,741
Arena REIT	220,199	417,910
Asaleo Care Ltd.	351,399	408,150
Ausdrill Ltd.	255,760	464,043
Australian Agricultural Co., Ltd. *	424,378	417,206
Australian Pharmaceutical Industries Ltd.	347,923	397,509
Automotive Holdings Group Ltd.	214,296	601,926
Aventus Retail Property Fund Ltd.	296,875	531,879
Aveo Group	448,718	895,894
Bapcor Ltd.	207,714	930,348
Beach Energy Ltd.	1,577,438	1,257,387
Bega Cheese Ltd.	115,284	674,762
Bellamy's Australia Ltd. *	63,428	556,148
Blackmores Ltd. (a)	10,937	1,391,885
Blue Sky Alternative Investments Ltd.	51,317	500,212
Breville Group Ltd.	124,785	1,250,443
Brickworks Ltd.	54,908	583,568
BT Investment Management Ltd.	211,156	1,755,275
BWP Trust	421,405	1,023,711
BWX Ltd.	59,471	304,745
Cabcharge Australia Ltd.	108,448	138,312
Cardno Ltd. *	186,778	199,218
carsales.com Ltd.	195,046	2,154,406
Centuria Industrial REIT	173,597	355,823
Charter Hall Group	408,283	1,955,772
Charter Hall Long Wale REIT	123,180	398,361
Charter Hall Retail REIT	315,635	1,044,718
Cleanaway Waste Management Ltd.	941,990	1,054,790
Collins Foods Ltd.	61,078	280,059
Corporate Travel Management Ltd.	71,526	1,103,898
Costa Group Holdings Ltd.	240,905	1,152,163
Credit Corp. Group Ltd.	48,344	829,428
Cromwell Property Group	1,455,480	1,149,125
Eclipx Group Ltd.	195,767	600,411
Elders Ltd.	88,979	464,057
Estia Health Ltd.	256,121	738,850
Evolution Mining Ltd.	899,893	1,666,895
FlexiGroup Ltd.	292,712	366,650
Folkestone Education Trust	217,161	494,573
G.U.D. Holdings Ltd.	78,930	728,024
G8 Education Ltd.	326,599	1,093,405
Galaxy Resources Ltd. *(a)	321,498	939,651
Gateway Lifestyle	293,907	484,169
GDI Property Group	212,042	209,263
Genworth Mortgage Insurance Australia Ltd.	226,021	545,637
Gold Road Resources Ltd. *	695,339	374,785
Security	Number of Shares	Value ($)
GrainCorp Ltd., Class A	241,832	1,397,095
Greencross Ltd.	83,296	367,390
Growthpoint Properties Australia Ltd.	139,124	372,824
GWA Group Ltd.	266,484	578,582
Highfield Resources Ltd. *(a)	253,861	177,301
HT&E Ltd.	203,003	275,856
IDP Education Ltd.	121,710	534,050
Independence Group NL	427,207	1,362,119
Infigen Energy *	513,980	269,230
Ingenia Communities Group	168,519	360,766
Inghams Group Ltd. (a)	176,559	473,143
Investa Office Fund	532,209	1,939,327
InvoCare Ltd.	98,577	1,336,548
IPH Ltd.	86,785	361,697
IRESS Ltd.	117,808	973,041
Jacana Minerals Ltd. *(b)	8,715	—
Japara Healthcare Ltd. (a)	195,227	315,680
JB Hi-Fi Ltd.	99,318	1,780,129
Karoon Gas Australia Ltd. *	205,035	211,687
Link Administration Holdings Ltd.	413,166	2,669,203
Liquefied Natural Gas Ltd. *(a)	353,169	123,330
Lynas Corp., Ltd. *	387,241	593,827
MACA Ltd.	156,906	197,136
Mantra Group Ltd.	265,186	787,145
Mayne Pharma Group Ltd. *(a)	1,135,169	555,837
McMillan Shakespeare Ltd.	56,389	761,977
Mesoblast Ltd. *(a)	204,444	209,525
Mineral Resources Ltd.	127,440	1,890,418
Monadelphous Group Ltd.	82,032	1,165,780
Myer Holdings Ltd. (a)	584,480	348,311
MYOB Group Ltd.	295,545	783,027
Nanosonics Ltd. *	171,011	329,750
Navitas Ltd.	288,558	1,150,058
New South Resources Ltd. *	392,558	491,717
NEXTDC Ltd. *	240,594	1,063,005
nib Holdings Ltd.	404,016	2,073,351
Nine Entertainment Co. Holdings Ltd.	520,544	626,346
Northern Star Resources Ltd.	502,582	2,224,349
oOh!media Ltd.	110,849	364,374
Orocobre Ltd. *(a)	207,594	986,544
Pact Group Holdings Ltd.	186,191	785,889
Pilbara Minerals Ltd. *(a)	1,096,699	878,350
Premier Investments Ltd.	75,476	825,658
Primary Health Care Ltd.	418,083	1,171,160
Qube Holdings Ltd.	1,047,845	2,100,044
Quintis Ltd. *(a)(b)	227,692	25,496
RCR Tomlinson Ltd.	102,512	311,288
Regis Healthcare Ltd.	69,272	198,782
Regis Resources Ltd.	436,778	1,303,109
Reliance Worldwide Corp., Ltd.	364,716	1,065,965
Resolute Mining Ltd.	462,448	356,333
Retail Food Group Ltd. (a)	132,276	452,882
Rural Funds Group	244,746	447,775
Sandfire Resources NL	132,168	623,082
Saracen Mineral Holdings Ltd. *	677,942	769,416
Select Harvests Ltd. (a)	76,111	268,675
Senex Energy Ltd. *	897,438	235,045

13

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seven Group Holdings Ltd.	75,683	790,577
SG Fleet Group Ltd.	108,448	339,193
Sigma Healthcare Ltd.	901,886	540,887
Sirtex Medical Ltd.	41,263	465,800
SmartGroup Corp., Ltd.	52,317	409,477
Southern Cross Media Group Ltd.	722,680	633,659
SpeedCast International Ltd.	203,809	801,458
St. Barbara Ltd.	447,104	1,086,141
Starpharma Holdings Ltd. *	396,443	421,343
Steadfast Group Ltd.	350,366	771,343
Super Retail Group Ltd.	139,708	846,353
Superloop Ltd. (a)	144,309	265,116
Syrah Resources Ltd. *	215,529	674,109
Tassal Group Ltd.	185,027	560,448
Technology One Ltd.	169,712	646,761
Tox Free Solutions Ltd.	160,194	318,621
Village Roadshow Ltd. *	81,926	249,398
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	31,044	122,549
Viva Energy REIT	321,060	531,337
Washington H Soul Pattinson & Co., Ltd.	84,012	1,078,481
Webjet Ltd.	73,964	531,738
Western Areas Ltd.	194,051	452,253
Westgold Resources Ltd. *	234,022	334,885
WiseTech Global Ltd.	49,230	453,334
WPP AUNZ Ltd.	257,829	164,414
		97,549,724

Austria 1.1%
BUWOG AG *	92,414	2,661,084
CA Immobilien Anlagen AG	65,789	1,980,698
DO & Co. AG (a)	6,370	362,218
EVN AG	25,502	444,403
IMMOFINANZ AG *	749,244	1,801,016
Kapsch TrafficCom AG	3,598	211,243
Lenzing AG	13,105	1,561,481
Mayr Melnhof Karton AG	6,824	980,866
Oesterreichische Post AG	27,332	1,235,135
Porr AG (a)	7,152	230,247
S IMMO AG	49,571	847,284
Schoeller-Bleckmann Oilfield Equipment AG *	9,209	867,448
Semperit AG Holding	10,015	291,370
Strabag SE	15,310	594,379
UNIQA Insurance Group AG	85,823	912,077
Verbund AG	39,042	925,914
Wienerberger AG	102,490	2,331,651
Zumtobel Group AG	24,704	313,410
		18,551,924

Belgium 1.5%
Aedifica S.A.	13,372	1,275,528
AGFA-Gevaert N.V. *	147,208	670,851
Barco N.V.	8,850	945,275
Befimmo S.A.	17,897	1,143,796
Bekaert S.A.	31,112	1,295,406
Cie d'Entreprises CFE	5,934	861,430
Cofinimmo S.A.	19,315	2,495,326
D'Ieteren S.A. N.V.	25,727	1,208,771
Econocom Group S.A. N.V. *	103,954	742,830
Elia System Operator S.A. N.V.	21,816	1,285,008
Euronav N.V.	118,086	1,015,026
EVS Broadcast Equipment S.A.	17,103	588,841
Gimv N.V.	14,308	876,209
Ion Beam Applications (a)	17,809	517,274
KBC Ancora	26,245	1,598,771
Security	Number of Shares	Value ($)
Kinepolis Group N.V.	10,355	756,487
Melexis N.V.	17,916	1,753,618
Nyrstar N.V. *(a)	81,861	583,982
Ontex Group N.V.	66,523	2,247,892
Orange Belgium S.A.	26,152	566,739
Tessenderlo Group S.A. *	20,281	948,904
Van de Velde N.V.	7,838	429,853
Warehouses De Pauw SCA	13,267	1,442,684
Wereldhave Belgium N.V.	707	79,073
		25,329,574

Canada 15.4%
Advantage Oil & Gas Ltd. *	155,260	726,708
Aecon Group, Inc.	50,654	773,395
Air Canada *	63,181	1,205,946
Alacer Gold Corp. *	262,788	426,319
Alamos Gold, Inc., Class A	319,443	2,033,247
Algonquin Power & Utilities Corp.	346,845	3,820,330
Allied Properties Real Estate Investment Trust	72,355	2,329,648
AltaGas Ltd.	137,938	3,140,357
Artis Real Estate Investment Trust	117,566	1,286,719
Atco Ltd., Class I	63,939	2,286,974
ATS Automation Tooling Systems, Inc. *	73,641	916,868
B2Gold Corp. *	812,797	2,075,683
Baytex Energy Corp. *(a)	221,237	743,582
Birchcliff Energy Ltd.	186,746	723,327
Boardwalk Real Estate Investment Trust (a)	32,266	1,009,080
Bombardier, Inc., B Shares *	1,664,737	3,876,590
CAE, Inc.	242,714	4,291,722
Cameco Corp.	330,365	3,102,862
Canadian Apartment Properties REIT	118,128	3,391,721
Canadian Real Estate Investment Trust	63,387	2,236,725
Canadian Western Bank	76,516	2,174,378
Canfor Corp. *	56,170	1,158,454
Capital Power Corp.	86,750	1,640,998
Cascades, Inc.	57,893	576,998
CCL Industries, Inc., Class B	122,948	5,706,016
Celestica, Inc. *	106,082	1,152,797
Centerra Gold, Inc. *	173,500	983,117
CES Energy Solutions Corp.	213,763	1,018,788
Chartwell Retirement Residences	163,821	1,969,718
China Gold International Resources Corp., Ltd. *	210,697	346,719
Cineplex, Inc.	53,126	1,597,120
Cogeco Communications, Inc.	11,165	797,834
Colliers International Group, Inc.	30,573	1,870,499
Cominar Real Estate Investment Trust	162,655	1,771,365
Corus Entertainment, Inc., B Shares	88,280	805,162
Cott Corp.	123,467	2,122,793
Crew Energy, Inc. *	123,460	378,535
Detour Gold Corp. *	152,060	1,652,441
Dorel Industries, Inc., Class B	25,744	603,284
Dream Office Real Estate Investment Trust	77,646	1,319,313
ECN Capital Corp.	327,857	1,017,952
Eldorado Gold Corp.	678,017	778,906
Element Fleet Management Corp.	324,703	2,452,348
Emera, Inc.	40,246	1,516,996
Empire Co., Ltd., A Shares	141,842	2,732,685
Enbridge Income Fund Holdings, Inc.	85,641	1,984,973
Endeavour Mining Corp. *	54,168	981,777
Enercare, Inc.	92,591	1,446,038
Enerflex Ltd.	81,041	997,050
Enerplus Corp.	202,458	1,846,528
Enghouse Systems Ltd.	15,228	651,531
Ensign Energy Services, Inc.	108,018	536,610
Extendicare, Inc.	60,028	434,729
Finning International, Inc.	144,245	3,460,850

14

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Capital Realty, Inc.	117,288	1,915,501
First Majestic Silver Corp. *	136,365	914,534
First National Financial Corp.	9,849	225,526
First Quantum Minerals Ltd.	584,358	6,726,717
FirstService Corp.	26,073	1,778,339
Genworth MI Canada, Inc.	32,442	1,086,604
Gibson Energy, Inc.	117,603	1,577,412
Gildan Activewear, Inc.	193,402	6,145,989
Gran Tierra Energy, Inc. *	393,262	882,191
Granite Real Estate Investment Trust	43,317	1,716,137
Great Canadian Gaming Corp. *	45,909	1,080,107
H&R Real Estate Investment Trust	250,966	4,118,157
Home Capital Group, Inc. (a)	53,362	697,107
Hudbay Minerals, Inc.	205,027	1,491,192
Hudson's Bay Co. (a)	94,218	827,141
IAMGOLD Corp. *	394,690	2,153,746
Industrial Alliance Insurance & Financial Services, Inc.	91,289	4,263,649
Innergex Renewable Energy, Inc.	92,288	1,037,998
Ivanhoe Mines Ltd., Class A *	508,664	1,741,216
Just Energy Group, Inc.	95,041	412,388
Kelt Exploration Ltd. *	119,645	652,879
Keyera Corp.	156,645	4,421,029
Kinaxis, Inc. *	19,707	1,119,733
Kinross Gold Corp. *	1,063,526	4,449,589
Kirkland Lake Gold Ltd.	149,478	2,156,948
Laurentian Bank of Canada	23,680	1,110,385
Linamar Corp.	39,781	2,153,788
Lundin Mining Corp.	533,566	3,114,505
Maple Leaf Foods, Inc.	73,339	1,983,905
Martinrea International, Inc.	73,228	873,643
Maxar Technologies Ltd.	47,883	3,020,238
MEG Energy Corp. *	223,880	948,836
Methanex Corp.	73,224	3,908,160
Morguard Real Estate Investment Trust	30,153	322,993
Mullen Group Ltd.	76,070	923,492
Nevsun Resources Ltd.	264,249	603,037
New Flyer Industries, Inc.	43,859	1,670,543
New Gold, Inc. *	484,518	1,523,168
Norbord, Inc.	36,390	1,261,490
Northland Power, Inc.	97,569	1,800,971
Northview Apartment Real Estate Investment Trust	41,148	810,631
NOVAGOLD RESOURCES, Inc. *	206,796	802,593
NuVista Energy Ltd. *	138,633	906,070
Obsidian Energy Ltd. *	429,631	560,258
OceanaGold Corp.	526,169	1,355,958
Onex Corp.	83,787	6,067,290
Open Text Corp.	219,657	7,174,700
Osisko Gold Royalties Ltd.	125,417	1,490,440
Pan American Silver Corp.	123,944	1,887,589
Paramount Resources Ltd., A Shares *	58,227	963,143
Parex Resources, Inc. *	126,616	1,694,372
Parkland Fuel Corp.	109,637	2,187,123
Pason Systems, Inc.	63,908	917,223
Peyto Exploration & Development Corp.	138,899	1,650,659
PrairieSky Royalty Ltd.	184,747	4,841,309
Precision Drilling Corp. *	252,481	709,448
Premium Brands Holdings Corp.	23,774	1,965,696
Pretium Resources, Inc. *	123,100	1,321,488
ProMetic Life Sciences, Inc. *(a)	537,920	563,682
Quebecor, Inc., Class B	141,106	2,708,648
Raging River Exploration, Inc. *	190,251	1,110,524
Ritchie Bros. Auctioneers, Inc.	89,304	2,369,332
Russel Metals, Inc.	55,627	1,247,862
Secure Energy Services, Inc.	133,264	817,190
SEMAFO, Inc. *	304,102	752,996
Seven Generations Energy Ltd., A Shares *	257,321	3,523,358
ShawCor Ltd.	61,142	1,317,474
Security	Number of Shares	Value ($)
Sierra Wireless, Inc. *	28,609	647,106
SmartCentres Real Estate Investment Trust	98,637	2,229,535
SSR Mining, Inc. *	99,209	830,913
Stantec, Inc.	97,417	2,646,585
Stella-Jones, Inc.	35,797	1,428,490
Superior Plus Corp.	125,493	1,185,477
Tahoe Resources, Inc.	257,452	1,143,076
TFI International, Inc.	80,028	2,017,006
The Descartes Systems Group, Inc. *	67,852	1,886,036
The Jean Coutu Group PJC, Inc., Class A	65,873	1,256,818
The North West Co., Inc.	45,371	1,152,676
The Stars Group, Inc. *	109,544	2,515,184
TMX Group Ltd.	44,630	2,407,657
TORC Oil & Gas Ltd.	129,431	709,294
Torex Gold Resources, Inc. *	67,651	670,576
Toromont Industries Ltd.	64,393	2,836,531
TransAlta Corp.	249,949	1,507,493
TransAlta Renewables, Inc.	61,856	645,784
Transcontinental, Inc., Class A	55,451	1,196,567
Vermilion Energy, Inc.	90,252	3,187,508
West Fraser Timber Co., Ltd.	64,205	4,063,709
Westshore Terminals Investment Corp.	45,421	878,593
Whitecap Resources, Inc.	296,684	2,024,259
Winpak Ltd.	25,097	955,139
WSP Global, Inc.	85,942	3,992,571
Yamana Gold, Inc.	799,079	2,046,853
		267,472,580

Denmark 1.8%
ALK-Abello A/S	5,547	806,051
Alm Brand A/S	72,265	827,811
Ambu A/S, Class B	22,073	1,849,525
Bang & Olufsen A/S *	31,351	718,265
Bavarian Nordic A/S *	26,090	984,378
D/S Norden A/S *(a)	13,377	272,182
Dfds A/S	27,463	1,484,974
FLSmidth & Co. A/S	42,668	2,352,937
GN Store Nord A/S	118,200	3,726,831
Matas A/S	30,355	381,766
Nets A/S *	97,701	2,562,387
Nilfisk Holding A/S *	21,545	1,062,459
NKT A/S *	21,545	985,830
Rockwool International A/S, B Shares	5,120	1,410,898
Royal Unibrew A/S	40,546	2,319,717
Scandinavian Tobacco Group A/S, Class A	44,787	796,475
Schouw & Co.	10,274	952,226
SimCorp A/S	30,452	1,834,916
Solar A/S, B Shares	5,060	308,057
Spar Nord Bank A/S	78,580	883,784
Sydbank A/S	64,174	2,513,825
Topdanmark A/S *	44,315	1,910,564
		30,945,858

Finland 1.4%
Amer Sports Oyj *	104,337	2,745,645
Cargotec Oyj, B Shares	36,460	2,092,359
Caverion Oyj *(a)	84,766	636,746
Citycon Oyj	349,337	886,380
Cramo Oyj	27,329	608,376
DNA Oyj	38,642	686,975
F-Secure Oyj	88,042	423,057
Finnair Oyj	53,740	767,641
Kemira Oyj	64,348	837,073
Konecranes Oyj	51,471	2,294,064
Metsa Board Oyj	155,804	1,212,168
Oriola Corp., B Shares	94,588	329,323

15

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Outokumpu Oyj	266,104	2,303,519
Outotec Oyj *(a)	124,668	942,428
Raisio Oyj, V Shares	91,311	397,393
Ramirent Oyj	64,689	578,489
Sanoma Oyj	68,133	857,065
Tieto Oyj	64,236	2,013,598
Uponor Oyj	46,607	906,377
Valmet Oyj	117,081	2,161,031
YIT Oyj	98,261	708,241
		24,387,948

France 3.1%
Air France-KLM *	123,463	1,758,436
Albioma S.A.	15,745	372,092
Alten S.A.	22,379	1,863,582
Altran Technologies S.A.	130,164	2,227,135
Beneteau S.A.	27,467	612,430
Boiron S.A.	3,590	325,321
Bonduelle S.C.A.	13,490	635,028
Bourbon Corp. (a)	24,483	195,588
Coface S.A. *	68,695	754,377
DBV Technologies S.A. *(a)	18,300	815,086
Derichebourg S.A.	65,149	710,776
Direct Energie	6,072	279,317
Elis S.A.	154,491	4,037,825
Eramet *	7,917	800,781
Etablissements Maurel et Prom *	104,423	448,231
Euronext N.V.	60,918	3,724,026
Europcar Groupe S.A.	59,778	754,460
FFP	5,538	643,155
Fnac Darty S.A. *	14,427	1,520,832
Gaztransport Et Technigaz S.A.	15,757	839,723
Genfit *(a)	26,556	723,207
GL Events	8,505	253,016
Guerbet	4,034	345,354
Haulotte Group S.A.	10,779	195,356
Havas S.A. (a)	44,129	486,709
Interparfums S.A.	2,060	83,881
IPSOS	27,915	1,010,183
Jacquet Metal Service	10,779	336,024
Korian S.A.	34,360	1,199,781
Maisons du Monde S.A.	33,994	1,407,094
Manitou BF S.A.	8,505	318,425
Mercialys S.A.	42,572	894,658
Mersen S.A.	10,870	483,439
Metropole Television S.A.	67,223	1,771,389
Neopost S.A.	30,112	1,004,595
Nexans S.A.	25,107	1,650,988
Nexity S.A. *	40,114	2,461,328
Rallye S.A.	23,793	430,934
SOITEC *	16,532	1,265,900
Sopra Steria Group	11,325	2,029,555
SPIE S.A.	62,016	1,718,107
Tarkett S.A.	27,423	1,074,123
Technicolor S.A.	339,936	1,247,178
Television Francaise 1 S.A.	96,163	1,534,150
Trigano S.A.	7,171	1,135,913
Vallourec S.A. *(a)	241,681	1,307,708
Vicat S.A.	14,210	1,165,360
Vilmorin & Cie S.A.	4,672	442,032
Virbac S.A. *	3,661	474,060
Worldline S.A. *	33,729	1,664,170
		53,432,818

Security	Number of Shares	Value ($)
Germany 5.3%
Aareal Bank AG	52,253	2,323,622
ADO Properties S.A.	19,350	1,001,093
AIXTRON SE *	90,035	1,323,128
alstria Office REIT-AG	107,259	1,619,091
Aurubis AG	30,151	2,505,753
BayWa AG	15,203	580,889
Bechtle AG	25,664	2,194,053
Bertrandt AG	4,061	454,434
Bilfinger SE (a)	29,131	1,282,566
Carl Zeiss Meditec AG	20,342	1,205,463
comdirect bank AG	19,641	272,714
CompuGroup Medical SE	19,754	1,337,849
CTS Eventim AG & Co., KGaA	41,814	2,033,414
Deutsche Beteiligungs AG	11,824	665,653
Deutsche Euroshop AG	42,529	1,635,380
Deutsche Pfandbriefbank AG	86,008	1,331,633
Deutz AG	90,657	756,664
Dialog Semiconductor plc *	62,755	2,279,572
DIC Asset AG	38,571	494,164
Diebold Nixdorf AG	7,038	615,787
DMG Mori AG	17,675	965,541
Draegerwerk AG & Co., KGaA	2,060	148,406
Drillisch AG	36,330	2,777,122
Duerr AG	19,874	2,505,933
ElringKlinger AG (a)	25,134	476,499
Evotec AG *	117,484	1,727,211
Freenet AG	109,366	4,152,669
Gerresheimer AG	27,370	2,188,477
GRENKE AG	21,499	2,172,253
Hamburger Hafen und Logistik AG	17,977	529,656
Hapag-Lloyd AG *(a)	34,136	1,280,894
Heidelberger Druckmaschinen AG *	204,384	718,176
Indus Holding AG	14,207	1,051,956
Jenoptik AG	43,875	1,434,983
Kloeckner & Co. SE	75,284	888,313
Koenig & Bauer AG	10,632	813,234
Krones AG	12,213	1,549,415
KWS Saat SE	1,673	671,350
Leoni AG	27,919	2,060,270
MorphoSys AG *	23,684	2,239,684
Nemetschek SE	16,664	1,594,711
Nordex SE *(a)	53,955	549,020
Norma Group SE	28,183	1,796,470
PATRIZIA Immobilien AG *	40,208	949,731
Pfeiffer Vacuum Technology AG	6,995	1,272,758
Rheinmetall AG	37,371	4,763,390
Rhoen-Klinikum AG	29,460	1,026,927
Rocket Internet SE *	61,784	1,473,363
Salzgitter AG	35,587	1,835,827
SGL Carbon SE *(a)	51,514	695,612
Siltronic AG *	15,205	2,262,584
Sixt SE	11,737	1,059,672
SMA Solar Technology AG (a)	8,920	356,351
Software AG	44,574	2,444,533
Stabilus S.A.	22,192	1,915,750
STADA Arzneimittel AG	19,511	1,893,219
Stroeer SE & CO. KGaA	22,073	1,674,398
TAG Immobilien AG	138,142	2,534,119
Takkt AG	27,644	591,161
Tele Columbus AG *	65,284	673,328
TLG Immobilien AG	66,477	1,641,158
Vossloh AG *	8,011	439,388
VTG AG	10,364	552,257
Wacker Neuson SE	23,048	753,537

16

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
XING SE	2,433	761,509
zooplus AG *(a)	5,109	881,776
		92,657,513

Hong Kong 1.8%
Beijing Enterprises Medical & Health Group Ltd. *	4,947,029	240,694
C.P. Pokphand Co., Ltd.	4,730,899	369,497
Canvest Environmental Protection Group Co., Ltd.	638,991	374,712
China Aerospace International Holdings Ltd.	2,078,014	247,440
China Animal Healthcare Ltd. *(b)	192,752	—
China Goldjoy Group Ltd.	8,992,557	713,860
China Harmony New Energy Auto Holding Ltd. *	713,264	434,705
China Silver Group Ltd.	1,203,594	396,051
China Strategic Holdings Ltd. *	10,863,904	116,843
Chong Hing Bank Ltd.	178,042	356,987
Chow Sang Sang Holdings International Ltd.	238,263	521,664
CITIC Telecom International Holdings Ltd.	1,310,006	355,588
Digital Domain Holdings Ltd. *(a)	12,110,185	299,258
Dynam Japan Holdings Co., Ltd.	225,394	347,462
Emperor Capital Group Ltd.	3,037,091	229,429
Far East Consortium International Ltd.	992,169	628,823
Fortune Real Estate Investment Trust	1,273,742	1,572,159
Freeman FinTech Corp., Ltd. *	11,353,295	646,874
GCL New Energy Holdings Ltd. *	5,583,914	450,419
Gemdale Properties & Investment Corp., Ltd.	4,731,140	490,669
Giordano International Ltd.	1,145,918	611,825
Goodbaby International Holdings Ltd.	688,888	368,691
HC International, Inc.	587,956	450,178
HKBN Ltd.	656,020	790,396
HKR International Ltd.	1,041,584	632,136
IGG, Inc.	794,332	778,039
IMAX China Holding, Inc. *	96,132	291,712
K Wah International Holdings Ltd.	1,274,619	682,173
KuangChi Science Ltd. *(a)	1,447,165	474,347
Lai Sun Development Co., Ltd.	253,549	448,650
Lee's Pharmaceutical Holdings Ltd.	279,380	238,951
Luk Fook Holdings International Ltd.	343,726	1,500,737
Man Wah Holdings Ltd.	1,282,154	1,113,032
MMG Ltd. *	2,062,593	942,800
NagaCorp Ltd.	1,259,092	923,740
Nan Hai Corp., Ltd.	8,592,156	242,026
NewOcean Energy Holdings Ltd. *	926,473	214,708
Pacific Basin Shipping Ltd. *	3,100,948	678,935
Pacific Textiles Holdings Ltd.	391,968	411,531
Panda Green Energy Group Ltd. *	3,066,525	416,189
Pou Sheng International Holdings Ltd.	1,803,266	265,519
Prosperity REIT	999,343	422,247
Regina Miracle International Holdings Ltd.	260,662	252,645
Road King Infrastructure Ltd.	164,130	264,787
Singamas Container Holdings Ltd.	1,372,086	298,654
Sino Oil & Gas Holdings Ltd. *	14,198,794	259,971
SITC International Holdings Co., Ltd.	993,884	962,045
SmarTone Telecommunications Holdings Ltd.	354,315	423,262
Spring Real Estate Investment Trust	695,728	309,996
Stella International Holdings Ltd.	345,878	526,997
Sun Hung Kai & Co., Ltd.	646,327	412,116
Sunlight Real Estate Investment Trust	1,145,918	783,489
Superb Summit International Group Ltd. *(b)	1,120,000	—
Security	Number of Shares	Value ($)
The United Laboratories International Holdings Ltd. *	553,289	446,304
Town Health International Medical Group Ltd. (b)	3,638,120	218,561
Truly International Holdings Ltd. (a)	1,971,664	901,237
Value Partners Group Ltd.	988,702	1,021,590
Vitasoy International Holdings Ltd.	673,359	1,728,617
Yuexiu Real Estate Investment Trust	1,136,465	756,654
		31,258,621

Ireland 0.3%
C&C Group plc	319,928	1,090,993
Green REIT plc	560,137	998,479
Hibernia REIT plc	583,351	994,649
Irish Continental Group plc	137,674	955,385
Origin Enterprises plc	124,417	1,011,441
		5,050,947

Israel 0.5%
Africa Israel Properties Ltd. *	17,318	435,992
B Communications Ltd. *	11,254	177,482
Brack Capital Properties N.V. *	3,162	356,125
Cellcom Israel Ltd. *	51,090	507,412
Clal Insurance Enterprises Holdings Ltd. *	16,785	320,870
Delta-Galil Industries Ltd.	9,068	301,328
Electra Ltd.	2,064	500,072
Formula Systems 1985 Ltd.	6,956	294,657
IDI Insurance Co., Ltd.	8,135	559,509
Jerusalem Economy Ltd. *	127,542	358,732
Jerusalem Oil Exploration *	10,354	563,064
Kenon Holdings Ltd. *	11,841	247,235
Mazor Robotics Ltd. *	42,242	1,270,700
Menora Mivtachim Holdings Ltd.	49,229	651,107
Nova Measuring Instruments Ltd. *	26,799	773,937
Partner Communications Co., Ltd. *	87,758	514,916
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,375	482,991
Reit 1 Ltd.	191,099	823,172
		9,139,301

Italy 3.1%
ACEA S.p.A.	38,344	780,888
Amplifon S.p.A.	99,594	1,559,199
Anima Holding S.p.A.	188,863	1,309,484
Arnoldo Mondadori Editore S.p.A. *	104,368	284,975
Astaldi S.p.A.	48,525	122,313
ASTM S.p.A.	32,880	939,339
Autogrill S.p.A.	122,676	1,568,044
Azimut Holding S.p.A.	101,497	1,931,478
Banca Generali S.p.A.	49,654	1,745,362
Banca IFIS S.p.A.	15,813	698,564
Banca Popolare di Sondrio Scarl	373,749	1,488,436
Beni Stabili S.p.A.	910,797	835,125
BPER Banca	400,478	2,194,636
Brembo S.p.A.	122,671	1,900,005
Brunello Cucinelli S.p.A.	21,219	672,993
C.I.R. - Compagnie Industriali Riunite S.p.A.	288,198	384,869
Cementir Holding S.p.A.	54,102	460,268
Cerved Information Solutions S.p.A.	171,489	2,126,539
Credito Emiliano S.p.A.	60,331	528,727
Credito Valtellinese S.p.A. *(a)	124,629	219,633
Danieli & C Officine Meccaniche S.p.A.	10,779	254,605
Danieli & C Officine Meccaniche S.p.A. - RSP	37,941	607,107

17

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Datalogic S.p.A.	17,251	649,165
De'Longhi S.p.A.	54,679	1,609,050
DiaSorin S.p.A.	18,668	1,722,830
Ei Towers S.p.A.	14,446	962,860
Enav S.p.A.	150,902	807,517
ERG S.p.A.	53,676	1,024,009
Fincantieri S.p.A. *	373,350	533,751
Hera S.p.A.	684,284	2,464,036
Immobiliare Grande Distribuzione S.p.A.	390,643	501,648
Industria Macchine Automatiche S.p.A.	11,799	998,866
Infrastrutture Wireless Italiane S.p.A.	205,829	1,595,231
Interpump Group S.p.A.	72,710	2,401,473
Iren S.p.A.	404,837	1,243,454
Italmobiliare S.p.A.	13,949	394,181
Juventus Football Club S.p.A. *	419,463	351,853
Maire Tecnimont S.p.A. (a)	90,138	415,072
MARR S.p.A.	35,098	908,544
OVS S.p.A.	92,685	636,555
Piaggio & C S.p.A.	158,133	502,297
RAI Way S.p.A.	123,675	785,982
Reply S.p.A.	14,115	813,563
Salini Impregilo S.p.A	134,745	493,879
Saras S.p.A.	403,672	1,042,535
Societa Cattolica di Assicurazioni SC	153,814	1,671,692
Societa Iniziative Autostradali e Servizi S.p.A.	64,686	1,144,585
Technogym S.p.A.	69,917	672,343
Tod's S.p.A. (a)	11,330	756,522
Unipol Gruppo S.p.A.	439,894	2,020,403
Yoox Net-A-Porter Group S.p.A. *(a)	50,086	1,642,301
Zignago Vetro S.p.A.	20,645	196,313
		53,575,099

Japan 20.4%
ADEKA Corp.	98,972	1,676,877
Aeon Delight Co., Ltd.	18,209	691,553
Aeon Fantasy Co., Ltd.	3,523	153,947
Ai Holdings Corp.	31,931	762,714
Aichi Steel Corp.	12,892	506,325
Aida Engineering Ltd.	59,252	722,747
Alpine Electronics, Inc.	36,428	843,438
Amano Corp.	69,697	1,826,117
Anicom Holdings, Inc.	13,081	377,567
Anritsu Corp.	119,619	1,143,759
AOKI Holdings, Inc.	41,181	603,519
Arakawa Chemical Industries Ltd.	13,883	304,445
Arata Corp.	9,937	523,911
Arcland Sakamoto Co., Ltd.	38,856	649,654
Arcs Co., Ltd.	40,482	938,388
AS One Corp.	11,460	659,509
Asahi Diamond Industrial Co., Ltd.	47,210	510,891
Asahi Holdings, Inc.	33,157	586,962
Asatsu-DK, Inc.	23,949	783,284
ASKA Pharmaceutical Co., Ltd.	20,231	369,529
Atom Corp.	72,636	565,354
Atsugi Co., Ltd.	26,185	300,915
Avex, Inc.	30,947	428,371
Axial Retailing, Inc.	17,331	655,110
Bank of the Ryukyus Ltd.	43,153	625,478
Belc Co., Ltd.	8,819	495,702
Bell System24 Holdings, Inc.	37,828	470,547
Belluna Co., Ltd.	40,566	444,792
Benefit One, Inc.	25,966	515,120
BML, Inc.	21,721	525,240
BRONCO BILLY Co., Ltd. (a)	11,321	321,203
Bunka Shutter Co., Ltd.	49,248	512,702
Canon Electronics, Inc.	29,786	660,107
Cawachi Ltd.	12,437	311,189
Security	Number of Shares	Value ($)
Central Glass Co., Ltd.	35,392	789,089
CHIMNEY Co., Ltd.	11,769	296,683
Chiyoda Co., Ltd.	26,270	686,652
Chofu Seisakusho Co., Ltd.	18,309	440,607
Chubu Shiryo Co., Ltd.	22,669	458,829
Chudenko Corp.	33,517	965,929
Chuetsu Pulp & Paper Co., Ltd.	4,018	74,576
Chugoku Marine Paints Ltd.	58,656	507,910
CI Takiron Corp.	13,783	100,258
Ci:z Holdings Co., Ltd.	21,700	914,307
CKD Corp.	51,009	1,111,755
Clarion Co., Ltd.	84,434	328,969
CMK Corp.	32,442	307,591
Cocokara fine, Inc.	18,412	1,151,727
Colowide Co., Ltd.	57,879	1,115,634
Create Restaurants Holdings, Inc.	38,756	425,293
Create SD Holdings Co., Ltd.	18,301	478,847
DA Consortium Holdings, Inc.	21,942	415,683
Dai Nippon Toryo Co., Ltd.	23,688	398,169
Daibiru Corp.	43,469	489,053
Daido Metal Co., Ltd.	36,903	331,090
Daihen Corp.	90,615	812,988
Daiho Corp.	91,277	473,086
Daiken Corp.	12,906	331,920
Daikyonishikawa Corp.	47,171	792,893
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	14,968	719,609
Daio Paper Corp.	67,107	900,117
Daiseki Co., Ltd.	39,734	1,052,780
Daiwabo Holdings Co., Ltd.	15,579	611,160
DCM Holdings Co., Ltd.	95,529	926,223
Denki Kogyo Co., Ltd.	14,819	382,708
Denyo Co., Ltd.	7,335	126,898
Descente Ltd.	44,190	653,935
Dexerials Corp.	39,666	483,485
Digital Arts, Inc.	6,144	267,107
Digital Garage, Inc.	25,014	646,222
Dip Corp.	17,806	463,986
Doshisha Co., Ltd.	21,696	446,891
Doutor Nichires Holdings Co., Ltd.	28,893	692,988
DTS Corp.	17,231	572,031
Duskin Co., Ltd.	52,930	1,384,916
DyDo Group Holdings, Inc.	8,505	440,051
Eagle Industry Co., Ltd.	22,135	400,944
Earth Chemical Co., Ltd.	12,089	625,489
EDION Corp. (a)	78,378	883,201
Eiken Chemical Co., Ltd.	13,842	637,025
Eizo Corp.	17,668	755,475
Elecom Co., Ltd.	17,251	393,564
Enplas Corp.	9,061	375,298
EPS Holdings, Inc.	32,442	700,124
eRex Co., Ltd.	19,807	194,698
ESPEC Corp.	23,323	574,191
euglena Co., Ltd. *(a)	62,646	622,513
F@N Communications, Inc.	47,656	414,363
Fancl Corp.	36,422	1,046,394
FCC Co., Ltd.	35,966	911,805
FIDEA Holdings Co., Ltd.	208,386	379,882
Financial Products Group Co., Ltd.	60,757	750,877
Foster Electric Co., Ltd.	25,250	662,247
Fuji Co., Ltd.	20,812	458,625
Fuji Kyuko Co., Ltd.	28,432	780,003
Fuji Machine Manufacturing Co., Ltd.	75,798	1,481,348
Fuji Oil Co., Ltd.	84,279	414,221
Fuji Seal International, Inc.	35,829	1,223,062
Fuji Soft, Inc.	21,287	659,126
Fujibo Holdings, Inc.	11,507	358,357
Fujicco Co., Ltd.	21,184	480,641
Fujimi, Inc.	20,588	471,534

18

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fujimori Kogyo Co., Ltd.	11,763	415,734
Fujitec Co., Ltd.	75,607	1,147,905
Fukushima Industries Corp.	13,315	624,670
FULLCAST Holdings Co., Ltd.	19,807	384,794
Funai Soken Holdings, Inc.	18,348	612,392
Furukawa Co., Ltd.	32,563	658,215
Fuso Chemical Co., Ltd.	17,831	535,384
Futaba Corp.	36,795	768,419
Futaba Industrial Co., Ltd.	47,151	441,573
Fuyo General Lease Co., Ltd.	18,744	1,247,869
G-Tekt Corp.	17,257	364,864
Geo Holdings Corp.	29,108	592,278
Giken Ltd.	12,480	345,722
GMO internet, Inc.	63,816	1,071,536
Godo Steel Ltd.	12,075	233,936
Goldcrest Co., Ltd.	14,151	291,986
Goldwin, Inc.	8,326	610,100
Gun-Ei Chemical Industry Co., Ltd.	4,870	162,979
Gunze Ltd.	18,496	971,864
Gurunavi, Inc.	24,591	300,617
Hamakyorex Co., Ltd.	15,319	427,790
Hanwa Co., Ltd.	35,605	1,439,727
Hazama Ando Corp.	172,062	1,363,826
Heiwa Real Estate Co., Ltd.	35,501	665,574
Heiwado Co., Ltd.	29,458	637,570
Hibiya Engineering Ltd.	23,161	511,009
Hiday Hidaka Corp.	18,553	561,207
Hitachi Zosen Corp.	142,794	742,649
Hodogaya Chemical Co., Ltd. (a)	4,870	287,661
Hogy Medical Co., Ltd.	10,278	743,032
Hokuetsu Kishu Paper Co., Ltd.	118,780	668,705
Hokuto Corp.	19,694	355,145
Honeys Co., Ltd.	25,858	265,732
Hosiden Corp.	51,715	817,513
Hosokawa Micron Corp.	8,465	555,987
IBJ Leasing Co., Ltd.	31,660	811,127
Ichibanya Co., Ltd.	14,778	581,717
Ichikoh Industries Ltd.	41,699	406,165
Ichiyoshi Securities Co., Ltd.	37,929	433,842
Idec Corp.	24,044	613,213
IDOM, Inc.	50,542	377,580
Iino Kaiun Kaisha Ltd.	126,631	701,588
Inaba Denki Sangyo Co., Ltd.	24,769	1,164,246
Inabata & Co., Ltd.	51,108	794,217
Infomart Corp.	77,960	475,124
Internet Initiative Japan, Inc.	27,655	540,719
Iriso Electronics Co., Ltd.	16,011	954,322
Ishihara Sangyo Kaisha Ltd. *	40,892	747,643
Istyle, Inc. (a)	53,118	417,710
Itochu Enex Co., Ltd.	68,164	685,264
Itoki Corp.	39,797	297,308
Iwatani Corp.	38,506	1,166,484
J Trust Co., Ltd.	65,750	449,477
J-Oil Mills, Inc.	10,367	373,344
Jaccs Co., Ltd.	23,019	532,561
Japan Lifeline Co., Ltd.	28,100	1,250,507
Japan Material Co., Ltd.	17,437	518,880
Japan Securities Finance Co., Ltd.	102,562	559,071
JCR Pharmaceuticals Co., Ltd.	12,353	514,409
JCU Corp.	8,686	443,983
Jeol Ltd.	74,245	435,233
Jimoto Holdings, Inc.	193,161	326,236
JINS, Inc.	13,489	694,309
Joshin Denki Co., Ltd.	15,891	622,689
Joyful Honda Co., Ltd.	24,275	695,245
JSP Corp.	7,824	264,634
Juki Corp.	26,444	461,509
Justsystems Corp.	34,781	657,670
JVC Kenwood Corp.	147,455	454,600
Security	Number of Shares	Value ($)
kabu.com Securities Co., Ltd.	152,148	464,989
Kadokawa Dwango *	46,249	531,902
Kaga Electronics Co., Ltd.	17,045	479,036
Kameda Seika Co., Ltd.	14,476	692,075
Kamei Corp.	18,181	294,067
Kanamoto Co., Ltd.	24,483	847,787
Kanematsu Corp.	73,673	886,143
Kanematsu Electronics Ltd.	5,868	172,781
Kansai Urban Banking Corp.	34,778	438,513
Kanto Denka Kogyo Co., Ltd.	34,502	393,102
Kasai Kogyo Co., Ltd.	6,195	108,338
Katakura Industries Co., Ltd.	33,636	392,252
Kato Sangyo Co., Ltd.	24,284	877,787
Kato Works Co., Ltd.	8,843	244,574
Keihanshin Building Co., Ltd.	66,416	494,388
Keihin Corp.	39,300	774,024
Kenedix, Inc.	230,027	1,574,556
Kenko Mayonnaise Co., Ltd.	9,862	301,840
Key Coffee, Inc.	24,535	470,726
KH Neochem Co., Ltd.	30,503	731,603
Kintetsu World Express, Inc.	29,124	578,550
Kisoji Co., Ltd.	29,594	719,586
Kitano Construction Corp.	67,834	249,138
Kitz Corp.	93,206	690,477
KLab, Inc. *(a)	24,667	418,372
Koa Corp.	32,460	658,743
Kohnan Shoji Co., Ltd.	26,249	548,882
Kokuyo Co., Ltd.	85,731	1,631,804
KOMEDA Holdings Co., Ltd.	27,626	480,162
Komori Corp.	47,771	671,496
Konishi Co., Ltd.	12,866	233,739
Konoike Transport Co., Ltd.	29,132	482,908
Kotobuki Spirits Co., Ltd.	19,311	935,308
Kumagai Gumi Co., Ltd.	29,971	836,954
Kumiai Chemical Industry Co., Ltd.	88,051	613,733
Kura Corp.	8,804	412,251
Kurabo Industries Ltd.	208,338	638,577
Kureha Corp.	13,720	907,270
Kuroda Electric Co., Ltd.	37,965	920,415
KYB Corp.	17,348	1,026,261
Kyokuto Kaihatsu Kogyo Co., Ltd.	28,425	491,002
Kyokuto Securities Co., Ltd.	27,114	398,575
Kyokuyo Co., Ltd.	11,121	382,609
Kyoritsu Maintenance Co., Ltd.	23,581	851,322
Kyowa Exeo Corp.	85,996	2,073,341
Lasertec Corp.	36,411	888,272
LEC, Inc.	11,748	285,971
Life Corp.	16,748	449,736
Lifull Co., Ltd.	48,628	399,349
Macnica Fuji Electronics Holdings, Inc.	33,838	727,530
Macromill, Inc.	22,669	590,097
Makino Milling Machine Co., Ltd.	81,563	811,220
Mandom Corp.	37,839	1,283,222
Mani, Inc.	21,674	623,657
Mars Engineering Corp.	17,331	364,879
Marudai Food Co., Ltd.	111,384	493,691
Maruha Nichiro Corp.	35,278	1,018,256
Marusan Securities Co., Ltd.	55,960	525,570
Maruwa Co., Ltd.	6,872	437,234
Maruzen Showa Unyu Co., Ltd.	95,552	426,934
Marvelous, Inc. (a)	28,405	261,954
Matsuya Co., Ltd.	44,254	526,358
Matsuya Foods Co., Ltd.	13,910	511,502
Max Co., Ltd.	39,374	553,463
Maxell Holdings Ltd.	39,799	814,438
MCJ Co., Ltd.	25,778	260,993
Megachips Corp.	16,293	497,213
Meidensha Corp.	171,213	709,913
Meitec Corp.	23,199	1,223,128

19

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Menicon Co., Ltd.	8,402	439,227
METAWATER Co., Ltd.	10,779	275,194
Micronics Japan Co., Ltd.	19,687	191,408
Milbon Co., Ltd.	10,494	758,648
Ministop Co., Ltd.	13,356	278,566
Mirait Holdings Corp.	60,254	809,274
Miroku Jyoho Service Co., Ltd.	12,891	338,215
Mitsuba Corp.	33,857	463,509
Mitsubishi Pencil Co., Ltd.	38,747	842,424
Mitsuboshi Belting Ltd.	18,320	239,672
Mitsui High-Tec, Inc.	20,661	432,403
Mitsui Sugar Co., Ltd.	13,310	547,125
Mitsui-Soko Holdings Co., Ltd. *	88,886	285,948
Mizuno Corp.	16,034	477,846
Modec, Inc.	23,911	574,779
Monex Group, Inc.	194,650	568,791
Morinaga Milk Industry Co., Ltd.	36,386	1,492,442
Morita Holdings Corp.	36,903	689,221
MOS Food Services, Inc.	26,938	829,287
MTI Ltd.	47,373	276,013
Musashi Seimitsu Industry Co., Ltd.	18,000	542,871
Nachi-Fujikoshi Corp.	161,905	1,021,446
Nagaileben Co., Ltd.	25,017	600,694
Namura Shipbuilding Co., Ltd.	52,419	321,807
NEC Networks & System Integration Corp.	22,135	579,163
NET One Systems Co., Ltd.	93,427	1,344,153
Nichi-iko Pharmaceutical Co., Ltd.	39,280	592,508
Nichias Corp.	106,510	1,375,336
Nichicon Corp.	61,213	812,855
Nichiha Corp.	25,970	1,011,833
NichiiGakkan Co., Ltd.	35,036	432,060
Nihon Nohyaku Co., Ltd.	57,409	355,520
Nihon Parkerizing Co., Ltd.	95,591	1,589,695
Nihon Trim Co., Ltd. (a)	8,259	408,872
Nihon Unisys Ltd.	64,799	1,275,655
Nikkiso Co., Ltd.	58,967	583,320
Nippon Carbon Co., Ltd.	9,698	380,016
Nippon Ceramic Co., Ltd.	25,441	692,264
Nippon Chemi-Con Corp.	15,426	516,245
Nippon Denko Co., Ltd. (a)	91,117	361,520
Nippon Densetsu Kogyo Co., Ltd.	30,633	641,102
Nippon Flour Mills Co., Ltd.	44,336	656,492
Nippon Gas Co., Ltd.	37,112	1,316,605
Nippon Holdings Co., Ltd.	48,106	1,300,395
Nippon Kanzai Co., Ltd.	19,080	346,971
Nippon Koei Co., Ltd.	14,837	496,533
Nippon Light Metal Holdings Co., Ltd.	493,946	1,324,193
Nippon Parking Development Co., Ltd.	193,161	284,809
Nippon Seiki Co., Ltd.	40,658	899,595
Nippon Sheet Glass Co., Ltd. *	87,807	779,164
Nippon Signal Co., Ltd.	64,764	699,119
Nippon Soda Co., Ltd.	122,611	817,370
Nippon Steel & Sumikin Bussan Corp.	12,239	647,468
Nippon Suisan Kaisha Ltd.	245,341	1,346,136
Nippon Thompson Co., Ltd.	74,066	485,809
Nippon Valqua Industries Ltd.	12,702	300,680
Nippon Yakin Kogyo Co., Ltd.	99,918	198,220
Nishimatsu Construction Co., Ltd.	52,435	1,525,186
Nishimatsuya Chain Co., Ltd.	45,813	555,954
Nishio Rent All Co., Ltd.	14,476	496,095
Nissha Co., Ltd. (a)	35,649	1,151,612
Nissin Corp.	15,430	426,754
Nissin Electric Co., Ltd.	43,299	523,125
Nissin Kogyo Co., Ltd.	36,870	722,541
Nitta Corp.	18,309	719,075
Nittetsu Mining Co., Ltd.	5,497	376,766
Nitto Boseki Co., Ltd.	24,620	741,427
Nitto Kogyo Corp.	24,761	409,125
Noevir Holdings Co., Ltd.	16,332	1,166,102
Security	Number of Shares	Value ($)
Nohmi Bosai Ltd.	22,135	412,219
Nojima Corp.	25,551	588,172
Nomura Co., Ltd.	35,282	809,022
Noritake Co., Ltd.	12,502	577,591
Noritz Corp.	38,088	739,603
NSD Co., Ltd.	33,872	698,900
Obara Group, Inc.	10,182	716,985
Ohsho Food Service Corp.	10,837	482,269
Oiles Corp.	37,011	784,836
Okabe Co., Ltd.	49,603	466,753
Okamoto Industries, Inc.	63,945	652,564
Okamura Corp.	72,206	949,799
Okasan Securities Group, Inc.	160,602	984,522
Oki Electric Industry Co., Ltd.	75,496	1,090,899
Okumura Corp.	38,413	1,567,002
Onward Holdings Co., Ltd.	112,833	923,596
Open House Co., Ltd.	31,064	1,537,863
Optex Group Co., Ltd.	12,866	553,593
Osaka Soda Co., Ltd.	14,187	362,710
OSAKA Titanium Technologies Co., Ltd.	18,656	310,086
Osaki Electric Co., Ltd.	33,477	237,529
Outsourcing, Inc.	67,794	1,194,672
Pacific Industrial Co., Ltd.	46,321	667,671
Pacific Metals Co., Ltd. *	11,848	310,956
PAL GROUP Holdings Co., Ltd.	11,500	356,083
Paramount Bed Holdings Co., Ltd.	18,780	894,486
PC Depot Corp.	19,687	162,907
Penta-Ocean Construction Co., Ltd.	283,319	2,119,101
Piolax, Inc.	24,155	740,375
Pioneer Corp. *	242,965	473,316
Plenus Co., Ltd.	22,135	464,043
Press Kogyo Co., Ltd.	87,691	524,242
Pressance Corp.	29,474	367,157
Prestige International, Inc.	22,671	286,059
Prima Meat Packers Ltd.	129,328	902,597
Raito Kogyo Co., Ltd.	45,152	503,549
Relia, Inc.	36,903	418,149
Ricoh Leasing Co., Ltd.	11,300	389,272
Riken Corp.	1,767	95,373
Riken Keiki Co., Ltd.	19,907	449,177
Riken Technos Corp.	57,055	321,207
Riken Vitamin Co., Ltd.	8,259	330,640
Ringer Hut Co., Ltd.	20,551	473,809
Riso Kagaku Corp.	24,238	464,162
Round One Corp.	58,940	910,132
Royal Holdings Co., Ltd.	25,703	708,581
Ryobi Ltd.	24,138	626,827
Ryosan Co., Ltd.	27,934	1,084,610
S Foods, Inc.	15,876	685,234
Saibu Gas Co., Ltd.	30,533	724,956
Saizeriya Co., Ltd.	23,624	740,988
Sakai Moving Service Co., Ltd.	8,040	407,371
Sakata INX Corp.	46,647	810,763
Sakata Seed Corp.	33,913	1,125,837
San-A Co., Ltd.	17,215	798,408
San-Ai Oil Co., Ltd.	57,675	828,751
Sanden Holdings Corp. *	20,031	380,017
Sangetsu Corp.	70,247	1,286,235
Sanken Electric Co., Ltd.	90,871	544,877
Sanki Engineering Co., Ltd.	49,825	617,108
Sankyo Tateyama, Inc.	31,410	445,166
Sanshin Electronics Co., Ltd.	15,891	240,697
Sanyo Chemical Industries Ltd.	13,102	693,122
Sanyo Denki Co., Ltd.	8,582	625,024
Sanyo Electric Railway Co., Ltd.	8,655	221,818
Sanyo Shokai Ltd.	21,188	400,074
Sanyo Special Steel Co., Ltd.	23,361	594,959
Sato Holdings Corp.	22,694	638,811
Seikagaku Corp.	41,280	600,175

20

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seiko Holdings Corp.	24,897	677,462
Seiren Co., Ltd.	42,587	800,326
Sekisui Jushi Corp.	20,130	414,994
Sekisui Plastics Co., Ltd.	23,619	299,076
Senko Group Holdings Co., Ltd.	102,911	737,542
Senshukai Co., Ltd.	42,176	254,778
Shibuya Corp.	15,328	565,015
Shikoku Chemicals Corp.	25,737	423,411
Shima Seiki Manufacturing Ltd.	26,939	1,738,078
Shindengen Electric Manufacturing Co., Ltd.	7,037	488,606
Shinko Electric Industries Co., Ltd.	38,825	298,374
Shinko Plantech Co., Ltd.	39,323	399,538
Shinmaywa Industries Ltd.	77,190	742,895
Shinnihon Corp.	40,795	341,948
Ship Healthcare Holdings, Inc.	36,903	1,185,526
Shizuoka Gas Co., Ltd.	57,476	500,260
SHO-BOND Holdings Co., Ltd.	22,542	1,434,244
Shoei Foods Corp.	11,021	467,805
Showa Corp.	43,250	526,784
Showa Sangyo Co., Ltd.	22,259	572,661
Siix Corp.	14,815	628,848
Sinfonia Technology Co., Ltd.	125,719	486,451
Sintokogio Ltd.	58,487	718,642
SMS Co., Ltd.	22,121	709,659
Sodick Co., Ltd.	45,615	604,097
Sogo Medical Co., Ltd.	5,030	271,940
ST Corp.	5,579	149,315
St Marc Holdings Co., Ltd.	14,313	394,581
Star Micronics Co., Ltd.	35,374	581,322
Starts Corp., Inc.	33,887	830,028
Stella Chemifa Corp. (a)	8,259	275,288
Studio Alice Co., Ltd.	13,883	325,287
Sumida Corp.	21,942	388,625
Sumitomo Bakelite Co., Ltd.	163,199	1,335,868
Sumitomo Mitsui Construction Co., Ltd.	140,100	801,251
Sumitomo Riko Co., Ltd.	32,442	342,380
Sumitomo Seika Chemicals Co., Ltd.	6,533	377,718
Sushiro Global Holdings Ltd. *	15,791	547,510
SWCC Showa Holdings Co., Ltd. *	32,863	293,081
Systena Corp.	14,229	507,974
T-Gaia Corp.	16,686	365,614
Tachi-S Co., Ltd.	25,970	488,047
Taihei Dengyo Kaisha Ltd.	14,043	332,424
Taiho Kogyo Co., Ltd.	20,134	311,262
Taikisha Ltd.	27,234	917,494
Taisei Lamick Co., Ltd.	3,062	83,866
Taiyo Holdings Co., Ltd.	16,929	777,580
Takaoka Toko Co., Ltd.	17,272	284,150
Takara Bio, Inc.	51,405	685,369
Takara Leben Co., Ltd.	79,448	361,369
Takara Standard Co., Ltd.	40,768	651,020
Takasago International Corp.	13,920	440,967
Takasago Thermal Engineering Co., Ltd.	65,750	1,229,159
Takeuchi Manufacturing Co., Ltd.	29,474	622,903
Takuma Co., Ltd.	82,845	1,207,455
Tamron Co., Ltd.	19,824	431,007
Tamura Corp.	74,118	535,825
Tanseisha Co., Ltd.	27,094	346,226
TechnoPro Holdings, Inc.	32,113	1,615,622
Teikoku Sen-I Co., Ltd.	22,698	449,883
Tekken Corp.	11,741	352,529
The Aichi Bank Ltd.	9,288	523,724
The Akita Bank Ltd.	16,114	438,471
The Aomori Bank Ltd.	21,559	690,666
The Bank of Iwate Ltd.	15,794	633,002
The Bank of Nagoya Ltd.	16,661	640,206
The Bank of Okinawa Ltd.	21,147	830,535
The Chiba Kogyo Bank Ltd.	65,203	347,850
Security	Number of Shares	Value ($)
The Ehime Bank Ltd.	28,520	360,626
The Eighteenth Bank Ltd.	150,964	395,268
The Fukui Bank Ltd.	26,172	639,186
The Hokkoku Bank Ltd.	23,002	895,167
The Hokuetsu Bank Ltd.	8,515	189,924
The Hyakugo Bank Ltd.	163,606	757,320
The Hyakujushi Bank Ltd.	213,872	707,141
The Japan Wool Textile Co., Ltd.	59,252	525,249
The Kiyo Bank Ltd.	72,489	1,215,869
The Minato Bank Ltd.	17,183	318,002
The Miyazaki Bank Ltd.	16,722	535,708
The Musashino Bank Ltd.	25,565	815,576
The Nanto Bank Ltd.	29,173	791,207
The Nisshin Oillio Group Ltd.	22,259	687,233
The Ogaki Kyoritsu Bank Ltd.	35,941	925,303
The Oita Bank Ltd.	17,828	708,946
The Okinawa Electric Power Co., Inc.	32,487	850,895
The Shikoku Bank Ltd.	21,259	300,728
The Sumitomo Warehouse Co., Ltd.	118,680	844,192
The Tochigi Bank Ltd.	108,873	466,995
The Toho Bank Ltd.	197,092	700,975
The Towa Bank Ltd.	44,244	518,331
The Yamagata Bank Ltd.	31,181	688,515
The Yamanashi Chuo Bank Ltd.	148,572	634,622
TKC Corp.	15,947	549,356
Toa Corp. *	18,611	508,911
Toagosei Co., Ltd.	117,764	1,518,551
TOC Co., Ltd.	64,293	540,060
Tocalo Co., Ltd.	7,824	332,453
Toei Co., Ltd.	7,416	772,714
Toho Co., Ltd.	7,869	192,814
Toho Holdings Co., Ltd.	49,539	1,032,791
Toho Titanium Co., Ltd.	31,456	285,312
Toho Zinc Co., Ltd.	11,129	574,823
Tokai Carbon Co., Ltd.	175,996	1,866,827
Tokai Corp.	10,261	429,586
TOKAI Holdings Corp.	112,873	880,552
Token Corp.	7,087	892,327
Tokushu Tokai Paper Co., Ltd.	2,435	87,473
Tokuyama Corp.	62,779	1,927,044
Tokyo Dome Corp.	100,078	992,686
Tokyo Ohka Kogyo Co., Ltd.	33,825	1,422,158
Tokyo Rope Manufacturing Co., Ltd.	13,720	196,902
Tokyo Seimitsu Co., Ltd.	32,033	1,332,502
Tokyo Steel Manufacturing Co., Ltd.	87,926	765,291
Tokyo TY Financial Group, Inc.	23,819	638,551
Tokyotokeiba Co., Ltd.	13,489	467,694
Tokyu Construction Co., Ltd.	77,432	750,759
TOMONY Holdings, Inc.	139,343	677,383
Tomy Co., Ltd.	83,737	1,196,510
Topre Corp.	36,903	1,061,862
Topy Industries Ltd.	18,833	573,043
Toridoll Holdings corp.	20,243	654,838
Torii Pharmaceutical Co., Ltd.	12,866	340,664
Tosei Corp.	28,720	281,028
Toshiba Machine Co., Ltd.	108,138	766,306
Toshiba Plant Systems & Services Corp.	36,903	701,422
Toshiba TEC Corp.	156,374	989,346
Tosho Co., Ltd.	17,216	532,303
Totetsu Kogyo Co., Ltd.	28,103	922,913
Towa Pharmaceutical Co., Ltd.	7,632	397,610
Toyo Corp.	43,264	370,376
Toyo Ink SC Holdings Co., Ltd.	168,536	978,941
Toyo Kanetsu KK	11,365	425,534
TPR Co., Ltd.	24,909	853,635
Trancom Co., Ltd.	7,082	463,252
Transcosmos, Inc.	23,030	564,097
Trusco Nakayama Corp.	36,779	1,032,001
TSI Holdings Co., Ltd.	91,716	698,289

21

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tsubaki Nakashima Co., Ltd.	13,488	301,086
Tsubakimoto Chain Co.	160,738	1,279,814
Tsugami Corp.	52,745	550,993
Tsukishima Kikai Co., Ltd.	43,299	483,658
Tsukuba Bank Ltd.	95,529	329,513
UACJ Corp.	26,031	676,915
UKC Holdings Corp.	12,866	221,897
Union Tool Co.	10,779	405,037
Unipres Corp.	39,110	1,038,693
United Arrows Ltd.	26,771	1,014,334
United Super Markets Holdings, Inc.	73,529	754,969
Unitika Ltd. *	33,207	248,077
Unizo Holdings Co., Ltd.	26,196	705,786
V Technology Co., Ltd.	4,162	696,611
Valor Holdings Co., Ltd.	42,613	996,544
Vector, Inc.	17,322	242,404
Vital KSK Holdings, Inc.	35,917	302,986
VT Holdings Co., Ltd.	94,457	465,933
W-Scope Corp. (a)	21,229	422,285
Wacom Co., Ltd.	126,080	683,889
Wakita & Co., Ltd.	36,903	437,936
Warabeya Nichiyo Holdings Co., Ltd.	15,164	405,846
Wellnet Corp.	33,490	362,119
Xebio Holdings Co., Ltd.	28,661	529,398
YA-MAN Ltd.	21,000	382,262
Yahagi Construction Co., Ltd.	35,825	317,577
YAMABIKO Corp.	28,752	435,243
Yamazen Corp.	80,520	918,851
Yaoko Co., Ltd.	22,119	1,045,615
Yellow Hat Ltd.	19,232	562,842
Yodogawa Steel Works Ltd.	25,669	766,136
Yokogawa Bridge Holdings Corp.	25,703	545,504
Yokohama Reito Co., Ltd.	61,236	612,333
Yomiuri Land Co., Ltd.	6,678	295,096
Yondoshi Holdings, Inc.	16,820	457,682
Yonex Co., Ltd.	29,474	200,435
Yorozu Corp.	15,361	340,974
Yoshinoya Holdings Co., Ltd.	63,882	1,063,511
Yuasa Trading Co., Ltd.	6,684	235,333
Yushin Precision Equipment Co., Ltd.	7,602	226,895
Zenrin Co., Ltd.	20,953	710,573
ZERIA Pharmaceutical Co., Ltd.	47,660	924,196
Zojirushi Corp. (a)	37,869	352,278
		354,001,991

Netherlands 2.4%
Aalberts Industries N.V.	85,227	4,359,515
Accell Group	21,636	620,047
APERAM S.A.	40,547	2,076,228
Arcadis N.V.	62,300	1,441,098
ASM International N.V.	43,299	2,998,012
Basic-Fit N.V *	9,258	234,022
BE Semiconductor Industries N.V.	28,727	2,362,404
Brunel International N.V. (a)	17,311	306,516
Corbion N.V.	51,508	1,667,125
Eurocommercial Properties N.V.	44,546	1,887,952
Flow Traders	25,970	570,691
ForFarmers N.V.	16,209	194,428
Fugro N.V. CVA *	67,405	951,585
Galapagos N.V. *	33,727	2,952,942
IMCD Group N.V.	44,841	2,777,033
Intertrust N.V.	46,327	861,713
Koninklijke BAM Groep N.V.	191,091	1,039,667
NSI N.V.	16,348	662,746
PostNL N.V.	363,252	1,611,219
Refresco Group N.V.	54,583	1,288,624
SBM Offshore N.V.	151,225	2,512,663
Takeaway.com N.V. *	10,206	548,219
Security	Number of Shares	Value ($)
TKH Group N.V.	38,264	2,554,948
TomTom N.V. *	106,361	1,150,761
Vastned Retail N.V.	16,663	791,149
Wereldhave N.V.	34,171	1,587,378
Wessanen	49,225	991,626
		41,000,311

New Zealand 0.9%
a2 Milk Co., Ltd. *	640,313	3,704,267
Argosy Property Ltd.	770,316	560,347
Chorus Ltd.	367,885	999,746
EBOS Group Ltd.	73,036	874,611
Freightways Ltd.	144,680	794,293
Genesis Energy Ltd.	527,338	861,288
Goodman Property Trust	898,921	845,132
Infratil Ltd.	434,509	984,000
Kathmandu Holdings Ltd.	146,116	245,667
Mainfreight Ltd.	69,602	1,179,780
Metlifecare Ltd.	146,910	607,926
Precinct Properties New Zealand Ltd.	731,912	668,025
Summerset Group Holdings Ltd.	189,404	686,286
Trade Me Group Ltd.	351,428	1,143,134
Vital Healthcare Property Trust	246,557	372,239
Z Energy Ltd.	319,640	1,708,759
		16,235,500

Norway 1.7%
Aker A.S.A., A Shares	20,623	913,012
Aker Solutions A.S.A. *	114,342	568,693
Atea A.S.A. *	85,240	1,141,366
Austevoll Seafood A.S.A.	67,862	573,038
Bakkafrost P/F	35,382	1,341,483
Borregaard A.S.A.	83,425	752,257
BW LPG Ltd. *(a)	52,138	207,426
DNO A.S.A. *	545,405	642,795
Entra A.S.A.	84,116	1,177,051
Grieg Seafood A.S.A.	41,699	381,037
Hoegh LNG Holdings Ltd.	31,444	239,915
Leroy Seafood Group A.S.A.	222,903	1,225,062
Nordic Semiconductor A.S.A. *	117,064	556,388
Norwegian Air Shuttle A.S.A. *(a)	9,780	214,718
Norwegian Finans Holding A.S.A. *	118,777	1,361,177
Ocean Yield A.S.A.	36,850	303,388
Opera Software A.S.A. *	100,463	271,464
Petroleum Geo-Services A.S.A. *(a)	247,394	371,848
REC Silicon A.S.A. *(a)	1,856,112	249,430
Salmar A.S.A.	45,094	1,325,662
SpareBank 1 SMN	108,932	1,090,667
SpareBank 1 SR-Bank A.S.A.	135,251	1,419,444
Stolt-Nielsen Ltd.	10,871	137,039
Storebrand A.S.A.	397,663	3,185,238
Subsea 7 S.A.	229,472	3,363,292
TGS Nopec Geophysical Co. A.S.A.	96,747	2,339,971
Tomra Systems A.S.A.	113,823	1,688,860
Veidekke A.S.A.	75,881	771,190
Wallenius Wilhelmsen Logistics *	104,660	716,482
XXL A.S.A.	90,250	911,781
		29,441,174

Portugal 0.5%
Banco BPI S.A. *	308,584	417,980
Banco Comercial Portugues S.A. *	7,455,004	2,288,911
Corticeira Amorim SGPS S.A.	28,142	391,085
CTT-Correios de Portugal S.A.	123,137	477,173
Mota-Engil, SGPS, S.A.	76,320	313,951
NOS, SGPS S.A.	176,123	1,199,101

22

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
REN - Redes Energeticas Nacionais, SGPS, S.A. (a)	160,385	471,394
Semapa-Sociedade de Investimento e Gestao	37,341	753,783
Sonae, SGPS, S.A.	855,261	1,039,146
The Navigator Co. S.A.	247,398	1,233,627
		8,586,151

Republic of Korea 5.5%
Advanced Process Systems Corp. *	11,341	361,099
Amicogen, Inc. *	11,892	505,403
Aprogen pharmaceuticals, Inc. *	80,000	331,541
Asiana Airlines, Inc. *	83,700	356,874
ATGen Co., Ltd. *	11,453	426,232
Binex Co., Ltd. *	29,655	276,589
Bukwang Pharmaceutical Co., Ltd.	24,300	564,935
Celltrion Pharm, Inc. *	20,000	1,119,228
Chabiotech Co., Ltd. *	46,676	609,050
Chong Kun Dang Pharmaceutical Corp.	5,535	684,087
CJ CGV Co., Ltd.	12,547	823,208
CJ E&M Corp.	15,721	1,242,367
CJ O Shopping Co., Ltd.	2,704	558,069
CMG Pharmaceutical Co., Ltd. *	114,662	811,300
Com2uSCorp	9,879	1,142,905
Cosmax, Inc.	6,307	724,443
CrystalGenomics, Inc. *	29,683	575,522
CUROCOM Co., Ltd. *	75,000	218,815
Daeduck Electronics Co.	35,000	328,050
Daesang Corp.	20,535	506,653
Daewoong Co., Ltd.	16,395	260,633
Daewoong Pharmaceutical Co., Ltd.	4,046	505,634
Daishin Securities Co., Ltd.	51,671	693,220
Daou Technology, Inc.	22,600	394,578
DB HiTek Co., Ltd. *	28,653	352,814
DIO Corp. *	9,246	282,074
Dong-A Socio Holdings Co., Ltd.	3,700	431,794
Dong-A ST Co., Ltd.	3,502	328,237
Dongjin Semichem Co., Ltd.	24,123	487,669
DongKook Pharmaceutical Co., Ltd.	5,314	301,774
Dongkuk Steel Mill Co., Ltd.	52,179	537,013
Dongwon Industries Co., Ltd.	1,447	428,150
Doosan Bobcat, Inc.	26,204	856,009
DoubleUGames Co., Ltd.	10,247	498,108
Duk San Neolux Co., Ltd. *	11,044	233,413
Duzone Bizon Co., Ltd.	22,321	703,524
Eo Technics Co., Ltd.	7,663	674,583
Fila Korea Ltd.	9,900	725,045
Foosung Co., Ltd. *	43,999	410,374
G-SMATT GLOBAL Co., Ltd. *	25,000	313,577
Genexine Co., Ltd. *	9,893	526,354
Grand Korea Leisure Co., Ltd.	18,871	566,173
Green Cross Corp.	5,089	1,005,408
Green Cross Holdings Corp.	24,000	864,507
GS Home Shopping, Inc.	2,519	493,268
Halla Holdings Corp.	10,194	620,117
Hana Tour Service, Inc.	9,038	888,643
Hanall Biopharma Co., Ltd. *	32,146	422,410
Hancom, Inc.	15,064	234,629
Handsome Co., Ltd.	15,324	468,204
Hanil Cement Co., Ltd.	3,845	547,645
Hanjin Kal Corp. *	30,168	537,798
Hanjin Transportation Co., Ltd.	10,586	265,562
Hankook Shell Oil Co., Ltd.	450	164,990
Hankook Tire Worldwide Co., Ltd.	25,093	436,951
Hansae Co., Ltd.	15,496	405,822
Hansol Chemical Co., Ltd.	8,339	586,968
Hansol Holdings Co., Ltd. *	54,990	237,747
Hansol Paper Co., Ltd.	16,955	230,585
Security	Number of Shares	Value ($)
Hansol Technics Co., Ltd. *	16,471	271,679
Hanwha General Insurance Co., Ltd.	61,988	494,993
HLB, Inc. *	28,168	934,404
Homecast Co., Ltd. *	32,089	513,070
Huchems Fine Chemical Corp.	18,714	412,714
Hugel, Inc. *	1,829	805,046
Hyundai Corp.	18,263	342,353
Hyundai Elevator Co., Ltd.	8,111	392,786
Hyundai Greenfood Co., Ltd.	47,000	669,423
Hyundai Home Shopping Network Corp.	5,102	611,818
Hyundai Merchant Marine Co., Ltd. *	155,540	836,121
Hyundai Rotem Co., Ltd. *	48,482	839,775
i-SENS, Inc.	8,000	172,387
Iljin Materials Co., Ltd.	14,514	529,479
Ilyang Pharmaceutical Co., Ltd.	12,277	401,618
iMarketKorea, Inc.	22,143	212,630
InBody Co., Ltd.	11,059	365,331
Innocean Worldwide, Inc.	10,000	714,909
Interflex Co., Ltd. *	10,624	663,847
iNtRON Biotechnology, Inc. *	11,921	442,005
IS Dongseo Co., Ltd.	12,300	415,369
JB Financial Group Co., Ltd.	96,294	528,257
Jeil Pharmaceutical Co., Ltd. *	5,034	346,933
Jenax, Inc. *	14,717	405,706
Jusung Engineering Co., Ltd. *	28,450	346,393
JW Holdings Corp.	36,859	278,411
JW Pharmaceutical Corp.	13,312	559,024
KC Tech Co., Ltd. (b)	17,041	372,768
KIWOOM Securities Co., Ltd.	11,650	879,972
Koh Young Technology, Inc.	10,228	822,375
Kolon Corp.	5,772	362,258
Kolon Industries, Inc.	15,359	1,174,242
Kolon Life Science, Inc.	3,858	488,166
Komipharm International Co., Ltd. *	28,993	1,033,704
Korea Asset In Trust Co., Ltd.	67,203	509,465
Korea Electric Terminal Co., Ltd.	7,992	500,854
Korea Kolmar Co., Ltd.	11,364	902,228
Korea Line Corp. *	9,681	220,619
Korea PetroChemical Ind Co., Ltd.	3,380	753,182
Korea Real Estate Investment & Trust Co., Ltd.	165,926	522,974
Korean Reinsurance Co.	81,000	807,581
KT Skylife Co., Ltd.	25,990	315,247
Kumho Tire Co., Inc. *	149,732	956,248
Kyobo Securities Co., Ltd.	36,889	322,705
Leader Cosmetics Co., Ltd. *	21,361	412,204
LEENO Industrial, Inc.	6,122	317,281
LF Corp.	17,858	503,782
LG Innotek Co., Ltd.	12,000	1,775,327
LG International Corp.	28,117	719,557
LIG Nex1 Co., Ltd.	12,817	700,769
Lock&Lock Co., Ltd.	12,300	329,469
Loen Entertainment, Inc.	4,994	495,614
Lotte Food Co., Ltd.	661	344,394
LOTTE Himart Co., Ltd.	11,000	764,163
LS Industrial Systems Co., Ltd.	15,671	881,291
Maeil Dairies Co., Ltd. *	5,107	349,618
Medipost Co., Ltd. *	6,841	539,359
Medy-Tox, Inc.	3,338	1,429,366
Meritz Financial Group, Inc.	33,370	482,957
Meritz Fire & Marine Insurance Co., Ltd.	44,092	1,041,272
Meritz Securities Co., Ltd.	276,000	1,197,078
Mirae Asset Life Insurance Co., Ltd.	55,000	290,099
Modetour Network, Inc.	15,235	494,884
Muhak Co., Ltd.	15,714	288,072
Namhae Chemical Corp.	22,589	182,456
Nexen Tire Corp.	32,444	351,793
NICE Holdings Co., Ltd.	23,278	342,245
NICE Information Service Co., Ltd.	47,269	397,872

23

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NS Shopping Co., Ltd.	18,871	273,983
NUTRIBIOTECH Co., Ltd. *	9,233	179,442
Osstem Implant Co., Ltd. *	8,291	460,929
Pan Ocean Co., Ltd. *	183,322	926,507
Partron Co., Ltd.	35,200	287,552
Peptron, Inc. *	6,752	375,370
Poongsan Corp.	17,750	733,161
POSCO Chemtech Co., Ltd.	18,986	603,644
S&T Motiv Co., Ltd.	7,906	344,355
Samchully Co., Ltd.	2,200	241,581
Samyang Corp.	3,391	298,826
Samyang Holdings Corp.	6,210	584,907
Seah Besteel Corp.	12,000	332,460
Seegene, Inc. *	15,877	473,429
Seoul Semiconductor Co., Ltd.	32,172	897,239
SFA Engineering Corp.	19,662	738,059
SFA Semicon Co., Ltd. *	85,298	201,047
Silicon Works Co., Ltd.	8,812	425,114
SillaJen, Inc. *	42,425	4,307,799
SK Chemicals Co., Ltd. (b)	16,400	1,268,900
SK Gas Ltd.	4,229	378,502
SK Materials Co., Ltd.	5,051	849,376
SK Securities Co., Ltd. *	300,000	337,698
SM Entertainment Co. *	17,084	542,387
Songwon Industrial Co., Ltd.	15,438	344,722
Soulbrain Co., Ltd.	7,228	426,407
SPC SAMLIP Co., Ltd.	2,628	351,366
Ssangyong Cement Industrial Co., Ltd.	15,747	295,188
ST Pharm Co., Ltd.	7,409	238,967
Sungwoo Hitech Co., Ltd.	74,195	462,930
Taekwang Industrial Co., Ltd.	473	551,562
Taihan Electric Wire Co., Ltd. *	212,808	224,883
TES Co., Ltd.	10,000	350,103
Tongyang Life Insurance Co.,Ltd.	15,897	118,616
Tongyang, Inc.	227,188	438,406
Toptec Co., Ltd.	18,598	459,716
Vieworks Co., Ltd.	6,757	244,637
ViroMed Co., Ltd. *	11,292	1,635,304
Webzen, Inc. *	16,000	446,221
Wonik Holdings Co., Ltd. *	22,280	160,920
WONIK IPS Co., Ltd. *	25,623	814,662
Youlchon Chemical Co., Ltd.	6,589	142,588
Young Poong Corp.	466	507,001
Youngone Corp.	27,504	861,830
Yuanta Securities Korea Co., Ltd. *	91,845	321,974
Yungjin Pharmaceutical Co., Ltd. *	72,339	602,243
		96,232,878

Singapore 1.4%
Accordia Golf Trust	693,143	355,062
Ascendas Hospitality Trust	869,045	538,718
Ascott Residence Trust	913,858	807,343
Asian Pay Television Trust	1,294,880	571,977
Cache Logistics Trust	924,560	583,427
CapitaLand Retail China Trust	447,351	544,659
CDL Hospitality Trusts	636,310	779,444
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	1,145,918	476,402
Ezion Holdings Ltd. *(b)	1,337,164	179,917
Far East Hospitality Trust	792,568	423,644
First Real Estate Investment Trust	447,351	458,311
First Resources Ltd.	431,613	599,196
Frasers Centrepoint Trust	540,454	890,726
Frasers Commercial Trust	539,380	580,624
Frasers Logistics & Industrial Trust	1,326,879	1,063,867
Keppel DC REIT	604,251	636,998
Keppel Infrastructure Trust	1,860,647	787,356
Keppel REIT	1,602,465	1,498,965
Security	Number of Shares	Value ($)
Lippo Malls Indonesia Retail Trust	1,786,159	550,301
Manulife US Real Estate Investment Trust	529,544	476,590
Mapletree Commercial Trust	1,625,016	1,930,234
Mapletree Greater China Commercial Trust	1,708,137	1,496,364
Mapletree Industrial Trust	1,066,101	1,559,183
Mapletree Logistics Trust	1,387,728	1,308,400
OUE Hospitality Trust	841,616	509,218
OUE Ltd.	240,103	331,545
Parkway Life Real Estate Investment Trust	380,166	818,472
Raffles Medical Group Ltd.	791,281	628,560
RHT Health Trust	595,289	362,388
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	845,257	260,417
Silverlake Axis Ltd.	692,154	298,032
Soilbuild Business Space REIT	844,157	413,618
SPH REIT	652,560	508,677
Starhill Global REIT	1,264,811	713,628
United Engineers Ltd.	401,738	781,406
Yoma Strategic Holdings Ltd.	1,086,206	403,195
		25,126,864

Spain 1.8%
Almirall S.A.	51,666	519,321
Applus Services S.A.	117,170	1,494,173
Atresmedia Corp de Medios de Comunicaion S.A.	49,536	569,970
Axiare Patrimonio SOCIMI S.A.	50,552	1,106,661
Bolsas y Mercados Espanoles SHMSF S.A.	63,481	2,134,502
Cia de Distribucion Integral Logista Holdings S.A.	34,354	825,794
Cie Automotive S.A.	45,600	1,340,793
Codere S.A. *	41,986	412,511
Construcciones y Auxiliar de Ferrocarriles S.A.	18,650	780,530
Ebro Foods S.A.	69,604	1,612,541
Ence Energia y Celulosa S.A.	129,429	847,242
Euskaltel S.A.	80,955	719,896
Faes Farma S.A.	228,440	856,636
Fomento de Construcciones y Contratas S.A. *	59,933	650,296
Hispania Activos Inmobiliarios SOCIMI S.A.	78,548	1,388,461
Indra Sistemas S.A. *	107,503	1,467,675
Inmobiliaria Colonial Socimi S.A.	203,315	1,924,108
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *(a)	886,419	486,184
Melia Hotels International S.A.	75,531	1,008,215
Neinor Homes S.A. *	47,700	1,013,514
NH Hotel Group S.A.	183,456	1,350,743
Obrascon Huarte Lain S.A. *(a)	123,569	726,227
Papeles y Cartones de Europa S.A.	48,825	586,822
Pharma Mar S.A. *	131,904	376,675
Prosegur Cash S.A. *	307,469	1,008,546
Prosegur Cia de Seguridad S.A.	207,420	1,696,596
Sacyr S.A. *(a)	231,992	560,147
Tecnicas Reunidas S.A. (a)	27,610	843,430
Viscofan S.A.	38,255	2,454,910
		30,763,119

Sweden 4.6%
AAK AB	23,143	1,885,552
AF AB, B Shares	57,268	1,202,539
Ahlsell AB	253,221	1,542,002
Atrium Ljungberg AB, B Shares	33,318	521,721
Attendo AB	82,070	858,225
Avanza Bank Holding AB	25,671	1,087,035
Axfood AB	92,903	1,756,851

24

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Betsson AB *	109,832	776,894
Bilia AB, B Shares	69,766	655,054
BillerudKorsnas AB	145,540	2,497,282
Bonava AB, B Shares	75,530	1,041,331
Bravida Holding AB	142,706	976,037
Bure Equity AB	37,899	442,249
Castellum AB	225,917	3,675,849
Clas Ohlson AB, B Shares	29,203	487,946
Cloetta AB, B Shares	202,898	679,252
Collector AB *	33,444	337,291
Com Hem Holding AB	147,697	2,218,835
Concentric AB	34,425	575,199
Dometic Group AB	256,195	2,453,142
Elekta AB, B Shares	310,099	2,597,197
Fabege AB	120,059	2,508,087
Fingerprint Cards AB, Class B *(a)	216,015	444,008
Haldex AB *	31,413	330,754
Hemfosa Fastigheter AB	134,719	1,776,543
Hexpol AB	232,516	2,259,888
Holmen AB, B Shares	39,923	1,983,707
Hufvudstaden AB, A Shares	99,992	1,574,158
Indutrade AB	86,757	2,340,184
Intrum Justitia AB	64,625	2,233,275
Investment AB Oresund	38,216	612,175
JM AB	58,176	1,345,162
Klovern AB, B Shares	381,731	522,169
Kungsleden AB	154,485	1,102,014
Lifco AB, B Shares	39,180	1,358,192
Lindab International AB	61,782	489,277
Loomis AB, B Shares	62,894	2,603,619
Mekonomen AB	20,114	366,852
Modern Times Group MTG AB, B Shares	46,221	1,947,794
Mycronic AB (a)	68,086	714,850
NCC AB, B Shares	74,639	1,558,347
NetEnt AB *	163,266	1,163,674
Nibe Industrier AB, B Shares	336,913	3,226,040
Nobia AB	89,153	727,435
Oriflame Holding AG	18,374	724,470
Pandox AB	50,034	889,739
Peab AB	157,359	1,420,847
Ratos AB, B Shares	164,721	728,540
Resurs Holding AB (a)	68,156	474,331
Rezidor Hotel Group AB	115,127	375,747
SAS AB *(a)	264,457	818,698
Scandic Hotels Group AB	50,109	655,377
SkiStar AB	17,420	355,342
SSAB AB, A Shares *	171,171	808,620
SSAB AB, B Shares *	498,281	1,934,782
Sweco AB, B Shares	56,946	1,164,346
Swedish Orphan Biovitrum AB *	136,196	1,884,268
Thule Group AB	88,180	1,948,986
Vitrolife AB	11,578	879,400
Wallenstam AB, B Shares	161,913	1,510,536
Wihlborgs Fastigheter AB	69,201	1,618,353
		79,648,069

Switzerland 3.8%
Allreal Holding AG *	13,356	2,255,130
APG SGA S.A.	811	368,355
Arbonia AG *	37,655	602,050
Ascom Holding AG	34,477	825,103
Autoneum Holding AG	3,486	953,196
Bachem Holding AG, Class B	3,655	505,101
Basilea Pharmaceutica *(a)	9,123	700,983
BB Biotech AG (a)	37,996	2,561,572
Belimo Holding AG	384	1,651,832
Bell Food Group AG	1,379	603,870
BKW AG	10,479	621,088
Security	Number of Shares	Value ($)
Bobst Group AG	4,770	607,210
Bossard Holding AG	1,902	424,776
Bucher Industries AG	5,615	2,234,392
Burckhardt Compression Holding AG (a)	2,623	802,700
Cembra Money Bank AG *	25,687	2,321,627
Conzzeta AG	682	679,257
COSMO Pharmaceuticals N.V.	5,063	714,631
Daetwyler Holding AG	5,576	1,003,958
dormakaba Holding AG *	2,752	2,609,208
EFG International AG *	63,284	644,473
Emmi AG *	1,795	1,163,519
Forbo Holding AG	1,016	1,507,523
GAM Holding AG *	145,555	2,312,397
Georg Fischer AG	3,633	4,787,517
Huber & Suhner AG	12,866	688,536
Implenia AG	12,878	839,342
Inficon Holding AG *	1,624	967,503
Interroll Holding AG	408	569,650
Intershop Holding AG	642	320,362
Komax Holding AG	2,759	868,202
Kudelski S.A. (a)	32,382	405,620
LEM Holding S.A.	356	567,019
Leonteq AG *	6,759	400,261
Meyer Burger Technology AG *	478,222	857,142
Mobimo Holding AG *	6,507	1,668,249
OC Oerlikon Corp. AG *	177,098	2,885,654
Panalpina Welttransport Holding AG	12,351	1,817,526
Rieter Holding AG *	3,633	813,582
Schmolz & Bickenbach AG *	588,480	473,445
Schweiter Technologies AG	726	922,703
SFS Group AG *	15,287	1,762,298
Siegfried Holding AG *	2,233	694,153
St. Galler Kantonalbank AG	1,666	780,447
Sunrise Communications Group AG *	30,716	2,790,231
Swissquote Group Holding S.A.	7,768	275,295
Tecan Group AG	10,794	2,228,162
U-Blox Holding AG *	5,538	1,075,509
Valiant Holding AG	15,295	1,666,648
Valora Holding AG	2,614	889,790
VAT Group AG *	21,479	2,904,844
Vetropack Holding AG	76	139,082
Vontobel Holding AG	18,490	1,119,436
VZ Holding AG	2,469	823,461
Ypsomed Holding AG *(a)	2,146	362,784
Zehnder Group AG	9,305	372,882
		66,411,286

United Kingdom 15.3%
888 Holdings plc	150,010	526,944
AA plc	524,244	1,071,561
Acacia Mining plc	129,838	303,178
Aldermore Group plc *	154,001	648,322
AO World plc *(a)	190,724	335,626
Assura plc *(b)	258,839	7,358
Assura plc	1,423,617	1,138,904
AVEVA Group plc	55,602	1,980,240
B&M European Value Retail S.A.	648,563	3,352,806
Balfour Beatty plc	639,097	2,290,822
BBA Aviation plc	902,976	4,072,751
BCA Marketplace plc	636,153	1,816,982
Beazley plc	479,307	3,166,214
BGEO Group plc	29,570	1,313,701
Big Yellow Group plc	130,511	1,472,514
Bodycote plc	170,093	1,996,237
Bovis Homes Group plc	118,656	1,798,930
Brewin Dolphin Holdings plc	228,436	1,116,912
Britvic plc	236,592	2,578,117
BTG plc *	348,045	3,415,702

25

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cairn Energy plc *	499,822	1,430,976
Cairn Homes plc *	577,441	1,225,551
Card Factory plc	241,999	898,230
Centamin plc	965,846	1,800,315
Chemring Group plc	240,519	573,833
Chesnara plc	123,439	628,271
Cineworld Group plc	164,466	1,224,462
Close Brothers Group plc	129,048	2,485,781
Computacenter plc	66,090	1,007,351
Countryside Properties plc	251,387	1,240,358
Countrywide plc *	148,117	218,544
Cranswick plc	37,803	1,647,229
Crest Nicholson Holdings plc	208,326	1,426,923
Daejan Holdings plc	2,663	210,158
Dairy Crest Group plc	116,666	882,011
De La Rue plc	96,280	828,244
Debenhams plc	957,608	508,785
Dechra Pharmaceuticals plc	84,276	2,516,611
Devro plc	63,591	195,832
Dignity plc	42,964	1,007,301
Diploma plc	96,602	1,494,648
Domino's Pizza Group plc	435,732	1,919,303
Drax Group plc	357,201	1,308,420
Dunelm Group plc	83,535	794,367
EI Group plc *	427,843	854,246
Electrocomponents plc	377,481	3,224,268
Elementis plc	411,108	1,515,897
Entertainment One Ltd.	337,201	1,395,831
Essentra plc	253,146	1,732,203
esure Group plc	232,664	814,450
Evraz plc	435,138	1,686,378
F&C Commercial Property Trust Ltd.	372,947	714,349
Fenner plc	179,914	938,849
Ferrexpo plc	269,670	925,009
Fidessa Group plc	34,796	1,157,287
Firstgroup plc *	1,010,916	1,497,059
Galliford Try plc	70,545	1,127,776
Genus plc	53,516	1,690,071
Go-Ahead Group plc	37,429	787,346
Gocompare.Com Group plc	232,664	328,331
Grafton Group plc	188,239	1,967,132
Grainger plc	358,185	1,363,419
Great Portland Estates plc	282,033	2,365,091
Greencore Group plc	628,474	1,787,393
Greene King plc	260,959	1,836,886
Greggs plc	89,894	1,615,978
GVC Holdings plc	246,542	3,008,592
Halfords Group plc	179,496	834,376
Hansteen Holdings PLC	581,992	1,099,000
Hastings Group Holdings Ltd.	274,394	1,165,930
Hays plc	1,218,072	3,037,171
Helical plc	74,976	304,474
Hill & Smith Holdings plc	71,908	1,245,930
Hiscox Ltd.	249,061	4,669,411
Hochschild Mining plc	230,933	716,173
HomeServe plc	234,977	2,543,024
Hunting plc *	110,442	808,794
Ibstock plc	325,594	1,061,303
IG Group Holdings plc	308,826	2,704,735
Indivior plc *	621,911	3,121,581
Intermediate Capital Group plc	237,155	3,418,917
International Personal Finance plc	199,217	515,744
Interserve plc *(a)	146,259	136,609
ITE Group plc	235,678	587,007
IWG plc	571,359	1,523,638
J.D. Wetherspoon plc	65,459	1,082,797
Jardine Lloyd Thompson Group plc	86,817	1,563,015
JD Sports Fashion plc	309,266	1,380,669
John Laing Group plc	315,014	1,171,373
Security	Number of Shares	Value ($)
JRP Group plc	470,377	1,031,496
Jupiter Fund Management plc	360,618	2,921,583
KAZ Minerals plc *	213,389	2,162,074
KCOM Group plc	407,123	534,569
Keller Group plc	62,702	806,328
Kier Group plc	79,959	1,125,660
Ladbrokes Coral Group plc	1,499,118	2,719,238
Laird plc	434,055	807,893
Lamprell plc *	181,260	166,847
Lancashire Holdings Ltd.	172,456	1,615,441
LondonMetric Property plc	485,367	1,172,119
Lookers plc	254,247	336,418
Man Group plc	1,350,145	3,620,525
Marston's plc	530,512	825,847
McCarthy & Stone plc	409,126	913,793
Metro Bank plc *	68,173	3,187,435
Mitchells & Butlers plc	198,954	719,338
Mitie Group plc	334,728	891,257
Moneysupermarket.com Group plc	482,152	2,186,429
Morgan Advanced Materials plc	262,764	1,126,828
N Brown Group plc	138,705	529,478
National Express Group plc	351,760	1,734,652
NCC Group plc	208,492	625,129
NewRiver REIT plc	259,622	1,120,031
NEX Group plc	268,304	2,155,532
Northgate plc	118,319	671,882
Nostrum Oil & Gas plc *	65,149	290,495
Ocado Group plc *(a)	371,307	1,772,238
OneSavings Bank plc	117,742	623,501
Ophir Energy plc *	616,863	542,761
Oxford Instruments plc	51,994	621,471
Pagegroup plc	271,062	1,728,209
Paragon Banking Group plc	237,291	1,554,010
Paysafe Group plc *	428,307	3,400,398
Petra Diamonds Ltd. *	457,783	416,734
Petrofac Ltd.	226,613	1,290,211
Pets at Home Group plc	312,566	737,049
Phoenix Group Holdings	346,720	3,581,047
Picton Property Income Ltd.	242,035	276,029
Playtech plc	250,640	2,853,337
Polypipe Group plc	157,982	789,757
Premier Foods plc *	565,350	329,073
Premier Oil plc *(a)	414,016	388,100
PZ Cussons plc	191,865	837,072
QinetiQ Group plc	528,233	1,545,208
Rank Group plc	112,036	373,533
Rathbone Brothers plc	46,218	1,609,747
Redefine International plc	887,803	433,240
Redrow plc	179,483	1,465,033
Renewi plc	581,224	802,510
Renishaw plc	29,956	2,155,230
Rhi Magnesita N.V. *	22,976	1,251,213
Rotork plc	750,812	2,628,248
RPS Group plc	196,448	722,643
Safestore Holdings plc	173,098	1,090,498
Saga plc	942,250	2,330,297
Savills plc	110,938	1,410,859
Schroder Real Estate Investment Trust Ltd.	424,852	346,498
Senior plc	380,156	1,349,792
Serco Group plc *	974,014	1,253,210
Shaftesbury plc	173,065	2,325,125
SIG plc	505,187	1,161,172
Soco International plc	201,886	290,363
Sophos Group plc	273,034	2,101,134
Spectris plc	106,655	3,615,115
Spire Healthcare Group plc	247,542	826,656
Sports Direct International plc *	229,521	1,175,966
SSP Group plc	413,087	3,609,478
ST Modwen Properties plc	124,614	659,216

26

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stagecoach Group plc	349,034	855,171
Stobart Group Ltd.	251,668	965,460
SuperGroup plc	39,480	1,053,879
Synthomer plc	242,054	1,563,577
TalkTalk Telecom Group plc (a)	449,171	930,880
Ted Baker plc	21,612	769,117
Telecom Plus plc	49,022	789,668
The Restaurant Group plc	176,486	684,927
The Unite Group plc	183,466	1,781,903
Thomas Cook Group plc	1,255,021	2,013,149
TP ICAP plc	475,247	3,255,191
Tritax Big Box REIT plc	1,071,502	2,101,687
Tullow Oil plc *	1,209,425	2,922,293
UBM plc	340,498	3,443,038
UDG Healthcare plc	215,198	2,446,945
UK Commercial Property Trust Ltd.	268,672	321,500
Ultra Electronics Holdings plc	63,326	1,095,518
Vectura Group plc *	586,048	767,522
Vedanta Resources plc	77,181	723,497
Vesuvius plc	186,345	1,413,839
Victrex plc	71,541	2,328,070
Virgin Money Holdings UK plc	226,965	844,272
WH Smith plc	93,728	2,654,225
Wizz Air Holdings plc *	42,422	1,920,278
Workspace Group plc	99,659	1,257,300
ZPG plc	240,886	1,052,898
		265,129,939
Total Common Stock
(Cost $1,456,099,285)		1,721,929,189

Preferred Stock 0.3% of net assets

Germany 0.3%
Biotest AG	23,046	559,745
Draegerwerk AG & Co. KGaA	6,084	510,410
Jungheinrich AG	45,546	2,040,848
Schaeffler AG	63,281	1,105,765
Sixt SE	13,967	914,280
		5,131,048

Sweden 0.0%
Klovern AB	18,321	683,249
Total Preferred Stock
(Cost $4,701,684)		5,814,297

Rights 0.0% of net assets

Portugal 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A. expires 12/06/17 *(a)	160,385	28,686

Security	Number of Shares	Value ($)
Republic of Korea 0.0%
Hyundai Merchant Marine Co., Ltd. expires 12/07/17 *(b)	86,383	53,183
Total Rights
(Cost $—)		81,869

Other Investment Companies 2.5% of net assets

United States 2.5%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	2,376,816	2,376,816
Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	39,914,829	39,914,829
Total Other Investment Companies
(Cost $42,291,645)		42,291,645

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 12/15/17	62	6,259,520	25,944
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $38,062,958.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

27

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,175,868,044	$—	$—	$1,175,868,044
Australia	97,524,228	—	25,496 *	97,549,724
Hong Kong	31,040,060	—	218,561 *	31,258,621
Republic of Korea	94,591,210	—	1,641,668	96,232,878
Singapore	24,946,947	—	179,917 *	25,126,864
Spain	30,763,119	—	— *	30,763,119
United Kingdom	265,122,581	—	7,358	265,129,939
Preferred Stock[1]	5,814,297	—	—	5,814,297
Rights [1]	28,686	—	—	28,686
Republic of Korea	—	—	53,183	53,183
Other Investment Companies[1]	42,291,645	—	—	42,291,645
Futures Contracts[2]	25,944	—	—	25,944
Total	$1,768,016,761	$—	$2,126,183	$1,770,142,944
*	Level 3 amount shown includes securities determined to have no value at November 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended November 30, 2017. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
28

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.6% of net assets

Brazil 6.5%
Ambev S.A. ADR	4,521,249	27,986,531
Atacadao Distribuicao Comercio e Industria Ltda *	318,330	1,479,404
B3 SA - Brasil Bolsa Balcao	2,022,788	14,382,620
Banco Bradesco S.A.	842,772	7,833,383
Banco BTG Pactual S.A.	214,830	1,248,821
Banco do Brasil S.A.	1,103,323	10,103,245
Banco Santander Brasil S.A.	408,443	3,611,443
BB Seguridade Participacoes S.A.	669,137	5,502,953
BR Malls Participacoes S.A.	862,403	3,189,981
BRF S.A. ADR *	598,120	7,051,835
CCR S.A.	1,110,005	5,375,977
Centrais Eletricas Brasileiras S.A. *	327,040	1,874,089
Cielo S.A.	1,144,245	8,016,892
Companhia de Saneamento Basico do Estado de Sao Paulo	366,615	3,667,833
Companhia Siderurgica Nacional S.A. *	731,088	1,646,262
Cosan S.A. Industria e Comercio	130,893	1,434,877
CPFL Energia S.A. ADR (a)	220,430	2,636,343
EDP - Energias do Brasil S.A.	335,667	1,417,226
Embraer S.A.	730,774	3,499,040
Engie Brasil Energia S.A.	150,944	1,636,208
Equatorial Energia S.A.	208,834	4,085,952
Estacio Participacoes S.A.	294,668	2,763,217
Fibria Celulose S.A.	244,600	3,380,322
Fleury S.A.	196,250	1,574,924
Hypermarcas S.A.	411,029	4,131,040
Itau Unibanco Holding S.A. ADR	3,239,297	40,653,177
JBS S.A.	919,273	2,224,705
Klabin S.A.	689,228	3,764,026
Kroton Educacional S.A.	1,636,231	9,070,982
Localiza Rent a Car S.A.	471,607	2,890,099
Lojas Americanas S.A.	216,968	803,880
Lojas Renner S.A.	761,249	7,902,456
M Dias Branco S.A.	98,623	1,412,133
Multiplan Empreendimentos Imobiliarios S.A.	106,430	2,264,385
Natura Cosmeticos S.A.	175,993	1,570,126
Odontoprev S.A.	260,225	1,214,144
Petroleo Brasileiro S.A. *	2,970,494	14,495,756
Porto Seguro S.A.	130,240	1,427,719
PPLA Participations Ltd. *	37,149	18,413
Qualicorp S.A.	224,198	2,103,764
Raia Drogasil S.A.	234,161	6,304,472
Rumo S.A. *	1,057,888	4,214,074
Sao Martinho S.A.	119,318	624,243
Smiles Fidelidade S.A.	62,550	1,435,291
Sul America S.A.	303,785	1,662,755
Suzano Papel e Celulose S.A.	498,872	2,672,556
Tim Participacoes S.A.	851,702	3,074,831
Transmissora Alianca de Energia Eletrica S.A.	192,974	1,256,383
Ultrapar Participacoes S.A. ADR	454,967	9,731,744
Security	Number of Shares	Value ($)
Vale S.A.	3,017,447	32,440,902
Vale S.A. ADR (a)	280,947	3,006,129
WEG S.A.	654,957	4,584,799
		292,354,362

Chile 1.4%
AES Gener S.A.	2,221,378	650,847
Aguas Andinas S.A., A Shares	3,482,497	2,001,926
Banco de Chile ADR	44,128	3,660,859
Banco de Credito e Inversiones	43,668	2,613,352
Banco Santander Chile ADR	152,355	4,185,192
Cencosud S.A.	1,441,018	3,528,629
Cia Cervecerias Unidas S.A.	182,360	2,309,308
Colbun S.A.	8,654,821	1,759,478
Empresa Nacional de Telecomunicaciones S.A. (a)	133,966	1,294,283
Empresas CMPC S.A.	1,202,335	3,409,707
Empresas COPEC S.A.	430,155	5,768,671
Enel Americas S.A. ADR	573,061	5,627,459
Enel Chile S.A. ADR	461,517	2,478,346
Enel Generacion Chile S.A. ADR	125,774	3,099,071
Itau CorpBanca	192,241,300	1,522,248
Latam Airlines Group S.A. ADR	364,888	4,615,833
Parque Arauco S.A.	705,979	1,859,635
S.A.C.I. Falabella	556,658	4,660,087
Sociedad Quimica y Minera de Chile S.A. ADR	93,891	5,100,159
		60,145,090

China 29.8%
3SBio, Inc. *	1,079,845	2,101,565
58.com, Inc. ADR *	23,231	1,666,592
Agile Property Holdings Ltd.	1,665,726	2,401,485
Agricultural Bank of China Ltd., H Shares	27,072,876	12,582,846
Air China Ltd., H Shares	2,359,372	2,531,502
Alibaba Group Holding Ltd. ADR *	278,527	49,321,561
Alibaba Health Information Technology Ltd. *(a)	3,193,137	1,574,041
Alibaba Pictures Group Ltd. *	12,267,003	1,649,171
Aluminum Corp. of China Ltd., H Shares *	4,410,514	2,925,208
Angang Steel Co., Ltd., H Shares	1,284,760	1,268,277
Anhui Conch Cement Co., Ltd., H Shares	1,333,724	6,403,760
ANTA Sports Products Ltd.	1,314,442	5,890,434
Autohome, Inc. ADR *	13,913	770,363
AviChina Industry & Technology Co., Ltd., H Shares	2,816,567	1,474,963
BAIC Motor Corp., Ltd.	1,454,036	1,716,500
Baidu, Inc. ADR *	69,430	16,564,609
Bank of China Ltd., H Shares	78,070,875	37,884,896
Bank of Communications Co., Ltd., H Shares	8,510,435	6,298,214
BBMG Corp., H Shares	2,530,746	1,169,751
Beijing Capital International Airport Co., Ltd., H Shares	1,629,840	2,408,178
Beijing Enterprises Holdings Ltd.	640,258	3,688,972

29

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Beijing Enterprises Water Group Ltd. *	4,353,404	3,400,139
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,368,927	606,624
Beijing North Star Co., Ltd., Class H	661,813	230,485
Bosideng International Holdings Ltd.	7,757,256	675,390
Brilliance China Automotive Holdings Ltd.	2,985,209	7,835,495
Byd Co., Ltd., H Shares (a)	830,288	7,361,840
BYD Electronic International Co., Ltd.	749,840	1,795,346
CAR, Inc. *	1,019,525	887,656
CGN Power Co., Ltd., H Shares	10,176,709	2,775,395
China Agri-Industries Holdings Ltd.	2,508,961	1,040,823
China BlueChemical Ltd., H Shares	2,673,700	742,866
China Cinda Asset Management Co., Ltd., H Shares	9,671,043	3,590,948
China CITIC Bank Corp., Ltd., H Shares	8,360,920	5,406,090
China Coal Energy Co., Ltd., H Shares	2,999,165	1,355,542
China Communications Construction Co., Ltd., H Shares	4,528,376	5,055,881
China Communications Services Corp., Ltd., H Shares	3,509,073	2,228,496
China Conch Venture Holdings Ltd.	1,892,380	4,167,491
China Construction Bank Corp., H Shares	92,325,734	80,502,196
China Dongxiang Group Co., Ltd.	3,098,520	555,418
China Eastern Airlines Corp., Ltd., H Shares	1,919,703	1,135,570
China Everbright Bank Co., Ltd., H Shares	3,422,736	1,586,426
China Everbright International Ltd.	2,847,845	3,821,338
China Everbright Ltd.	891,038	1,987,386
China Evergrande Group *	3,131,551	10,344,680
China Foods Ltd.	1,038,916	513,459
China Galaxy Securities Co., Ltd., H Shares	4,174,296	3,276,284
China Gas Holdings Ltd.	1,558,350	4,788,661
China Huarong Asset Management Co., Ltd., H Shares	6,151,381	2,819,639
China Huishan Dairy Holdings Co., Ltd. *(c)	3,872,695	—
China International Capital Corp., Ltd.	805,076	1,696,698
China International Marine Containers Group Co., Ltd., H Shares	486,437	874,443
China Jinmao Holdings Group Ltd.	4,833,919	2,184,801
China Life Insurance Co., Ltd., H Shares	7,608,283	24,694,627
China Literature Ltd. *	152,883	1,761,731
China Lodging Group Ltd. ADR *	5,375	573,566
China Longyuan Power Group Corp., Ltd., H Shares	3,668,520	2,470,669
China Medical System Holdings Ltd.	1,341,852	2,803,901
China Merchants Bank Co., Ltd., H Shares	3,858,464	15,117,282
China Merchants Port Holdings Co., Ltd.	1,433,762	3,699,048
China Merchants Securities Co., Ltd., H Shares	829,314	1,276,325
China Minsheng Banking Corp., Ltd., H Shares	5,915,064	5,960,354
China Minsheng Financial Holding Corp., Ltd. *	9,033,886	427,971
China Mobile Ltd.	5,464,522	55,448,435
China Molybdenum Co., Ltd., H Shares	3,954,220	2,465,628
China National Building Material Co., Ltd., H Shares	3,795,326	3,489,084
China Oilfield Services Ltd., H Shares	1,924,722	1,774,346
China Overseas Land & Investment Ltd.	4,148,582	13,173,137
China Pacific Insurance (Group) Co., Ltd., H Shares	2,772,822	13,224,709
China Petroleum & Chemical Corp., H Shares	27,243,160	19,463,885
China Power International Development Ltd.	3,241,146	871,477
Security	Number of Shares	Value ($)
China Railway Construction Corp., Ltd., H Shares	1,955,383	2,313,352
China Railway Group Ltd., H Shares	3,849,042	2,873,155
China Railway Signal & Communication Corp., Ltd., H shares	1,658,245	1,229,320
China Reinsurance Group Corp., H shares	6,714,564	1,444,325
China Resources Beer Holdings Co., Ltd.	1,689,305	4,639,522
China Resources Cement Holdings Ltd.	1,845,222	1,219,091
China Resources Gas Group Ltd.	920,442	3,553,216
China Resources Land Ltd.	2,929,021	8,419,313
China Resources Pharmaceutical Group Ltd.	1,665,726	2,209,536
China Resources Power Holdings Co., Ltd.	2,209,384	4,158,401
China Shenhua Energy Co., Ltd., H Shares	3,690,844	9,082,741
China Southern Airlines Co., Ltd., H Shares	1,905,008	1,702,512
China State Construction International Holdings Ltd.	2,046,272	2,656,679
China Taiping Insurance Holdings Co., Ltd.	1,679,142	6,342,307
China Telecom Corp., Ltd., H Shares	14,457,892	7,015,878
China Traditional Chinese Medicine Holdings Co., Ltd.	2,660,893	1,403,662
China Unicom (Hong Kong) Ltd. *	5,975,506	8,660,819
China Vanke Co., Ltd., H Shares	1,272,917	4,636,820
China Zhongwang Holdings Ltd.	1,327,701	627,284
Chongqing Rural Commercial Bank Co., Ltd., H Shares	2,987,518	2,115,308
CITIC Ltd.	5,105,565	7,229,975
CITIC Securities Co., Ltd., H Shares	2,484,476	5,376,001
CNOOC Ltd.	17,008,136	23,039,881
COSCO Shipping Development Co., Ltd. *	5,484,945	1,123,648
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,425,257	760,969
COSCO SHIPPING Holdings Co., Ltd., H Shares *(a)	2,537,435	1,205,332
COSCO SHIPPING Ports Ltd.	1,970,662	1,985,751
Country Garden Holdings Co., Ltd.	5,714,659	8,999,809
CRRC Corp., Ltd., H Shares	4,323,432	3,941,363
CSPC Pharmaceutical Group Ltd.	4,479,123	8,889,197
Ctrip.com International Ltd. ADR *	85,706	3,949,332
Dali Foods Group Co., Ltd.	2,793,238	2,188,755
Datang International Power Generation Co., Ltd., H Shares *	3,325,172	1,081,398
Dongfeng Motor Group Co., Ltd., H Shares	3,437,356	4,321,891
ENN Energy Holdings Ltd.	802,978	5,855,112
Far East Horizon Ltd.	2,553,243	2,327,609
Fosun International Ltd.	2,363,694	4,902,799
Fullshare Holdings Ltd. *(a)	8,270,109	3,462,556
Fuyao Glass Industry Group Co., Ltd., Class H	521,236	2,002,136
GCL-Poly Energy Holdings Ltd. *	14,019,424	2,261,719
Geely Automobile Holdings Ltd.	4,922,566	17,143,453
GF Securities Co., Ltd.	1,714,287	3,437,266
Golden Eagle Retail Group Ltd.	414,554	502,654
GOME Retail Holdings Ltd.	14,302,125	1,611,466
Great Wall Motor Co., Ltd., H Shares	3,020,802	3,535,137
Greentown China Holdings Ltd.	936,500	1,071,971
Guangdong Investment Ltd.	3,030,285	4,073,902
Guangshen Railway Co., Ltd., H shares	1,652,600	914,091
Guangzhou Automobile Group Co., Ltd., H Shares	2,641,060	6,627,843
Guangzhou R&F Properties Co., Ltd., H Shares	954,324	2,040,564
Haier Electronics Group Co., Ltd. *	1,468,867	3,930,670
Haitian International Holdings Ltd.	607,458	1,777,216
Haitong Securities Co., Ltd., H Shares	3,871,443	5,769,839

30

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health and Happiness (H&H) International Holdings Ltd. *	207,858	1,140,395
Hengan International Group Co., Ltd.	765,790	7,466,506
HengTen Networks Group Ltd. *	20,089,972	784,543
Huadian Fuxin Energy Corp., Ltd., H Shares	2,943,701	731,195
Huadian Power International Corp., Ltd., H Shares	1,755,232	685,444
Huaneng Power International, Inc., H Shares	4,049,339	2,592,340
Huaneng Renewables Corp., Ltd., H Shares	4,495,240	1,433,145
Huatai Securities Co., Ltd., H Shares	1,945,714	3,936,171
Industrial & Commercial Bank of China Ltd., H Shares	80,959,768	62,921,025
JD.com, Inc. ADR *	189,492	7,096,475
Jiangsu Expressway Co., Ltd., H Shares	1,545,494	2,117,332
Jiangxi Copper Co., Ltd., H Shares	1,213,449	1,889,265
Kingboard Chemical Holdings Ltd.	716,905	4,112,231
Kingboard Laminates Holdings Ltd.	1,109,191	1,837,716
Kingsoft Corp., Ltd.	902,572	2,565,504
Kunlun Energy Co., Ltd.	2,876,738	2,486,234
KWG Property Holding Ltd.	1,746,164	1,846,728
Lee & Man Paper Manufacturing Ltd.	1,888,319	2,212,251
Legend Holdings Corp., H Shares	609,490	1,607,577
Lenovo Group Ltd.	8,551,997	4,861,702
Li Ning Co., Ltd. *	1,722,590	1,338,778
Logan Property Holdings Co., Ltd.	930,834	879,562
Longfor Properties Co., Ltd.	1,628,000	3,822,888
Luye Pharma Group Ltd. (a)	1,863,008	1,233,227
Maanshan Iron & Steel Co., Ltd., H Shares *	1,634,162	797,183
Meitu, Inc. *	1,292,876	1,873,877
Metallurgical Corp. of China Ltd., H Shares	2,765,050	817,811
Momo, Inc. ADR *	23,770	570,480
NetEase, Inc. ADR	18,196	5,981,207
New China Life Insurance Co., Ltd., H Shares	812,034	5,177,754
New Oriental Education & Technology Group, Inc. ADR	33,492	2,842,131
Nine Dragons Paper Holdings Ltd.	1,628,000	2,701,452
Orient Securities Co., Ltd.	893,192	887,451
PetroChina Co., Ltd., H Shares	21,167,897	14,229,016
PICC Property & Casualty Co., Ltd., H Shares	4,934,936	9,351,496
Ping An Insurance Group Co. of China Ltd., H Shares	5,171,018	50,980,562
Poly Property Group Co., Ltd. *	2,428,542	1,072,760
Postal Savings Bank of China Co., Ltd., Class H	5,908,270	3,320,953
Renhe Commercial Holdings Co., Ltd. *	22,792,000	744,150
Shandong Chenming Paper Holdings Ltd., H Shares	840,440	1,478,534
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,506,934	1,032,252
Shanghai Electric Group Co., Ltd., H Shares *	3,497,796	1,370,420
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	519,135	2,505,876
Shanghai Industrial Holdings Ltd.	496,783	1,402,533
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	814,000	2,044,849
Shenzhen Expressway Co., Ltd., H shares	769,104	741,512
Shenzhen International Holdings Ltd.	872,986	1,571,558
Shenzhen Investment Ltd.	4,013,670	1,706,151
Shenzhou International Group Holdings Ltd.	607,466	5,483,388
Security	Number of Shares	Value ($)
Shimao Property Holdings Ltd.	1,178,788	2,303,181
Sihuan Pharmaceutical Holdings Group Ltd.	4,011,002	1,412,288
SINA Corp. *	63,720	6,229,904
Sino Biopharmaceutical Ltd.	4,463,230	5,840,338
Sino-Ocean Group Holding Ltd.	2,837,065	1,776,299
Sinopec Engineering Group Co., Ltd., H shares	1,628,000	1,356,979
Sinopec Oilfield Service Corp., H Shares *	8,654	1,352
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,047,487	2,399,409
Sinopharm Group Co., Ltd., H Shares	1,097,905	4,315,598
Sinotrans Ltd., H Shares	1,934,448	970,914
Sinotruk Hong Kong Ltd.	749,840	830,467
SOHO China Ltd.	2,648,454	1,498,831
Sunac China Holdings Ltd.	2,030,847	9,360,899
Sunny Optical Technology Group Co., Ltd.	670,284	11,156,810
TAL Education Group ADR	72,376	2,017,843
Tencent Holdings Ltd.	5,525,511	281,574,528
The People's Insurance Co. Group of China Ltd., H Shares	7,908,902	4,070,803
TravelSky Technology Ltd., H Shares	1,094,675	2,992,409
Tsingtao Brewery Co., Ltd., H Shares	418,529	1,698,723
Vipshop Holdings Ltd. ADR *	88,446	727,911
Weibo Corp. ADR *	8,180	888,021
Weichai Power Co., Ltd., H Shares	2,004,548	2,235,489
Yangzijiang Shipbuilding Holdings Ltd.	2,223,964	2,592,148
Yanlord Land Group Ltd.	821,016	1,011,794
Yanzhou Coal Mining Co., Ltd., H Shares	2,102,369	1,962,340
Yuexiu Property Co., Ltd.	7,894,406	1,425,202
Zhaojin Mining Industry Co., Ltd., H Shares	1,560,276	1,216,625
Zhejiang Expressway Co., Ltd., H Shares	1,582,882	1,896,978
Zhongsheng Group Holdings Ltd.	649,347	1,333,580
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	521,344	2,993,813
Zijin Mining Group Co., Ltd., H Shares	7,018,642	2,435,344
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	2,371,319	1,011,049
ZTE Corp., H Shares *	778,309	2,705,576
ZTO Express Cayman, Inc. ADR *(a)	78,853	1,266,379
		1,329,670,529

Colombia 0.4%
Almacenes Exito S.A.	174,853	952,966
Bancolombia S.A.	283,514	2,735,666
Bancolombia S.A. ADR	116,277	4,489,455
Cementos Argos S.A.	653,481	2,304,779
Cemex Latam Holdings S.A. *	180,228	652,442
Corp. Financiera Colombiana S.A.	46,512	450,658
Ecopetrol S.A. ADR (a)	261,067	3,028,377
Grupo de Inversiones Suramericana S.A.	254,476	3,302,189
Interconexion Electrica S.A. ESP	368,275	1,690,993
		19,607,525

Czech Republic 0.2%
CEZ A/S	187,428	4,295,398
Komercni Banka A/S	89,850	3,772,512
Moneta Money Bank A/S	508,852	1,838,251
		9,906,161

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,327,173	5,766,567

31

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Greece 0.4%
Alpha Bank AE *	1,366,855	2,656,524
Eurobank Ergasias S.A. *	1,723,465	1,397,382
FF Group *	27,000	499,964
Hellenic Petroleum S.A.	45,000	405,101
Hellenic Telecommunications Organization S.A.	244,000	2,952,974
JUMBO S.A.	104,553	1,583,230
Motor Oil Hellas Corinth Refineries S.A.	65,000	1,564,005
National Bank of Greece S.A. *	6,500,000	2,015,071
OPAP S.A.	220,000	2,688,749
Piraeus Bank S.A. *	340,000	956,742
Titan Cement Co. S.A.	42,948	1,061,051
		17,780,793

Hungary 0.5%
MOL Hungarian Oil & Gas plc	518,180	6,020,890
OTP Bank plc	267,018	10,228,285
Richter Gedeon Nyrt	135,215	3,501,759
		19,750,934

India 12.1%
ABB India Ltd.	71,976	1,561,415
ACC Ltd.	47,688	1,233,542
Adani Ports & Special Economic Zone Ltd.	925,241	5,711,010
Ambuja Cements Ltd.	941,310	3,832,101
Ashok Leyland Ltd.	1,393,662	2,547,194
Asian Paints Ltd.	296,883	5,279,941
Aurobindo Pharma Ltd.	271,891	2,921,521
Avenue Supermarts Ltd. *	69,290	1,201,507
Axis Bank Ltd.	1,754,293	14,566,508
Bajaj Auto Ltd.	70,647	3,621,645
Bajaj Finance Ltd.	173,172	4,638,286
Bajaj Finserv Ltd.	38,793	3,136,951
Bajaj Holdings & Investment Ltd.	28,156	1,246,082
Bank of Baroda	486,228	1,275,142
Bharat Electronics Ltd.	739,135	2,129,828
Bharat Forge Ltd.	195,920	2,106,110
Bharat Heavy Electricals Ltd.	1,128,291	1,609,844
Bharat Petroleum Corp., Ltd.	1,065,610	8,326,731
Bharti Airtel Ltd.	1,348,078	10,379,239
Bharti Infratel Ltd.	893,818	5,318,827
Bosch Ltd.	8,070	2,544,872
Britannia Industries Ltd.	32,854	2,453,656
Cadila Healthcare Ltd.	270,356	1,797,691
Castrol India Ltd.	122,459	759,101
CG Power & Industrial Solutions Ltd. *	451,495	606,031
Cipla Ltd.	333,096	3,104,178
Coal India Ltd.	1,371,517	5,866,383
Colgate-Palmolive (India) Ltd.	70,532	1,133,948
Container Corp. Of India Ltd.	95,467	1,936,582
Cummins India Ltd.	83,441	1,122,791
Dabur India Ltd.	546,287	2,916,976
Divi's Laboratories Ltd.	79,842	1,289,012
DLF Ltd.	444,087	1,606,441
Dr. Reddy's Laboratories Ltd.	88,366	3,130,154
Eicher Motors Ltd.	13,479	6,259,551
Emami Ltd.	49,455	1,005,705
GAIL India Ltd.	492,644	3,578,698
Glenmark Pharmaceuticals Ltd.	145,660	1,274,299
Godrej Consumer Products Ltd.	271,244	4,044,682
Grasim Industries Ltd.	339,385	6,157,669
Havells India Ltd.	228,026	1,801,080
HCL Technologies Ltd.	596,865	7,849,589
Hero MotoCorp Ltd.	104,193	5,871,602
Hindalco Industries Ltd.	867,977	3,236,741
Security	Number of Shares	Value ($)
Hindustan Petroleum Corp., Ltd.	640,827	4,141,325
Hindustan Unilever Ltd.	722,418	14,256,216
Hindustan Zinc Ltd.	288,363	1,338,956
Housing Development Finance Corp., Ltd.	1,641,357	42,655,427
ICICI Bank Ltd.	1,285,911	6,133,405
ICICI Prudential Life Insurance Co., Ltd.	205,020	1,195,367
Idea Cellular Ltd. *	1,565,124	2,292,586
IDFC Bank Ltd.	1,475,272	1,256,086
Indiabulls Housing Finance Ltd.	335,062	6,266,044
Indian Oil Corp., Ltd.	1,113,731	6,796,730
IndusInd Bank Ltd.	129,325	3,333,308
Infosys Ltd.	1,975,418	29,903,932
InterGlobe Aviation Ltd.	47,881	832,831
ITC Ltd.	3,025,470	12,014,138
Jindal Steel & Power Ltd. *	413,031	1,101,437
JSW Steel Ltd.	1,219,079	4,818,274
Kotak Mahindra Bank Ltd.	192,027	2,978,980
L&T Finance Holdings Ltd.	450,036	1,204,656
Larsen & Toubro Ltd.	383,353	7,232,756
LIC Housing Finance Ltd.	259,834	2,343,664
Lupin Ltd.	229,464	2,909,937
Mahindra & Mahindra Financial Services Ltd.	288,870	1,964,029
Mahindra & Mahindra Ltd.	325,029	7,090,098
Marico Ltd.	473,842	2,248,692
Maruti Suzuki India Ltd.	124,948	16,663,157
Motherson Sumi Systems Ltd.	656,895	3,720,503
MRF Ltd.	1,000	1,063,640
Nestle India Ltd.	29,519	3,508,357
NHPC Ltd.	2,395,120	1,053,065
NMDC Ltd.	978,784	1,936,924
NTPC Ltd.	2,100,857	5,902,144
Oil & Natural Gas Corp., Ltd.	3,317,056	9,293,210
Oil India Ltd.	173,372	973,201
Oracle Financial Services Software Ltd.	22,792	1,305,750
Petronet LNG Ltd.	237,990	928,633
Pidilite Industries Ltd.	150,545	1,966,331
Piramal Enterprises Ltd.	90,370	3,887,606
Power Finance Corp., Ltd.	678,963	1,272,529
Power Grid Corp. of India Ltd.	865,397	2,765,432
Punjab National Bank *	459,877	1,255,961
Rajesh Exports Ltd.	155,464	1,841,554
Reliance Capital Ltd.	137,130	921,183
Reliance Home Finance Ltd. *	137,130	170,243
Reliance Industries Ltd.	3,295,588	47,100,638
Reliance Infrastructure Ltd.	188,848	1,288,519
Rural Electrification Corp., Ltd.	735,914	1,758,182
Shree Cement Ltd.	8,890	2,371,050
Shriram Transport Finance Co., Ltd.	174,964	3,602,256
Siemens Ltd.	99,308	1,844,544
State Bank of India	1,868,094	9,281,078
Steel Authority of India Ltd. *	1,104,945	1,316,063
Sun Pharmaceutical Industries Ltd.	1,171,544	9,810,409
Sun TV Network Ltd.	69,716	940,214
Tata Consultancy Services Ltd.	479,684	19,617,350
Tata Motors Ltd. *	1,192,576	7,474,870
Tata Power Co., Ltd.	1,089,630	1,600,310
Tata Steel Ltd.	225,761	2,430,397
Tech Mahindra Ltd.	524,638	3,980,756
The Great Eastern Shipping Co., Ltd.	78,467	485,612
Titan Co., Ltd.	338,871	4,303,683
Torrent Pharmaceuticals Ltd.	41,000	817,806
UltraTech Cement Ltd.	88,120	5,745,019
United Breweries Ltd.	97,565	1,639,298
United Spirits Ltd. *	62,868	3,202,534
UPL Ltd.	394,005	4,468,914
Vedanta Ltd.	1,671,697	7,659,784
Wipro Ltd.	1,240,928	5,617,663

32

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yes Bank Ltd.	1,589,147	7,563,728
Zee Entertainment Enterprises Ltd.	578,039	5,093,251
		541,743,081

Indonesia 2.4%
PT Adaro Energy Tbk	13,151,890	1,652,981
PT Astra Agro Lestari Tbk	505,405	517,511
PT Astra International Tbk	21,572,645	12,719,344
PT Bank Central Asia Tbk	9,876,803	14,859,747
PT Bank Danamon Indonesia Tbk	3,041,328	1,129,874
PT Bank Mandiri (Persero) Tbk	19,029,178	10,410,758
PT Bank Negara Indonesia (Persero) Tbk	7,881,496	4,719,808
PT Bank Rakyat Indonesia (Persero) Tbk	54,378,882	12,905,235
PT Bumi Serpong Damai Tbk	8,112,675	989,643
PT Charoen Pokphand Indonesia Tbk	7,617,630	1,644,498
PT Gudang Garam Tbk	432,335	2,445,988
PT Hanjaya Mandala Sampoerna Tbk	7,627,005	2,311,897
PT Indocement Tunggal Prakarsa Tbk	1,581,475	2,154,272
PT Indofood CBP Sukses Makmur Tbk	2,478,480	1,548,363
PT Indofood Sukses Makmur Tbk	4,666,428	2,527,102
PT Jasa Marga Persero Tbk	2,284,491	1,076,714
PT Kalbe Farma Tbk	21,053,419	2,490,424
PT Matahari Department Store Tbk	2,351,244	1,842,613
PT Media Nusantara Citra Tbk	5,578,364	536,143
PT Perusahaan Gas Negara (Persero) Tbk	9,729,532	1,222,845
PT Semen Indonesia (Persero) Tbk	3,197,483	2,222,116
PT Surya Citra Media Tbk	6,134,998	997,856
PT Tambang Batubara Bukit Asam (Persero) Tbk	934,928	777,609
PT Telekomunikasi Indonesia (Persero) Tbk	48,791,327	14,969,984
PT Tower Bersama Infrastructure Tbk	2,194,724	924,880
PT Unilever Indonesia Tbk	1,198,537	4,368,466
PT United Tractors Tbk	1,565,401	3,877,047
PT XL Axiata Tbk *	4,024,701	916,463
		108,760,181

Malaysia 3.2%
AirAsia Berhad	1,893,800	1,454,098
Alliance Bank Malaysia Berhad	1,165,280	1,051,445
AMMB Holdings Berhad	2,182,072	2,214,354
Astro Malaysia Holdings Berhad	2,281,100	1,584,136
Axiata Group Berhad	4,849,287	6,320,259
British American Tobacco Malaysia Berhad	162,800	1,488,070
Bumi Armada Berhad *	2,775,900	509,090
CIMB Group Holdings Berhad	6,724,431	9,948,113
DiGi.com Berhad	3,627,000	4,115,242
Felda Global Ventures Holdings Berhad	1,959,900	872,238
Gamuda Berhad	2,229,516	2,665,933
Genting Berhad	2,453,400	5,279,354
Genting Malaysia Berhad	3,148,420	3,918,684
HAP Seng Consolidated Berhad	685,134	1,620,063
Hong Leong Bank Berhad	662,207	2,451,599
IHH Healthcare Berhad	2,785,000	3,840,910
IJM Corp. Berhad	3,273,136	2,473,161
IOI Corp. Berhad	3,964,292	4,323,448
IOI Properties Group Berhad	2,027,450	937,005
KLCCP Stapled Group	493,944	966,268
Kuala Lumpur Kepong Berhad	454,748	2,711,030
Malayan Banking Berhad	5,749,800	13,005,416
Malaysia Airports Holdings Berhad	1,066,500	2,151,516
Maxis Berhad	2,805,724	4,068,454
MISC Berhad	1,526,100	2,630,885
Petronas Chemicals Group Berhad	3,149,800	5,699,601
Petronas Dagangan Berhad	343,100	2,030,326
Petronas Gas Berhad	693,336	2,692,304
Security	Number of Shares	Value ($)
PPB Group Berhad	657,048	2,676,714
Public Bank Berhad	3,238,754	15,760,167
RHB Capital Berhad	1,349,000	1,616,359
Sapura Energy Berhad	4,931,780	1,507,452
Sime Darby Berhad	3,467,400	1,992,515
Sime Darby Plantation Berhad *	3,467,400	4,247,872
Sime Darby Property Berhad *	3,467,400	1,017,454
Telekom Malaysia Berhad	1,171,400	1,727,239
Tenaga Nasional Berhad	4,274,774	16,160,412
UMW Holdings Berhad *	732,800	944,335
Westports Holdings Berhad	771,600	649,053
YTL Corp. Berhad	4,321,364	1,236,336
YTL Power International Berhad	3,372,003	948,234
		143,507,144

Mexico 3.9%
Alfa S.A.B. de C.V., A Shares	3,299,500	3,683,253
Alsea S.A.B. de C.V.	548,736	1,816,438
America Movil S.A.B. de C.V., Series L	30,557,975	26,261,530
Arca Continental S.A.B. de C.V.	303,261	2,079,928
Banregio Grupo Financiero S.A.B. de C.V.	244,874	1,337,291
Becle S.A.B. de C.V. *	446,872	744,546
Cemex S.A.B. de C.V., Series CPO *	15,951,713	12,225,703
Coca-Cola Femsa S.A.B. de C.V., Series L	539,446	3,710,250
El Puerto de Liverpool S.A.B. de C.V., Series C1	257,587	1,749,919
Fibra Uno Administracion S.A. de C.V.	3,143,763	4,920,261
Fomento Economico Mexicano S.A.B. de C.V.	2,172,072	19,642,741
Gentera S.A.B. de C.V.	1,302,400	1,196,982
Gruma S.A.B. de C.V., B Shares	187,510	2,328,405
Grupo Aeromexico S.A.B. de C.V. *	398,924	681,383
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	297,696	1,511,040
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	359,248	3,581,474
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	248,064	4,450,913
Grupo Bimbo S.A.B. de C.V., Series A	2,403,284	5,612,313
Grupo Carso S.A.B. de C.V., Series A1	386,547	1,233,020
Grupo Elektra S.A.B. de C.V.	67,432	2,880,049
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,360,455	13,866,373
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,304,150	4,076,783
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	1,905,689	3,096,258
Grupo Lala S.A.B. de C.V.	508,797	773,067
Grupo Mexico S.A.B. de C.V., Series B	3,393,977	10,640,152
Grupo Televisa S.A.B., Series CPO	2,639,061	9,925,910
Industrias Bachoco S.A.B. de C.V.	98,240	479,161
Industrias CH S.A.B. de C.V., Series B *	155,255	702,261
Industrias Penoles S.A.B. de C.V.	131,145	2,755,553
Infraestructura Energetica Nova S.A.B. de C.V.	561,961	3,075,593
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	832,202	1,490,324
Megacable Holdings S.A.B. de C.V., Series CPO	359,904	1,522,909
Mexichem S.A.B. de C.V.	1,218,108	3,173,261
Nemak S.A.B. de C.V.	615,412	453,472
OHL Mexico S.A.B. de C.V.	459,628	812,736
Organizacion Soriana S.A.B. de C.V., B Shares *	450,316	980,695
Promotora y Operadora de Infraestructura S.A.B. de C.V.	235,851	2,375,623

33

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telesites S.A.B. de C.V. *	1,465,478	1,162,553
Wal-Mart de Mexico S.A.B. de C.V.	5,393,649	12,731,864
		175,741,987

Peru 0.4%
Companhia de Minas Buenaventura S.A. ADR	200,149	2,800,084
Credicorp Ltd.	70,897	14,961,394
		17,761,478

Philippines 1.6%
Aboitiz Equity Ventures, Inc.	2,409,920	3,356,435
Aboitiz Power Corp.	1,850,149	1,444,854
Alliance Global Group, Inc. *	5,046,800	1,570,473
Ayala Corp.	259,577	5,267,977
Ayala Land, Inc.	7,291,856	6,209,539
Bank of the Philippine Islands	1,682,230	3,444,120
BDO Unibank, Inc.	2,129,265	6,185,290
Bloomberry Resorts Corp. *	3,386,280	715,525
DMCI Holdings, Inc.	4,435,400	1,327,267
Energy Development Corp.	2,646,642	297,523
Globe Telecom, Inc.	28,374	1,033,116
GT Capital Holdings, Inc.	85,525	1,956,899
International Container Terminal Services, Inc.	1,030,712	2,171,755
JG Summit Holdings, Inc.	3,311,836	4,533,512
Jollibee Foods Corp.	434,530	2,106,079
LT Group, Inc.	3,581,600	1,388,173
Manila Electric Co.	228,944	1,434,886
Megaworld Corp.	12,415,516	1,319,118
Metro Pacific Investments Corp.	12,448,346	1,659,449
Metropolitan Bank & Trust Co.	1,377,429	2,625,501
Petron Corp.	2,172,036	414,874
PLDT, Inc.	119,530	3,522,163
Semirara Mining & Power Corp.	1,352,804	968,980
SM Investments Corp.	490,837	9,472,978
SM Prime Holdings, Inc.	8,790,279	6,348,729
Universal Robina Corp.	923,679	2,444,276
		73,219,491

Poland 1.7%
Alior Bank S.A. *	94,861	1,940,115
Asseco Poland S.A.	113,676	1,434,966
Bank Handlowy w Warszawie S.A.	36,311	752,431
Bank Millennium S.A. *	683,760	1,593,502
Bank Pekao S.A.	164,924	5,992,385
Bank Zachodni WBK S.A.	30,117	3,163,146
CCC S.A.	22,227	1,513,305
CD Projekt S.A.	55,836	1,608,741
Cyfrowy Polsat S.A.	189,719	1,342,576
Enea S.A.	286,528	967,063
Eurocash S.A.	102,848	802,266
Grupa Azoty S.A.	51,391	1,040,118
Grupa Lotos S.A.	68,942	1,101,984
Jastrzebska Spolka Weglowa S.A. *	52,432	1,330,725
Kernel Holding S.A.	69,118	932,142
KGHM Polska Miedz S.A.	153,365	4,649,469
KRUK S.A.	16,223	1,298,632
LPP S.A.	1,400	3,248,373
mBank S.A. *	13,510	1,802,433
Orange Polska S.A. *	647,989	1,002,467
PGE S.A. *	821,129	2,780,723
PLAY Communications S.A. *	114,900	1,178,077
Polski Koncern Naftowy Orlen S.A.	317,972	10,000,794
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,840,638	3,150,587
Security	Number of Shares	Value ($)
Powszechna Kasa Oszczednosci Bank Polski S.A. *	836,855	10,048,389
Powszechny Zaklad Ubezpieczen S.A.	602,510	7,600,535
Synthos S.A.	483,947	652,525
Tauron Polska Energia S.A. *	1,181,943	1,040,074
		73,968,543

Qatar 0.6%
Barwa Real Estate Co.	101,018	776,795
Commercial Bank QSC *	212,234	1,567,894
Doha Bank QPSC	169,330	1,195,599
Ezdan Holding Group QSC	161,649	355,151
Industries Qatar QSC	158,817	3,870,926
Masraf Al Rayan QSC	388,506	3,622,322
Ooredoo QSC	89,699	1,968,266
Qatar Electricity & Water Co. QSC	31,069	1,382,352
Qatar Gas Transport Co., Ltd.	318,085	1,209,880
Qatar Insurance Co. SAQ	127,870	1,302,843
Qatar International Islamic Bank QSC	38,373	501,102
Qatar Islamic Bank SAQ	63,617	1,590,403
Qatar National Bank SAQ	241,904	7,772,816
United Development Co. QSC	180,803	633,090
Vodafone Qatar QSC *	318,085	611,492
		28,360,931

Russia 4.1%
Aeroflot-Russian Airlines PJSC *	550,983	1,438,444
ALROSA PAO *	2,953,830	3,937,683
E.ON Russia JSC *	16,234,582	740,118
Federal Grid Co. Unified Energy System PJSC *	302,121,615	851,983
Gazprom PAO ADR	5,659,767	25,296,329
Gazprom PJSC *	1	2
Inter RAO PJSC *	24,793,490	1,564,296
LSR Group PJSC GDR	241,011	660,370
LUKOIL PJSC *	498,822	28,116,179
Magnit PJSC GDR	354,986	9,378,730
Magnitogorsk Iron & Steel Works OJSC *	2,043,320	1,536,677
MegaFon PJSC GDR	137,408	1,325,987
MMC Norilsk Nickel PJSC *	49,361	8,345,453
Mobile TeleSystems PJSC *	1,064,751	5,186,706
Moscow Exchange MICEX-RTS PJSC *	1,673,670	3,560,010
NOVATEK PJSC *	1,174,589	13,070,259
Novolipetsk Steel AO *	952,172	2,155,738
PhosAgro OAO GDR	115,769	1,736,535
Rosneft Oil Co. PJSC *	965,188	4,851,241
Rosseti PJSC *	35,062,933	507,255
Rostelecom PJSC *	1,337,718	1,465,647
RusHydro PJSC *	138,930,742	1,936,000
Sberbank of Russia PJSC *	10,646,650	40,890,642
Severstal PJSC *	207,128	3,276,391
Sistema PJSC *	3,098,520	565,718
Surgutneftegas OJSC *	8,914,393	4,196,718
Tatneft PJSC *	1,631,998	12,759,556
VTB Bank PJSC GDR	2,002,692	3,584,819
		182,935,486

South Africa 8.7%
AECI Ltd.	123,780	843,800
African Rainbow Minerals Ltd.	123,840	1,096,292
Anglo American Platinum Ltd. *	63,917	1,706,046
AngloGold Ashanti Ltd.	415,160	4,345,600
Aspen Pharmacare Holdings Ltd.	348,158	7,796,391
Assore Ltd.	30,404	668,453
AVI Ltd.	401,944	2,962,173
Barclays Africa Group Ltd.	673,763	7,792,291

34

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Barloworld Ltd.	234,064	2,645,605
Bid Corp., Ltd.	331,686	7,172,976
Brait SE *	331,610	1,122,746
Capitec Bank Holdings Ltd.	57,221	4,130,524
Clicks Group Ltd.	278,469	3,539,215
Coronation Fund Managers Ltd.	288,343	1,528,107
Discovery Ltd.	376,661	4,547,541
EOH Holdings Ltd.	186,342	1,148,989
Exxaro Resources Ltd.	191,552	2,070,180
FirstRand Ltd.	3,226,715	13,327,864
Fortress REIT Ltd.	1,706,350	3,584,149
Gold Fields Ltd.	889,013	3,791,949
Grindrod Ltd. *	486,772	482,758
Growthpoint Properties Ltd.	3,033,711	5,559,302
Harmony Gold Mining Co., Ltd.	450,100	832,071
Hyprop Investments Ltd.	293,801	2,309,706
Impala Platinum Holdings Ltd. *	636,548	1,819,708
Imperial Holdings Ltd.	185,973	3,098,255
Investec Ltd.	279,148	1,944,675
JSE Ltd.	93,357	916,291
KAP Industrial Holdings Ltd.	1,747,868	1,123,607
Kumba Iron Ore Ltd.	62,066	1,479,848
Liberty Holdings Ltd.	75,944	646,519
Life Healthcare Group Holdings Ltd.	1,435,334	2,747,046
Massmart Holdings Ltd.	128,672	1,058,803
MMI Holdings Ltd.	1,462,020	2,151,905
Mondi Ltd.	119,877	2,856,486
Mr Price Group Ltd.	250,903	3,825,570
MTN Group Ltd.	1,896,340	17,968,838
Nampak Ltd. *	849,845	1,115,061
Naspers Ltd., N Shares	438,875	118,632,489
Nedbank Group Ltd.	201,711	3,419,883
NEPI Rockcastle plc	381,990	5,974,080
Netcare Ltd.	1,564,958	2,581,019
Northam Platinum Ltd. *	373,497	1,363,398
Pick n Pay Stores Ltd.	383,108	1,787,416
Pioneer Foods Group Ltd.	150,126	1,441,562
PSG Group Ltd.	106,380	2,260,707
Rand Merchant Investment Holdings Ltd.	691,224	2,149,292
Redefine Properties Ltd.	5,611,810	4,162,838
Remgro Ltd.	556,112	8,723,325
Resilient REIT Ltd.	325,667	3,492,879
Reunert Ltd.	189,416	974,675
RMB Holdings Ltd.	642,137	3,149,848
Sanlam Ltd.	1,800,680	10,329,574
Sappi Ltd.	608,901	4,342,311
Sasol Ltd.	565,327	17,818,626
Shoprite Holdings Ltd.	472,450	7,890,616
Sibanye Gold Ltd.	1,746,933	2,403,513
Standard Bank Group Ltd.	1,310,629	16,620,034
Steinhoff Africa Retail Ltd. *	413,716	768,752
Steinhoff International Holdings N.V.	2,642,485	10,897,285
Super Group Ltd. *	313,364	916,491
Telkom S.A. SOC Ltd.	358,160	1,301,111
The Bidvest Group Ltd.	340,971	4,782,717
The Foschini Group Ltd.	202,588	2,346,264
The SPAR Group Ltd.	206,756	2,876,473
Tiger Brands Ltd.	159,972	4,895,255
Truworths International Ltd.	444,850	2,609,265
Tsogo Sun Holdings Ltd.	571,837	914,185
Vodacom Group Ltd.	634,254	6,743,990
Woolworths Holdings Ltd.	1,029,272	4,375,868
		390,703,081

Security	Number of Shares	Value ($)
Taiwan 13.7%
Acer, Inc. *	3,556,086	2,430,478
Advanced Semiconductor Engineering, Inc.	6,761,240	8,757,557
Advantech Co., Ltd.	338,256	2,255,491
Asia Cement Corp.	2,744,286	2,548,122
Asustek Computer, Inc.	734,426	6,758,071
AU Optronics Corp. ADR (a)	937,159	3,954,811
Capital Securities Corp.	2,065,789	785,157
Catcher Technology Co., Ltd.	737,224	7,939,033
Cathay Financial Holding Co., Ltd.	7,923,189	13,657,027
Chang Hwa Commercial Bank Ltd.	7,256,269	3,931,265
Cheng Shin Rubber Industry Co., Ltd.	1,930,277	3,307,869
Chicony Electronics Co., Ltd.	455,778	1,209,573
China Airlines Ltd. *	3,182,872	1,225,651
China Development Financial Holding Corp.	15,587,308	4,885,000
China Life Insurance Co., Ltd.	2,857,960	2,691,784
China Steel Corp.	13,201,956	10,783,754
Chunghwa Telecom Co., Ltd. ADR	401,241	13,927,075
Compal Electronics, Inc.	4,056,638	2,806,403
CTBC Financial Holding Co., Ltd.	19,034,792	12,692,400
Delta Electronics, Inc.	2,258,148	10,276,629
E.Sun Financial Holding Co., Ltd.	9,661,536	5,975,245
Eclat Textile Co., Ltd.	210,510	1,884,441
Epistar Corp. *	1,080,828	1,945,880
Eternal Materials Co., Ltd.	1,128,330	1,175,579
Eva Airways Corp.	2,268,456	1,142,018
Evergreen Marine Corp., Ltd. *	2,320,454	1,303,582
Far Eastern International Bank	2,367,487	756,169
Far Eastern New Century Corp.	4,306,799	3,668,691
Far EasTone Telecommunications Co., Ltd.	1,712,280	4,081,750
Feng TAY Enterprise Co., Ltd.	375,200	1,569,901
First Financial Holding Co., Ltd.	10,080,200	6,469,422
Formosa Chemicals & Fibre Corp.	3,517,008	10,670,392
Formosa Petrochemical Corp.	1,438,660	5,084,282
Formosa Plastics Corp.	4,984,560	15,056,382
Formosa Taffeta Co., Ltd.	876,000	877,636
Foxconn Technology Co., Ltd.	1,008,315	2,803,676
Fubon Financial Holding Co., Ltd.	7,511,114	12,283,128
Giant Manufacturing Co., Ltd.	236,752	1,183,997
Hon Hai Precision Industry Co., Ltd.	15,330,365	51,111,439
Hotai Motor Co., Ltd.	393,160	4,548,460
HTC Corp. *	824,778	1,853,372
Hua Nan Financial Holdings Co., Ltd.	8,640,332	4,738,730
Innolux Corp.	9,054,029	3,954,384
Inventec Corp.	3,299,145	2,474,854
Largan Precision Co., Ltd.	103,756	17,780,417
Lite-On Technology Corp.	2,259,107	2,775,492
MediaTek, Inc.	1,455,713	15,821,912
Mega Financial Holding Co., Ltd.	11,307,901	8,916,178
Nan Ya Plastics Corp.	5,920,816	14,923,441
Nanya Technology Corp.	692,000	1,794,946
Novatek Microelectronics Corp.	564,608	2,155,352
OBI Pharma, Inc. *	90,666	457,955
Pegatron Corp.	2,077,657	4,731,079
Pou Chen Corp.	3,397,792	4,078,166
President Chain Store Corp.	524,400	4,965,313
Quanta Computer, Inc.	2,791,000	5,722,695
Realtek Semiconductor Corp.	427,336	1,588,583
Shin Kong Financial Holding Co., Ltd.	8,388,308	2,866,579
Siliconware Precision Industries Co., Ltd. ADR (a)	505,400	4,192,293
SinoPac Financial Holdings Co., Ltd.	10,570,882	3,288,202
Synnex Technology International Corp.	1,053,956	1,426,639
Taishin Financial Holding Co., Ltd.	10,371,444	4,668,083
Taiwan Business Bank	5,348,670	1,474,745
Taiwan Cement Corp.	3,445,246	3,853,704

35

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan Cooperative Financial Holding Co., Ltd.	9,078,779	4,948,924
Taiwan Fertilizer Co., Ltd.	1,074,508	1,372,063
Taiwan Glass Industry Corp. *	1,685,311	943,963
Taiwan High Speed Rail Corp.	2,186,000	1,749,150
Taiwan Mobile Co., Ltd.	1,642,524	5,886,888
Taiwan Secom Co., Ltd.	285,000	866,573
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,826,866	191,143,894
Teco Electric & Machinery Co., Ltd.	1,749,000	1,714,363
TPK Holding Co., Ltd. *	271,000	799,610
Transcend Information, Inc.	280,000	781,356
Uni-President Enterprises Corp.	4,934,676	10,480,058
Unimicron Technology Corp.	1,073,348	558,253
United Microelectronics Corp. ADR	2,348,395	5,988,407
Vanguard International Semiconductor Corp.	910,000	2,166,233
Walsin Lihwa Corp.	3,832,000	2,133,573
Wistron Corp.	2,996,979	2,308,135
Yuanta Financial Holding Co., Ltd.	11,942,700	5,534,558
Yulon Motor Co., Ltd.	588,192	468,687
		610,763,022

Thailand 3.7%
Advanced Info Service PCL NVDR	1,118,700	5,977,133
Airports of Thailand PCL NVDR	4,440,100	8,462,836
Bangkok Bank PCL NVDR	486,900	2,974,175
Bangkok Dusit Medical Services PCL NVDR	9,166,400	5,978,087
Bangkok Expressway & Metro PCL NVDR	8,642,500	2,103,732
Banpu PCL NVDR	5,260,700	2,754,377
BEC World PCL NVDR	1,208,800	551,473
Berli Jucker PCL NVDR	1,185,450	2,105,208
BTS Group Holdings PCL NVDR	8,144,500	2,057,322
Bumrungrad Hospital PCL NVDR	361,000	2,205,129
Central Pattana PCL NVDR	2,501,200	6,164,930
Charoen Pokphand Foods PCL NVDR	4,581,700	3,310,720
CP ALL PCL NVDR	5,342,500	11,941,289
Delta Electronics Thailand PCL NVDR	607,500	1,567,112
Electricity Generating PCL NVDR	250,500	1,649,035
Energy Absolute plc	2,198,871	3,063,338
Glow Energy PCL NVDR	492,900	1,316,764
Home Product Center PCL NVDR	5,816,419	2,243,934
Indorama Ventures PCL NVDR	2,013,900	3,021,467
Intouch Holdings PCL NVDR	2,190,200	3,638,039
IRPC PCL NVDR	10,452,600	1,984,266
Kasikornbank PCL NVDR	2,127,800	14,789,057
Krung Thai Bank PCL NVDR	6,557,900	3,875,305
Land & Houses PCL NVDR	6,715,700	2,159,058
Minor International PCL NVDR	3,671,580	4,890,194
PTT Exploration & Production PCL NVDR	1,467,304	4,099,556
PTT Global Chemical PCL NVDR	2,202,714	5,361,781
PTT PCL NVDR	1,454,200	18,344,470
Ratchaburi Electricity Generating Holding PCL NVDR	839,900	1,433,693
Thai Oil PCL NVDR	1,104,100	3,143,947
Thai Union Group PCL NVDR	3,646,900	2,054,592
The Siam Cement PCL NVDR	871,500	12,701,592
The Siam Commercial Bank PCL NVDR	2,486,500	11,610,265
TMB Bank PCL NVDR	23,826,400	2,042,680
Total Access Communication PCL NVDR *	691,400	894,417
True Corp. PCL NVDR *	11,127,666	1,942,060
		164,413,033

Security	Number of Shares	Value ($)
Turkey 1.2%
Akbank T.A.S.	2,183,486	5,025,419
Anadolu Efes Biracilik Ve Malt Sanayii A/S	212,210	1,269,115
Arcelik A/S	189,147	959,282
Aselsan Elektronik Sanayi Ve Ticaret A/S	187,780	1,600,869
BIM Birlesik Magazalar A/S	237,792	4,404,514
Coca-Cola Icecek A/S	71,642	642,312
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S *	2,146,537	1,351,872
Enka Insaat ve Sanayi A/S	835,306	1,206,110
Eregli Demir ve Celik Fabrikalari T.A.S.	1,475,697	3,252,839
Ford Otomotiv Sanayi A/S	73,315	1,033,266
Haci Omer Sabanci Holding A/S	965,450	2,513,697
KOC Holding A/S	643,239	2,715,534
Petkim Petrokimya Holding A/S	689,004	1,150,089
TAV Havalimanlari Holding A/S	203,864	1,018,785
Tofas Turk Otomobil Fabrikasi	143,920	1,149,577
Tupras-Turkiye Petrol Rafinerileri A/S	125,422	3,891,693
Turk Hava Yollari Anonim Ortakligi *	597,919	1,876,701
Turk Telekomunikasyon A/S *	521,591	759,809
Turkcell Iletisim Hizmetleri A/S	1,111,991	4,330,048
Turkiye Garanti Bankasi A/S	2,024,741	4,981,442
Turkiye Halk Bankasi A/S	567,751	1,290,723
Turkiye Is Bankasi, C Shares	1,571,351	2,482,107
Turkiye Sise ve Cam Fabrikalari A/S	790,726	848,208
Turkiye Vakiflar Bankasi T.A.O., Class D	1,139,679	1,689,364
Ulker Biskuvi Sanayi A/S	143,920	669,849
Yapi ve Kredi Bankasi A/S *	1,060,145	1,126,356
		53,239,580

United Arab Emirates 1.0%
Abu Dhabi Commercial Bank PJSC	1,934,850	3,713,774
Air Arabia PJSC	2,421,684	817,557
Aldar Properties PJSC	3,430,923	2,055,004
Arabtec Holding PJSC *	569,987	378,646
DAMAC Properties Dubai Co. PJSC	1,918,828	1,802,330
Dana Gas PJSC *	3,998,683	762,069
Deyaar Development PJSC *	2,374,620	314,849
DP World Ltd.	146,188	3,515,821
Dubai Financial Market PJSC *	1,862,500	557,787
Dubai Investments PJSC	2,004,939	1,342,812
Dubai Islamic Bank PJSC	1,326,961	2,178,485
DXB Entertainments PJSC *	4,244,087	762,618
Emaar Malls PJSC	2,334,620	1,366,576
Emaar Properties PJSC	3,677,126	7,558,481
Emirates Telecommunications Group Co. PJSC	1,799,214	8,033,518
First Abu Dhabi Bank PJSC	2,797,199	7,691,726
		42,852,053
Total Common Stock
(Cost $3,649,834,912)		4,362,951,052

Preferred Stock 2.3% of net assets

Brazil 2.0%
Banco Bradesco S.A.	3,087,561	30,842,548
Bradespar S.A.	232,668	1,801,691
Braskem S.A., A Shares *	218,281	3,031,959
Centrais Eletricas Brasileiras S.A., B Shares	228,029	1,490,194
Cia Brasileira de Distribuicao *	162,800	3,486,615
Cia de Transmissao de Energia Electrica Paulista	40,850	761,883
Companhia Energetica de Minas Gerais	898,126	1,813,563

36

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Companhia Paranaense de Energia - Copel, B Shares	107,508	758,822
Gerdau S.A.	987,719	3,348,302
Itausa - Investimentos Itau S.A.	4,068,402	12,920,304
Lojas Americanas S.A.	823,513	3,736,484
Petroleo Brasileiro S.A. *	4,033,162	18,978,134
Telefonica Brasil S.A.	434,172	6,307,017
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	365,996	958,521
		90,236,037

Chile 0.0%
Embotelladora Andina S.A., B Shares	236,781	1,034,777

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	5,151,242	2,116,749
Grupo de Inversiones Suramericana S.A.	102,733	1,292,772
		3,409,521

Russia 0.2%
AK Transneft OAO *	1,216	3,705,429
Surgutneftegas OAO *	9,537,058	4,635,163
		8,340,592
Total Preferred Stock
(Cost $96,897,347)		103,020,927

Rights 0.0% of net assets

China 0.0%
China Power International Development Ltd. expires 12/08/17 *	1,053,132	29,665
Total Rights
(Cost $—)		29,665
Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	4,937,951	4,937,951
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 1.00% (b)	19,591,915	19,591,915
Total Other Investment Companies
(Cost $24,529,866)		24,529,866

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 12/15/17	187	10,472,000	(75,616)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,744,074.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,033,280,523	$—	$—	$3,033,280,523
China	1,329,670,529	—	— *	1,329,670,529
Preferred Stock[1]	103,020,927	—	—	103,020,927
Other Investment Companies[1]	24,529,866	—	—	24,529,866
Rights [1]	29,665	—	—	29,665
Liabilities
Futures Contracts[2]	(75,616)	—	—	(75,616)
Total	$4,490,455,894	$—	$—	$4,490,455,894
*	Level 3 amount shown includes securities determined to have no value at November 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
37

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
38

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
39

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV17
40

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Adient plc	37,204	2,911,585
American Axle & Manufacturing Holdings, Inc. *	31,724	569,446
Autoliv, Inc.	35,410	4,529,647
BorgWarner, Inc.	79,370	4,419,322
Cooper Tire & Rubber Co.	21,570	792,697
Cooper-Standard Holding, Inc. *	8,346	1,052,180
Dana, Inc.	60,018	1,982,995
Delphi Automotive plc	109,451	11,456,236
Dorman Products, Inc. *	13,988	955,520
Ford Motor Co.	1,578,265	19,759,878
Fox Factory Holding Corp. *	15,380	599,820
General Motors Co.	543,300	23,410,797
Gentex Corp.	106,110	2,173,133
Gentherm, Inc. *	21,408	770,688
Harley-Davidson, Inc.	74,457	3,737,741
LCI Industries	8,888	1,163,439
Lear Corp.	29,144	5,271,858
Modine Manufacturing Co. *	16,185	370,636
Standard Motor Products, Inc.	7,962	359,962
Tenneco, Inc.	21,482	1,276,246
Tesla, Inc. *	52,161	16,109,925
The Goodyear Tire & Rubber Co.	105,356	3,410,374
Thor Industries, Inc.	17,485	2,684,822
Tower International, Inc.	21,320	686,504
Visteon Corp. *	14,048	1,849,981
Winnebago Industries, Inc.	19,575	1,071,731
		113,377,163

Banks 6.8%
1st Source Corp.	14,032	721,946
Ameris Bancorp	26,568	1,317,773
Associated Banc-Corp.	73,757	1,880,803
BancFirst Corp.	8,096	459,853
BancorpSouth Bank	35,240	1,171,730
Bank of America Corp.	3,965,025	111,694,754
Bank of Hawaii Corp.	17,485	1,484,127
Bank of the Ozarks, Inc.	50,892	2,454,012
BankUnited, Inc.	56,347	2,097,799
Banner Corp.	14,844	854,866
BB&T Corp.	326,562	16,138,694
Beneficial Bancorp, Inc.	33,371	565,638
Berkshire Hills Bancorp, Inc.	14,424	556,045
Bofl Holding, Inc. *(a)	18,874	521,677
BOK Financial Corp.	11,916	1,060,524
Boston Private Financial Holdings, Inc.	68,033	1,112,340
Brookline Bancorp, Inc.	31,503	507,198
Bryn Mawr Bank Corp.	14,132	623,928
Capital Bank Financial Corp., Class A	7,778	324,732
Capitol Federal Financial, Inc.	60,061	844,458
Cathay General Bancorp	28,064	1,217,697
CenterState Banks Corp.	28,548	774,507
Security	Number of Shares	Value ($)
Central Pacific Financial Corp.	14,532	467,930
Chemical Financial Corp.	33,095	1,866,227
CIT Group, Inc.	58,761	2,928,648
Citigroup, Inc.	1,108,476	83,689,938
Citizens Financial Group, Inc.	206,738	8,414,237
City Holding Co.	6,994	498,113
CoBiz Financial, Inc.	31,579	668,843
Columbia Banking System, Inc.	24,479	1,128,482
Comerica, Inc.	73,631	6,134,199
Commerce Bancshares, Inc.	40,446	2,290,078
Community Bank System, Inc.	17,505	969,427
Community Trust Bancorp, Inc.	11,193	556,852
Cullen/Frost Bankers, Inc.	26,976	2,654,708
Customers Bancorp, Inc. *	15,324	415,280
CVB Financial Corp.	35,184	865,175
Eagle Bancorp, Inc. *	11,006	728,047
East West Bancorp, Inc.	59,449	3,658,491
Enterprise Financial Services Corp.	14,920	675,130
Essent Group Ltd. *	31,686	1,402,105
F.N.B. Corp.	117,187	1,662,884
FCB Financial Holdings, Inc., Class A *	11,637	615,015
Fifth Third Bancorp	297,566	9,078,739
First BanCorp (Puerto Rico) *	56,184	279,796
First Busey Corp.	21,130	672,568
First Citizens BancShares, Inc., Class A	4,005	1,708,092
First Commonwealth Financial Corp.	45,636	689,104
First Financial Bancorp	28,554	809,506
First Financial Bankshares, Inc.	26,572	1,260,841
First Financial Corp.	4,182	201,572
First Hawaiian, Inc.	32,608	954,436
First Horizon National Corp.	94,695	1,836,136
First Interstate BancSystem, Inc., Class A	14,332	568,980
First Merchants Corp.	18,010	788,838
First Midwest Bancorp, Inc.	34,970	873,201
First Republic Bank	61,240	5,850,870
Flagstar Bancorp, Inc. *	7,278	276,637
Flushing Financial Corp.	21,086	596,312
Fulton Financial Corp.	84,248	1,600,712
German American Bancorp, Inc.	7,911	297,533
Glacier Bancorp, Inc.	25,114	1,005,816
Great Southern Bancorp, Inc.	3,706	200,309
Great Western Bancorp, Inc.	25,848	1,068,039
Hancock Holding Co.	31,473	1,616,139
Hanmi Financial Corp.	14,844	471,297
Heartland Financial USA, Inc.	10,993	555,147
Hilltop Holdings, Inc.	25,339	630,181
Home BancShares, Inc.	77,795	1,851,521
Hope Bancorp, Inc.	52,968	991,561
Huntington Bancshares, Inc.	432,095	6,222,168
IBERIABANK Corp.	20,249	1,574,360
Independent Bank Corp.	14,204	1,032,631
Independent Bank Group, Inc.	13,844	953,852
International Bancshares Corp.	38,503	1,588,249
Investors Bancorp, Inc.	130,528	1,862,635
JPMorgan Chase & Co.	1,431,989	149,671,490
Kearny Financial Corp.	32,608	482,598
KeyCorp	427,601	8,115,867

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lakeland Bancorp, Inc.	14,679	306,791
Lakeland Financial Corp.	11,637	589,763
LegacyTexas Financial Group, Inc.	18,290	765,802
LendingTree, Inc. *	3,731	1,126,575
Live Oak Bancshares, Inc.	20,050	516,288
M&T Bank Corp.	62,993	10,642,667
MainSource Financial Group, Inc.	19,575	774,191
MB Financial, Inc.	31,790	1,479,824
Meridian Bancorp, Inc.	29,848	601,437
MGIC Investment Corp. *	130,560	1,908,787
National Bank Holdings Corp., Class A	4,802	162,932
Nationstar Mortgage Holdings, Inc. *	26,292	475,096
NBT Bancorp, Inc.	36,580	1,420,767
New York Community Bancorp, Inc.	177,371	2,366,129
NMI Holdings, Inc., Class A *	48,934	834,325
Northfield Bancorp, Inc.	21,273	377,383
Northwest Bancshares, Inc.	52,455	888,063
OceanFirst Financial Corp.	19,367	537,434
Old National Bancorp	52,810	963,783
Pacific Premier Bancorp, Inc. *	12,536	496,426
PacWest Bancorp	46,230	2,203,322
Park National Corp.	8,564	962,251
People's United Financial, Inc.	164,856	3,135,561
Pinnacle Financial Partners, Inc.	29,011	1,991,605
Popular, Inc.	38,477	1,360,547
Preferred Bank	10,544	660,054
Prosperity Bancshares, Inc.	28,426	1,990,957
Provident Financial Services, Inc.	27,976	764,864
Radian Group, Inc.	83,938	1,719,890
Regions Financial Corp.	499,666	8,289,459
Renasant Corp.	15,716	676,417
S&T Bancorp, Inc.	28,290	1,181,390
Sandy Spring Bancorp, Inc.	7,400	291,486
Seacoast Banking Corp. of Florida *	34,332	893,662
ServisFirst Bancshares, Inc.	18,400	772,616
Signature Bank *	22,057	3,027,985
Simmons First National Corp., Class A	18,964	1,098,016
South State Corp.	8,090	744,685
Southside Bancshares, Inc.	18,924	685,049
State Bank Financial Corp.	31,538	960,017
Sterling Bancorp	73,825	1,871,464
Stock Yards Bancorp, Inc.	7,847	312,311
SunTrust Banks, Inc.	203,382	12,534,433
SVB Financial Group *	21,564	4,908,829
Synovus Financial Corp.	52,956	2,628,206
TCF Financial Corp.	70,188	1,425,518
Texas Capital Bancshares, Inc. *	19,915	1,799,320
TFS Financial Corp.	25,259	384,695
The First of Long Island Corp.	21,390	644,909
The PNC Financial Services Group, Inc.	195,755	27,515,323
Tompkins Financial Corp.	7,462	660,835
Towne Bank	40,326	1,350,921
TriCo Bancshares	12,144	510,412
TrustCo Bank Corp.	35,100	328,185
Trustmark Corp.	27,976	949,505
U.S. Bancorp	639,423	35,264,178
UMB Financial Corp.	13,988	1,051,338
Umpqua Holdings Corp.	112,687	2,491,510
Union Bankshares Corp.	21,072	794,204
United Bankshares, Inc.	49,511	1,859,138
United Community Banks, Inc.	28,332	814,262
United Financial Bancorp, Inc.	21,274	396,547
Univest Corp. of Pennsylvania	15,192	426,895
Valley National Bancorp	91,079	1,083,840
Walker & Dunlop, Inc. *	17,474	861,119
Washington Federal, Inc.	41,964	1,460,347
Washington Trust Bancorp, Inc.	10,693	607,897
Webster Financial Corp.	35,309	2,025,677
Wells Fargo & Co.	1,812,106	102,329,626
Security	Number of Shares	Value ($)
WesBanco, Inc.	21,872	920,155
Westamerica Bancorp	21,072	1,302,882
Western Alliance Bancorp *	35,084	2,041,187
Wintrust Financial Corp.	17,485	1,466,117
WSFS Financial Corp.	11,637	588,832
Zions Bancorp	81,099	4,018,455
		759,186,011

Capital Goods 7.7%
3M Co.	242,808	59,036,337
A.O. Smith Corp.	55,952	3,548,476
AAON, Inc.	15,409	561,658
AAR Corp.	13,988	581,621
Actuant Corp., Class A	31,473	830,887
Acuity Brands, Inc.	17,485	2,997,279
AECOM *	64,560	2,421,000
Aegion Corp. *	14,208	392,567
Aerojet Rocketdyne Holdings, Inc. *	21,300	670,737
Aerovironment, Inc. *	16,020	730,192
AGCO Corp.	26,205	1,854,790
Air Lease Corp.	32,582	1,410,801
Aircastle Ltd.	31,473	771,088
Alamo Group, Inc.	7,610	897,599
Albany International Corp., Class A	10,789	698,048
Allegion plc	35,502	2,987,138
Allison Transmission Holdings, Inc.	63,622	2,611,047
Altra Industrial Motion Corp.	7,600	369,360
American Woodmark Corp. *	4,931	491,128
AMETEK, Inc.	94,419	6,863,317
Apogee Enterprises, Inc.	12,879	644,336
Applied Industrial Technologies, Inc.	16,181	1,034,775
Arconic, Inc.	175,318	4,314,576
Armstrong Flooring, Inc. *	8,274	144,960
Armstrong World Industries, Inc. *	17,652	1,058,237
Astec Industries, Inc.	7,130	394,788
Axon Enterprise, Inc. *	18,375	457,170
AZZ, Inc.	16,338	785,858
Barnes Group, Inc.	17,669	1,170,925
Beacon Roofing Supply, Inc. *	25,947	1,662,684
BMC Stock Holdings, Inc. *	44,754	1,033,817
Briggs & Stratton Corp.	17,726	441,377
Builders FirstSource, Inc. *	35,200	718,080
BWX Technologies, Inc.	45,461	2,839,039
Carlisle Cos., Inc.	24,479	2,814,351
Caterpillar, Inc.	236,399	33,367,719
Chart Industries, Inc. *	19,065	928,084
Chicago Bridge & Iron Co. N.V. (a)	43,972	717,623
Colfax Corp. *	40,394	1,505,080
Columbus McKinnon Corp.	16,292	650,702
Comfort Systems USA, Inc.	14,300	614,185
Continental Building Products, Inc. *	12,431	346,825
Crane Co.	20,982	1,791,233
CSW Industrials, Inc. *	11,065	532,227
Cubic Corp.	10,212	632,633
Cummins, Inc.	61,192	10,243,541
Curtiss-Wright Corp.	17,485	2,171,637
Deere & Co.	124,440	18,648,578
Donaldson Co., Inc.	54,518	2,720,448
Douglas Dynamics, Inc.	18,755	764,266
Dover Corp.	63,674	6,221,587
Dycom Industries, Inc. *	16,303	1,750,453
Eaton Corp. plc	181,881	14,146,704
EMCOR Group, Inc.	24,479	1,977,169
Emerson Electric Co.	262,906	17,041,567
Encore Wire Corp.	7,465	347,869
EnerSys	17,679	1,221,442
Engility Holdings, Inc. *	7,012	204,680
EnPro Industries, Inc.	7,146	617,200

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ESCO Technologies, Inc.	13,988	914,116
Esterline Technologies Corp. *	13,988	991,050
Fastenal Co.	116,930	6,125,963
Federal Signal Corp.	24,525	527,288
Flowserve Corp.	56,035	2,385,970
Fluor Corp.	65,832	3,186,927
Fortive Corp.	119,515	8,921,795
Fortune Brands Home & Security, Inc.	59,949	4,101,711
Franklin Electric Co., Inc.	15,232	705,242
Gardner Denver Holdings, Inc. *	20,075	650,631
GATX Corp.	20,982	1,325,013
Generac Holdings, Inc. *	24,773	1,218,088
General Cable Corp.	24,649	529,954
General Dynamics Corp.	114,415	23,702,211
General Electric Co.	3,504,514	64,097,561
Global Brass & Copper Holdings, Inc.	7,188	248,705
GMS, Inc. *	15,480	577,559
Graco, Inc.	24,479	3,221,192
Granite Construction, Inc.	19,045	1,264,017
Griffon Corp.	17,550	409,793
H&E Equipment Services, Inc.	18,395	684,110
Harsco Corp. *	38,467	694,329
HD Supply Holdings, Inc. *	85,119	3,147,701
HEICO Corp.	17,648	1,594,673
HEICO Corp., Class A	14,936	1,133,642
Herc Holdings, Inc. *	8,893	526,288
Hexcel Corp.	35,426	2,196,412
Hillenbrand, Inc.	27,976	1,274,307
Honeywell International, Inc.	308,506	48,114,596
Hubbell, Inc.	19,203	2,415,545
Huntington Ingalls Industries, Inc.	17,627	4,259,917
Hyster-Yale Materials Handling, Inc.	4,155	352,469
IDEX Corp.	31,473	4,266,795
Illinois Tool Works, Inc.	126,247	21,367,305
Ingersoll-Rand plc	104,182	9,128,427
ITT, Inc.	34,970	1,895,374
Jacobs Engineering Group, Inc.	48,958	3,213,114
JELD-WEN Holding, Inc. *	15,780	617,156
John Bean Technologies Corp.	10,550	1,263,362
Johnson Controls International plc	378,578	14,249,676
Kadant, Inc.	5,970	610,731
Kaman Corp.	11,045	658,945
KBR, Inc.	54,965	1,030,594
Kennametal, Inc.	33,186	1,547,131
KLX, Inc. *	18,002	1,010,092
Kratos Defense & Security Solutions, Inc. *	46,110	480,927
L3 Technologies, Inc.	32,517	6,457,551
Lennox International, Inc.	14,615	3,065,350
Lincoln Electric Holdings, Inc.	21,824	1,989,039
Lindsay Corp.	3,718	348,860
Lockheed Martin Corp.	102,071	32,572,898
Lydall, Inc. *	9,140	503,157
Masco Corp.	131,499	5,642,622
Masonite International Corp. *	12,692	934,766
MasTec, Inc. *	26,406	1,184,309
Mercury Systems, Inc. *	22,924	1,196,404
Meritor, Inc. *	38,991	973,995
Moog, Inc., Class A *	14,272	1,200,418
MRC Global, Inc. *	39,165	615,282
MSC Industrial Direct Co., Inc., Class A	17,485	1,574,874
Mueller Industries, Inc.	44,449	1,617,944
Mueller Water Products, Inc., Class A	59,450	742,530
Navistar International Corp. *	25,992	1,058,134
NN, Inc.	21,972	614,117
Nordson Corp.	20,982	2,693,250
Northrop Grumman Corp.	71,519	21,984,941
NOW, Inc. *	50,770	523,946
Orbital ATK, Inc.	25,047	3,304,701
Security	Number of Shares	Value ($)
Oshkosh Corp.	31,536	2,839,501
Owens Corning	44,168	3,902,243
PACCAR, Inc.	139,880	9,837,760
Parker-Hannifin Corp.	54,139	10,150,521
Patrick Industries, Inc. *	12,875	1,302,950
Pentair plc	73,971	5,263,776
PGT Innovations, Inc. *	29,348	479,840
Primoris Services Corp.	17,883	500,545
Proto Labs, Inc. *	12,769	1,228,378
Quanex Building Products Corp.	14,032	307,301
Quanta Services, Inc. *	59,754	2,264,677
Raven Industries, Inc.	28,440	1,086,408
Raytheon Co.	119,828	22,905,122
RBC Bearings, Inc. *	10,491	1,400,024
Regal Beloit Corp.	17,485	1,345,471
Rexnord Corp. *	52,822	1,316,324
Rockwell Automation, Inc.	50,842	9,816,573
Rockwell Collins, Inc.	63,966	8,463,341
Roper Technologies, Inc.	40,967	10,946,792
Rush Enterprises, Inc., Class A *	10,880	529,965
Sensata Technologies Holding N.V. *	63,687	3,181,166
Simpson Manufacturing Co., Inc.	30,514	1,829,925
SiteOne Landscape Supply, Inc. *	16,048	1,200,069
Snap-on, Inc.	23,282	3,944,669
Spirit AeroSystems Holdings, Inc., Class A	49,709	4,187,983
SPX Corp. *	14,922	475,863
SPX FLOW, Inc. *	18,170	813,471
Standex International Corp.	10,345	1,106,915
Stanley Black & Decker, Inc.	62,162	10,544,540
Sun Hydraulics Corp.	7,465	452,827
Teledyne Technologies, Inc. *	14,035	2,613,878
Tennant Co.	10,491	690,308
Terex Corp.	43,648	2,040,980
Textron, Inc.	108,407	6,039,354
The Boeing Co.	225,394	62,389,059
The Gorman-Rupp Co.	6,034	198,700
The Greenbrier Cos., Inc.	21,388	1,069,400
The Manitowoc Co., Inc. *	14,858	596,994
The Middleby Corp. *	24,958	3,182,644
The Timken Co.	31,473	1,570,503
The Toro Co.	42,552	2,776,518
Thermon Group Holdings, Inc. *	26,108	607,272
TransDigm Group, Inc.	19,614	5,566,257
Trex Co., Inc. *	15,180	1,787,597
TriMas Corp. *	14,607	378,321
Trinity Industries, Inc.	61,518	2,193,117
Triton International Ltd. *	25,517	1,009,708
Triumph Group, Inc.	21,824	674,362
Tutor Perini Corp. *	14,596	367,819
United Rentals, Inc. *	32,897	5,246,414
United Technologies Corp.	300,730	36,523,658
Univar, Inc. *	37,240	1,097,090
Universal Forest Products, Inc.	46,101	1,805,315
USG Corp. *	31,949	1,214,381
Valmont Industries, Inc.	8,141	1,406,765
W.W. Grainger, Inc.	21,855	4,836,730
Wabash National Corp.	24,750	498,713
WABCO Holdings, Inc. *	19,169	2,864,807
Wabtec Corp.	35,170	2,704,573
Watsco, Inc.	15,562	2,606,635
Watts Water Technologies, Inc., Class A	10,585	787,524
Welbilt, Inc. *	59,449	1,334,036
WESCO International, Inc. *	17,485	1,146,142
Woodward, Inc.	20,982	1,622,958
Xylem, Inc.	69,940	4,849,640
		862,964,099

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.9%
ABM Industries, Inc.	21,986	941,001
ACCO Brands Corp. *	43,172	567,712
Advanced Disposal Services, Inc. *	21,320	497,396
Brady Corp., Class A	31,561	1,234,035
Casella Waste Systems, Inc., Class A *	29,684	632,863
Cintas Corp.	33,387	5,256,449
Clean Harbors, Inc. *	20,982	1,130,091
Copart, Inc. *	84,808	3,660,313
Covanta Holding Corp.	77,756	1,181,891
Deluxe Corp.	20,982	1,491,820
Equifax, Inc.	48,958	5,587,087
Exponent, Inc.	15,062	1,137,181
FTI Consulting, Inc. *	14,460	621,925
GP Strategies Corp. *	15,620	359,260
Healthcare Services Group, Inc.	27,976	1,452,794
Herman Miller, Inc.	21,238	759,258
HNI Corp.	20,982	734,370
ICF International, Inc. *	7,200	389,160
IHS Markit Ltd. *	139,124	6,207,713
Insperity, Inc.	10,500	1,237,950
Interface, Inc.	51,568	1,286,622
KAR Auction Services, Inc.	53,433	2,691,420
Kelly Services, Inc., Class A	10,950	319,193
Kforce, Inc.	14,100	366,600
Kimball International, Inc., Class B	28,660	531,356
Korn/Ferry International	22,731	996,527
ManpowerGroup, Inc.	26,249	3,383,496
Matthews International Corp., Class A	13,988	792,420
McGrath RentCorp	7,396	353,529
Mobile Mini, Inc.	37,604	1,349,984
MSA Safety, Inc.	12,562	1,080,332
Multi-Color Corp.	5,131	392,521
Nielsen Holdings plc	147,850	5,429,052
On Assignment, Inc. *	18,610	1,190,296
Pitney Bowes, Inc.	124,708	1,330,634
Republic Services, Inc.	98,483	6,395,486
Resources Connection, Inc.	28,340	454,857
Robert Half International, Inc.	49,335	2,814,068
Rollins, Inc.	42,198	1,955,877
RPX Corp.	40,223	530,541
SP Plus Corp. *	17,875	700,700
Steelcase, Inc., Class A	35,360	537,472
Stericycle, Inc. *	34,970	2,318,861
Tetra Tech, Inc.	33,426	1,671,300
The Brink's Co.	20,982	1,696,395
The Dun & Bradstreet Corp.	14,488	1,783,618
TransUnion *	55,264	3,068,257
TriNet Group, Inc. *	14,635	655,063
TrueBlue, Inc. *	15,060	428,457
UniFirst Corp.	6,994	1,143,519
US Ecology, Inc.	8,156	419,626
Verisk Analytics, Inc. *	61,209	5,901,772
Viad Corp.	14,920	859,392
WageWorks, Inc. *	19,561	1,254,838
Waste Management, Inc.	158,397	13,028,153
		104,192,503

Consumer Durables & Apparel 1.4%
Brunswick Corp.	34,970	1,935,590
CalAtlantic Group, Inc.	39,869	2,234,259
Callaway Golf Co.	47,403	687,818
Carter's, Inc.	21,596	2,339,279
Cavco Industries, Inc. *	3,641	557,619
Columbia Sportswear Co.	13,988	983,496
Crocs, Inc. *	56,268	615,009
D.R. Horton, Inc.	138,460	7,061,460
Security	Number of Shares	Value ($)
Deckers Outdoor Corp. *	11,191	836,303
Ethan Allen Interiors, Inc.	7,566	222,440
G-III Apparel Group Ltd. *	19,450	599,060
Garmin Ltd.	45,461	2,822,219
GoPro, Inc., Class A *(a)	56,212	480,050
Hamilton Beach Brands Holding Co., Class A	6,947	198,545
Hanesbrands, Inc.	153,868	3,214,303
Hasbro, Inc.	45,461	4,228,782
Helen of Troy Ltd. *	14,488	1,295,227
Installed Building Products, Inc. *	12,262	944,787
iRobot Corp. *	13,993	960,200
KB Home	36,880	1,156,557
La-Z-Boy, Inc.	21,516	707,876
Leggett & Platt, Inc.	52,796	2,546,879
Lennar Corp., B Shares	10,196	523,264
Lennar Corp., Class A	78,603	4,934,696
LGI Homes, Inc. *(a)	10,717	752,441
Lululemon Athletica, Inc. *	46,046	3,083,240
M.D.C Holdings, Inc.	16,465	589,776
Mattel, Inc.	137,047	2,501,108
Meritage Homes Corp. *	17,560	964,922
Michael Kors Holdings Ltd. *	67,728	3,958,024
Mohawk Industries, Inc. *	24,643	6,964,358
Newell Brands, Inc.	192,768	5,970,025
NIKE, Inc., Class B	535,354	32,346,089
NVR, Inc. *	1,248	4,336,800
Oxford Industries, Inc.	6,996	482,724
Polaris Industries, Inc.	24,593	3,123,557
PulteGroup, Inc.	111,814	3,816,212
PVH Corp.	31,856	4,286,225
Ralph Lauren Corp.	22,470	2,138,020
Skechers U.S.A., Inc., Class A *	56,620	1,987,362
Steven Madden Ltd. *	25,042	1,070,546
Sturm Ruger & Co., Inc. (a)	10,810	591,848
Tapestry, Inc.	118,848	4,954,773
Taylor Morrison Home Corp., Class A *	26,290	635,166
Tempur Sealy International, Inc. *	22,258	1,288,961
Toll Brothers, Inc.	64,071	3,224,693
TopBuild Corp. *	15,328	1,042,151
TRI Pointe Group, Inc. *	46,338	839,645
Tupperware Brands Corp.	18,213	1,149,605
Under Armour, Inc., Class A *(a)	97,832	1,300,187
Under Armour, Inc., Class C *(a)	70,335	839,097
Unifi, Inc. *	14,536	531,145
Universal Electronics, Inc. *	3,840	203,904
VF Corp.	134,140	9,786,854
Vista Outdoor, Inc. *	28,460	410,109
Whirlpool Corp.	29,876	5,036,197
William Lyon Homes, Class A *	15,724	469,204
Wolverine World Wide, Inc.	41,964	1,215,697
		153,976,383

Consumer Services 2.2%
Adtalem Global Education, Inc. *	26,578	1,101,658
Aramark	92,977	3,960,820
Belmond Ltd., Class A *	34,970	433,628
Bloomin' Brands, Inc.	59,491	1,277,272
Boyd Gaming Corp.	32,532	1,037,445
Bright Horizons Family Solutions, Inc. *	21,850	1,943,557
Brinker International, Inc.	35,646	1,309,278
Buffalo Wild Wings, Inc. *	8,708	1,358,013
Caesars Entertainment Corp. *	40,165	532,186
Capella Education Co.	7,762	662,099
Carnival Corp.	169,419	11,120,663
Carriage Services, Inc.	5,134	131,533
Chegg, Inc. *	36,880	560,945
Chipotle Mexican Grill, Inc. *	11,179	3,402,776

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	15,107	1,185,899
Churchill Downs, Inc.	4,214	990,290
Chuy's Holdings, Inc. *	12,193	303,606
Cracker Barrel Old Country Store, Inc. (a)	10,491	1,640,058
Darden Restaurants, Inc.	49,266	4,154,109
Dave & Buster's Entertainment, Inc. *	18,329	971,987
Denny's Corp. *	35,200	476,960
DineEquity, Inc.	14,592	669,335
Domino's Pizza, Inc.	18,320	3,410,451
Dunkin' Brands Group, Inc.	39,168	2,338,330
Eldorado Resorts, Inc. *	23,620	722,772
Extended Stay America, Inc.	66,442	1,160,742
Graham Holdings Co., Class B	1,912	1,114,887
Grand Canyon Education, Inc. *	16,967	1,611,186
H&R Block, Inc.	77,428	2,027,065
Hilton Grand Vacations, Inc. *	20,198	807,314
Hilton Worldwide Holdings, Inc.	77,599	6,018,578
Houghton Mifflin Harcourt Co. *	69,128	673,998
Hyatt Hotels Corp., Class A *	22,736	1,645,177
ILG, Inc.	43,850	1,231,746
International Speedway Corp., Class A	10,633	438,611
Jack in the Box, Inc.	14,544	1,505,449
K12, Inc. *	25,385	419,868
La Quinta Holdings, Inc. *	42,248	752,437
Las Vegas Sands Corp.	145,010	10,047,743
Marriott International, Inc., Class A	127,760	16,225,520
Marriott Vacations Worldwide Corp.	10,693	1,435,535
McDonald's Corp.	330,557	56,845,887
MGM Resorts International	207,763	7,088,874
Norwegian Cruise Line Holdings Ltd. *	63,047	3,414,626
Papa John's International, Inc.	14,244	832,704
Penn National Gaming, Inc. *	47,667	1,370,903
Pinnacle Entertainment, Inc. *	21,581	662,105
Planet Fitness, Inc., Class A *	36,420	1,178,915
Red Robin Gourmet Burgers, Inc. *	8,376	438,902
Red Rock Resorts, Inc., Class A	22,888	706,095
Regis Corp. *	21,238	338,746
Royal Caribbean Cruises Ltd.	69,900	8,659,212
Ruth's Hospitality Group, Inc.	24,817	532,325
Scientific Games Corp., Class A *	26,345	1,387,064
Service Corp. International	80,866	2,987,999
ServiceMaster Global Holdings, Inc. *	56,328	2,753,313
Six Flags Entertainment Corp.	33,105	2,165,729
Sotheby's *	24,575	1,266,350
Starbucks Corp.	591,049	34,174,453
Strayer Education, Inc.	7,462	740,454
Texas Roadhouse, Inc.	24,479	1,250,143
The Cheesecake Factory, Inc.	17,927	879,140
The Wendy's Co.	65,485	975,072
Vail Resorts, Inc.	16,188	3,644,890
Weight Watchers International, Inc. *	18,750	826,313
Wingstop, Inc.	22,072	865,002
Wyndham Worldwide Corp.	40,615	4,564,720
Wynn Resorts Ltd.	33,583	5,308,801
Yum! Brands, Inc.	138,851	11,589,893
		250,260,156

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	23,982	4,764,504
AG Mortgage Investment Trust, Inc.	25,017	473,572
AGNC Investment Corp.	147,390	2,933,061
Ally Financial, Inc.	196,272	5,271,866
American Express Co.	304,711	29,773,312
Ameriprise Financial, Inc.	63,365	10,343,069
Annaly Capital Management, Inc.	438,136	5,113,047
Anworth Mortgage Asset Corp.	56,688	318,587
Apollo Commercial Real Estate Finance, Inc.	28,611	533,595
Security	Number of Shares	Value ($)
ARMOUR Residential REIT, Inc.	28,140	711,661
Artisan Partners Asset Management, Inc., Class A	22,826	901,627
Berkshire Hathaway, Inc., Class B *	781,964	150,926,872
BGC Partners, Inc., Class A	91,747	1,498,228
BlackRock, Inc.	49,095	24,605,923
Blackstone Mortgage Trust, Inc., Class A	35,791	1,171,081
Cannae Holdings, Inc. *	35,004	637,423
Capital One Financial Corp.	199,093	18,316,556
Cboe Global Markets, Inc.	43,710	5,395,125
Chimera Investment Corp.	74,628	1,365,692
CME Group, Inc.	138,599	20,726,094
Cohen & Steers, Inc.	10,491	488,671
Credit Acceptance Corp. *(a)	5,497	1,665,041
CYS Investments, Inc.	132,246	1,069,870
Diamond Hill Investment Group, Inc.	1,300	274,378
Discover Financial Services	157,591	11,125,925
Donnelley Financial Solutions, Inc. *	24,188	493,435
E*TRADE Financial Corp. *	108,855	5,240,280
Eaton Vance Corp.	45,461	2,513,084
Encore Capital Group, Inc. *	16,248	744,158
Evercore, Inc., Class A	22,046	1,914,695
FactSet Research Systems, Inc.	17,485	3,494,902
Federated Investors, Inc., Class B	40,594	1,362,335
Financial Engines, Inc.	29,350	818,865
FirstCash, Inc.	16,480	1,110,752
Franklin Resources, Inc.	139,820	6,061,197
Granite Point Mortgage Trust, Inc.	12,633	226,762
Green Dot Corp., Class A *	15,368	949,742
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,932	711,484
Houlihan Lokey, Inc.	15,192	678,171
Interactive Brokers Group, Inc., Class A	35,335	2,016,215
Intercontinental Exchange, Inc.	239,982	17,146,714
INTL FCStone, Inc. *	2,004	87,935
Invesco Ltd.	165,427	5,983,495
Invesco Mortgage Capital, Inc.	56,136	991,362
Investment Technology Group, Inc.	14,532	261,431
Janus Henderson Group plc	56,818	2,117,607
Ladder Capital Corp., Class A	38,910	531,121
Lazard Ltd., Class A	52,519	2,586,561
Legg Mason, Inc.	39,460	1,576,822
LendingClub Corp. *	214,156	935,862
Leucadia National Corp.	137,268	3,611,521
LPL Financial Holdings, Inc.	34,940	1,811,290
MarketAxess Holdings, Inc.	15,448	3,016,531
MFA Financial, Inc.	136,383	1,091,064
Moelis & Co., Class A	14,824	710,070
Moody's Corp.	67,223	10,205,796
Morgan Stanley	579,227	29,893,905
Morningstar, Inc.	7,308	674,528
MSCI, Inc.	38,434	4,946,456
MTGE Investment Corp.	27,388	508,047
Nasdaq, Inc.	45,549	3,605,659
Navient Corp.	134,230	1,692,640
Nelnet, Inc., Class A	10,567	566,074
New Residential Investment Corp.	123,944	2,192,569
Northern Trust Corp.	83,928	8,206,480
OneMain Holdings, Inc. *	35,780	923,482
Piper Jaffray Cos.	10,896	855,881
PJT Partners, Inc., Class A	4,995	212,437
PRA Group, Inc. *	18,195	633,186
Raymond James Financial, Inc.	46,125	4,072,837
Redwood Trust, Inc.	38,467	577,774
S&P Global, Inc.	103,899	17,193,206
Santander Consumer USA Holdings, Inc.	50,389	868,706
SEI Investments Co.	49,546	3,486,057
SLM Corp. *	168,680	1,951,628
Starwood Property Trust, Inc.	91,301	1,979,406

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
State Street Corp.	145,400	13,863,890
Stifel Financial Corp.	21,657	1,217,990
Synchrony Financial	309,939	11,123,711
T. Rowe Price Group, Inc.	97,916	10,077,515
TD Ameritrade Holding Corp.	102,877	5,264,216
The Bank of New York Mellon Corp.	424,183	23,219,777
The Charles Schwab Corp. (b)	489,595	23,887,340
The Goldman Sachs Group, Inc.	149,015	36,902,075
Two Harbors Investment Corp.	66,735	1,067,760
Voya Financial, Inc.	75,158	3,321,984
Waddell & Reed Financial, Inc., Class A	39,194	795,638
Westwood Holdings Group, Inc.	7,630	521,510
WisdomTree Investments, Inc.	48,900	562,350
		598,272,753

Energy 5.5%
Anadarko Petroleum Corp.	228,147	10,971,589
Andeavor	60,571	6,388,423
Antero Resources Corp. *	56,278	1,069,282
Apache Corp.	161,484	6,754,876
Arch Coal, Inc., Class A	9,058	747,828
Archrock, Inc.	34,972	332,234
Baker Hughes a GE Co.	176,066	5,234,442
Bonanza Creek Energy, Inc. *	15,769	437,905
Bristow Group, Inc.	13,094	190,649
C&J Energy Services, Inc. *	30,560	955,306
Cabot Oil & Gas Corp.	190,484	5,514,512
Callon Petroleum Co. *	84,134	928,839
Carrizo Oil & Gas, Inc. *	50,672	979,490
Centennial Resource Development, Inc., Class A *	35,210	714,411
Cheniere Energy, Inc. *	98,083	4,739,371
Chesapeake Energy Corp. *(a)	311,305	1,267,011
Chevron Corp.	767,384	91,311,022
Cimarex Energy Co.	38,596	4,481,382
CNX Resources Corp. *	71,413	996,211
Concho Resources, Inc. *	60,095	8,404,887
ConocoPhillips	501,752	25,529,142
CONSOL Energy, Inc. *	8,925	196,353
Continental Resources, Inc. *	35,248	1,668,288
Core Laboratories N.V.	17,505	1,763,629
Delek US Holdings, Inc.	25,378	843,057
Devon Energy Corp.	217,181	8,367,984
Diamond Offshore Drilling, Inc. *(a)	40,328	646,861
Diamondback Energy, Inc. *	41,239	4,507,835
Dril-Quip, Inc. *	15,460	741,307
Energen Corp. *	36,130	2,039,900
Ensco plc, Class A (a)	123,590	663,678
EOG Resources, Inc.	235,525	24,098,918
EQT Corp.	100,811	6,008,336
Exterran Corp. *	18,395	563,623
Extraction Oil & Gas, Inc. *	74,484	1,121,729
Exxon Mobil Corp.	1,721,913	143,418,134
Frank's International N.V. (a)	47,856	298,143
Green Plains, Inc.	28,135	474,075
Gulfport Energy Corp. *	89,300	1,143,040
Halcon Resources Corp. *	95,196	674,940
Halliburton Co.	361,687	15,111,283
Helix Energy Solutions Group, Inc. *	67,589	449,467
Helmerich & Payne, Inc.	46,025	2,696,144
Hess Corp.	109,098	5,005,416
HollyFrontier Corp.	84,801	3,771,948
Kinder Morgan, Inc.	793,612	13,673,935
Kosmos Energy Ltd. *	109,605	874,648
Laredo Petroleum, Inc. *	54,470	582,284
Marathon Oil Corp.	339,732	5,041,623
Marathon Petroleum Corp.	216,291	13,546,305
Matador Resources Co. *	56,177	1,606,662
Security	Number of Shares	Value ($)
McDermott International, Inc. *	127,312	924,285
Murphy Oil Corp.	63,482	1,774,322
Nabors Industries Ltd.	119,048	719,050
NACCO Industries, Inc., Class A	3,497	153,169
National Oilwell Varco, Inc.	166,726	5,593,657
Natural Gas Services Group, Inc. *	8,598	219,249
Newfield Exploration Co. *	80,604	2,493,082
Newpark Resources, Inc. *	37,409	331,070
Noble Corp. plc *	164,356	687,008
Noble Energy, Inc.	200,255	5,266,706
Oasis Petroleum, Inc. *	80,834	826,932
Occidental Petroleum Corp.	309,031	21,786,685
Oceaneering International, Inc.	42,348	827,480
Oil States International, Inc. *	33,310	792,778
ONEOK, Inc.	153,863	7,985,490
Par Pacific Holdings, Inc. *	32,208	668,638
Parsley Energy, Inc., Class A *	97,836	2,627,875
Patterson-UTI Energy, Inc.	67,345	1,453,979
PBF Energy, Inc., Class A	54,842	1,775,235
PDC Energy, Inc. *	19,842	911,740
Peabody Energy Corp. *	44,040	1,466,972
Phillips 66	178,219	17,387,046
Pioneer Natural Resources Co.	67,600	10,548,304
QEP Resources, Inc. *	102,412	989,300
Range Resources Corp.	74,079	1,334,904
Rowan Cos. plc, Class A *	58,368	844,585
RPC, Inc. (a)	32,249	775,266
RSP Permian, Inc. *	40,757	1,497,005
Sanchez Energy Corp. *(a)	54,125	280,367
SandRidge Energy, Inc. *	15,148	281,904
Schlumberger Ltd.	566,028	35,574,860
SEACOR Marine Holdings, Inc. *	7,027	86,081
SemGroup Corp., Class A	21,088	506,112
SM Energy Co.	39,553	816,374
Southwestern Energy Co. *	206,652	1,314,307
SRC Energy, Inc. *	139,098	1,218,498
Superior Energy Services, Inc. *	76,008	733,477
Targa Resources Corp.	90,945	3,947,013
TechnipFMC plc	182,334	5,222,046
Tellurian, Inc. *(a)	47,724	602,277
The Williams Cos., Inc.	341,347	9,916,130
Tidewater, Inc. *	20,540	529,521
Transocean Ltd. *	154,566	1,567,299
Ultra Petroleum Corp. *	88,000	843,920
Unit Corp. *	34,950	747,580
US Silica Holdings, Inc.	28,040	930,087
Valero Energy Corp.	179,002	15,326,151
Weatherford International plc *	416,384	1,374,067
Whiting Petroleum Corp. *	29,469	735,252
World Fuel Services Corp.	40,958	1,149,691
WPX Energy, Inc. *	173,411	2,197,117
		618,110,300

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	16,200	1,956,150
Costco Wholesale Corp.	178,444	32,910,427
CVS Health Corp.	415,183	31,803,018
Ingles Markets, Inc., Class A	7,962	220,945
Performance Food Group Co. *	42,644	1,264,395
PriceSmart, Inc.	11,349	970,339
Rite Aid Corp. *	483,673	972,183
Smart & Final Stores, Inc. *	10,994	100,595
SpartanNash Co.	8,990	227,896
Sprouts Farmers Market, Inc. *	52,840	1,235,399
Sysco Corp.	207,378	11,971,932
The Andersons, Inc.	14,959	483,176
The Kroger Co.	384,958	9,955,014
United Natural Foods, Inc. *	16,292	782,342

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
US Foods Holding Corp. *	53,975	1,571,752
Wal-Mart Stores, Inc.	599,196	58,259,827
Walgreens Boots Alliance, Inc.	365,433	26,588,905
		181,274,295

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	779,379	52,865,278
Archer-Daniels-Midland Co.	230,310	9,184,763
B&G Foods, Inc. (a)	29,712	1,149,854
Blue Buffalo Pet Products, Inc. *	36,285	1,114,312
Bob Evans Farms, Inc.	10,626	829,253
Brown-Forman Corp., Class A	21,266	1,282,552
Brown-Forman Corp., Class B	79,280	4,740,944
Bunge Ltd.	57,300	3,833,943
Cal-Maine Foods, Inc. *(a)	22,084	1,098,679
Calavo Growers, Inc.	8,062	615,937
Campbell Soup Co.	79,276	3,908,307
Coca-Cola Bottling Co. Consolidated	1,500	323,565
ConAgra Brands, Inc.	168,276	6,281,743
Constellation Brands, Inc., Class A	69,909	15,211,499
Darling Ingredients, Inc. *	75,275	1,351,186
Dr. Pepper Snapple Group, Inc.	74,288	6,700,035
Flowers Foods, Inc.	87,908	1,756,402
Fresh Del Monte Produce, Inc.	17,485	851,520
General Mills, Inc.	235,214	13,303,704
Hormel Foods Corp.	111,904	4,078,901
Hostess Brands, Inc. *	53,420	751,085
Ingredion, Inc.	29,955	4,148,168
J&J Snack Foods Corp.	8,111	1,225,653
Kellogg Co.	98,442	6,512,923
Lamb Weston Holdings, Inc.	56,092	3,049,722
Lancaster Colony Corp.	7,006	933,760
McCormick & Co., Inc. Non-Voting Shares	43,648	4,459,953
MGP Ingredients, Inc.	9,524	708,109
Molson Coors Brewing Co., Class B	78,418	6,124,446
Mondelez International, Inc., Class A	615,183	26,415,958
Monster Beverage Corp. *	167,982	10,527,432
National Beverage Corp.	6,412	699,677
PepsiCo, Inc.	577,516	67,292,164
Philip Morris International, Inc.	627,625	64,488,469
Pilgrim's Pride Corp. *	31,850	1,167,939
Pinnacle Foods, Inc.	48,993	2,852,862
Post Holdings, Inc. *	29,485	2,342,583
Sanderson Farms, Inc.	7,662	1,300,165
Seaboard Corp.	76	328,703
Snyder's-Lance, Inc.	29,954	1,158,621
The Boston Beer Co., Inc., Class A *	5,948	1,069,748
The Coca-Cola Co.	1,558,484	71,331,813
The Hain Celestial Group, Inc. *	53,070	2,181,177
The Hershey Co.	54,525	6,048,458
The J.M. Smucker Co.	45,728	5,335,086
The Kraft Heinz Co.	242,645	19,744,024
Tootsie Roll Industries, Inc. (a)	11,439	427,819
TreeHouse Foods, Inc. *	24,556	1,130,067
Tyson Foods, Inc., Class A	115,721	9,518,052
Universal Corp.	12,167	649,109
Vector Group Ltd.	38,848	873,692
		455,279,814

Health Care Equipment & Services 5.6%
Abaxis, Inc.	11,695	570,014
Abbott Laboratories	712,590	40,168,698
ABIOMED, Inc. *	17,666	3,442,043
Acadia Healthcare Co., Inc. *	37,440	1,191,715
Accuray, Inc. *	64,258	330,929
Aetna, Inc.	134,042	24,151,688
Security	Number of Shares	Value ($)
Align Technology, Inc. *	30,238	7,888,489
Allscripts Healthcare Solutions, Inc. *	54,965	786,000
Amedisys, Inc. *	8,329	449,766
AmerisourceBergen Corp.	68,088	5,775,224
AMN Healthcare Services, Inc. *	25,479	1,279,046
Analogic Corp.	6,533	540,932
AngioDynamics, Inc. *	32,730	562,301
Anika Therapeutics, Inc. *	8,358	460,693
Anthem, Inc.	106,853	25,106,181
athenahealth, Inc. *	18,400	2,445,176
AtriCure, Inc. *	26,778	495,393
Atrion Corp.	600	404,760
Baxter International, Inc.	203,155	13,312,747
Becton Dickinson & Co.	92,665	21,147,080
BioTelemetry, Inc. *	8,328	241,512
Boston Scientific Corp. *	563,052	14,797,007
Brookdale Senior Living, Inc. *	74,856	800,211
C.R. Bard, Inc.	28,337	9,519,532
Cantel Medical Corp.	14,541	1,548,326
Cardinal Health, Inc.	129,683	7,675,937
Cardiovascular Systems, Inc. *	23,190	581,141
Centene Corp. *	74,262	7,581,408
Cerner Corp. *	129,775	9,173,795
Chemed Corp.	7,041	1,731,664
Cigna Corp.	105,121	22,257,269
CONMED Corp.	10,528	563,248
Cotiviti Holdings, Inc. *	13,310	434,971
CryoLife, Inc. *	26,590	541,107
Danaher Corp.	255,947	24,151,159
DaVita, Inc. *	60,982	3,723,561
DENTSPLY SIRONA, Inc.	93,116	6,239,703
DexCom, Inc. *	35,928	2,099,273
Diplomat Pharmacy, Inc. *	27,190	486,701
Edwards Lifesciences Corp. *	85,112	9,975,126
Envision Healthcare Corp. *	47,582	1,519,293
Evolent Health, Inc., Class A *	32,559	418,383
Express Scripts Holding Co. *	246,776	16,084,860
Glaukos Corp. *	25,736	688,953
Globus Medical, Inc., Class A *	37,567	1,427,922
Haemonetics Corp. *	20,982	1,212,760
Halyard Health, Inc. *	17,784	863,235
HCA Healthcare, Inc. *	119,751	10,178,835
HealthEquity, Inc. *	18,795	974,897
HealthSouth Corp.	34,970	1,746,751
Henry Schein, Inc. *	64,030	4,574,943
Heska Corp. *	5,248	450,436
Hill-Rom Holdings, Inc.	24,479	2,069,699
HMS Holdings Corp. *	39,741	656,919
Hologic, Inc. *	117,388	4,897,427
Humana, Inc.	57,559	15,014,841
ICU Medical, Inc. *	6,151	1,312,623
IDEXX Laboratories, Inc. *	35,582	5,565,381
Inogen, Inc. *	7,362	947,784
Inovalon Holdings, Inc., Class A *(a)	37,400	594,660
Insulet Corp. *	26,385	1,892,596
Integer Holdings Corp. *	15,510	751,460
Integra LifeSciences Holdings Corp. *	21,010	1,021,506
Intuitive Surgical, Inc. *	44,040	17,606,311
iRhythm Technologies, Inc. *	10,096	560,328
K2M Group Holdings, Inc. *	18,855	370,689
Laboratory Corp. of America Holdings *	42,332	6,699,886
LHC Group, Inc. *	7,962	523,661
LifePoint Health, Inc. *	14,572	696,542
LivaNova plc *	18,453	1,608,733
Magellan Health, Inc. *	13,988	1,181,986
Masimo Corp. *	20,982	1,864,041
McKesson Corp.	86,398	12,764,441
Medidata Solutions, Inc. *	19,089	1,272,091
MEDNAX, Inc. *	35,570	1,771,030

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Medtronic plc	557,511	45,788,378
Merit Medical Systems, Inc. *	17,485	759,723
Molina Healthcare, Inc. *	15,136	1,184,241
National HealthCare Corp.	3,550	235,543
Natus Medical, Inc. *	15,148	606,677
Neogen Corp. *	14,578	1,223,094
Nevro Corp. *	17,258	1,291,244
NuVasive, Inc. *	18,858	1,087,918
NxStage Medical, Inc. *	22,914	588,661
Omnicell, Inc. *	12,922	677,113
OraSure Technologies, Inc. *	18,126	299,985
Orthofix International N.V. *	10,993	596,040
Owens & Minor, Inc.	24,479	468,528
Patterson Cos., Inc.	31,667	1,157,429
Penumbra, Inc. *	11,062	1,164,829
Premier, Inc., Class A *	26,878	780,000
Quality Systems, Inc. *	29,948	432,150
Quest Diagnostics, Inc.	53,239	5,241,912
Quidel Corp. *	11,080	420,929
ResMed, Inc.	55,952	4,778,301
Select Medical Holdings Corp. *	54,010	953,276
STERIS plc	31,547	2,837,968
Stryker Corp.	130,928	20,424,768
Teladoc, Inc. *(a)	23,172	859,681
Teleflex, Inc.	17,485	4,642,617
Tenet Healthcare Corp. *(a)	32,224	454,358
The Cooper Cos., Inc.	20,027	4,830,112
The Ensign Group, Inc.	17,060	414,046
The Providence Service Corp. *	8,262	500,181
Tivity Health, Inc. *	18,560	683,008
Triple-S Management Corp., Class B *	18,755	533,017
UnitedHealth Group, Inc.	393,724	89,836,005
Universal Health Services, Inc., Class B	34,970	3,788,999
US Physical Therapy, Inc.	8,162	596,234
Varex Imaging Corp. *	14,503	537,626
Varian Medical Systems, Inc. *	36,259	4,051,943
Veeva Systems, Inc., Class A *	46,928	2,825,535
Vocera Communications, Inc. *	23,488	688,198
WellCare Health Plans, Inc. *	17,485	3,724,130
West Pharmaceutical Services, Inc.	27,976	2,795,642
Wright Medical Group N.V. *	43,400	1,055,054
Zimmer Biomet Holdings, Inc.	78,633	9,207,924
		621,440,446

Household & Personal Products 1.6%
Avon Products, Inc. *	224,846	445,195
Central Garden & Pet Co., Class A *	14,348	553,402
Church & Dwight Co., Inc.	101,868	4,796,964
Colgate-Palmolive Co.	360,662	26,129,962
Coty, Inc., Class A	200,541	3,455,321
Edgewell Personal Care Co. *	24,593	1,426,148
Energizer Holdings, Inc.	24,593	1,129,556
Herbalife Ltd. *	32,677	2,291,965
HRG Group, Inc. *	57,230	992,941
Kimberly-Clark Corp.	144,151	17,263,524
Nu Skin Enterprises, Inc., Class A	25,109	1,705,152
Revlon, Inc., Class A *(a)	10,850	237,615
Spectrum Brands Holdings, Inc.	11,394	1,308,943
The Clorox Co.	53,286	7,422,207
The Estee Lauder Cos., Inc., Class A	91,308	11,397,978
The Procter & Gamble Co.	1,034,018	93,051,280
WD-40 Co.	7,683	917,350
		174,525,503

Security	Number of Shares	Value ($)
Insurance 2.9%
Aflac, Inc.	166,203	14,566,031
Alleghany Corp. *	6,536	3,822,253
American Equity Investment Life Holding Co.	49,533	1,571,682
American Financial Group, Inc.	28,522	2,996,521
American International Group, Inc.	357,146	21,414,474
American National Insurance Co.	3,624	454,268
AMERISAFE, Inc.	7,000	459,550
AmTrust Financial Services, Inc.	39,591	381,657
Aon plc	105,829	14,839,342
Arch Capital Group Ltd. *	49,976	4,732,227
Argo Group International Holdings Ltd.	11,872	727,160
Arthur J. Gallagher & Co.	72,290	4,758,851
Aspen Insurance Holdings Ltd.	27,976	1,147,016
Assurant, Inc.	22,720	2,291,766
Assured Guaranty Ltd.	51,305	1,862,885
Athene Holding Ltd., Class A *	21,041	1,011,441
Axis Capital Holdings Ltd.	39,236	2,055,574
Brighthouse Financial, Inc. *	39,913	2,346,485
Brown & Brown, Inc.	45,461	2,329,876
Chubb Ltd.	189,896	28,885,081
Cincinnati Financial Corp.	59,449	4,442,624
CNA Financial Corp.	14,004	761,538
CNO Financial Group, Inc.	87,833	2,214,270
Employers Holdings, Inc.	13,988	685,412
Enstar Group Ltd. *	5,154	1,142,384
Erie Indemnity Co., Class A	10,505	1,301,464
Everest Re Group Ltd.	17,607	3,866,497
FBL Financial Group, Inc., Class A	7,266	547,856
First American Financial Corp.	41,964	2,332,779
FNF Group	105,019	4,249,069
Genworth Financial, Inc., Class A *	206,687	700,669
Horace Mann Educators Corp.	14,593	681,493
Infinity Property & Casualty Corp.	3,497	376,977
James River Group Holdings Ltd.	15,192	614,972
Kemper Corp.	20,982	1,447,758
Lincoln National Corp.	91,627	7,014,047
Loews Corp.	105,685	5,313,842
Markel Corp. *	5,557	6,151,043
Marsh & McLennan Cos., Inc.	206,954	17,369,649
MBIA, Inc. *(a)	88,000	740,960
Mercury General Corp.	13,988	767,661
MetLife, Inc.	440,615	23,652,213
National General Holdings Corp.	26,556	561,128
National Western Life Group, Inc., Class A	1,100	388,839
Old Republic International Corp.	91,066	1,909,654
Primerica, Inc.	17,485	1,818,440
Principal Financial Group, Inc.	108,449	7,677,105
ProAssurance Corp.	21,854	1,351,670
Prudential Financial, Inc.	175,056	20,278,487
Reinsurance Group of America, Inc.	27,976	4,533,511
RenaissanceRe Holdings Ltd.	15,678	2,079,687
RLI Corp.	21,930	1,309,879
Safety Insurance Group, Inc.	6,994	575,956
Selective Insurance Group, Inc.	20,982	1,284,098
The Allstate Corp.	148,240	15,218,318
The Hanover Insurance Group, Inc.	14,916	1,604,962
The Hartford Financial Services Group, Inc.	144,840	8,319,610
The Navigators Group, Inc.	7,006	360,809
The Progressive Corp.	240,910	12,811,594
The Travelers Cos., Inc.	112,119	15,199,973
Third Point Reinsurance Ltd. *	43,160	731,562
Torchmark Corp.	43,903	3,900,782
United Fire Group, Inc.	7,200	346,032
Unum Group	91,565	5,184,410

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Validus Holdings Ltd.	35,209	1,731,579
W.R. Berkley Corp.	42,108	2,910,505
White Mountains Insurance Group Ltd.	1,812	1,614,474
Willis Towers Watson plc	52,866	8,500,853
XL Group Ltd.	113,294	4,398,073
		325,631,307

Materials 3.4%
A. Schulman, Inc.	14,308	542,989
AdvanSix, Inc. *	11,798	507,904
Air Products & Chemicals, Inc.	88,631	14,450,398
AK Steel Holding Corp. *	126,440	615,763
Albemarle Corp.	42,932	5,766,626
Alcoa Corp. *	67,939	2,820,148
Allegheny Technologies, Inc. *	56,180	1,279,219
AptarGroup, Inc.	24,479	2,164,188
Ashland Global Holdings, Inc.	28,308	2,094,226
Avery Dennison Corp.	35,594	4,061,987
Axalta Coating Systems Ltd. *	91,358	2,892,394
Balchem Corp.	13,988	1,220,733
Ball Corp.	154,236	6,155,559
Bemis Co., Inc.	40,261	1,889,046
Berry Global Group, Inc. *	47,678	2,849,714
Boise Cascade Co.	31,212	1,201,662
Cabot Corp.	24,479	1,499,094
Calgon Carbon Corp.	24,876	537,322
Carpenter Technology Corp.	18,036	891,519
Celanese Corp., Series A	56,336	6,041,473
Century Aluminum Co. *	39,832	527,774
CF Industries Holdings, Inc.	95,228	3,568,193
Chase Corp.	2,500	315,750
Clearwater Paper Corp. *	12,087	573,528
Cleveland-Cliffs, Inc. *	98,920	658,807
Coeur Mining, Inc. *	97,993	746,707
Commercial Metals Co.	45,461	901,946
Compass Minerals International, Inc. (a)	13,988	975,663
Crown Holdings, Inc. *	56,246	3,359,574
Deltic Timber Corp.	3,725	343,780
Domtar Corp.	27,976	1,349,003
DowDuPont, Inc.	945,164	68,014,001
Eagle Materials, Inc.	18,067	2,022,239
Eastman Chemical Co.	59,449	5,491,304
Ecolab, Inc.	105,693	14,365,793
Ferro Corp. *	31,750	804,863
Flotek Industries, Inc. *	14,500	68,440
FMC Corp.	52,502	4,956,189
Freeport-McMoRan, Inc. *	539,157	7,505,065
GCP Applied Technologies, Inc. *	28,647	938,189
Graphic Packaging Holding Co.	126,011	1,929,228
Greif, Inc., Class A	11,493	627,173
H.B. Fuller Co.	17,727	1,002,816
Hawkins, Inc.	9,030	346,301
Haynes International, Inc.	6,994	224,088
Hecla Mining Co.	173,095	647,375
Huntsman Corp.	77,722	2,483,995
Ingevity Corp. *	15,643	1,245,026
Innophos Holdings, Inc.	10,818	501,198
Innospec, Inc.	12,162	868,367
International Flavors & Fragrances, Inc.	31,473	4,892,163
International Paper Co.	168,664	9,548,069
Kaiser Aluminum Corp.	6,994	677,439
KapStone Paper & Packaging Corp.	39,784	884,398
Koppers Holdings, Inc. *	14,516	724,348
Kraton Corp. *	10,789	507,622
Louisiana-Pacific Corp. *	52,455	1,448,283
LyondellBasell Industries N.V., Class A	131,702	13,789,199
Martin Marietta Materials, Inc.	25,555	5,325,406
Materion Corp.	7,100	347,190
Security	Number of Shares	Value ($)
Mercer International, Inc.	36,210	512,372
Minerals Technologies, Inc.	14,016	1,015,459
Monsanto Co.	181,890	21,524,863
Neenah Paper, Inc.	14,694	1,313,644
NewMarket Corp.	3,623	1,451,084
Newmont Mining Corp.	214,345	7,928,622
Nucor Corp.	127,158	7,311,585
Olin Corp.	78,175	2,786,157
Owens-Illinois, Inc. *	65,472	1,585,732
Packaging Corp. of America	38,467	4,562,186
Platform Specialty Products Corp. *	107,170	1,066,342
PolyOne Corp.	34,970	1,615,964
PPG Industries, Inc.	106,254	12,415,780
Praxair, Inc.	115,771	17,819,472
Quaker Chemical Corp.	6,994	1,152,471
Reliance Steel & Aluminum Co.	28,023	2,202,888
Resolute Forest Products, Inc. *	30,120	278,610
Royal Gold, Inc.	24,494	2,026,144
RPM International, Inc.	52,455	2,778,541
Schnitzer Steel Industries, Inc., Class A	25,417	742,176
Schweitzer-Mauduit International, Inc.	13,988	633,237
Sealed Air Corp.	84,082	4,040,140
Sensient Technologies Corp.	20,982	1,626,734
Silgan Holdings, Inc.	35,172	1,015,767
Sonoco Products Co.	38,467	2,058,369
Steel Dynamics, Inc.	99,852	3,844,302
Stepan Co.	6,994	581,271
Summit Materials, Inc., Class A *	59,826	1,840,248
The Chemours Co.	79,716	4,097,402
The Mosaic Co.	142,317	3,456,880
The Scotts Miracle-Gro Co., Class A	17,485	1,729,267
The Sherwin-Williams Co.	32,380	12,933,220
Trinseo S.A.	14,952	1,103,458
Tronox Ltd., Class A	49,250	1,127,333
United States Steel Corp.	77,000	2,226,840
US Concrete, Inc. *	7,762	627,558
Valvoline, Inc.	78,981	1,947,671
Vulcan Materials Co.	52,828	6,637,838
W.R. Grace & Co.	28,647	2,100,112
Westlake Chemical Corp.	14,282	1,398,636
WestRock Co.	98,119	6,123,607
Worthington Industries, Inc.	12,995	540,592
		378,769,030

Media 2.7%
Altice USA, Inc., Class A *	20,075	358,339
AMC Networks, Inc., Class A *	24,479	1,261,648
Cable One, Inc.	1,612	1,107,138
CBS Corp., Class B Non-Voting Shares	155,500	8,717,330
Charter Communications, Inc., Class A *	82,222	26,821,639
Cinemark Holdings, Inc.	53,846	1,944,379
Comcast Corp., Class A	1,907,142	71,594,111
Discovery Communications, Inc., Class A *	56,382	1,072,386
Discovery Communications, Inc., Class C *	88,652	1,602,828
DISH Network Corp., Class A *	88,073	4,460,897
Gannett Co., Inc.	57,158	655,031
Gray Television, Inc. *	47,593	685,339
John Wiley & Sons, Inc., Class A	17,885	1,057,898
Liberty Broadband Corp., Class A *	8,254	707,450
Liberty Broadband Corp., Class C *	55,698	4,842,941
Liberty Global plc LiLAC, Class A *	25,384	527,987
Liberty Global plc LiLAC, Class C *	48,268	1,001,561
Liberty Global plc, Class A *	106,405	3,379,423
Liberty Global plc, Class C *	257,530	7,939,650
Liberty Media Corp. - Liberty Braves, Class C *	14,283	323,367

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class A *	7,029	244,539
Liberty Media Corp. - Liberty Formula One, Class C *	88,914	3,236,470
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,308	1,643,357
Liberty Media Corp. - Liberty SiriusXM, Class C *	74,447	3,038,182
Lions Gate Entertainment Corp., Class A *	22,174	725,311
Lions Gate Entertainment Corp., Class B *	42,252	1,311,502
Live Nation Entertainment, Inc. *	52,546	2,384,537
Meredith Corp.	17,485	1,191,603
MSG Networks, Inc., Class A *	21,435	382,615
New Media Investment Group, Inc.	34,838	604,788
News Corp., Class A	189,558	3,063,257
News Corp., Class B	44,440	728,816
Nexstar Media Group, Inc., Class A	19,172	1,301,779
Omnicom Group, Inc.	98,114	7,009,264
Regal Entertainment Group, Class A (a)	31,473	636,069
Scholastic Corp.	11,571	475,799
Scripps Networks Interactive, Inc., Class A	39,353	3,220,649
Sinclair Broadcast Group, Inc., Class A	43,970	1,497,178
Sirius XM Holdings, Inc. (a)	687,778	3,782,779
TEGNA, Inc.	87,767	1,165,546
The Interpublic Group of Cos., Inc.	167,891	3,320,884
The Madison Square Garden Co., Class A *	7,145	1,547,964
The New York Times Co., Class A	62,946	1,183,385
The Walt Disney Co.	619,352	64,920,477
Time Warner, Inc.	309,180	28,293,062
Time, Inc.	63,164	1,174,850
Tribune Media Co., Class A	29,608	1,219,850
Twenty-First Century Fox, Inc., Class A	427,460	13,653,072
Twenty-First Century Fox, Inc., Class B	193,991	6,042,820
Viacom, Inc., Class B	148,373	4,201,923
World Wrestling Entertainment, Inc., Class A	19,355	551,424
		303,815,093

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	645,857	62,596,460
ACADIA Pharmaceuticals, Inc. *	35,720	1,080,530
Accelerate Diagnostics, Inc. *(a)	10,686	315,771
Acceleron Pharma, Inc. *	24,335	887,984
Acorda Therapeutics, Inc. *	21,074	427,802
Aduro Biotech, Inc. *	31,786	301,967
Aerie Pharmaceuticals, Inc. *	20,541	1,319,759
Agilent Technologies, Inc.	132,886	9,201,027
Agios Pharmaceuticals, Inc. *	14,860	914,633
Akorn, Inc. *	35,360	1,150,968
Alexion Pharmaceuticals, Inc. *	91,526	10,050,470
Alkermes plc *	65,128	3,405,543
Allergan plc	136,960	23,807,757
Alnylam Pharmaceuticals, Inc. *	35,463	4,771,192
AMAG Pharmaceuticals, Inc. *	28,584	398,747
Amgen, Inc.	298,573	52,447,333
Amicus Therapeutics, Inc. *	52,970	737,342
AnaptysBio, Inc. *	7,622	640,629
Arena Pharmaceuticals, Inc. *	21,963	680,633
Array BioPharma, Inc. *	61,543	692,359
Avexis, Inc. *	8,358	792,422
Bio-Rad Laboratories, Inc., Class A *	8,994	2,440,072
Bio-Techne Corp.	13,988	1,884,883
Biogen, Inc. *	86,428	27,844,509
Security	Number of Shares	Value ($)
BioMarin Pharmaceutical, Inc. *	75,155	6,448,299
Bioverativ, Inc. *	43,917	2,196,728
Bluebird Bio, Inc. *	19,964	3,449,779
Blueprint Medicines Corp. *	15,816	1,187,149
Bristol-Myers Squibb Co.	668,804	42,261,725
Bruker Corp.	42,427	1,492,582
Cambrex Corp. *	20,452	999,080
Catalent, Inc. *	50,372	2,004,302
Celgene Corp. *	319,532	32,218,412
Celldex Therapeutics, Inc. *	103,535	310,605
Charles River Laboratories International, Inc. *	17,779	1,852,572
Clovis Oncology, Inc. *	17,470	1,098,339
Corcept Therapeutics, Inc. *	36,732	658,972
Cytokinetics, Inc. *	36,300	312,180
Dermira, Inc. *	18,501	473,626
Dynavax Technologies Corp. *	24,539	490,780
Eli Lilly & Co.	392,941	33,258,526
Emergent BioSolutions, Inc. *	17,580	772,289
Endo International plc *	106,380	780,829
Epizyme, Inc. *	28,484	341,808
Esperion Therapeutics, Inc. *	14,180	872,212
Exact Sciences Corp. *	44,548	2,649,715
Exelixis, Inc. *	121,155	3,280,877
FibroGen, Inc. *	24,753	1,175,767
Five Prime Therapeutics, Inc. *	23,288	613,639
Genomic Health, Inc. *	15,680	474,947
Gilead Sciences, Inc.	529,786	39,617,397
Global Blood Therapeutics, Inc. *	16,484	650,294
Halozyme Therapeutics, Inc. *	52,410	978,495
Horizon Pharma plc *	67,885	976,186
Illumina, Inc. *	60,151	13,836,535
ImmunoGen, Inc. *	68,812	436,956
Immunomedics, Inc. *	51,572	560,072
Impax Laboratories, Inc. *	23,992	399,467
INC Research Holdings, Inc., Class A *	28,597	1,095,265
Incyte Corp. *	72,223	7,149,355
Innoviva, Inc. *	49,170	645,110
Insmed, Inc. *	43,260	1,349,279
Intercept Pharmaceuticals, Inc. *(a)	7,033	431,897
Intersect ENT, Inc. *	10,482	320,225
Intrexon Corp. *(a)	50,572	689,802
Ionis Pharmaceuticals, Inc. *	55,396	3,073,924
Iovance Biotherapeutics, Inc. *	38,509	348,506
IQVIA Holdings, Inc. *	58,659	5,983,805
Ironwood Pharmaceuticals, Inc. *	75,164	1,298,082
Jazz Pharmaceuticals plc *	23,861	3,334,336
Johnson & Johnson	1,088,324	151,636,183
Juno Therapeutics, Inc. *	29,748	1,624,836
Keryx Biopharmaceuticals, Inc. *(a)	88,175	422,358
Lexicon Pharmaceuticals, Inc. *	15,242	155,773
Ligand Pharmaceuticals, Inc., Class B *	7,922	1,044,516
Loxo Oncology, Inc. *	11,336	870,038
MacroGenics, Inc. *	27,490	531,107
Mallinckrodt plc *	43,023	938,762
Merck & Co., Inc.	1,112,850	61,507,219
Mettler-Toledo International, Inc. *	10,738	6,756,457
MiMedx Group, Inc. *(a)	63,340	732,844
Momenta Pharmaceuticals, Inc. *	30,432	419,962
Mylan N.V. *	218,784	7,992,180
Myriad Genetics, Inc. *	27,152	940,274
Nektar Therapeutics *	79,583	4,296,686
Neurocrine Biosciences, Inc. *	36,972	2,657,917
Omeros Corp. *(a)	40,094	831,950
OPKO Health, Inc. *(a)	152,181	798,950
Otonomy, Inc. *	56	300
Pacira Pharmaceuticals, Inc. *	23,262	1,074,704
PerkinElmer, Inc.	49,655	3,658,580
Perrigo Co., plc	56,576	4,933,993

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pfizer, Inc.	2,429,389	88,089,645
Phibro Animal Health Corp., Class A	11,293	391,867
Portola Pharmaceuticals, Inc. *	24,753	1,256,215
PRA Health Sciences, Inc. *	18,199	1,499,052
Prestige Brands Holdings, Inc. *	24,886	1,124,847
Prothena Corp. plc *	15,816	735,286
PTC Therapeutics, Inc. *	30,660	489,027
Puma Biotechnology, Inc. *	11,885	1,258,621
Radius Health, Inc. *	26,036	737,079
Regeneron Pharmaceuticals, Inc. *	31,520	11,405,827
REGENXBIO, Inc. *	20,988	589,763
Repligen Corp. *	19,075	676,209
Retrophin, Inc. *	16,716	376,779
Revance Therapeutics, Inc. *	20,550	570,262
Sage Therapeutics, Inc. *	12,376	1,143,666
Sangamo Therapeutics, Inc. *	45,424	735,869
Sarepta Therapeutics, Inc. *	31,740	1,766,966
Seattle Genetics, Inc. *	42,683	2,600,675
Spark Therapeutics, Inc. *	15,404	1,128,035
Spectrum Pharmaceuticals, Inc. *	58,268	1,142,053
Supernus Pharmaceuticals, Inc. *	19,255	727,839
TESARO, Inc. *	13,091	1,107,499
TG Therapeutics, Inc. *(a)	41,728	358,861
The Medicines Co. *	33,194	962,626
TherapeuticsMD, Inc. *(a)	53,825	339,098
Theravance Biopharma, Inc. *(a)	19,805	563,452
Thermo Fisher Scientific, Inc.	159,180	30,683,537
Ultragenyx Pharmaceutical, Inc. *	17,616	889,432
United Therapeutics Corp. *	17,697	2,300,433
Vanda Pharmaceuticals, Inc. *	28,032	393,850
Vertex Pharmaceuticals, Inc. *	99,618	14,373,881
Waters Corp. *	31,615	6,233,530
ZIOPHARM Oncology, Inc. *(a)	80,977	370,065
Zoetis, Inc.	200,686	14,507,591
		878,996,545

Real Estate 3.9%
Acadia Realty Trust	55,053	1,543,136
Agree Realty Corp.	14,224	703,235
Alexander & Baldwin, Inc.	17,485	508,114
Alexander's, Inc.	1,299	549,451
Alexandria Real Estate Equities, Inc.	38,769	4,925,989
Altisource Residential Corp.	40,394	442,314
American Assets Trust, Inc.	28,691	1,129,278
American Campus Communities, Inc.	53,525	2,268,389
American Homes 4 Rent, Class A	85,635	1,839,440
American Tower Corp.	172,654	24,850,090
Apartment Investment & Management Co., Class A	67,494	2,975,810
Apple Hospitality REIT, Inc.	63,758	1,242,006
Ashford Hospitality Prime, Inc.	29,132	268,306
AvalonBay Communities, Inc.	56,115	10,175,333
Boston Properties, Inc.	63,461	7,956,740
Brandywine Realty Trust	59,449	1,024,306
Brixmor Property Group, Inc.	109,200	1,973,244
Camden Property Trust	36,399	3,322,501
CareTrust REIT, Inc.	43,923	800,277
CBL & Associates Properties, Inc.	92,420	520,325
CBRE Group, Inc., Class A *	115,618	5,013,196
Cedar Realty Trust, Inc.	29,015	173,220
Chesapeake Lodging Trust	25,335	730,661
Colony NorthStar, Inc., Class A	230,646	2,811,575
Columbia Property Trust, Inc.	71,248	1,622,317
CoreCivic, Inc.	47,806	1,123,919
CoreSite Realty Corp.	12,752	1,447,097
Corporate Office Properties Trust	43,060	1,306,440
Cousins Properties, Inc.	180,740	1,621,238
Crown Castle International Corp.	162,418	18,353,234
Security	Number of Shares	Value ($)
CubeSmart	70,936	2,024,513
CyrusOne, Inc.	35,783	2,174,175
DCT Industrial Trust, Inc.	37,444	2,251,882
DDR Corp.	173,994	1,327,574
DiamondRock Hospitality Co.	73,475	822,185
Digital Realty Trust, Inc.	83,028	9,689,368
Douglas Emmett, Inc.	63,006	2,539,772
Duke Realty Corp.	141,027	3,967,089
EastGroup Properties, Inc.	13,988	1,315,991
Education Realty Trust, Inc.	29,664	1,084,812
Empire State Realty Trust, Inc., Class A	53,856	1,093,277
EPR Properties	22,786	1,545,347
Equinix, Inc.	31,799	14,770,317
Equity Commonwealth *	46,180	1,388,171
Equity LifeStyle Properties, Inc.	34,970	3,158,141
Equity Residential	151,642	10,132,718
Essex Property Trust, Inc.	26,676	6,588,705
Extra Space Storage, Inc.	53,969	4,606,794
Federal Realty Investment Trust	29,515	3,902,178
First Industrial Realty Trust, Inc.	49,594	1,614,285
Forest City Realty Trust, Inc., Class A	111,768	2,676,844
Four Corners Property Trust, Inc.	49,431	1,290,149
Franklin Street Properties Corp.	57,664	627,961
Gaming & Leisure Properties, Inc.	76,886	2,792,500
Getty Realty Corp.	12,186	346,814
GGP, Inc.	252,400	5,931,400
Global Net Lease, Inc.	24,836	537,203
Government Properties Income Trust	28,364	528,989
Gramercy Property Trust	56,228	1,603,623
HCP, Inc.	195,920	5,180,125
Healthcare Realty Trust, Inc.	46,519	1,524,428
Healthcare Trust of America, Inc., Class A	70,159	2,146,164
HFF, Inc., Class A	17,485	789,273
Highwoods Properties, Inc.	38,703	1,965,725
Hospitality Properties Trust	57,018	1,709,970
Host Hotels & Resorts, Inc.	284,337	5,627,029
Hudson Pacific Properties, Inc.	64,088	2,283,455
Independence Realty Trust, Inc.	55,968	578,149
InfraREIT, Inc. *	16,480	348,058
Invitation Homes, Inc.	149,926	3,530,757
Iron Mountain, Inc.	107,481	4,392,748
JBG SMITH Properties	36,573	1,218,247
Jones Lang LaSalle, Inc.	17,485	2,666,288
Kennedy-Wilson Holdings, Inc.	37,074	709,967
Kilroy Realty Corp.	39,137	2,950,147
Kimco Realty Corp.	180,101	3,335,471
Kite Realty Group Trust	64,245	1,235,431
Lamar Advertising Co., Class A	32,165	2,419,773
LaSalle Hotel Properties	56,769	1,614,510
Lexington Realty Trust	69,954	731,719
Liberty Property Trust	56,200	2,522,256
Life Storage, Inc.	19,010	1,707,288
LTC Properties, Inc.	14,760	676,598
Mack-Cali Realty Corp.	32,671	723,009
Medical Properties Trust, Inc.	141,542	1,937,710
Mid-America Apartment Communities, Inc.	44,238	4,531,741
Monmouth Real Estate Investment Corp., Class A	25,377	453,233
National Health Investors, Inc.	16,031	1,250,418
National Retail Properties, Inc.	56,340	2,313,884
National Storage Affiliates Trust	24,478	652,094
NorthStar Realty Europe Corp.	22,012	319,394
Omega Healthcare Investors, Inc.	84,802	2,276,934
One Liberty Properties, Inc.	10,589	282,938
Outfront Media, Inc.	51,208	1,201,340
Paramount Group, Inc.	56,594	915,125
Park Hotels & Resorts, Inc.	66,959	1,955,203

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pebblebrook Hotel Trust	29,094	1,119,246
Pennsylvania Real Estate Investment Trust	56,468	626,230
Physicians Realty Trust	83,864	1,498,650
Piedmont Office Realty Trust, Inc., Class A	69,940	1,394,604
Potlatch Corp.	17,485	902,226
Prologis, Inc.	218,136	14,447,147
PS Business Parks, Inc.	7,272	963,976
Public Storage	61,336	13,071,928
QTS Realty Trust, Inc., Class A	21,935	1,220,902
Quality Care Properties, Inc. *	43,840	644,010
Rayonier, Inc.	48,958	1,544,625
RE/MAX Holdings, Inc., Class A	8,358	445,899
Realogy Holdings Corp.	58,176	1,623,692
Realty Income Corp.	110,450	6,107,885
Regency Centers Corp.	68,430	4,640,238
Retail Opportunity Investments Corp.	32,247	631,074
Retail Properties of America, Inc., Class A	91,402	1,193,710
Rexford Industrial Realty, Inc.	31,779	996,907
RLJ Lodging Trust	100,110	2,170,385
Ryman Hospitality Properties, Inc.	18,234	1,266,898
Sabra Health Care REIT, Inc.	78,307	1,506,627
Saul Centers, Inc.	3,852	248,608
SBA Communications Corp. *	49,239	8,358,320
Select Income REIT	24,753	621,053
Senior Housing Properties Trust	98,889	1,893,724
Seritage Growth Properties, Class A (a)	10,765	438,135
Simon Property Group, Inc.	129,365	20,924,789
SL Green Realty Corp.	39,414	4,029,293
Spirit Realty Capital, Inc.	192,455	1,643,566
STAG Industrial, Inc.	28,040	793,532
STORE Capital Corp.	77,876	2,010,758
Summit Hotel Properties, Inc.	70,330	1,062,686
Sun Communities, Inc.	29,249	2,721,912
Sunstone Hotel Investors, Inc.	98,918	1,652,920
Tanger Factory Outlet Centers, Inc.	35,175	880,782
Taubman Centers, Inc.	24,479	1,436,672
Terreno Realty Corp.	19,255	723,988
The GEO Group, Inc.	66,477	1,764,300
The Howard Hughes Corp. *	16,561	2,053,564
The Macerich Co.	52,455	3,396,461
The St. Joe Co. *	38,467	723,180
Tier REIT, Inc.	37,240	745,917
UDR, Inc.	106,982	4,207,602
Uniti Group, Inc.	64,121	1,032,348
Universal Health Realty Income Trust	6,994	523,571
Urban Edge Properties	43,488	1,111,118
Urstadt Biddle Properties, Inc., Class A	11,889	282,007
Ventas, Inc.	144,959	9,278,826
VEREIT, Inc.	396,665	3,093,987
Vornado Realty Trust	73,477	5,703,285
Washington Prime Group, Inc.	150,264	1,068,377
Washington Real Estate Investment Trust	24,479	791,161
Weingarten Realty Investors	48,958	1,613,166
Welltower, Inc.	151,645	10,229,972
Weyerhaeuser Co.	300,641	10,636,679
WP Carey, Inc.	42,750	3,042,945
Xenia Hotels & Resorts, Inc.	43,318	952,563
		435,939,183

Retailing 5.1%
Aaron's, Inc.	31,473	1,187,162
Abercrombie & Fitch Co., Class A	42,944	745,508
Advance Auto Parts, Inc.	30,190	3,049,190
Amazon.com, Inc. *	162,291	190,975,934
American Eagle Outfitters, Inc.	74,218	1,193,425
Security	Number of Shares	Value ($)
Asbury Automotive Group, Inc. *	6,015	395,787
AutoNation, Inc. *(a)	32,665	1,808,661
AutoZone, Inc. *	11,411	7,836,618
Bed Bath & Beyond, Inc.	64,720	1,449,081
Best Buy Co., Inc.	111,626	6,654,026
Big Lots, Inc.	24,607	1,454,274
Burlington Stores, Inc. *	30,106	3,202,375
Caleres, Inc.	20,994	685,244
Camping World Holdings, Inc., Class A	16,980	787,193
CarMax, Inc. *	79,060	5,448,025
Chico's FAS, Inc.	77,456	683,162
Core-Mark Holding Co., Inc.	22,950	761,022
Dick's Sporting Goods, Inc.	35,370	1,042,000
Dillard's, Inc., Class A (a)	16,940	1,018,094
Dollar General Corp.	102,711	9,046,785
Dollar Tree, Inc. *	99,827	10,258,223
DSW, Inc., Class A	30,384	648,091
Expedia, Inc.	50,333	6,165,792
Five Below, Inc. *	24,932	1,540,798
Foot Locker, Inc.	53,070	2,273,519
Francesca's Holdings Corp. *	7,694	57,089
Fred's, Inc., Class A (a)	14,001	71,965
FTD Cos., Inc. *	14,124	95,196
GameStop Corp., Class A (a)	45,849	859,669
Genuine Parts Co.	59,449	5,526,974
Group 1 Automotive, Inc.	10,491	850,086
Groupon, Inc. *	152,064	857,641
Guess?, Inc.	43,440	716,760
Haverty Furniture Cos., Inc.	17,474	421,997
HSN, Inc.	13,744	558,694
J.C. Penney Co., Inc. *(a)	161,108	533,267
Kohl's Corp.	71,424	3,426,209
L Brands, Inc.	99,940	5,603,636
Liberty Expedia Holdings, Inc., Class A *	21,242	957,589
Liberty Interactive Corp. QVC Group, Class A *	179,530	4,380,532
Liberty TripAdvisor Holdings, Inc., Class A *	45,410	424,584
Liberty Ventures, Series A *	31,863	1,778,274
Lithia Motors, Inc., Class A	10,949	1,284,208
LKQ Corp. *	124,514	4,908,342
Lowe's Cos., Inc.	333,222	27,780,718
Lumber Liquidators Holdings, Inc. *	6,173	175,005
Macy's, Inc.	117,641	2,799,856
Monro, Inc.	10,701	539,865
Murphy USA, Inc. *	17,759	1,400,297
Netflix, Inc. *	175,939	33,002,638
Nordstrom, Inc.	47,333	2,151,285
Nutrisystem, Inc.	14,724	747,243
O'Reilly Automotive, Inc. *	36,626	8,651,427
Office Depot, Inc.	230,964	755,252
Ollie's Bargain Outlet Holdings, Inc. *	18,375	871,894
Penske Automotive Group, Inc.	14,342	693,579
Pool Corp.	15,172	1,906,210
Rent-A-Center, Inc. (a)	40,070	450,387
RH *(a)	15,216	1,542,750
Ross Stores, Inc.	159,036	12,091,507
Sally Beauty Holdings, Inc. *	59,449	1,013,605
Shutterfly, Inc. *	18,415	813,575
Signet Jewelers Ltd.	30,252	1,581,877
Sleep Number Corp. *	18,575	653,654
Tailored Brands, Inc.	37,050	624,663
Target Corp.	209,595	12,554,740
The Children's Place, Inc.	7,430	987,447
The Gap, Inc.	102,411	3,308,899
The Home Depot, Inc.	477,080	85,788,526
The Michaels Cos., Inc. *	47,919	1,035,050
The Priceline Group, Inc. *	19,479	33,887,811
The TJX Cos., Inc.	249,486	18,848,667

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tiffany & Co.	45,508	4,300,506
Tractor Supply Co.	57,196	3,903,055
TripAdvisor, Inc. *	50,000	1,731,000
Ulta Salon, Cosmetics & Fragrance, Inc. *	24,479	5,427,239
Urban Outfitters, Inc. *	30,384	945,550
Wayfair, Inc., Class A *	19,533	1,367,115
Williams-Sonoma, Inc.	31,867	1,630,316
		569,585,909

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	19,134	1,434,476
Advanced Micro Devices, Inc. *	306,396	3,336,652
Amkor Technology, Inc. *	52,715	557,198
Analog Devices, Inc.	148,654	12,800,596
Applied Materials, Inc.	444,400	23,450,988
Axcelis Technologies, Inc. *	25,236	807,552
Broadcom Ltd.	162,936	45,286,432
Brooks Automation, Inc.	27,976	696,323
Cabot Microelectronics Corp.	10,491	1,010,493
Cavium, Inc. *	25,230	2,156,660
CEVA, Inc. *	17,803	845,643
Cirrus Logic, Inc. *	28,077	1,550,973
Cree, Inc. *	42,548	1,512,156
Cypress Semiconductor Corp.	123,143	1,971,519
Diodes, Inc. *	13,988	409,848
Entegris, Inc.	52,455	1,589,387
First Solar, Inc. *	32,743	2,033,340
FormFactor, Inc. *	53,268	873,595
Impinj, Inc. *(a)	13,844	352,607
Inphi Corp. *	15,724	645,785
Integrated Device Technology, Inc. *	53,019	1,595,342
Intel Corp.	1,910,254	85,655,789
KLA-Tencor Corp.	65,527	6,699,481
Kulicke & Soffa Industries, Inc. *	31,473	781,475
Lam Research Corp.	67,620	13,005,355
Lattice Semiconductor Corp. *	96,119	564,219
MACOM Technology Solutions Holdings, Inc. *	15,399	501,853
Marvell Technology Group Ltd.	176,106	3,934,208
Maxim Integrated Products, Inc.	111,998	5,860,855
MaxLinear, Inc., Class A *	23,324	615,987
Microchip Technology, Inc.	95,607	8,316,853
Micron Technology, Inc. *	442,524	18,758,592
Microsemi Corp. *	45,607	2,410,330
MKS Instruments, Inc.	20,982	1,978,603
Monolithic Power Systems, Inc.	16,241	1,922,122
NVIDIA Corp.	243,913	48,955,778
ON Semiconductor Corp. *	167,856	3,370,548
Power Integrations, Inc.	15,116	1,186,606
Qorvo, Inc. *	50,402	3,859,785
QUALCOMM, Inc.	609,734	40,449,754
Rambus, Inc. *	41,964	621,067
Rudolph Technologies, Inc. *	11,847	287,882
Semtech Corp. *	31,486	1,072,098
Silicon Laboratories, Inc. *	17,485	1,592,884
Skyworks Solutions, Inc.	73,437	7,691,791
SolarEdge Technologies, Inc. *	25,878	941,959
Synaptics, Inc. *	13,988	527,907
Teradyne, Inc.	74,110	2,999,232
Texas Instruments, Inc.	405,997	39,499,448
Ultra Clean Holdings, Inc. *	21,488	450,818
Veeco Instruments, Inc. *	24,933	402,668
Versum Materials, Inc.	42,490	1,631,616
Xilinx, Inc.	102,521	7,126,235
Xperi Corp.	20,982	404,953
		418,996,316

Security	Number of Shares	Value ($)
Software & Services 13.5%
2U, Inc. *	19,175	1,229,117
8x8, Inc. *	68,400	964,440
Accenture plc, Class A	252,766	37,411,896
ACI Worldwide, Inc. *	42,534	973,178
Activision Blizzard, Inc.	296,571	18,506,030
Acxiom Corp. *	34,970	952,932
Adobe Systems, Inc. *	200,333	36,354,429
Akamai Technologies, Inc. *	69,940	3,901,253
Alarm.com Holdings, Inc. *	11,129	456,178
Alliance Data Systems Corp.	22,298	5,335,242
Alphabet, Inc., Class A *	121,298	125,685,349
Alphabet, Inc., Class C *	122,485	125,107,404
ANSYS, Inc. *	35,117	5,203,988
Aspen Technology, Inc. *	35,123	2,350,431
Autodesk, Inc. *	85,459	9,374,852
Automatic Data Processing, Inc.	180,511	20,661,289
Barracuda Networks, Inc. *	24,055	665,121
Benefitfocus, Inc. *(a)	16,948	459,291
Black Knight, Inc. *	43,485	1,952,476
Blackbaud, Inc.	17,669	1,739,513
Blackhawk Network Holdings, Inc. *	18,960	696,780
Blucora, Inc. *	28,948	594,881
Booz Allen Hamilton Holding Corp.	56,037	2,168,072
Bottomline Technologies (DE), Inc. *	17,485	582,775
Box, Inc., Class A *	32,286	678,975
Broadridge Financial Solutions, Inc.	48,979	4,420,845
BroadSoft, Inc. *	17,965	988,075
CA, Inc.	141,487	4,678,975
CACI International, Inc., Class A *	10,491	1,384,287
Cadence Design Systems, Inc. *	116,217	5,103,088
Callidus Software, Inc. *	46,284	1,354,964
Cardtronics plc, Class A *	17,485	327,494
Cars.com, Inc. *	29,126	706,014
Cass Information Systems, Inc.	3,737	254,527
CDK Global, Inc.	60,529	4,181,949
Citrix Systems, Inc. *	63,093	5,528,840
Cloudera, Inc. *	34,158	540,721
Cognizant Technology Solutions Corp., Class A	238,768	17,258,151
CommerceHub, Inc., Series A *	4,808	109,911
CommerceHub, Inc., Series C *	10,531	225,995
CommVault Systems, Inc. *	14,449	778,801
Conduent, Inc. *	75,350	1,149,841
Convergys Corp.	48,958	1,208,283
CoreLogic, Inc. *	38,908	1,696,778
Cornerstone OnDemand, Inc. *	35,768	1,322,343
CoStar Group, Inc. *	14,241	4,343,078
Coupa Software, Inc. *	14,967	530,281
CSG Systems International, Inc.	13,988	641,909
CSRA, Inc.	59,449	1,719,860
Dell Technologies, Inc., Class V *	74,557	5,833,340
DST Systems, Inc.	27,976	1,750,738
DXC Technology Co.	117,170	11,264,724
eBay, Inc. *	410,577	14,234,705
Ebix, Inc.	14,420	1,114,666
Electronic Arts, Inc. *	126,306	13,432,643
Ellie Mae, Inc. *	12,102	1,069,696
Envestnet, Inc. *	22,309	1,096,487
EPAM Systems, Inc. *	18,465	1,873,090
Etsy, Inc. *	43,180	710,743
Euronet Worldwide, Inc. *	20,982	1,916,706
EVERTEC, Inc.	33,595	466,970
ExlService Holdings, Inc. *	10,491	643,938
Facebook, Inc., Class A *	964,537	170,896,666
Fair Isaac Corp.	10,947	1,719,336
Fidelity National Information Services, Inc.	133,175	12,562,398

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FireEye, Inc. *	61,418	868,451
First Data Corp., Class A *	151,993	2,500,285
Fiserv, Inc. *	88,875	11,682,619
Five9, Inc. *	29,996	735,202
FleetCor Technologies, Inc. *	38,740	7,045,644
Fortinet, Inc. *	61,667	2,593,714
Gartner, Inc. *	37,127	4,488,283
Genpact Ltd.	64,667	2,084,864
Gigamon, Inc. *	23,428	910,178
Global Payments, Inc.	58,135	5,846,056
GoDaddy, Inc., Class A *	17,880	869,862
Gogo, Inc. *(a)	40,932	450,661
GrubHub, Inc. *	41,323	2,791,782
GTT Communications, Inc. *	17,955	726,280
Guidewire Software, Inc. *	35,181	2,617,115
Hortonworks, Inc. *	42,440	806,784
HubSpot, Inc. *	12,914	1,045,388
IAC/InterActiveCorp *	31,473	4,005,569
Imperva, Inc. *	10,955	451,894
International Business Machines Corp.	351,876	54,178,348
Intuit, Inc.	99,659	15,668,388
j2 Global, Inc.	17,606	1,328,549
Jack Henry & Associates, Inc.	34,970	4,032,740
Leidos Holdings, Inc.	56,064	3,563,988
LivePerson, Inc. *	43,776	485,914
LogMeIn, Inc.	22,769	2,709,511
Manhattan Associates, Inc. *	26,361	1,169,110
ManTech International Corp., Class A	17,630	898,777
MasterCard, Inc., Class A	379,732	57,138,274
Match Group, Inc. *(a)	28,932	850,601
MAXIMUS, Inc.	32,456	2,242,060
Microsoft Corp.	3,131,133	263,547,465
MicroStrategy, Inc., Class A *	3,497	478,250
MINDBODY, Inc., Class A *	22,688	739,629
Monotype Imaging Holdings, Inc.	24,173	609,160
New Relic, Inc. *	22,337	1,257,126
NIC, Inc.	30,680	509,288
Nuance Communications, Inc. *	109,530	1,702,096
Nutanix, Inc., Class A *	23,588	773,686
Oracle Corp.	1,215,942	59,654,115
Pandora Media, Inc. *(a)	91,806	459,030
Paychex, Inc.	125,892	8,473,791
Paycom Software, Inc. *	17,503	1,435,246
Paylocity Holding Corp. *	11,393	525,673
PayPal Holdings, Inc. *	457,566	34,651,473
Pegasystems, Inc.	14,232	718,004
Progress Software Corp.	21,460	887,156
Proofpoint, Inc. *	20,373	1,834,589
PTC, Inc. *	45,688	2,909,412
Q2 Holdings, Inc. *	14,124	591,089
Qualys, Inc. *	11,579	682,003
Quotient Technology, Inc. *	42,772	508,987
RealPage, Inc. *	25,479	1,155,473
Red Hat, Inc. *	73,437	9,308,874
RingCentral, Inc., Class A *	21,001	990,197
Sabre Corp.	89,069	1,773,364
salesforce.com, Inc. *	273,879	28,571,057
Science Applications International Corp.	14,498	1,075,752
ServiceNow, Inc. *	66,947	8,234,481
Silver Spring Networks, Inc. *	10,973	176,336
Snap, Inc., Class A *(a)	91,448	1,260,153
Splunk, Inc. *	55,922	4,478,793
SPS Commerce, Inc. *	9,080	458,177
Square, Inc., Class A *	97,096	3,808,105
SS&C Technologies Holdings, Inc.	77,482	3,199,232
Stamps.com, Inc. *	5,119	862,040
Sykes Enterprises, Inc. *	14,500	461,390
Symantec Corp.	253,580	7,346,213
Synchronoss Technologies, Inc. *	35,010	351,500
Security	Number of Shares	Value ($)
Synopsys, Inc. *	63,793	5,765,611
Tableau Software, Inc., Class A *	22,524	1,583,437
Take-Two Interactive Software, Inc. *	43,070	4,804,458
TeleTech Holdings, Inc.	14,058	569,349
Teradata Corp. *	50,684	1,926,499
The Trade Desk, Inc., Class A *(a)	9,996	491,203
The Ultimate Software Group, Inc. *	14,003	2,955,053
The Western Union Co.	204,216	4,021,013
TiVo Corp.	56,114	998,829
Total System Services, Inc.	69,162	5,142,886
Travelport Worldwide Ltd.	47,502	636,052
TrueCar, Inc. *	18,995	231,549
Twilio, Inc., Class A *	33,288	887,458
Twitter, Inc. *	277,583	5,712,658
Tyler Technologies, Inc. *	13,988	2,558,685
Vantiv, Inc., Class A *	63,969	4,797,675
Varonis Systems, Inc. *	15,792	794,338
Verint Systems, Inc. *	22,141	968,669
VeriSign, Inc. *	37,136	4,274,354
Virtusa Corp. *	17,895	829,433
Visa, Inc., Class A	741,015	83,430,879
VMware, Inc., Class A *	25,941	3,115,773
Web.com Group, Inc. *	21,548	495,604
WEX, Inc. *	14,135	1,819,457
Workday, Inc., Class A *	50,888	5,241,464
XO Group, Inc. *	25,005	483,347
Yelp, Inc. *	28,240	1,258,092
Zendesk, Inc. *	52,783	1,774,037
Zillow Group, Inc., Class A *	17,590	722,245
Zillow Group, Inc., Class C *	45,608	1,871,752
Zynga, Inc., Class A *	315,550	1,293,755
		1,509,748,658

Technology Hardware & Equipment 5.7%
3D Systems Corp. *(a)	54,525	481,456
Acacia Communications, Inc. *(a)	11,670	451,396
ADTRAN, Inc.	26,317	607,923
Amphenol Corp., Class A	125,892	11,404,556
Anixter International, Inc. *	10,538	753,467
Apple, Inc.	2,098,095	360,557,626
Applied Optoelectronics, Inc. *(a)	9,096	397,131
Arista Networks, Inc. *	16,441	3,832,726
ARRIS International plc *	84,867	2,543,464
Arrow Electronics, Inc. *	39,108	3,157,189
Avnet, Inc.	49,584	2,053,273
AVX Corp.	24,537	445,101
Badger Meter, Inc.	7,966	369,622
Belden, Inc.	20,982	1,776,966
Benchmark Electronics, Inc. *	11,673	356,027
CalAmp Corp. *	34,208	781,653
CDW Corp.	67,993	4,760,190
Ciena Corp. *	57,494	1,250,494
Cisco Systems, Inc.	2,036,632	75,966,374
Cognex Corp.	34,970	4,845,793
Coherent, Inc. *	10,491	3,062,952
CommScope Holding Co., Inc. *	88,624	3,189,578
Corning, Inc.	365,156	11,827,403
Cray, Inc. *	26,713	607,721
CTS Corp.	21,886	596,394
Diebold Nixdorf, Inc.	27,261	523,411
Dolby Laboratories, Inc., Class A	17,927	1,114,701
EchoStar Corp., Class A *	23,534	1,408,510
Electronics For Imaging, Inc. *	17,485	537,839
ePlus, Inc. *	7,168	582,042
Extreme Networks, Inc. *	42,359	544,313
F5 Networks, Inc. *	25,209	3,383,048
Fabrinet *	14,000	446,740
Finisar Corp. *	44,465	889,745

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fitbit, Inc., Class A *	84,488	579,588
FLIR Systems, Inc.	59,449	2,769,134
Harris Corp.	49,350	7,131,075
Hewlett Packard Enterprise Co.	708,451	9,882,891
HP, Inc.	678,643	14,556,892
II-VI, Inc. *	28,852	1,367,585
Infinera Corp. *	96,889	701,476
Insight Enterprises, Inc. *	17,485	681,915
InterDigital, Inc.	11,461	872,182
IPG Photonics Corp. *	15,158	3,470,879
Itron, Inc. *	15,823	1,019,792
Jabil, Inc.	76,934	2,219,546
Juniper Networks, Inc.	152,178	4,224,461
KEMET Corp. *	24,936	384,513
Keysight Technologies, Inc. *	66,443	2,890,270
Knowles Corp. *	43,160	681,496
Littelfuse, Inc.	8,737	1,772,737
Lumentum Holdings, Inc. *	28,323	1,530,858
Methode Electronics, Inc.	14,600	687,660
Motorola Solutions, Inc.	67,456	6,348,284
National Instruments Corp.	38,467	1,690,625
NCR Corp. *	49,213	1,539,875
NetApp, Inc.	112,752	6,371,616
NETGEAR, Inc. *	13,988	720,382
NetScout Systems, Inc. *	40,267	1,250,290
Novanta, Inc. *	11,546	555,363
Oclaro, Inc. *	53,810	383,127
OSI Systems, Inc. *	7,041	610,173
Palo Alto Networks, Inc. *	35,835	5,222,951
PC Connection, Inc.	4,134	113,313
Plantronics, Inc.	11,717	613,033
Plexus Corp. *	12,737	796,190
Pure Storage, Inc., Class A *	44,340	819,403
Rogers Corp. *	5,805	935,186
Sanmina Corp. *	27,976	951,184
ScanSource, Inc. *	7,570	272,520
Seagate Technology plc	116,074	4,475,813
Super Micro Computer, Inc. *	14,032	309,406
SYNNEX Corp.	11,973	1,630,723
TE Connectivity Ltd.	147,074	13,889,669
Tech Data Corp. *	17,485	1,690,799
Trimble, Inc. *	97,916	4,111,493
TTM Technologies, Inc. *	40,834	666,819
Ubiquiti Networks, Inc. *(a)	11,095	741,479
Universal Display Corp.	20,142	3,645,702
VeriFone Systems, Inc. *	44,024	763,376
ViaSat, Inc. *	28,221	2,095,127
Viavi Solutions, Inc. *	109,474	1,025,771
Vishay Intertechnology, Inc.	53,715	1,176,359
Western Digital Corp.	117,175	9,240,420
Xerox Corp.	95,197	2,823,543
Zebra Technologies Corp., Class A *	20,982	2,314,734
		642,726,522

Telecommunication Services 1.8%
AT&T, Inc.	2,506,355	91,181,195
Boingo Wireless, Inc. *	24,836	613,449
CenturyLink, Inc.	372,448	5,434,016
Cincinnati Bell, Inc. *	10,876	236,009
Cogent Communications Holdings, Inc.	15,924	746,039
Consolidated Communications Holdings, Inc.	27,209	384,735
Frontier Communications Corp. (a)	60,316	512,686
General Communication, Inc., Class A *	24,568	980,509
Globalstar, Inc. *(a)	100,420	158,664
Iridium Communications, Inc. *	32,865	405,883
Shenandoah Telecommunications Co.	28,664	1,099,264
Sprint Corp. *	310,176	1,857,954
Security	Number of Shares	Value ($)
Straight Path Communications, Inc., Class B *	3,400	618,256
T-Mobile US, Inc. *	118,947	7,264,093
Telephone & Data Systems, Inc.	45,461	1,258,815
Verizon Communications, Inc.	1,654,360	84,190,381
Vonage Holdings Corp. *	63,182	643,193
Zayo Group Holdings, Inc. *	77,290	2,731,429
		200,316,570

Transportation 2.1%
Air Transport Services Group, Inc. *	30,765	746,051
Alaska Air Group, Inc.	50,242	3,475,239
Allegiant Travel Co.	4,239	644,328
AMERCO	1,667	617,907
American Airlines Group, Inc.	189,098	9,547,558
ArcBest Corp.	18,960	717,636
Atlas Air Worldwide Holdings, Inc. *	10,605	612,439
Avis Budget Group, Inc. *	39,153	1,491,729
C.H. Robinson Worldwide, Inc.	56,712	4,914,095
CSX Corp.	370,239	20,640,824
Delta Air Lines, Inc.	274,384	14,520,401
Expeditors International of Washington, Inc.	70,966	4,597,178
FedEx Corp.	101,411	23,472,590
Forward Air Corp.	13,988	795,917
Genesee & Wyoming, Inc., Class A *	25,092	1,977,751
Hawaiian Holdings, Inc.	21,846	942,655
Heartland Express, Inc.	17,990	410,892
Hertz Global Holdings, Inc. *	35,432	671,436
Hub Group, Inc., Class A *	14,116	674,745
J.B. Hunt Transport Services, Inc.	35,708	3,968,587
JetBlue Airways Corp. *	148,391	3,185,955
Kansas City Southern	41,988	4,708,534
Kirby Corp. *	20,982	1,412,089
Knight-Swift Transportation Holdings, Inc.	61,161	2,610,352
Landstar System, Inc.	15,412	1,590,518
Macquarie Infrastructure Corp.	30,532	2,038,927
Matson, Inc.	19,422	566,540
Norfolk Southern Corp.	116,473	16,146,652
Old Dominion Freight Line, Inc.	30,299	3,915,843
Ryder System, Inc.	20,982	1,730,595
Saia, Inc. *	8,134	535,217
SkyWest, Inc.	14,484	753,892
Southwest Airlines Co.	220,961	13,405,704
Spirit Airlines, Inc. *	28,201	1,202,209
Union Pacific Corp.	322,589	40,807,509
United Continental Holdings, Inc. *	116,052	7,348,413
United Parcel Service, Inc., Class B	281,225	34,154,776
Werner Enterprises, Inc.	17,890	683,398
XPO Logistics, Inc. *	32,208	2,545,398
		234,782,479

Utilities 3.2%
AES Corp.	284,195	3,006,783
ALLETE, Inc.	25,515	2,053,958
Alliant Energy Corp.	96,336	4,345,717
Ameren Corp.	100,292	6,414,676
American Electric Power Co., Inc.	197,392	15,323,541
American States Water Co.	13,988	806,968
American Water Works Co., Inc.	72,023	6,594,426
Aqua America, Inc.	95,685	3,635,073
Atmos Energy Corp.	42,022	3,878,210
Avangrid, Inc.	33,736	1,790,370
Avista Corp.	27,976	1,453,073
Black Hills Corp.	28,610	1,673,971
California Water Service Group	17,993	820,481

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Calpine Corp. *	150,377	2,258,663
CenterPoint Energy, Inc.	161,421	4,844,244
Chesapeake Utilities Corp.	7,248	620,066
CMS Energy Corp.	116,146	5,795,685
Connecticut Water Service, Inc.	7,248	458,871
Consolidated Edison, Inc.	120,466	10,726,293
Dominion Energy, Inc.	262,048	22,046,098
DTE Energy Co.	71,782	8,295,846
Duke Energy Corp.	285,192	25,433,423
Dynegy, Inc. *	65,060	789,178
Edison International	131,057	10,651,002
El Paso Electric Co.	17,485	1,064,837
Entergy Corp.	69,940	6,048,411
Eversource Energy	127,129	8,244,316
Exelon Corp.	378,668	15,794,242
FirstEnergy Corp.	176,386	6,021,818
Great Plains Energy, Inc.	89,293	3,063,643
Hawaiian Electric Industries, Inc.	48,962	1,877,693
IDACORP, Inc.	20,982	2,073,231
MDU Resources Group, Inc.	74,864	2,092,449
MGE Energy, Inc.	13,326	879,516
Middlesex Water Co.	7,266	335,108
National Fuel Gas Co.	31,559	1,855,669
New Jersey Resources Corp.	34,970	1,559,662
NextEra Energy, Inc.	189,568	29,959,327
NiSource, Inc.	127,785	3,517,921
Northwest Natural Gas Co.	13,988	967,270
NorthWestern Corp.	19,077	1,225,888
NRG Energy, Inc.	128,336	3,548,490
NRG Yield, Inc., Class C	28,062	534,581
OGE Energy Corp.	77,782	2,781,484
ONE Gas, Inc.	25,611	2,029,672
Ormat Technologies, Inc.	14,403	944,117
Otter Tail Corp.	25,219	1,218,078
Pattern Energy Group, Inc.	33,184	747,967
PG&E Corp.	204,734	11,104,772
Pinnacle West Capital Corp.	41,964	3,852,715
PNM Resources, Inc.	31,473	1,432,022
Portland General Electric Co.	38,746	1,923,351
PPL Corp.	277,330	10,169,691
Public Service Enterprise Group, Inc.	206,677	10,966,282
SCANA Corp.	56,004	2,417,693
Sempra Energy	104,222	12,609,820
SJW Group	14,853	1,011,935
South Jersey Industries, Inc.	27,976	947,267
Southwest Gas Holdings, Inc.	17,485	1,502,661
Spire, Inc.	17,925	1,474,331
The Southern Co.	403,818	20,675,482
UGI Corp.	62,946	3,084,983
Unitil Corp.	10,951	572,080
Vectren Corp.	31,473	2,187,374
Vistra Energy Corp.	112,940	2,134,566
WEC Energy Group, Inc.	131,117	9,111,320
Westar Energy, Inc.	56,810	3,250,100
WGL Holdings, Inc.	20,982	1,773,818
Xcel Energy, Inc.	204,020	10,529,473
		354,833,742
Total Common Stock
(Cost $8,296,857,150)		11,147,000,780
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	42,134	3,497

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	35,613	39,530
Total Rights
(Cost $39,530)		43,027

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	10,838,766	10,838,766

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	35,464,031	35,464,031
Total Other Investment Companies
(Cost $46,302,797)		46,302,797

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	229	30,318,455	676,979
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,520,747.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2017:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	480,215	9,520	(140)	489,595	$4,314,425	$4,035	$39,000

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,147,000,780	$—	$—	$11,147,000,780
Rights [1]
Media	—	—	3,497	3,497
Pharmaceuticals, Biotechnology & Life Sciences	—	—	39,530	39,530
Other Investment Companies[1]	46,302,797	—	—	46,302,797
Futures Contracts[2]	676,979	—	—	676,979
Total	$11,193,980,556	$—	$43,027	$11,194,023,583
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.0%
Adient plc	610	47,739
Autoliv, Inc.	498	63,704
BorgWarner, Inc.	1,220	67,930
Delphi Automotive plc	1,708	178,776
Ford Motor Co.	24,156	302,433
General Motors Co.	8,189	352,864
Gentex Corp.	1,708	34,980
Harley-Davidson, Inc.	1,098	55,120
Lear Corp.	386	69,823
Tenneco, Inc.	366	21,744
Tesla, Inc. *	854	263,758
The Goodyear Tire & Rubber Co.	1,586	51,339
Thor Industries, Inc.	269	41,305
		1,551,515

Banks 6.6%
Associated Banc-Corp.	976	24,888
Bank of America Corp.	61,732	1,738,990
Bank of Hawaii Corp.	244	20,711
Bank of the Ozarks, Inc.	732	35,297
BankUnited, Inc.	610	22,710
BB&T Corp.	5,002	247,199
BOK Financial Corp.	122	10,858
Chemical Financial Corp.	488	27,518
CIT Group, Inc.	854	42,563
Citigroup, Inc.	16,862	1,273,081
Citizens Financial Group, Inc.	3,050	124,135
Comerica, Inc.	1,098	91,474
Commerce Bancshares, Inc.	640	36,265
Cullen/Frost Bankers, Inc.	366	36,018
East West Bancorp, Inc.	854	52,555
F.N.B. Corp.	1,952	27,699
Fifth Third Bancorp	4,514	137,722
First Citizens BancShares, Inc., Class A	50	21,325
First Horizon National Corp.	1,464	28,387
First Republic Bank	976	93,247
Fulton Financial Corp.	1,098	20,862
Hancock Holding Co.	488	25,059
Home BancShares, Inc.	976	23,229
Huntington Bancshares, Inc.	6,710	96,624
IBERIABANK Corp.	366	28,457
Investors Bancorp, Inc.	1,586	22,632
JPMorgan Chase & Co.	21,960	2,295,259
KeyCorp	6,710	127,356
M&T Bank Corp.	976	164,895
MB Financial, Inc.	488	22,716
MGIC Investment Corp. *	2,318	33,889
New York Community Bancorp, Inc.	3,050	40,687
PacWest Bancorp	732	34,887
People’s United Financial, Inc.	2,074	39,447
Popular, Inc.	610	21,570
Prosperity Bancshares, Inc.	488	34,180
Security	Number of Shares	Value ($)
Radian Group, Inc.	1,342	27,498
Regions Financial Corp.	7,320	121,439
Signature Bank *	366	50,244
SunTrust Banks, Inc.	2,928	180,453
SVB Financial Group *	366	83,316
Synovus Financial Corp.	732	36,329
TCF Financial Corp.	1,098	22,300
Texas Capital Bancshares, Inc. *	366	33,068
TFS Financial Corp.	366	5,574
The PNC Financial Services Group, Inc.	2,928	411,560
U.S. Bancorp	9,882	544,992
UMB Financial Corp.	244	18,339
Umpqua Holdings Corp.	1,342	29,672
United Bankshares, Inc.	610	22,906
Webster Financial Corp.	610	34,996
Wells Fargo & Co.	27,938	1,577,659
Western Alliance Bancorp *	610	35,490
Wintrust Financial Corp.	366	30,689
Zions Bancorp	1,220	60,451
		10,451,366

Capital Goods 7.6%
3M Co.	3,782	919,556
A.O. Smith Corp.	854	54,161
Acuity Brands, Inc.	254	43,541
AECOM *	976	36,600
AGCO Corp.	366	25,905
Air Lease Corp.	610	26,413
Allegion plc	610	51,325
Allison Transmission Holdings, Inc.	854	35,048
AMETEK, Inc.	1,464	106,418
Arconic, Inc.	2,440	60,048
BWX Technologies, Inc.	610	38,095
Carlisle Cos., Inc.	366	42,079
Caterpillar, Inc.	3,660	516,609
Chicago Bridge & Iron Co. N.V.	610	9,955
Colfax Corp. *	610	22,729
Crane Co.	366	31,245
Cummins, Inc.	976	163,382
Curtiss-Wright Corp.	244	30,305
Deere & Co.	1,952	292,527
Donaldson Co., Inc.	854	42,615
Dover Corp.	976	95,365
Eaton Corp. plc	2,806	218,251
EMCOR Group, Inc.	366	29,562
Emerson Electric Co.	3,904	253,057
EnerSys	244	16,858
Fastenal Co.	1,830	95,874
Flowserve Corp.	854	36,363
Fluor Corp.	854	41,342
Fortive Corp.	1,830	136,610
Fortune Brands Home & Security, Inc.	976	66,778
General Dynamics Corp.	1,708	353,829
General Electric Co.	54,290	992,964
Graco, Inc.	366	48,162
HD Supply Holdings, Inc. *	1,098	40,604

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hexcel Corp.	610	37,820
Honeywell International, Inc.	4,758	742,058
Hubbell, Inc.	366	46,039
Huntington Ingalls Industries, Inc.	249	60,176
IDEX Corp.	488	66,158
Illinois Tool Works, Inc.	1,952	330,376
Ingersoll-Rand plc	1,586	138,965
ITT, Inc.	488	26,450
Jacobs Engineering Group, Inc.	732	48,041
Johnson Controls International plc	5,734	215,828
L3 Technologies, Inc.	488	96,912
Lennox International, Inc.	244	51,177
Lincoln Electric Holdings, Inc.	366	33,357
Lockheed Martin Corp.	1,586	506,124
Masco Corp.	1,952	83,760
MasTec, Inc. *	404	18,119
MSC Industrial Direct Co., Inc., Class A	244	21,977
Nordson Corp.	366	46,980
Northrop Grumman Corp.	1,098	337,525
Orbital ATK, Inc.	366	48,290
Oshkosh Corp.	488	43,940
Owens Corning	732	64,672
PACCAR, Inc.	2,196	154,445
Parker-Hannifin Corp.	854	160,116
Pentair plc	976	69,452
Quanta Services, Inc. *	976	36,990
Raytheon Co.	1,830	349,805
Regal Beloit Corp.	244	18,776
Rockwell Automation, Inc.	854	164,890
Rockwell Collins, Inc.	976	129,135
Roper Technologies, Inc.	610	162,998
Sensata Technologies Holding N.V. *	1,098	54,845
Snap-on, Inc.	366	62,011
Spirit AeroSystems Holdings, Inc., Class A	732	61,671
Stanley Black & Decker, Inc.	976	165,559
Teledyne Technologies, Inc. *	244	45,443
Terex Corp.	488	22,819
Textron, Inc.	1,586	88,356
The Boeing Co.	3,422	947,210
The Middleby Corp. *	366	46,672
The Timken Co.	366	18,263
The Toro Co.	610	39,803
TransDigm Group, Inc.	296	84,002
Trinity Industries, Inc.	976	34,794
United Rentals, Inc. *	488	77,826
United Technologies Corp.	4,636	563,042
Univar, Inc. *	610	17,971
USG Corp. *	610	23,186
Valmont Industries, Inc.	122	21,082
W.W. Grainger, Inc.	366	80,999
WABCO Holdings, Inc. *	366	54,699
Wabtec Corp.	488	37,527
Watsco, Inc.	244	40,870
WESCO International, Inc. *	273	17,895
Woodward, Inc.	366	28,310
Xylem, Inc.	1,098	76,135
		11,996,516

Commercial & Professional Services 0.7%
Cintas Corp.	500	78,720
Copart, Inc. *	1,220	52,655
Deluxe Corp.	244	17,348
Equifax, Inc.	732	83,536
IHS Markit Ltd. *	2,196	97,986
KAR Auction Services, Inc.	854	43,016
ManpowerGroup, Inc.	488	62,903
Nielsen Holdings plc	2,074	76,157
Republic Services, Inc.	1,464	95,072
Security	Number of Shares	Value ($)
Robert Half International, Inc.	732	41,753
Rollins, Inc.	610	28,274
Stericycle, Inc. *	488	32,359
The Dun & Bradstreet Corp.	244	30,039
TransUnion *	976	54,188
Verisk Analytics, Inc. *	976	94,106
Waste Management, Inc.	2,562	210,724
		1,098,836

Consumer Durables & Apparel 1.3%
Brunswick Corp.	610	33,763
CalAtlantic Group, Inc.	488	27,348
Carter’s, Inc.	253	27,405
Columbia Sportswear Co.	244	17,156
D.R. Horton, Inc.	2,074	105,774
Garmin Ltd.	732	45,443
Hanesbrands, Inc.	2,196	45,874
Hasbro, Inc.	732	68,091
Leggett & Platt, Inc.	854	41,197
Lennar Corp., Class A	1,220	76,592
Lululemon Athletica, Inc. *	610	40,846
Mattel, Inc.	2,074	37,850
Michael Kors Holdings Ltd. *	976	57,037
Mohawk Industries, Inc. *	366	103,435
Newell Brands, Inc.	3,050	94,458
NIKE, Inc., Class B	8,174	493,873
NVR, Inc. *	21	72,975
Polaris Industries, Inc.	366	46,486
PulteGroup, Inc.	1,708	58,294
PVH Corp.	488	65,660
Ralph Lauren Corp.	366	34,825
Skechers U.S.A., Inc., Class A *	854	29,975
Tapestry, Inc.	1,708	71,207
Tempur Sealy International, Inc. *	269	15,578
Toll Brothers, Inc.	976	49,122
Under Armour, Inc., Class A *	1,098	14,592
Under Armour, Inc., Class C *	1,220	14,555
VF Corp.	2,074	151,319
Whirlpool Corp.	488	82,262
		2,022,992

Consumer Services 2.1%
Aramark	1,464	62,366
Bright Horizons Family Solutions, Inc. *	366	32,556
Carnival Corp.	2,562	168,170
Chipotle Mexican Grill, Inc. *	136	41,397
Cracker Barrel Old Country Store, Inc.	122	19,072
Darden Restaurants, Inc.	732	61,722
Domino’s Pizza, Inc.	366	68,135
Dunkin’ Brands Group, Inc.	610	36,417
Extended Stay America, Inc.	1,220	21,313
H&R Block, Inc.	1,342	35,134
Hilton Worldwide Holdings, Inc.	1,220	94,623
Jack in the Box, Inc.	244	25,256
Las Vegas Sands Corp.	2,196	152,161
Marriott International, Inc., Class A	1,952	247,904
McDonald’s Corp.	5,052	868,792
MGM Resorts International	3,172	108,229
Norwegian Cruise Line Holdings Ltd. *	1,098	59,468
Royal Caribbean Cruises Ltd.	1,098	136,020
Service Corp. International	1,098	40,571
ServiceMaster Global Holdings, Inc. *	854	41,744
Six Flags Entertainment Corp.	488	31,925
Starbucks Corp.	9,028	521,999
Texas Roadhouse, Inc.	366	18,692
The Wendy’s Co.	1,098	16,349
Vail Resorts, Inc.	244	54,939

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wyndham Worldwide Corp.	610	68,558
Wynn Resorts Ltd.	488	77,143
Yum! Brands, Inc.	2,196	183,300
		3,293,955

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	366	72,713
AGNC Investment Corp.	2,440	48,556
Ally Financial, Inc.	2,806	75,369
American Express Co.	4,514	441,063
Ameriprise Financial, Inc.	976	159,312
Annaly Capital Management, Inc.	6,710	78,306
Berkshire Hathaway, Inc., Class B *	12,078	2,331,175
BlackRock, Inc.	766	383,911
Capital One Financial Corp.	2,928	269,376
Cboe Global Markets, Inc.	732	90,351
Chimera Investment Corp.	1,220	22,326
CME Group, Inc.	2,074	310,146
Credit Acceptance Corp. *	122	36,954
Discover Financial Services	2,318	163,651
E*TRADE Financial Corp. *	1,708	82,223
Eaton Vance Corp.	732	40,465
FactSet Research Systems, Inc.	244	48,771
Franklin Resources, Inc.	2,074	89,908
Intercontinental Exchange, Inc.	3,660	261,507
Invesco Ltd.	2,562	92,668
Lazard Ltd., Class A	854	42,059
Legg Mason, Inc.	488	19,500
Leucadia National Corp.	1,952	51,357
LPL Financial Holdings, Inc.	610	31,622
MarketAxess Holdings, Inc.	244	47,646
Moody’s Corp.	976	148,176
Morgan Stanley	8,784	453,342
Morningstar, Inc.	122	11,261
MSCI, Inc.	610	78,507
Nasdaq, Inc.	732	57,945
Navient Corp.	1,708	21,538
New Residential Investment Corp.	1,952	34,531
Northern Trust Corp.	1,342	131,221
Raymond James Financial, Inc.	854	75,408
S&P Global, Inc.	1,586	262,451
Santander Consumer USA Holdings, Inc.	732	12,620
SEI Investments Co.	854	60,087
SLM Corp. *	2,684	31,054
Starwood Property Trust, Inc.	1,586	34,384
State Street Corp.	2,318	221,021
Stifel Financial Corp.	366	20,584
Synchrony Financial	4,636	166,386
T. Rowe Price Group, Inc.	1,464	150,675
TD Ameritrade Holding Corp.	1,586	81,156
The Bank of New York Mellon Corp.	6,466	353,949
The Charles Schwab Corp. (a)	7,320	357,143
The Goldman Sachs Group, Inc.	2,209	547,037
Voya Financial, Inc.	1,098	48,532
		8,649,943

Energy 5.7%
Anadarko Petroleum Corp.	3,416	164,275
Andeavor	862	90,915
Antero Resources Corp. *	1,342	25,498
Apache Corp.	2,318	96,962
Baker Hughes a GE Co.	2,684	79,795
Cabot Oil & Gas Corp.	2,806	81,234
Cheniere Energy, Inc. *	1,220	58,950
Chesapeake Energy Corp. *	5,612	22,841
Chevron Corp.	11,838	1,408,604
Cimarex Energy Co.	610	70,827
Security	Number of Shares	Value ($)
CNX Resources Corp. *	1,220	17,019
Concho Resources, Inc. *	976	136,503
ConocoPhillips	7,564	384,856
CONSOL Energy, Inc. *	153	3,355
Continental Resources, Inc. *	488	23,097
Core Laboratories N.V.	244	24,583
Devon Energy Corp.	3,294	126,918
Diamondback Energy, Inc. *	610	66,679
Energen Corp. *	610	34,441
Ensco plc, Class A	2,812	15,100
EOG Resources, Inc.	3,660	374,491
EQT Corp.	1,496	89,162
Exxon Mobil Corp.	26,596	2,215,181
Gulfport Energy Corp. *	976	12,493
Halliburton Co.	5,368	224,275
Helmerich & Payne, Inc.	732	42,880
Hess Corp.	1,708	78,363
HollyFrontier Corp.	1,098	48,839
Kinder Morgan, Inc.	11,834	203,900
Laredo Petroleum, Inc. *	854	9,129
Marathon Oil Corp.	5,246	77,851
Marathon Petroleum Corp.	3,172	198,662
Murphy Oil Corp.	976	27,279
Nabors Industries Ltd.	1,708	10,316
National Oilwell Varco, Inc.	2,318	77,769
Newfield Exploration Co. *	1,220	37,735
Noble Energy, Inc.	3,050	80,215
Oasis Petroleum, Inc. *	1,464	14,977
Occidental Petroleum Corp.	4,758	335,439
ONEOK, Inc.	2,318	120,304
Parsley Energy, Inc., Class A *	1,464	39,323
Patterson-UTI Energy, Inc.	1,342	28,974
PDC Energy, Inc. *	399	18,334
Phillips 66	2,684	261,851
Pioneer Natural Resources Co.	1,098	171,332
QEP Resources, Inc. *	1,464	14,142
Range Resources Corp.	1,342	24,183
RPC, Inc.	366	8,799
RSP Permian, Inc. *	732	26,886
Schlumberger Ltd.	8,662	544,407
SM Energy Co.	610	12,590
Southwestern Energy Co. *	3,172	20,174
Targa Resources Corp.	1,342	58,243
TechnipFMC plc	2,684	76,870
The Williams Cos., Inc.	5,124	148,852
Transocean Ltd. *	2,440	24,742
US Silica Holdings, Inc.	488	16,187
Valero Energy Corp.	2,806	240,250
Weatherford International plc *	6,100	20,130
Whiting Petroleum Corp. *	535	13,348
WPX Energy, Inc. *	2,440	30,915
		9,012,244

Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	244	29,463
Costco Wholesale Corp.	2,691	496,301
CVS Health Corp.	6,344	485,950
Rite Aid Corp. *	6,466	12,997
Sysco Corp.	3,050	176,077
The Kroger Co.	5,490	141,971
US Foods Holding Corp. *	854	24,869
Wal-Mart Stores, Inc.	9,150	889,655
Walgreens Boots Alliance, Inc.	5,490	399,452
		2,656,735

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	11,956	810,976
Archer-Daniels-Midland Co.	3,416	136,230
Blue Buffalo Pet Products, Inc. *	610	18,733
Brown-Forman Corp., Class A	366	22,073
Brown-Forman Corp., Class B	1,220	72,956
Bunge Ltd.	854	57,141
Campbell Soup Co.	1,220	60,146
ConAgra Brands, Inc.	2,562	95,640
Constellation Brands, Inc., Class A	1,098	238,914
Dr. Pepper Snapple Group, Inc.	1,098	99,029
Flowers Foods, Inc.	1,098	21,938
General Mills, Inc.	3,538	200,109
Hormel Foods Corp.	1,708	62,257
Ingredion, Inc.	488	67,578
Kellogg Co.	1,586	104,930
Lamb Weston Holdings, Inc.	854	46,432
Lancaster Colony Corp.	122	16,260
McCormick & Co., Inc. Non-Voting Shares	732	74,796
Molson Coors Brewing Co., Class B	1,102	86,066
Mondelez International, Inc., Class A	9,394	403,378
Monster Beverage Corp. *	2,562	160,561
PepsiCo, Inc.	8,906	1,037,727
Philip Morris International, Inc.	9,760	1,002,840
Pilgrim’s Pride Corp. *	366	13,421
Pinnacle Foods, Inc.	732	42,624
Post Holdings, Inc. *	366	29,079
Seaboard Corp.	1	4,325
Snyder’s-Lance, Inc.	488	18,876
The Coca-Cola Co.	23,922	1,094,910
The Hain Celestial Group, Inc. *	610	25,071
The Hershey Co.	854	94,734
The J.M. Smucker Co.	732	85,402
The Kraft Heinz Co.	3,782	307,741
TreeHouse Foods, Inc. *	366	16,843
Tyson Foods, Inc., Class A	1,830	150,518
		6,780,254

Health Care Equipment & Services 5.5%
Abbott Laboratories	10,858	612,065
ABIOMED, Inc. *	244	47,541
Acadia Healthcare Co., Inc. *	488	15,533
Aetna, Inc.	2,074	373,693
Align Technology, Inc. *	488	127,309
AmerisourceBergen Corp.	976	82,784
Anthem, Inc.	1,626	382,045
athenahealth, Inc. *	244	32,425
Baxter International, Inc.	3,050	199,866
Becton Dickinson & Co.	1,464	334,099
Boston Scientific Corp. *	8,418	221,225
C.R. Bard, Inc.	488	163,939
Cantel Medical Corp.	244	25,981
Cardinal Health, Inc.	1,952	115,539
Centene Corp. *	1,098	112,095
Cerner Corp. *	1,952	137,987
Cigna Corp.	1,586	335,804
Danaher Corp.	3,782	356,870
DaVita, Inc. *	976	59,595
DENTSPLY SIRONA, Inc.	1,464	98,103
DexCom, Inc. *	488	28,514
Edwards Lifesciences Corp. *	1,342	157,282
Envision Healthcare Corp. *	732	23,373
Express Scripts Holding Co. *	3,538	230,607
HCA Healthcare, Inc. *	1,830	155,550
HealthSouth Corp.	610	30,469
Henry Schein, Inc. *	976	69,735
Hill-Rom Holdings, Inc.	366	30,945
Security	Number of Shares	Value ($)
Hologic, Inc. *	1,708	71,258
Humana, Inc.	976	254,599
IDEXX Laboratories, Inc. *	494	77,267
Intuitive Surgical, Inc. *	732	292,639
Laboratory Corp. of America Holdings *	610	96,545
Masimo Corp. *	244	21,677
McKesson Corp.	1,342	198,267
MEDNAX, Inc. *	610	30,372
Medtronic plc	8,418	691,370
Molina Healthcare, Inc. *	244	19,091
NuVasive, Inc. *	366	21,115
Patterson Cos., Inc.	488	17,836
Quest Diagnostics, Inc.	854	84,085
ResMed, Inc.	854	72,932
STERIS plc	488	43,900
Stryker Corp.	1,952	304,512
Teleflex, Inc.	248	65,849
The Cooper Cos., Inc.	366	88,272
UnitedHealth Group, Inc.	5,978	1,364,000
Universal Health Services, Inc., Class B	498	53,958
Varian Medical Systems, Inc. *	610	68,167
Veeva Systems, Inc., Class A *	732	44,074
WellCare Health Plans, Inc. *	244	51,970
West Pharmaceutical Services, Inc.	488	48,766
Zimmer Biomet Holdings, Inc.	1,220	142,862
		8,786,356

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	1,586	74,685
Colgate-Palmolive Co.	5,490	397,751
Coty, Inc., Class A	2,928	50,449
Edgewell Personal Care Co. *	366	21,224
Herbalife Ltd. *	366	25,671
HRG Group, Inc. *	976	16,934
Kimberly-Clark Corp.	2,196	262,993
Spectrum Brands Holdings, Inc.	122	14,015
The Clorox Co.	854	118,954
The Estee Lauder Cos., Inc., Class A	1,342	167,522
The Procter & Gamble Co.	15,982	1,438,220
		2,588,418

Insurance 3.0%
Aflac, Inc.	2,440	213,842
Alleghany Corp. *	122	71,346
American Financial Group, Inc.	488	51,269
American International Group, Inc.	5,612	336,496
American National Insurance Co.	21	2,632
AmTrust Financial Services, Inc.	610	5,880
Aon plc	1,586	222,389
Arch Capital Group Ltd. *	854	80,865
Arthur J. Gallagher & Co.	1,098	72,281
Aspen Insurance Holdings Ltd.	366	15,006
Assurant, Inc.	366	36,918
Assured Guaranty Ltd.	732	26,579
Axis Capital Holdings Ltd.	488	25,566
Brighthouse Financial, Inc. *	610	35,862
Brown & Brown, Inc.	732	37,515
Chubb Ltd.	2,928	445,378
Cincinnati Financial Corp.	976	72,937
CNA Financial Corp.	122	6,634
CNO Financial Group, Inc.	1,098	27,681
Enstar Group Ltd. *	122	27,041
Erie Indemnity Co., Class A	122	15,115
Everest Re Group Ltd.	244	53,582
First American Financial Corp.	732	40,692
FNF Group	1,708	69,106
Lincoln National Corp.	1,342	102,730

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Loews Corp.	1,708	85,878
Markel Corp. *	88	97,407
Marsh & McLennan Cos., Inc.	3,172	266,226
Mercury General Corp.	244	13,391
MetLife, Inc.	6,588	353,644
Old Republic International Corp.	1,464	30,700
Primerica, Inc.	244	25,376
Principal Financial Group, Inc.	1,708	120,909
Prudential Financial, Inc.	2,684	310,915
Reinsurance Group of America, Inc.	366	59,310
RenaissanceRe Holdings Ltd.	244	32,367
The Allstate Corp.	2,196	225,441
The Hanover Insurance Group, Inc.	244	26,254
The Hartford Financial Services Group, Inc.	2,196	126,138
The Progressive Corp.	3,538	188,151
The Travelers Cos., Inc.	1,708	231,554
Torchmark Corp.	732	65,038
Unum Group	1,342	75,984
Validus Holdings Ltd.	488	24,000
W.R. Berkley Corp.	610	42,163
White Mountains Insurance Group Ltd.	16	14,256
Willis Towers Watson plc	854	137,323
XL Group Ltd.	1,586	61,569
		4,709,336

Materials 3.3%
Air Products & Chemicals, Inc.	1,342	218,800
Albemarle Corp.	732	98,322
Alcoa Corp. *	1,098	45,578
AptarGroup, Inc.	366	32,358
Ashland Global Holdings, Inc.	366	27,077
Avery Dennison Corp.	610	69,613
Axalta Coating Systems Ltd. *	1,342	42,488
Ball Corp.	2,196	87,642
Bemis Co., Inc.	610	28,621
Berry Global Group, Inc. *	854	51,044
Cabot Corp.	366	22,414
Celanese Corp., Series A	854	91,583
CF Industries Holdings, Inc.	1,464	54,856
Crown Holdings, Inc. *	854	51,009
DowDuPont, Inc.	14,518	1,044,715
Eagle Materials, Inc.	304	34,027
Eastman Chemical Co.	854	78,884
Ecolab, Inc.	1,586	215,569
FMC Corp.	854	80,618
Freeport-McMoRan, Inc. *	8,296	115,480
Graphic Packaging Holding Co.	1,952	29,885
Huntsman Corp.	1,342	42,890
International Flavors & Fragrances, Inc.	488	75,855
International Paper Co.	2,562	145,035
LyondellBasell Industries N.V., Class A	1,962	205,421
Martin Marietta Materials, Inc.	374	77,938
Monsanto Co.	2,806	332,062
NewMarket Corp.	43	17,222
Newmont Mining Corp.	3,294	121,845
Nucor Corp.	1,952	112,240
Olin Corp.	976	34,785
Packaging Corp. of America	610	72,346
Platform Specialty Products Corp. *	1,342	13,353
PPG Industries, Inc.	1,586	185,324
Praxair, Inc.	1,830	281,674
Reliance Steel & Aluminum Co.	488	38,362
Royal Gold, Inc.	384	31,765
RPM International, Inc.	854	45,236
Sealed Air Corp.	1,220	58,621
Sensient Technologies Corp.	244	18,917
Silgan Holdings, Inc.	488	14,093
Sonoco Products Co.	610	32,641
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	1,464	56,364
The Chemours Co.	1,220	62,708
The Mosaic Co.	2,196	53,341
The Scotts Miracle-Gro Co., Class A	244	24,132
The Sherwin-Williams Co.	516	206,101
United States Steel Corp.	1,098	31,754
Valvoline, Inc.	1,220	30,085
Vulcan Materials Co.	854	107,305
W.R. Grace & Co.	366	26,832
Westlake Chemical Corp.	244	23,895
WestRock Co.	1,586	98,982
		5,199,707

Media 2.7%
AMC Networks, Inc., Class A *	366	18,864
Cable One, Inc.	35	24,038
CBS Corp., Class B Non-Voting Shares	2,196	123,108
Charter Communications, Inc., Class A *	1,246	406,458
Cinemark Holdings, Inc.	610	22,027
Comcast Corp., Class A	29,280	1,099,171
Discovery Communications, Inc., Class A *	976	18,563
Discovery Communications, Inc., Class C *	1,220	22,058
DISH Network Corp., Class A *	1,464	74,152
Liberty Broadband Corp., Class C *	976	84,863
Liberty Global plc, Class A *	1,393	44,242
Liberty Global plc, Class C *	3,660	112,838
Liberty Media Corp. — Liberty SiriusXM, Class A *	610	24,870
Liberty Media Corp. — Liberty SiriusXM, Class C *	976	39,831
Lions Gate Entertainment Corp., Class B *	732	22,721
Live Nation Entertainment, Inc. *	854	38,754
News Corp., Class A	2,318	37,459
Omnicom Group, Inc.	1,464	104,588
Scripps Networks Interactive, Inc., Class A	610	49,922
Sirius XM Holdings, Inc.	9,150	50,325
TEGNA, Inc.	1,342	17,822
The Interpublic Group of Cos., Inc.	2,440	48,263
The Madison Square Garden Co., Class A *	122	26,431
The Walt Disney Co.	9,638	1,010,255
Time Warner, Inc.	4,808	439,980
Twenty-First Century Fox, Inc., Class A	6,466	206,524
Twenty-First Century Fox, Inc., Class B	2,684	83,607
Viacom, Inc., Class B	2,196	62,191
		4,313,925

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	9,882	957,763
ACADIA Pharmaceuticals, Inc. *	610	18,453
Agilent Technologies, Inc.	1,952	135,156
Alexion Pharmaceuticals, Inc. *	1,350	148,244
Alkermes plc *	976	51,035
Allergan plc	2,074	360,523
Alnylam Pharmaceuticals, Inc. *	488	65,656
Amgen, Inc.	4,514	792,929
Bio-Rad Laboratories, Inc., Class A *	122	33,099
Bio-Techne Corp.	244	32,879
Biogen, Inc. *	1,342	432,352
BioMarin Pharmaceutical, Inc. *	1,098	94,208
Bristol-Myers Squibb Co.	10,126	639,862
Bruker Corp.	610	21,460
Catalent, Inc. *	732	29,126
Celgene Corp. *	4,880	492,050
Charles River Laboratories International, Inc. *	244	25,425
Eli Lilly & Co.	5,978	505,978
Exelixis, Inc. *	1,708	46,253
Gilead Sciences, Inc.	8,052	602,129

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Illumina, Inc. *	976	224,509
Incyte Corp. *	1,098	108,691
Ionis Pharmaceuticals, Inc. *	732	40,619
IQVIA Holdings, Inc. *	976	99,562
Jazz Pharmaceuticals plc *	366	51,145
Johnson & Johnson	16,836	2,345,760
Mallinckrodt plc *	610	13,310
Merck & Co., Inc.	17,202	950,755
Mettler-Toledo International, Inc. *	158	99,415
Mylan N.V. *	3,294	120,330
Neurocrine Biosciences, Inc. *	488	35,082
OPKO Health, Inc. *	2,196	11,529
PerkinElmer, Inc.	732	53,934
Perrigo Co., plc	854	74,477
Pfizer, Inc.	37,332	1,353,658
PRA Health Sciences, Inc. *	366	30,147
Regeneron Pharmaceuticals, Inc. *	488	176,588
Seattle Genetics, Inc. *	610	37,167
TESARO, Inc. *	244	20,642
Thermo Fisher Scientific, Inc.	2,490	479,972
United Therapeutics Corp. *	244	31,718
Vertex Pharmaceuticals, Inc. *	1,586	228,844
Waters Corp. *	488	96,219
Zoetis, Inc.	3,050	220,485
		12,389,138

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	610	77,507
American Campus Communities, Inc.	854	36,192
American Homes 4 Rent, Class A	1,464	31,447
American Tower Corp.	2,684	386,308
Apartment Investment & Management Co., Class A	976	43,032
Apple Hospitality REIT, Inc.	1,342	26,142
AvalonBay Communities, Inc.	854	154,856
Boston Properties, Inc.	976	122,371
Brixmor Property Group, Inc.	1,830	33,068
Camden Property Trust	610	55,681
CBRE Group, Inc., Class A *	1,830	79,349
Colony NorthStar, Inc., Class A	3,416	41,641
CoreCivic, Inc.	732	17,209
Cousins Properties, Inc.	2,562	22,981
Crown Castle International Corp.	2,562	289,506
CubeSmart	1,098	31,337
CyrusOne, Inc.	610	37,064
DCT Industrial Trust, Inc.	610	36,685
DDR Corp.	1,830	13,963
Digital Realty Trust, Inc.	1,220	142,374
Douglas Emmett, Inc.	976	39,343
Duke Realty Corp.	2,196	61,773
EPR Properties	366	24,822
Equinix, Inc.	488	226,671
Equity Commonwealth *	732	22,004
Equity LifeStyle Properties, Inc.	488	44,071
Equity Residential	2,318	154,889
Essex Property Trust, Inc.	488	120,531
Extra Space Storage, Inc.	732	62,483
Federal Realty Investment Trust	488	64,518
First Industrial Realty Trust, Inc.	732	23,827
Forest City Realty Trust, Inc., Class A	1,708	40,907
Gaming & Leisure Properties, Inc.	1,220	44,310
GGP, Inc.	3,904	91,744
Gramercy Property Trust	976	27,836
HCP, Inc.	2,928	77,416
Healthcare Realty Trust, Inc.	732	23,988
Healthcare Trust of America, Inc., Class A	1,220	37,320
Highwoods Properties, Inc.	610	30,982
Hospitality Properties Trust	976	29,270
Security	Number of Shares	Value ($)
Host Hotels & Resorts, Inc.	4,514	89,332
Hudson Pacific Properties, Inc.	976	34,775
Iron Mountain, Inc.	1,586	64,820
JBG SMITH Properties	610	20,319
Jones Lang LaSalle, Inc.	302	46,052
Kilroy Realty Corp.	610	45,982
Kimco Realty Corp.	2,684	49,708
Lamar Advertising Co., Class A	488	36,712
LaSalle Hotel Properties	732	20,818
Liberty Property Trust	854	38,327
Life Storage, Inc.	244	21,914
Medical Properties Trust, Inc.	2,196	30,063
Mid-America Apartment Communities, Inc.	732	74,986
National Retail Properties, Inc.	976	40,084
Omega Healthcare Investors, Inc.	1,220	32,757
Outfront Media, Inc.	854	20,035
Paramount Group, Inc.	1,220	19,727
Park Hotels & Resorts, Inc.	854	24,937
Prologis, Inc.	3,294	218,162
PS Business Parks, Inc.	122	16,172
Public Storage	976	208,005
Rayonier, Inc.	854	26,944
Realogy Holdings Corp.	854	23,835
Realty Income Corp.	1,708	94,452
Regency Centers Corp.	854	57,910
Retail Properties of America, Inc., Class A	1,464	19,120
Ryman Hospitality Properties, Inc.	366	25,430
SBA Communications Corp. *	732	124,257
Senior Housing Properties Trust	1,464	28,036
Simon Property Group, Inc.	1,952	315,736
SL Green Realty Corp.	610	62,360
Spirit Realty Capital, Inc.	2,806	23,963
STORE Capital Corp.	976	25,200
Sun Communities, Inc.	488	45,413
Sunstone Hotel Investors, Inc.	1,342	22,425
Tanger Factory Outlet Centers, Inc.	610	15,274
Taubman Centers, Inc.	366	21,481
The Howard Hughes Corp. *	244	30,256
The Macerich Co.	732	47,397
UDR, Inc.	1,708	67,176
Uniti Group, Inc. *	976	15,714
Ventas, Inc.	2,196	140,566
VEREIT, Inc.	5,978	46,628
Vornado Realty Trust	1,098	85,227
Weingarten Realty Investors	732	24,119
Welltower, Inc.	2,318	156,372
Weyerhaeuser Co.	4,636	164,022
WP Carey, Inc.	610	43,420
		5,833,838

Retailing 5.2%
Advance Auto Parts, Inc.	488	49,288
Amazon.com, Inc. *	2,485	2,924,224
AutoNation, Inc. *	610	33,776
AutoZone, Inc. *	172	118,123
Bed Bath & Beyond, Inc.	1,001	22,412
Best Buy Co., Inc.	1,600	95,376
Burlington Stores, Inc. *	488	51,909
CarMax, Inc. *	1,119	77,110
Dick’s Sporting Goods, Inc.	488	14,377
Dollar General Corp.	1,606	141,457
Dollar Tree, Inc. *	1,464	150,441
Expedia, Inc.	732	89,670
Foot Locker, Inc.	854	36,585
Genuine Parts Co.	864	80,326
Kohl’s Corp.	1,098	52,671
L Brands, Inc.	1,586	88,927
Liberty Interactive Corp. QVC Group, Class A *	2,562	62,513

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Ventures, Series A *	488	27,235
LKQ Corp. *	1,952	76,948
Lowe’s Cos., Inc.	5,246	437,359
Macy’s, Inc.	1,980	47,124
Netflix, Inc. *	2,684	503,465
Nordstrom, Inc.	732	33,269
O'Reilly Automotive, Inc. *	544	128,498
Penske Automotive Group, Inc.	244	11,800
Pool Corp.	244	30,656
Ross Stores, Inc.	2,440	185,513
Sally Beauty Holdings, Inc. *	854	14,561
Signet Jewelers Ltd.	366	19,138
Target Corp.	3,416	204,618
The Gap, Inc.	1,342	43,360
The Home Depot, Inc.	7,320	1,316,282
The Michaels Cos., Inc. *	732	15,811
The Priceline Group, Inc. *	306	532,351
The TJX Cos., Inc.	4,026	304,164
Tiffany & Co.	610	57,645
Tractor Supply Co.	760	51,862
TripAdvisor, Inc. *	651	22,538
Ulta Salon, Cosmetics & Fragrance, Inc. *	366	81,146
Williams-Sonoma, Inc.	488	24,966
		8,259,494

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	5,002	54,472
Analog Devices, Inc.	2,318	199,603
Applied Materials, Inc.	6,588	347,649
Broadcom Ltd.	2,562	712,082
Cavium, Inc. *	488	41,714
Cirrus Logic, Inc. *	366	20,218
Cypress Semiconductor Corp.	2,074	33,205
First Solar, Inc. *	488	30,305
Integrated Device Technology, Inc. *	854	25,697
Intel Corp.	29,524	1,323,856
KLA-Tencor Corp.	976	99,786
Lam Research Corp.	1,006	193,484
Marvell Technology Group Ltd.	2,684	59,961
Maxim Integrated Products, Inc.	1,708	89,380
Microchip Technology, Inc.	1,464	127,353
Micron Technology, Inc. *	6,851	290,414
Microsemi Corp. *	732	38,686
MKS Instruments, Inc.	366	34,514
Monolithic Power Systems, Inc.	244	28,877
NVIDIA Corp.	3,782	759,085
ON Semiconductor Corp. *	2,562	51,445
Qorvo, Inc. *	732	56,057
QUALCOMM, Inc.	9,150	607,011
Skyworks Solutions, Inc.	1,098	115,004
Teradyne, Inc.	1,220	49,373
Texas Instruments, Inc.	6,100	593,469
Xilinx, Inc.	1,586	110,243
		6,092,943

Software & Services 13.8%
Accenture plc, Class A	3,904	577,831
Activision Blizzard, Inc.	4,636	289,286
Adobe Systems, Inc. *	3,050	553,484
Akamai Technologies, Inc. *	1,098	61,246
Alliance Data Systems Corp.	267	63,885
Alphabet, Inc., Class A *	1,861	1,928,312
Alphabet, Inc., Class C *	1,880	1,920,251
Amdocs Ltd.	854	55,758
ANSYS, Inc. *	488	72,317
Aspen Technology, Inc. *	488	32,657
Autodesk, Inc. *	1,342	147,217
Security	Number of Shares	Value ($)
Automatic Data Processing, Inc.	2,800	320,488
Booz Allen Hamilton Holding Corp.	976	37,761
Broadridge Financial Solutions, Inc.	732	66,070
CA, Inc.	1,952	64,553
Cadence Design Systems, Inc. *	1,708	74,998
Cars.com, Inc. *	488	11,829
CDK Global, Inc.	854	59,003
Citrix Systems, Inc. *	854	74,836
Cognizant Technology Solutions Corp., Class A	3,660	264,545
CoStar Group, Inc. *	244	74,413
CSRA, Inc.	976	28,236
DST Systems, Inc.	366	22,904
DXC Technology Co.	1,718	165,169
eBay, Inc. *	6,100	211,487
Electronic Arts, Inc. *	1,952	207,595
EPAM Systems, Inc. *	366	37,127
Euronet Worldwide, Inc. *	366	33,434
Facebook, Inc., Class A *	14,884	2,637,147
Fair Isaac Corp.	244	38,323
Fidelity National Information Services, Inc.	2,074	195,640
First Data Corp., Class A *	2,684	44,152
Fiserv, Inc. *	1,342	176,406
FleetCor Technologies, Inc. *	610	110,941
Fortinet, Inc. *	976	41,051
Gartner, Inc. *	610	73,743
Genpact Ltd.	732	23,600
Global Payments, Inc.	976	98,147
GrubHub, Inc. *	488	32,969
Guidewire Software, Inc. *	488	36,302
IAC/InterActiveCorp *	488	62,108
International Business Machines Corp.	5,368	826,511
Intuit, Inc.	1,464	230,170
j2 Global, Inc.	254	19,167
Jack Henry & Associates, Inc.	488	56,276
Leidos Holdings, Inc.	854	54,289
Manhattan Associates, Inc. *	488	21,643
MasterCard, Inc., Class A	5,856	881,152
MAXIMUS, Inc.	366	25,283
Microsoft Corp.	47,946	4,035,615
Nuance Communications, Inc. *	1,586	24,646
Oracle Corp.	18,666	915,754
Paychex, Inc.	1,952	131,389
PayPal Holdings, Inc. *	6,954	526,626
Proofpoint, Inc. *	244	21,972
PTC, Inc. *	732	46,614
Red Hat, Inc. *	1,098	139,183
Sabre Corp.	1,342	26,719
salesforce.com, Inc. *	4,270	445,446
Science Applications International Corp.	244	18,105
ServiceNow, Inc. *	1,098	135,054
Splunk, Inc. *	854	68,397
SS&C Technologies Holdings, Inc.	1,098	45,336
Symantec Corp.	3,782	109,565
Synopsys, Inc. *	976	88,211
Take-Two Interactive Software, Inc. *	732	81,655
Teradata Corp. *	732	27,823
The Ultimate Software Group, Inc. *	244	51,491
The Western Union Co.	2,806	55,250
Total System Services, Inc.	976	72,575
Twitter, Inc. *	3,904	80,344
Tyler Technologies, Inc. *	244	44,633
Vantiv, Inc., Class A *	976	73,200
VeriSign, Inc. *	488	56,169
Visa, Inc., Class A	11,346	1,277,446
VMware, Inc., Class A *	488	58,614
WEX, Inc. *	244	31,408
Workday, Inc., Class A *	854	87,962

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yelp, Inc. *	488	21,740
Zillow Group, Inc., Class C *	610	25,034
		21,965,688

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	1,952	176,832
Apple, Inc.	32,208	5,534,945
Arista Networks, Inc. *	284	66,206
ARRIS International plc *	1,098	32,907
Arrow Electronics, Inc. *	548	44,240
Avnet, Inc.	732	30,312
Belden, Inc.	244	20,664
CDW Corp.	976	68,330
Ciena Corp. *	854	18,575
Cisco Systems, Inc.	31,232	1,164,954
Cognex Corp.	530	73,442
Coherent, Inc. *	158	46,130
CommScope Holding Co., Inc. *	1,220	43,908
Corning, Inc.	5,612	181,773
F5 Networks, Inc. *	366	49,117
Finisar Corp. *	732	14,647
FLIR Systems, Inc.	854	39,779
Harris Corp.	732	105,774
Hewlett Packard Enterprise Co.	10,126	141,258
HP, Inc.	10,248	219,820
IPG Photonics Corp. *	244	55,871
Jabil, Inc.	1,098	31,677
Juniper Networks, Inc.	2,318	64,348
Keysight Technologies, Inc. *	1,098	47,763
Littelfuse, Inc.	122	24,754
Motorola Solutions, Inc.	976	91,851
National Instruments Corp.	610	26,809
NCR Corp. *	732	22,904
NetApp, Inc.	1,708	96,519
Palo Alto Networks, Inc. *	610	88,907
Seagate Technology plc	1,830	70,565
SYNNEX Corp.	244	33,233
TE Connectivity Ltd.	2,196	207,390
Trimble, Inc. *	1,586	66,596
Ubiquiti Networks, Inc. *	122	8,153
ViaSat, Inc. *	366	27,172
Western Digital Corp.	1,830	144,314
Xerox Corp.	1,342	39,804
Zebra Technologies Corp., Class A *	366	40,377
		9,262,620

Telecommunication Services 1.9%
AT&T, Inc.	38,186	1,389,207
CenturyLink, Inc.	6,128	89,407
Frontier Communications Corp.	488	4,148
Sprint Corp. *	4,148	24,847
T-Mobile US, Inc. *	1,830	111,758
Verizon Communications, Inc.	25,498	1,297,593
Zayo Group Holdings, Inc. *	1,098	38,803
		2,955,763

Transportation 2.1%
Alaska Air Group, Inc.	732	50,632
AMERCO	30	11,120
American Airlines Group, Inc.	2,684	135,515
Avis Budget Group, Inc. *	488	18,593
C.H. Robinson Worldwide, Inc.	854	73,999
CSX Corp.	5,612	312,869
Delta Air Lines, Inc.	4,148	219,512
Expeditors International of Washington, Inc.	1,098	71,128
FedEx Corp.	1,586	367,096
Security	Number of Shares	Value ($)
Genesee & Wyoming, Inc., Class A *	366	28,848
J.B. Hunt Transport Services, Inc.	488	54,236
JetBlue Airways Corp. *	2,074	44,529
Kansas City Southern	610	68,405
Kirby Corp. *	366	24,632
Landstar System, Inc.	244	25,181
Macquarie Infrastructure Corp.	488	32,589
Norfolk Southern Corp.	1,830	253,693
Old Dominion Freight Line, Inc.	366	47,302
Ryder System, Inc.	366	30,188
Southwest Airlines Co.	3,416	207,249
Spirit Airlines, Inc. *	488	20,803
Union Pacific Corp.	5,124	648,186
United Continental Holdings, Inc. *	1,586	100,426
United Parcel Service, Inc., Class B	4,270	518,592
XPO Logistics, Inc. *	610	48,208
		3,413,531

Utilities 3.2%
AES Corp.	4,026	42,595
Alliant Energy Corp.	1,464	66,041
Ameren Corp.	1,464	93,637
American Electric Power Co., Inc.	3,050	236,772
American Water Works Co., Inc.	1,098	100,533
Aqua America, Inc.	1,098	41,713
Atmos Energy Corp.	628	57,958
Avangrid, Inc.	366	19,424
Black Hills Corp.	366	21,415
Calpine Corp. *	2,196	32,984
CenterPoint Energy, Inc.	2,684	80,547
CMS Energy Corp.	1,708	85,229
Consolidated Edison, Inc.	1,952	173,806
Dominion Energy, Inc.	4,026	338,707
DTE Energy Co.	1,098	126,896
Duke Energy Corp.	4,392	391,679
Edison International	2,074	168,554
Entergy Corp.	1,098	94,955
Eversource Energy	1,952	126,587
Exelon Corp.	5,978	249,342
FirstEnergy Corp.	2,684	91,632
Great Plains Energy, Inc.	1,342	46,044
Hawaiian Electric Industries, Inc.	732	28,072
IDACORP, Inc.	366	36,165
MDU Resources Group, Inc.	1,220	34,099
National Fuel Gas Co.	488	28,694
NextEra Energy, Inc.	2,928	462,741
NiSource, Inc.	1,952	53,739
NRG Energy, Inc.	1,830	50,600
OGE Energy Corp.	1,220	43,627
ONE Gas, Inc.	366	29,006
PG&E Corp.	3,172	172,049
Pinnacle West Capital Corp.	732	67,205
Portland General Electric Co.	610	30,280
PPL Corp.	4,270	156,581
Public Service Enterprise Group, Inc.	3,172	168,306
SCANA Corp.	854	36,867
Sempra Energy	1,586	191,890
Southwest Gas Holdings, Inc.	244	20,969
The Southern Co.	6,222	318,566
UGI Corp.	1,098	53,813
Vectren Corp.	488	33,916
WEC Energy Group, Inc.	1,952	135,645
Westar Energy, Inc.	854	48,857

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WGL Holdings, Inc.	366	30,942
Xcel Energy, Inc.	3,172	163,707
		5,083,386
Total Common Stock
(Cost $153,660,450)		158,368,499

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	66,390	66,390
Total Other Investment Company
(Cost $66,390)		66,390

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	2	264,790	5,786
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2017:
	Balance of Shares Held at 10/11/17 (a)	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	—	7,380	(60)	7,320	$30,552	$98	$456
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$158,368,499	$—	$—	$158,368,499
Other Investment Company[1]	66,390	—	—	66,390
Futures Contracts[2]	5,786	—	—	5,786
Total	$158,440,675	$—	$—	$158,440,675
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	40,389	3,160,843
Autoliv, Inc.	39,819	5,093,646
BorgWarner, Inc.	84,387	4,698,668
Delphi Automotive plc	121,061	12,671,455
Ford Motor Co.	1,733,552	21,704,071
General Motors Co.	589,668	25,408,794
Harley-Davidson, Inc.	78,202	3,925,740
Lear Corp.	32,221	5,828,457
Tesla, Inc. *	58,990	18,219,062
The Goodyear Tire & Rubber Co.	116,613	3,774,763
		104,485,499

Banks 6.3%
Bank of America Corp.	4,398,032	123,892,562
BB&T Corp.	363,170	17,947,861
BOK Financial Corp.	13,384	1,191,176
CIT Group, Inc.	65,580	3,268,507
Citigroup, Inc.	1,220,977	92,183,764
Citizens Financial Group, Inc.	229,010	9,320,707
Comerica, Inc.	77,407	6,448,777
Cullen/Frost Bankers, Inc.	29,489	2,902,013
East West Bancorp, Inc.	64,072	3,942,991
Fifth Third Bancorp	321,057	9,795,449
First Republic Bank	71,030	6,786,206
Huntington Bancshares, Inc.	500,042	7,200,605
JPMorgan Chase & Co.	1,582,564	165,409,589
KeyCorp	481,680	9,142,286
M&T Bank Corp.	68,087	11,503,299
New York Community Bancorp, Inc.	218,317	2,912,349
People's United Financial, Inc.	161,986	3,080,974
Regions Financial Corp.	544,365	9,031,015
Signature Bank *	26,405	3,624,878
SunTrust Banks, Inc.	211,979	13,064,266
SVB Financial Group *	22,266	5,068,632
TFS Financial Corp.	28,696	437,040
The PNC Financial Services Group, Inc.	214,709	30,179,497
U.S. Bancorp	720,454	39,733,038
Wells Fargo & Co.	2,011,137	113,568,906
Zions Bancorp	94,740	4,694,367
		696,330,754

Capital Goods 7.4%
3M Co.	267,269	64,983,785
A.O. Smith Corp.	63,972	4,057,104
Acuity Brands, Inc.	19,270	3,303,263
AGCO Corp.	28,298	2,002,932
Allegion plc	39,794	3,348,267
Allison Transmission Holdings, Inc.	70,394	2,888,970
AMETEK, Inc.	102,706	7,465,699
Arconic, Inc.	189,971	4,675,186
Carlisle Cos., Inc.	29,174	3,354,135
Security	Number of Shares	Value ($)
Caterpillar, Inc.	266,934	37,677,734
Colfax Corp. *	51,086	1,903,464
Cummins, Inc.	71,301	11,935,787
Deere & Co.	143,683	21,532,334
Donaldson Co., Inc.	56,460	2,817,354
Dover Corp.	73,288	7,160,970
Eaton Corp. plc	197,069	15,328,027
Emerson Electric Co.	284,152	18,418,733
Fastenal Co.	126,761	6,641,009
Flowserve Corp.	56,946	2,424,761
Fluor Corp.	58,621	2,837,843
Fortive Corp.	139,573	10,419,124
Fortune Brands Home & Security, Inc.	70,723	4,838,868
General Dynamics Corp.	124,872	25,868,484
General Electric Co.	3,878,942	70,945,849
Graco, Inc.	25,464	3,350,808
HD Supply Holdings, Inc. *	89,321	3,303,091
HEICO Corp.	13,056	1,179,740
HEICO Corp., Class A	18,960	1,439,064
Honeywell International, Inc.	344,265	53,691,569
Hubbell, Inc.	22,735	2,859,836
Huntington Ingalls Industries, Inc.	21,227	5,129,929
IDEX Corp.	36,030	4,884,587
Illinois Tool Works, Inc.	139,364	23,587,357
Ingersoll-Rand plc	113,219	9,920,249
Jacobs Engineering Group, Inc.	56,407	3,701,991
Johnson Controls International plc	423,013	15,922,209
L3 Technologies, Inc.	34,414	6,834,276
Lennox International, Inc.	18,140	3,804,684
Lincoln Electric Holdings, Inc.	26,348	2,401,357
Lockheed Martin Corp.	113,231	36,134,277
Masco Corp.	140,784	6,041,041
Nordson Corp.	24,862	3,191,286
Northrop Grumman Corp.	77,524	23,830,878
Orbital ATK, Inc.	25,864	3,412,496
Owens Corning	46,711	4,126,917
PACCAR, Inc.	155,785	10,956,359
Parker-Hannifin Corp.	58,558	10,979,039
Pentair plc	77,415	5,508,851
Quanta Services, Inc. *	71,011	2,691,317
Raytheon Co.	130,517	24,948,325
Rockwell Automation, Inc.	56,608	10,929,873
Rockwell Collins, Inc.	74,921	9,912,798
Roper Technologies, Inc.	46,882	12,527,339
Sensata Technologies Holding N.V. *	82,743	4,133,013
Snap-on, Inc.	26,583	4,503,958
Spirit AeroSystems Holdings, Inc., Class A	53,910	4,541,917
Stanley Black & Decker, Inc.	68,451	11,611,343
Textron, Inc.	119,444	6,654,225
The Boeing Co.	249,321	69,012,053
The Middleby Corp. *	24,612	3,138,522
The Toro Co.	48,146	3,141,527
TransDigm Group, Inc.	22,286	6,324,544
Trinity Industries, Inc.	67,855	2,419,031
United Rentals, Inc. *	36,846	5,876,200
United Technologies Corp.	332,777	40,415,767

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	25,031	5,539,611
WABCO Holdings, Inc. *	21,217	3,170,881
Wabtec Corp.	39,528	3,039,703
Xylem, Inc.	77,718	5,388,966
		822,942,486

Commercial & Professional Services 0.7%
Cintas Corp.	36,608	5,763,564
Copart, Inc. *	92,848	4,007,320
Equifax, Inc.	54,033	6,166,246
IHS Markit Ltd. *	162,586	7,254,587
KAR Auction Services, Inc.	63,266	3,186,708
ManpowerGroup, Inc.	32,206	4,151,353
Nielsen Holdings plc	148,212	5,442,345
Republic Services, Inc.	99,100	6,435,554
Robert Half International, Inc.	57,314	3,269,191
Rollins, Inc.	47,815	2,216,225
Stericycle, Inc. *	40,050	2,655,715
The Dun & Bradstreet Corp.	14,782	1,819,812
TransUnion *	72,208	4,008,988
Verisk Analytics, Inc. *	68,109	6,567,070
Waste Management, Inc.	183,313	15,077,494
		78,022,172

Consumer Durables & Apparel 1.2%
Carter's, Inc.	19,147	2,074,003
D.R. Horton, Inc.	149,804	7,640,004
Garmin Ltd.	49,938	3,100,151
Hanesbrands, Inc.	169,808	3,547,289
Hasbro, Inc.	53,924	5,016,010
Leggett & Platt, Inc.	59,687	2,879,301
Lennar Corp., B Shares	5,969	306,357
Lennar Corp., Class A	87,793	5,511,644
Lululemon Athletica, Inc. *	41,818	2,800,133
Mattel, Inc.	154,365	2,817,161
Michael Kors Holdings Ltd. *	70,575	4,124,403
Mohawk Industries, Inc. *	28,503	8,055,233
Newell Brands, Inc.	222,466	6,889,772
NIKE, Inc., Class B	593,359	35,850,751
NVR, Inc. *	1,634	5,678,150
Polaris Industries, Inc.	26,048	3,308,356
PulteGroup, Inc.	130,535	4,455,160
PVH Corp.	35,332	4,753,921
Ralph Lauren Corp.	22,029	2,096,059
Tapestry, Inc.	132,788	5,535,932
Toll Brothers, Inc.	60,693	3,054,679
Under Armour, Inc., Class A *(a)	77,244	1,026,573
Under Armour, Inc., Class C *(a)	89,476	1,067,449
VF Corp.	147,894	10,790,346
Whirlpool Corp.	33,369	5,625,012
		138,003,849

Consumer Services 2.0%
Aramark	113,320	4,827,432
Carnival Corp.	183,619	12,052,751
Chipotle Mexican Grill, Inc. *	10,728	3,265,496
Darden Restaurants, Inc.	53,954	4,549,401
Domino's Pizza, Inc.	21,420	3,987,547
Dunkin' Brands Group, Inc.	42,935	2,563,220
H&R Block, Inc.	102,698	2,688,634
Hilton Worldwide Holdings, Inc.	91,107	7,066,259
Las Vegas Sands Corp.	162,838	11,283,045
Marriott International, Inc., Class A	142,856	18,142,712
McDonald's Corp.	363,649	62,536,719
MGM Resorts International	234,739	8,009,295
Norwegian Cruise Line Holdings Ltd. *	77,819	4,214,677
Security	Number of Shares	Value ($)
Royal Caribbean Cruises Ltd.	76,073	9,423,923
Service Corp. International	88,450	3,268,227
ServiceMaster Global Holdings, Inc. *	58,732	2,870,820
Starbucks Corp.	654,258	37,829,198
Vail Resorts, Inc.	17,959	4,043,648
Wyndham Worldwide Corp.	45,654	5,131,053
Wynn Resorts Ltd.	35,604	5,628,280
Yum! Brands, Inc.	155,445	12,974,994
		226,357,331

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	25,177	5,001,915
AGNC Investment Corp.	169,049	3,364,075
Ally Financial, Inc.	194,481	5,223,760
American Express Co.	329,414	32,187,042
Ameriprise Financial, Inc.	66,353	10,830,800
Annaly Capital Management, Inc.	527,559	6,156,614
Berkshire Hathaway, Inc., Class B *	864,601	166,876,639
BlackRock, Inc.	55,769	27,950,865
Capital One Financial Corp.	218,123	20,067,316
Cboe Global Markets, Inc.	50,370	6,217,169
CME Group, Inc.	152,645	22,826,533
Discover Financial Services	164,168	11,590,261
E*TRADE Financial Corp. *	124,290	5,983,321
Eaton Vance Corp.	52,729	2,914,859
FactSet Research Systems, Inc.	17,625	3,522,885
Franklin Resources, Inc.	153,017	6,633,287
Intercontinental Exchange, Inc.	264,645	18,908,885
Invesco Ltd.	183,436	6,634,880
Janus Henderson Group plc	78,844	2,938,516
Lazard Ltd., Class A	56,592	2,787,156
Leucadia National Corp.	148,796	3,914,823
MarketAxess Holdings, Inc.	16,053	3,134,669
Moody's Corp.	73,982	11,231,947
Morgan Stanley	642,245	33,146,264
MSCI, Inc.	39,473	5,080,175
Nasdaq, Inc.	53,393	4,226,590
Northern Trust Corp.	95,105	9,299,367
Raymond James Financial, Inc.	60,699	5,359,722
S&P Global, Inc.	115,856	19,171,851
Santander Consumer USA Holdings, Inc.	42,172	727,045
SEI Investments Co.	60,361	4,247,000
Starwood Property Trust, Inc.	112,884	2,447,325
State Street Corp.	168,494	16,065,903
Synchrony Financial	333,996	11,987,116
T. Rowe Price Group, Inc.	106,934	11,005,647
TD Ameritrade Holding Corp.	115,767	5,923,797
The Bank of New York Mellon Corp.	467,691	25,601,405
The Charles Schwab Corp. (b)	526,601	25,692,863
The Goldman Sachs Group, Inc.	163,132	40,398,009
Voya Financial, Inc.	81,330	3,594,786
		610,873,082

Energy 5.6%
Anadarko Petroleum Corp.	250,122	12,028,367
Andeavor	63,668	6,715,064
Antero Resources Corp. *	98,219	1,866,161
Apache Corp.	172,214	7,203,712
Baker Hughes a GE Co.	197,659	5,876,402
Cabot Oil & Gas Corp.	202,614	5,865,675
Cheniere Energy, Inc. *	90,580	4,376,826
Chevron Corp.	850,829	101,240,143
Cimarex Energy Co.	43,449	5,044,863
Concho Resources, Inc. *	68,911	9,637,892
ConocoPhillips	545,619	27,761,095
Continental Resources, Inc. *	35,438	1,677,280
Core Laboratories N.V.	17,924	1,805,843

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Devon Energy Corp.	232,433	8,955,643
Diamondback Energy, Inc. *	42,420	4,636,930
Energen Corp. *	42,644	2,407,680
EOG Resources, Inc.	257,409	26,338,089
EQT Corp.	108,886	6,489,606
Exxon Mobil Corp.	1,909,228	159,019,600
Halliburton Co.	391,522	16,357,789
Helmerich & Payne, Inc.	49,459	2,897,308
Hess Corp.	121,511	5,574,925
HollyFrontier Corp.	78,320	3,483,674
Kinder Morgan, Inc.	867,090	14,939,961
Marathon Oil Corp.	380,302	5,643,682
Marathon Petroleum Corp.	226,305	14,173,482
Murphy Oil Corp.	67,208	1,878,464
National Oilwell Varco, Inc.	165,050	5,537,427
Newfield Exploration Co. *	85,888	2,656,516
Noble Energy, Inc.	221,187	5,817,218
Occidental Petroleum Corp.	347,215	24,478,657
ONEOK, Inc.	170,497	8,848,794
Parsley Energy, Inc., Class A *	104,151	2,797,496
Phillips 66	193,960	18,922,738
Pioneer Natural Resources Co.	75,626	11,800,681
Range Resources Corp.	114,700	2,066,894
Schlumberger Ltd.	622,509	39,124,691
Targa Resources Corp.	93,737	4,068,186
TechnipFMC plc	208,443	5,969,807
The Williams Cos., Inc.	379,159	11,014,569
Valero Energy Corp.	201,453	17,248,406
Weatherford International plc *	387,743	1,279,552
		625,527,788

Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	16,720	2,018,940
Costco Wholesale Corp.	197,405	36,407,404
CVS Health Corp.	454,563	34,819,526
Sysco Corp.	220,998	12,758,214
The Kroger Co.	407,917	10,548,734
US Foods Holding Corp. *	60,255	1,754,626
Wal-Mart Stores, Inc.	661,950	64,361,398
Walgreens Boots Alliance, Inc.	390,489	28,411,980
		191,080,822

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	860,724	58,382,909
Archer-Daniels-Midland Co.	249,204	9,938,256
Brown-Forman Corp., Class A	21,724	1,310,174
Brown-Forman Corp., Class B	92,800	5,549,440
Bunge Ltd.	61,437	4,110,750
Campbell Soup Co.	88,734	4,374,586
ConAgra Brands, Inc.	180,697	6,745,419
Constellation Brands, Inc., Class A	77,673	16,900,868
Dr. Pepper Snapple Group, Inc.	84,776	7,645,947
General Mills, Inc.	260,890	14,755,938
Hormel Foods Corp.	119,402	4,352,203
Ingredion, Inc.	32,148	4,451,855
Kellogg Co.	112,375	7,434,730
Lamb Weston Holdings, Inc.	64,122	3,486,313
McCormick & Co., Inc. Non-Voting Shares	54,384	5,556,957
Molson Coors Brewing Co., Class B	82,270	6,425,287
Mondelez International, Inc., Class A	684,432	29,389,510
Monster Beverage Corp. *	186,089	11,662,198
PepsiCo, Inc.	641,433	74,739,773
Philip Morris International, Inc.	696,947	71,611,304
Pilgrim's Pride Corp. *	25,573	937,762
Pinnacle Foods, Inc.	54,305	3,162,180
Post Holdings, Inc. *	30,979	2,461,282
Security	Number of Shares	Value ($)
The Coca-Cola Co.	1,721,663	78,800,516
The Hain Celestial Group, Inc. *	44,366	1,823,443
The Hershey Co.	63,359	7,028,414
The J.M. Smucker Co.	53,328	6,221,778
The Kraft Heinz Co.	268,917	21,881,776
TreeHouse Foods, Inc. *	25,809	1,187,730
Tyson Foods, Inc., Class A	134,101	11,029,807
		483,359,105

Health Care Equipment & Services 5.6%
Abbott Laboratories	787,085	44,367,981
ABIOMED, Inc. *	17,635	3,436,003
Aetna, Inc.	148,882	26,825,559
Align Technology, Inc. *	32,319	8,431,381
AmerisourceBergen Corp.	74,156	6,289,912
Anthem, Inc.	118,572	27,859,677
Baxter International, Inc.	223,046	14,616,204
Becton Dickinson & Co.	103,713	23,668,344
Boston Scientific Corp. *	612,680	16,101,230
C.R. Bard, Inc.	32,187	10,812,901
Cardinal Health, Inc.	141,945	8,401,725
Centene Corp. *	76,270	7,786,404
Cerner Corp. *	141,147	9,977,681
Cigna Corp.	112,527	23,825,342
Danaher Corp.	276,013	26,044,587
DaVita, Inc. *	66,944	4,087,601
DENTSPLY SIRONA, Inc.	101,769	6,819,541
DexCom, Inc. *	39,316	2,297,234
Edwards Lifesciences Corp. *	95,881	11,237,253
Envision Healthcare Corp. *	53,280	1,701,230
Express Scripts Holding Co. *	257,421	16,778,701
HCA Healthcare, Inc. *	131,294	11,159,990
Henry Schein, Inc. *	71,072	5,078,094
Hologic, Inc. *	126,934	5,295,686
Humana, Inc.	64,780	16,898,511
IDEXX Laboratories, Inc. *	39,031	6,104,839
Intuitive Surgical, Inc. *	50,156	20,051,366
Laboratory Corp. of America Holdings *	46,137	7,302,103
McKesson Corp.	93,859	13,866,729
MEDNAX, Inc. *	38,718	1,927,769
Medtronic plc	612,137	50,274,812
Quest Diagnostics, Inc.	63,488	6,251,028
ResMed, Inc.	64,956	5,547,242
STERIS plc	37,270	3,352,809
Stryker Corp.	143,988	22,462,128
Teleflex, Inc.	21,246	5,641,238
The Cooper Cos., Inc.	21,378	5,155,946
UnitedHealth Group, Inc.	435,717	99,417,548
Universal Health Services, Inc., Class B	39,174	4,244,503
Varian Medical Systems, Inc. *	39,625	4,428,094
Veeva Systems, Inc., Class A *	48,576	2,924,761
WellCare Health Plans, Inc. *	19,660	4,187,383
West Pharmaceutical Services, Inc.	35,172	3,514,738
Zimmer Biomet Holdings, Inc.	92,136	10,789,126
		617,242,934

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	113,404	5,340,194
Colgate-Palmolive Co.	396,566	28,731,207
Coty, Inc., Class A	209,168	3,603,965
Edgewell Personal Care Co. *	25,273	1,465,581
Herbalife Ltd. *(a)	26,898	1,886,626
Kimberly-Clark Corp.	161,239	19,309,983
Spectrum Brands Holdings, Inc.	11,362	1,305,267
The Clorox Co.	56,914	7,927,551

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	102,339	12,774,977
The Procter & Gamble Co.	1,143,560	102,908,964
		185,254,315

Insurance 2.9%
Aflac, Inc.	177,279	15,536,732
Alleghany Corp. *	7,121	4,164,361
American Financial Group, Inc.	31,790	3,339,857
American International Group, Inc.	404,402	24,247,944
Aon plc	113,678	15,939,929
Arch Capital Group Ltd. *	56,212	5,322,714
Arthur J. Gallagher & Co.	83,002	5,464,022
Assurant, Inc.	25,209	2,542,832
Athene Holding Ltd., Class A *	33,131	1,592,607
Axis Capital Holdings Ltd.	34,228	1,793,205
Brighthouse Financial, Inc. *	44,375	2,608,806
Brown & Brown, Inc.	53,002	2,716,353
Chubb Ltd.	207,815	31,610,740
Cincinnati Financial Corp.	71,850	5,369,351
CNA Financial Corp.	14,216	773,066
Erie Indemnity Co., Class A	5,818	720,792
Everest Re Group Ltd.	18,364	4,032,734
FNF Group	128,086	5,182,360
Lincoln National Corp.	100,469	7,690,902
Loews Corp.	120,465	6,056,980
Markel Corp. *	6,274	6,944,691
Marsh & McLennan Cos., Inc.	227,913	19,128,738
MetLife, Inc.	475,381	25,518,452
Principal Financial Group, Inc.	116,327	8,234,788
Prudential Financial, Inc.	194,845	22,570,845
Reinsurance Group of America, Inc.	28,420	4,605,461
RenaissanceRe Holdings Ltd.	18,131	2,405,077
The Allstate Corp.	163,552	16,790,248
The Hartford Financial Services Group, Inc.	163,302	9,380,067
The Progressive Corp.	265,301	14,108,707
The Travelers Cos., Inc.	123,082	16,686,227
Torchmark Corp.	50,219	4,461,958
Unum Group	95,520	5,408,342
W.R. Berkley Corp.	45,927	3,174,474
Willis Towers Watson plc	60,960	9,802,368
XL Group Ltd.	119,889	4,654,091
		320,580,821

Materials 3.2%
Air Products & Chemicals, Inc.	99,508	16,223,784
Albemarle Corp.	48,023	6,450,449
Alcoa Corp. *	77,344	3,210,549
Ashland Global Holdings, Inc.	29,027	2,147,418
Avery Dennison Corp.	39,381	4,494,160
Axalta Coating Systems Ltd. *	93,582	2,962,806
Ball Corp.	155,392	6,201,695
Berry Global Group, Inc. *	63,108	3,771,965
Celanese Corp., Series A	60,993	6,540,889
CF Industries Holdings, Inc.	105,841	3,965,862
Crown Holdings, Inc. *	59,707	3,566,299
DowDuPont, Inc.	1,045,723	75,250,227
Eastman Chemical Co.	67,813	6,263,887
Ecolab, Inc.	117,006	15,903,456
FMC Corp.	63,425	5,987,320
Freeport-McMoRan, Inc. *	596,620	8,304,950
Huntsman Corp.	88,069	2,814,685
International Flavors & Fragrances, Inc.	35,110	5,457,498
International Paper Co.	189,325	10,717,688
LyondellBasell Industries N.V., Class A	145,331	15,216,156
Martin Marietta Materials, Inc.	28,246	5,886,184
Monsanto Co.	197,231	23,340,317
Security	Number of Shares	Value ($)
NewMarket Corp.	3,987	1,596,873
Newmont Mining Corp.	238,936	8,838,243
Nucor Corp.	146,431	8,419,783
Packaging Corp. of America	40,231	4,771,397
PPG Industries, Inc.	116,081	13,564,065
Praxair, Inc.	127,243	19,585,243
Reliance Steel & Aluminum Co.	32,144	2,526,840
Royal Gold, Inc.	29,660	2,453,475
RPM International, Inc.	63,873	3,383,353
Sealed Air Corp.	89,057	4,279,189
Sonoco Products Co.	44,144	2,362,145
Steel Dynamics, Inc.	105,510	4,062,135
The Chemours Co.	83,196	4,276,274
The Mosaic Co.	158,338	3,846,030
The Sherwin-Williams Co.	36,510	14,582,824
Vulcan Materials Co.	57,827	7,265,963
W.R. Grace & Co.	31,856	2,335,363
Westlake Chemical Corp.	17,689	1,732,284
WestRock Co.	113,920	7,109,747
		351,669,470

Media 2.8%
Altice USA, Inc., Class A *	25,064	447,392
CBS Corp., Class B Non-Voting Shares	169,452	9,499,479
Charter Communications, Inc., Class A *	90,117	29,397,067
Comcast Corp., Class A	2,108,970	79,170,734
Discovery Communications, Inc., Class A *	63,152	1,201,151
Discovery Communications, Inc., Class C *	89,882	1,625,067
DISH Network Corp., Class A *	102,464	5,189,802
Liberty Broadband Corp., Class A *	12,584	1,078,575
Liberty Broadband Corp., Class C *	67,906	5,904,427
Liberty Global plc, Class A *	119,489	3,794,971
Liberty Global plc, Class C *	265,781	8,194,028
Liberty Media Corp. - Liberty Formula One, Class A *	17,008	591,708
Liberty Media Corp. - Liberty Formula One, Class C *	91,848	3,343,267
Liberty Media Corp. - Liberty SiriusXM, Class A *	42,538	1,734,274
Liberty Media Corp. - Liberty SiriusXM, Class C *	71,734	2,927,465
Lions Gate Entertainment Corp., Class A *	43,024	1,407,315
Lions Gate Entertainment Corp., Class B *	36,820	1,142,893
Live Nation Entertainment, Inc. *	56,204	2,550,537
News Corp., Class A	163,359	2,639,881
News Corp., Class B	43,948	720,747
Omnicom Group, Inc.	101,590	7,257,590
Scripps Networks Interactive, Inc., Class A	46,223	3,782,890
Sirius XM Holdings, Inc. (a)	667,974	3,673,857
The Interpublic Group of Cos., Inc.	179,108	3,542,756
The Walt Disney Co.	691,828	72,517,411
Time Warner, Inc.	350,499	32,074,163
Twenty-First Century Fox, Inc., Class A	482,121	15,398,945
Twenty-First Century Fox, Inc., Class B	186,028	5,794,772
Viacom, Inc., Class B	162,887	4,612,960
		311,216,124

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	713,340	69,136,913
Agilent Technologies, Inc.	145,005	10,040,146
Alexion Pharmaceuticals, Inc. *	99,533	10,929,719

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alkermes plc *	65,178	3,408,158
Allergan plc	151,012	26,250,416
Alnylam Pharmaceuticals, Inc. *	36,240	4,875,730
Amgen, Inc.	329,939	57,957,085
Biogen, Inc. *	94,678	30,502,411
BioMarin Pharmaceutical, Inc. *	77,282	6,630,796
Bioverativ, Inc. *	48,076	2,404,761
Bristol-Myers Squibb Co.	732,595	46,292,678
Celgene Corp. *	350,367	35,327,505
Eli Lilly & Co.	436,180	36,918,275
Exelixis, Inc. *	125,020	3,385,542
Gilead Sciences, Inc.	589,267	44,065,386
Illumina, Inc. *	65,106	14,976,333
INC Research Holdings, Inc., Class A *	25,164	963,781
Incyte Corp. *	78,134	7,734,485
Ionis Pharmaceuticals, Inc. *	53,402	2,963,277
IQVIA Holdings, Inc. *	68,469	6,984,523
Jazz Pharmaceuticals plc *	28,255	3,948,354
Johnson & Johnson	1,206,051	168,039,086
Merck & Co., Inc.	1,232,577	68,124,531
Mettler-Toledo International, Inc. *	11,243	7,074,208
Mylan N.V. *	239,308	8,741,921
PerkinElmer, Inc.	49,158	3,621,961
Perrigo Co., plc	61,177	5,335,246
Pfizer, Inc.	2,684,873	97,353,495
Regeneron Pharmaceuticals, Inc. *	35,044	12,681,022
Seattle Genetics, Inc. *	46,035	2,804,912
TESARO, Inc. *	16,708	1,413,497
Thermo Fisher Scientific, Inc.	179,431	34,587,120
United Therapeutics Corp. *	18,670	2,426,913
Vertex Pharmaceuticals, Inc. *	112,543	16,238,829
Waters Corp. *	35,461	6,991,845
Zoetis, Inc.	226,007	16,338,046
		877,468,906

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	44,069	5,599,407
American Campus Communities, Inc.	57,283	2,427,654
American Homes 4 Rent, Class A	104,007	2,234,070
American Tower Corp.	194,428	27,984,022
Apartment Investment & Management Co., Class A	71,599	3,156,800
AvalonBay Communities, Inc.	63,199	11,459,875
Boston Properties, Inc.	68,477	8,585,646
Brixmor Property Group, Inc.	135,230	2,443,606
Camden Property Trust	40,402	3,687,895
CBRE Group, Inc., Class A *	128,148	5,556,497
Colony NorthStar, Inc., Class A	246,740	3,007,761
Crown Castle International Corp.	181,305	20,487,465
Digital Realty Trust, Inc.	92,037	10,740,718
Douglas Emmett, Inc.	68,753	2,771,433
Duke Realty Corp.	154,926	4,358,068
Equinix, Inc.	34,659	16,098,759
Equity LifeStyle Properties, Inc.	41,671	3,763,308
Equity Residential	161,953	10,821,699
Essex Property Trust, Inc.	28,846	7,124,674
Extra Space Storage, Inc.	57,504	4,908,541
Federal Realty Investment Trust	32,718	4,325,647
Forest City Realty Trust, Inc., Class A	125,270	3,000,216
Gaming & Leisure Properties, Inc.	88,975	3,231,572
GGP, Inc.	267,737	6,291,819
HCP, Inc.	204,309	5,401,930
Healthcare Trust of America, Inc., Class A	90,500	2,768,395
Highwoods Properties, Inc.	51,506	2,615,990
Host Hotels & Resorts, Inc.	334,411	6,617,994
Invitation Homes, Inc.	128,153	3,018,003
Iron Mountain, Inc.	118,732	4,852,577
Security	Number of Shares	Value ($)
JBG SMITH Properties	38,920	1,296,425
Jones Lang LaSalle, Inc.	22,089	3,368,352
Kilroy Realty Corp.	42,512	3,204,555
Kimco Realty Corp.	190,742	3,532,542
Lamar Advertising Co., Class A	36,874	2,774,031
Liberty Property Trust	69,206	3,105,965
Mid-America Apartment Communities, Inc.	51,556	5,281,397
National Retail Properties, Inc.	65,319	2,682,651
Omega Healthcare Investors, Inc.	87,948	2,361,404
Park Hotels & Resorts, Inc.	72,636	2,120,971
Prologis, Inc.	236,316	15,651,209
Public Storage	66,806	14,237,695
Realogy Holdings Corp.	64,152	1,790,482
Realty Income Corp.	119,314	6,598,064
Regency Centers Corp.	64,390	4,366,286
SBA Communications Corp. *	53,392	9,063,292
Senior Housing Properties Trust	112,966	2,163,299
Simon Property Group, Inc.	141,238	22,845,246
SL Green Realty Corp.	47,970	4,903,973
Spirit Realty Capital, Inc.	217,794	1,859,961
Sun Communities, Inc.	35,772	3,328,942
The Macerich Co.	53,132	3,440,297
UDR, Inc.	119,408	4,696,317
Ventas, Inc.	157,925	10,108,779
VEREIT, Inc.	441,203	3,441,383
Vornado Realty Trust	77,840	6,041,941
Weingarten Realty Investors	61,607	2,029,951
Welltower, Inc.	161,663	10,905,786
Weyerhaeuser Co.	334,471	11,833,584
WP Carey, Inc.	44,594	3,174,201
		371,551,022

Retailing 5.3%
Advance Auto Parts, Inc.	33,716	3,405,316
Amazon.com, Inc. *	179,163	210,830,060
AutoNation, Inc. *(a)	29,275	1,620,957
AutoZone, Inc. *	12,095	8,306,362
Bed Bath & Beyond, Inc.	63,775	1,427,922
Best Buy Co., Inc.	120,149	7,162,082
Burlington Stores, Inc. *	31,883	3,391,395
CarMax, Inc. *	80,874	5,573,027
Dollar General Corp.	119,743	10,546,963
Dollar Tree, Inc. *	109,978	11,301,339
Expedia, Inc.	54,346	6,657,385
Foot Locker, Inc.	58,381	2,501,042
Genuine Parts Co.	63,112	5,867,523
Kohl's Corp.	77,041	3,695,657
L Brands, Inc.	119,686	6,710,794
Liberty Interactive Corp. QVC Group, Class A *	195,100	4,760,440
Liberty Ventures, Series A *	34,059	1,900,833
LKQ Corp. *	138,993	5,479,104
Lowe's Cos., Inc.	377,681	31,487,265
Macy's, Inc.	148,469	3,533,562
Netflix, Inc. *	194,581	36,499,504
Nordstrom, Inc.	53,096	2,413,213
O'Reilly Automotive, Inc. *	40,706	9,615,164
Ross Stores, Inc.	172,896	13,145,283
Signet Jewelers Ltd.	29,859	1,561,327
Target Corp.	242,195	14,507,481
The Gap, Inc.	95,986	3,101,308
The Home Depot, Inc.	528,044	94,952,872
The Michaels Cos., Inc. *	49,918	1,078,229
The Priceline Group, Inc. *	21,950	38,186,634
The TJX Cos., Inc.	284,042	21,459,373
Tiffany & Co.	45,919	4,339,346
Tractor Supply Co.	59,852	4,084,300

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TripAdvisor, Inc. *	50,303	1,741,490
Ulta Salon, Cosmetics & Fragrance, Inc. *	25,560	5,666,908
Williams-Sonoma, Inc.	35,443	1,813,264
		590,324,724

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	378,841	4,125,579
Analog Devices, Inc.	163,346	14,065,724
Applied Materials, Inc.	480,861	25,375,035
Broadcom Ltd.	182,421	50,702,093
First Solar, Inc. *	35,612	2,211,505
Intel Corp.	2,119,505	95,038,604
KLA-Tencor Corp.	73,606	7,525,478
Lam Research Corp.	71,758	13,801,216
Marvell Technology Group Ltd.	189,906	4,242,500
Maxim Integrated Products, Inc.	123,209	6,447,527
Microchip Technology, Inc.	105,463	9,174,226
Micron Technology, Inc. *	499,980	21,194,152
Microsemi Corp. *	52,680	2,784,138
NVIDIA Corp.	270,484	54,288,844
ON Semiconductor Corp. *	191,108	3,837,449
Qorvo, Inc. *	54,129	4,145,199
QUALCOMM, Inc.	666,112	44,189,870
Skyworks Solutions, Inc.	84,264	8,825,811
Teradyne, Inc.	90,800	3,674,676
Texas Instruments, Inc.	446,635	43,453,119
Xilinx, Inc.	112,396	7,812,646
		426,915,391

Software & Services 14.1%
Accenture plc, Class A	276,618	40,942,230
Activision Blizzard, Inc.	338,306	21,110,294
Adobe Systems, Inc. *	223,309	40,523,884
Akamai Technologies, Inc. *	78,610	4,384,866
Alliance Data Systems Corp.	21,477	5,138,802
Alphabet, Inc., Class A *	134,034	138,882,010
Alphabet, Inc., Class C *	136,000	138,911,760
ANSYS, Inc. *	38,631	5,724,728
Autodesk, Inc. *	98,381	10,792,396
Automatic Data Processing, Inc.	201,419	23,054,419
Broadridge Financial Solutions, Inc.	51,038	4,606,690
CA, Inc.	137,608	4,550,696
Cadence Design Systems, Inc. *	121,355	5,328,698
CDK Global, Inc.	58,989	4,075,550
Citrix Systems, Inc. *	67,293	5,896,886
Cognizant Technology Solutions Corp., Class A	264,070	19,086,980
CoStar Group, Inc. *	15,916	4,853,902
CSRA, Inc.	76,159	2,203,280
Dell Technologies, Inc., Class V *	90,682	7,094,960
DXC Technology Co.	130,766	12,571,843
eBay, Inc. *	444,142	15,398,403
Electronic Arts, Inc. *	137,248	14,596,325
Facebook, Inc., Class A *	1,065,527	188,790,074
Fidelity National Information Services, Inc.	147,789	13,940,936
First Data Corp., Class A *	186,497	3,067,876
Fiserv, Inc. *	93,984	12,354,197
FleetCor Technologies, Inc. *	40,878	7,434,482
Fortinet, Inc. *	64,529	2,714,090
Gartner, Inc. *	39,691	4,798,245
Global Payments, Inc.	67,468	6,784,582
IAC/InterActiveCorp *	32,100	4,085,367
International Business Machines Corp.	387,324	59,636,276
Intuit, Inc.	108,228	17,015,606
Jack Henry & Associates, Inc.	35,398	4,082,097
Leidos Holdings, Inc.	64,066	4,072,676
Security	Number of Shares	Value ($)
LogMeIn, Inc.	23,312	2,774,128
MasterCard, Inc., Class A	418,514	62,973,802
Microsoft Corp.	3,459,647	291,198,488
Nuance Communications, Inc. *	112,507	1,748,359
Oracle Corp.	1,354,191	66,436,610
Paychex, Inc.	145,862	9,817,971
PayPal Holdings, Inc. *	508,155	38,482,578
PTC, Inc. *	51,628	3,287,671
Red Hat, Inc. *	80,795	10,241,574
Sabre Corp.	105,412	2,098,753
salesforce.com, Inc. *	306,449	31,968,760
ServiceNow, Inc. *	77,893	9,580,839
Snap, Inc., Class A *(a)	81,596	1,124,393
Splunk, Inc. *	60,940	4,880,685
Square, Inc., Class A *	112,964	4,430,448
SS&C Technologies Holdings, Inc.	82,424	3,403,287
Symantec Corp.	275,126	7,970,400
Synopsys, Inc. *	68,993	6,235,587
Take-Two Interactive Software, Inc. *	47,776	5,329,413
Teradata Corp. *	56,631	2,152,544
The Ultimate Software Group, Inc. *	12,361	2,608,542
The Western Union Co.	214,091	4,215,452
Total System Services, Inc.	78,686	5,851,091
Twitter, Inc. *	296,936	6,110,943
Tyler Technologies, Inc. *	14,648	2,679,412
Vantiv, Inc., Class A *	76,169	5,712,675
VeriSign, Inc. *	37,276	4,290,468
Visa, Inc., Class A	824,331	92,811,427
VMware, Inc., Class A *	32,896	3,951,138
Workday, Inc., Class A *	61,869	6,372,507
Zillow Group, Inc., Class A *	21,522	883,693
Zillow Group, Inc., Class C *	51,418	2,110,195
		1,562,239,939

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	141,161	12,787,775
Apple, Inc.	2,321,963	399,029,341
Arista Networks, Inc. *	21,287	4,962,425
Arrow Electronics, Inc. *	42,238	3,409,874
Avnet, Inc.	59,687	2,471,639
CDW Corp.	70,294	4,921,283
Cisco Systems, Inc.	2,241,908	83,623,168
Cognex Corp.	39,172	5,428,064
CommScope Holding Co., Inc. *	84,420	3,038,276
Corning, Inc.	404,083	13,088,248
F5 Networks, Inc. *	28,549	3,831,276
FLIR Systems, Inc.	60,374	2,812,221
Harris Corp.	53,184	7,685,088
Hewlett Packard Enterprise Co.	749,427	10,454,507
HP, Inc.	747,046	16,024,137
IPG Photonics Corp. *	17,008	3,894,492
Jabil, Inc.	80,753	2,329,724
Juniper Networks, Inc.	165,724	4,600,498
Keysight Technologies, Inc. *	81,224	3,533,244
Motorola Solutions, Inc.	72,012	6,777,049
National Instruments Corp.	42,357	1,861,590
NCR Corp. *	53,078	1,660,811
NetApp, Inc.	121,623	6,872,916
Palo Alto Networks, Inc. *	40,057	5,838,308
Seagate Technology plc	130,510	5,032,466
TE Connectivity Ltd.	161,588	15,260,371
Trimble, Inc. *	120,782	5,071,636
Western Digital Corp.	133,690	10,542,793
Xerox Corp.	88,067	2,612,067
		649,455,287

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 1.9%
AT&T, Inc.	2,764,685	100,579,240
CenturyLink, Inc.	454,270	6,627,799
Sprint Corp. *	293,314	1,756,951
T-Mobile US, Inc. *	128,407	7,841,816
Verizon Communications, Inc.	1,827,536	93,003,307
Zayo Group Holdings, Inc. *	82,513	2,916,009
		212,725,122

Transportation 2.2%
Alaska Air Group, Inc.	53,326	3,688,559
AMERCO	2,800	1,037,876
American Airlines Group, Inc.	194,782	9,834,543
C.H. Robinson Worldwide, Inc.	64,300	5,571,595
CSX Corp.	408,484	22,772,983
Delta Air Lines, Inc.	299,704	15,860,336
Expeditors International of Washington, Inc.	78,709	5,098,769
FedEx Corp.	110,759	25,636,278
Genesee & Wyoming, Inc., Class A *	29,418	2,318,727
J.B. Hunt Transport Services, Inc.	39,245	4,361,689
JetBlue Airways Corp. *	148,542	3,189,197
Kansas City Southern	45,622	5,116,051
Macquarie Infrastructure Corp.	39,507	2,638,277
Norfolk Southern Corp.	130,690	18,117,555
Old Dominion Freight Line, Inc.	31,586	4,082,175
Southwest Airlines Co.	248,058	15,049,679
Union Pacific Corp.	357,628	45,239,942
United Continental Holdings, Inc. *	116,183	7,356,707
United Parcel Service, Inc., Class B	308,415	37,457,002
XPO Logistics, Inc. *	43,824	3,463,411
		237,891,351

Utilities 3.2%
AES Corp.	312,395	3,305,139
Alliant Energy Corp.	103,937	4,688,598
Ameren Corp.	114,254	7,307,686
American Electric Power Co., Inc.	219,257	17,020,921
American Water Works Co., Inc.	79,283	7,259,151
Aqua America, Inc.	85,433	3,245,600
Atmos Energy Corp.	44,798	4,134,407
Avangrid, Inc.	26,735	1,418,826
Calpine Corp. *	165,546	2,486,501
CenterPoint Energy, Inc.	201,019	6,032,580
CMS Energy Corp.	127,139	6,344,236
Consolidated Edison, Inc.	142,181	12,659,796
Dominion Energy, Inc.	287,214	24,163,314
DTE Energy Co.	80,709	9,327,539
Duke Energy Corp.	316,999	28,269,971
Edison International	145,820	11,850,791
Entergy Corp.	77,799	6,728,058
Eversource Energy	141,778	9,194,303
Security	Number of Shares	Value ($)
Exelon Corp.	428,854	17,887,500
FirstEnergy Corp.	202,500	6,913,350
Great Plains Energy, Inc.	93,652	3,213,200
National Fuel Gas Co.	35,152	2,066,938
NextEra Energy, Inc.	209,248	33,069,554
NiSource, Inc.	137,510	3,785,650
NRG Energy, Inc.	130,245	3,601,274
OGE Energy Corp.	84,288	3,014,139
PG&E Corp.	233,252	12,651,589
Pinnacle West Capital Corp.	51,345	4,713,984
PPL Corp.	313,244	11,486,658
Public Service Enterprise Group, Inc.	228,639	12,131,585
SCANA Corp.	67,354	2,907,672
Sempra Energy	113,644	13,749,788
The Southern Co.	444,668	22,767,002
UGI Corp.	78,503	3,847,432
Vistra Energy Corp.	135,844	2,567,452
WEC Energy Group, Inc.	141,194	9,811,571
Westar Energy, Inc.	63,494	3,632,492
Xcel Energy, Inc.	232,257	11,986,784
		351,243,031
Total Common Stock
(Cost $8,416,085,528)		11,042,761,325

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	13,142,416	13,142,416

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	8,989,679	8,989,679
Total Other Investment Companies
(Cost $22,132,095)		22,132,095

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	250	33,098,750	785,680
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,692,871.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2017:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	520,057	27,000	(20,456)	526,601	$4,638,127	($44,289)	$41,588

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,042,761,325	$—	$—	$11,042,761,325
Other Investment Companies[1]	22,132,095	—	—	22,132,095
Futures Contracts[2]	785,680	—	—	785,680
Total	$11,065,679,100	$—	$—	$11,065,679,100
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.5%
Lear Corp.	28,496	5,154,642
Tesla, Inc. *(a)	56,231	17,366,944
		22,521,586

Banks 0.5%
CIT Group, Inc.	57,942	2,887,829
East West Bancorp, Inc.	62,419	3,841,265
First Republic Bank	65,177	6,227,011
Signature Bank *	24,862	3,413,055
SVB Financial Group *	22,043	5,017,869
Zions Bancorp	88,871	4,403,558
		25,790,587

Capital Goods 7.5%
3M Co.	256,374	62,334,774
A.O. Smith Corp.	61,761	3,916,883
Acuity Brands, Inc.	18,410	3,155,842
Allegion plc	40,348	3,394,881
AMETEK, Inc.	101,569	7,383,051
Carlisle Cos., Inc.	27,266	3,134,772
Colfax Corp. *	41,043	1,529,262
Cummins, Inc.	67,433	11,288,284
Deere & Co.	138,173	20,706,606
Dover Corp.	66,125	6,461,074
Fastenal Co.	122,569	6,421,390
Fortive Corp.	130,032	9,706,889
Fortune Brands Home & Security, Inc.	65,247	4,464,200
Graco, Inc.	23,548	3,098,681
HD Supply Holdings, Inc. *	84,664	3,130,875
HEICO Corp.	10,771	973,267
HEICO Corp., Class A	19,689	1,494,395
Hubbell, Inc.	23,388	2,941,976
Huntington Ingalls Industries, Inc.	19,469	4,705,073
IDEX Corp.	32,843	4,452,525
Lennox International, Inc.	16,443	3,448,755
Lockheed Martin Corp.	107,933	34,443,579
Nordson Corp.	22,475	2,884,891
Northrop Grumman Corp.	74,203	22,810,002
Owens Corning	47,969	4,238,061
Pentair plc	70,476	5,015,072
Quanta Services, Inc. *	66,784	2,531,114
Roper Technologies, Inc.	43,738	11,687,231
Sensata Technologies Holding N.V. *	72,624	3,627,569
Snap-on, Inc.	24,442	4,141,208
Spirit AeroSystems Holdings, Inc., Class A	49,629	4,181,243
Stanley Black & Decker, Inc.	64,942	11,016,111
Textron, Inc.	114,397	6,373,057
The Boeing Co.	238,333	65,970,574
The Middleby Corp. *	25,580	3,261,962
The Toro Co.	45,243	2,952,106
TransDigm Group, Inc.	20,262	5,750,153
Security	Number of Shares	Value ($)
Trinity Industries, Inc.	63,252	2,254,934
United Rentals, Inc. *	35,289	5,627,890
W.W. Grainger, Inc.	21,815	4,827,878
WABCO Holdings, Inc. *	22,387	3,345,737
Wabtec Corp.	37,970	2,919,893
		378,003,720

Commercial & Professional Services 0.9%
Cintas Corp.	36,725	5,781,984
Copart, Inc. *	86,043	3,713,616
Equifax, Inc.	50,809	5,798,323
IHS Markit Ltd. *	154,997	6,915,966
KAR Auction Services, Inc.	58,285	2,935,815
Robert Half International, Inc.	56,138	3,202,112
Rollins, Inc.	41,948	1,944,290
Stericycle, Inc. *	35,951	2,383,911
TransUnion *	63,582	3,530,073
Verisk Analytics, Inc. *	65,275	6,293,815
		42,499,905

Consumer Durables & Apparel 2.0%
Carter's, Inc.	20,091	2,176,257
D.R. Horton, Inc.	150,053	7,652,703
Lennar Corp., B Shares	5,693	292,139
Lennar Corp., Class A	85,388	5,360,659
Lululemon Athletica, Inc. *	41,333	2,767,658
Michael Kors Holdings Ltd. *	64,375	3,762,075
Mohawk Industries, Inc. *	27,222	7,693,209
Newell Brands, Inc.	209,438	6,486,295
NIKE, Inc., Class B	565,975	34,196,210
NVR, Inc. *	1,445	5,021,375
Polaris Industries, Inc.	24,665	3,132,702
PulteGroup, Inc.	119,699	4,085,327
PVH Corp.	32,668	4,395,479
Ralph Lauren Corp.	23,535	2,239,355
Toll Brothers, Inc.	67,686	3,406,636
Under Armour, Inc., Class A *(a)	77,206	1,026,068
Under Armour, Inc., Class C *(a)	77,997	930,504
Whirlpool Corp.	31,526	5,314,338
		99,938,989

Consumer Services 2.0%
Chipotle Mexican Grill, Inc. *	10,712	3,260,626
Domino's Pizza, Inc.	20,252	3,770,112
Dunkin' Brands Group, Inc.	36,596	2,184,781
Hilton Worldwide Holdings, Inc.	88,998	6,902,685
Marriott International, Inc., Class A	134,461	17,076,547
MGM Resorts International	220,794	7,533,491
Norwegian Cruise Line Holdings Ltd. *	76,350	4,135,116
Royal Caribbean Cruises Ltd.	74,815	9,268,082
ServiceMaster Global Holdings, Inc. *	56,667	2,769,883
Starbucks Corp.	620,108	35,854,645

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vail Resorts, Inc.	16,827	3,788,767
Wynn Resorts Ltd.	34,812	5,503,081
		102,047,816

Diversified Financials 7.1%
Affiliated Managers Group, Inc.	23,536	4,675,897
Ameriprise Financial, Inc.	63,992	10,445,414
Berkshire Hathaway, Inc., Class B *	826,118	159,449,035
BlackRock, Inc.	53,584	26,855,765
Cboe Global Markets, Inc.	50,341	6,213,590
E*TRADE Financial Corp. *	115,272	5,549,194
FactSet Research Systems, Inc.	17,119	3,421,746
Intercontinental Exchange, Inc.	250,835	17,922,161
Leucadia National Corp.	130,891	3,443,742
MarketAxess Holdings, Inc.	16,633	3,247,926
Moody's Corp.	71,011	10,780,890
Morgan Stanley	604,009	31,172,904
MSCI, Inc.	38,415	4,944,011
Raymond James Financial, Inc.	55,590	4,908,597
S&P Global, Inc.	109,630	18,141,572
SEI Investments Co.	54,446	3,830,821
T. Rowe Price Group, Inc.	103,973	10,700,901
TD Ameritrade Holding Corp.	107,048	5,477,646
The Charles Schwab Corp. (b)	507,135	24,743,117
		355,924,929

Energy 3.0%
Anadarko Petroleum Corp.	241,041	11,591,662
Antero Resources Corp. *	89,701	1,704,319
Baker Hughes a GE Co.	184,320	5,479,834
Cabot Oil & Gas Corp.	199,368	5,771,704
Cheniere Energy, Inc. *	85,385	4,125,803
Cimarex Energy Co.	40,573	4,710,931
Concho Resources, Inc. *	64,450	9,013,977
Continental Resources, Inc. *	35,350	1,673,115
Core Laboratories N.V.	18,724	1,886,443
Diamondback Energy, Inc. *	43,114	4,712,791
EOG Resources, Inc.	248,140	25,389,685
EQT Corp.	101,570	6,053,572
Halliburton Co.	376,783	15,741,994
Parsley Energy, Inc., Class A *	100,999	2,712,833
Pioneer Natural Resources Co.	73,340	11,443,973
Schlumberger Ltd.	595,400	37,420,890
Weatherford International plc *	417,496	1,377,737
		150,811,263

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	16,417	1,982,353
Costco Wholesale Corp.	188,633	34,789,584
US Foods Holding Corp. *	62,564	1,821,864
Walgreens Boots Alliance, Inc.	372,573	27,108,411
		65,702,212

Food, Beverage & Tobacco 1.4%
Brown-Forman Corp., Class A	27,144	1,637,055
Brown-Forman Corp., Class B	82,155	4,912,869
Constellation Brands, Inc., Class A	73,474	15,987,208
Molson Coors Brewing Co., Class B	78,915	6,163,261
Monster Beverage Corp. *	176,842	11,082,688
Post Holdings, Inc. *	26,934	2,139,906
The Hain Celestial Group, Inc. *	44,900	1,845,390
The Hershey Co.	61,803	6,855,807
The J.M. Smucker Co.	48,754	5,688,129
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	25,858	1,189,985
Tyson Foods, Inc., Class A	122,451	10,071,595
		67,573,893

Health Care Equipment & Services 9.6%
ABIOMED, Inc. *	18,260	3,557,778
Aetna, Inc.	141,378	25,473,488
Align Technology, Inc. *	31,373	8,184,588
AmerisourceBergen Corp.	69,069	5,858,433
Becton Dickinson & Co.	96,662	22,059,235
Boston Scientific Corp. *	592,779	15,578,232
C.R. Bard, Inc.	30,725	10,321,756
Centene Corp. *	74,708	7,626,940
Cerner Corp. *	134,173	9,484,689
Cigna Corp.	107,257	22,709,525
Danaher Corp.	260,488	24,579,648
DaVita, Inc. *	66,893	4,084,487
DENTSPLY SIRONA, Inc.	98,679	6,612,480
DexCom, Inc. *	35,460	2,071,928
Edwards Lifesciences Corp. *	89,906	10,536,983
Envision Healthcare Corp. *	51,455	1,642,958
Express Scripts Holding Co. *	246,243	16,050,119
HCA Healthcare, Inc. *	126,485	10,751,225
Henry Schein, Inc. *	69,076	4,935,480
Hologic, Inc. *	122,323	5,103,316
Humana, Inc.	61,910	16,149,843
IDEXX Laboratories, Inc. *	37,858	5,921,370
Intuitive Surgical, Inc. *	47,907	19,152,260
Laboratory Corp. of America Holdings *	43,359	6,862,429
McKesson Corp.	90,926	13,433,407
MEDNAX, Inc. *	40,698	2,026,353
Medtronic plc	581,182	47,732,478
ResMed, Inc.	61,336	5,238,094
STERIS plc	35,965	3,235,411
Stryker Corp.	138,769	21,647,964
Teleflex, Inc.	19,209	5,100,374
The Cooper Cos., Inc.	21,124	5,094,686
UnitedHealth Group, Inc.	414,762	94,636,246
Universal Health Services, Inc., Class B	36,780	3,985,113
Varian Medical Systems, Inc. *	39,726	4,439,380
Veeva Systems, Inc., Class A *	50,419	3,035,728
WellCare Health Plans, Inc. *	18,889	4,023,168
West Pharmaceutical Services, Inc.	32,864	3,284,100
		482,221,692

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	108,328	5,101,166
Coty, Inc., Class A	200,920	3,461,852
Herbalife Ltd. *(a)	29,985	2,103,148
Spectrum Brands Holdings, Inc.	9,963	1,144,549
The Clorox Co.	55,418	7,719,173
The Estee Lauder Cos., Inc., Class A	95,017	11,860,972
		31,390,860

Insurance 1.1%
Alleghany Corp. *	6,442	3,767,282
Aon plc	108,838	15,261,265
Arch Capital Group Ltd. *	58,296	5,520,048
Athene Holding Ltd., Class A *	32,818	1,577,561
Erie Indemnity Co., Class A	7,624	944,537
Everest Re Group Ltd.	17,262	3,790,735
Markel Corp. *	5,915	6,547,314
RenaissanceRe Holdings Ltd.	16,948	2,248,152
W.R. Berkley Corp.	41,886	2,895,160

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Willis Towers Watson plc	57,524	9,249,859
XL Group Ltd.	110,581	4,292,755
		56,094,668

Materials 2.5%
Alcoa Corp. *	73,203	3,038,657
Axalta Coating Systems Ltd. *	90,142	2,853,896
Ball Corp.	153,819	6,138,916
Berry Global Group, Inc. *	55,691	3,328,651
Crown Holdings, Inc. *	59,012	3,524,787
Ecolab, Inc.	110,703	15,046,752
FMC Corp.	56,327	5,317,269
International Flavors & Fragrances, Inc.	33,203	5,161,074
Martin Marietta Materials, Inc.	27,372	5,704,051
Monsanto Co.	188,540	22,311,824
NewMarket Corp.	4,126	1,652,545
Packaging Corp. of America	40,997	4,862,244
Praxair, Inc.	122,216	18,811,487
Royal Gold, Inc.	27,134	2,244,524
Sealed Air Corp.	80,668	3,876,097
The Sherwin-Williams Co.	35,166	14,046,004
Vulcan Materials Co.	55,957	7,030,997
		124,949,775

Media 4.1%
Altice USA, Inc., Class A *	27,307	487,430
Charter Communications, Inc., Class A *	86,489	28,213,577
Comcast Corp., Class A	2,019,435	75,809,590
Discovery Communications, Inc., Class A *	66,456	1,263,993
Discovery Communications, Inc., Class C *	90,584	1,637,759
Liberty Global plc, Class A *	96,611	3,068,365
Liberty Global plc, Class C *	254,158	7,835,691
Liberty Media Corp. - Liberty Formula One, Class A *	9,818	341,568
Liberty Media Corp. - Liberty Formula One, Class C *	88,273	3,213,137
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,883	1,503,720
Liberty Media Corp. - Liberty SiriusXM, Class C *	71,134	2,902,979
Lions Gate Entertainment Corp., Class A *	24,601	804,699
Lions Gate Entertainment Corp., Class B *	49,602	1,539,646
Live Nation Entertainment, Inc. *	56,799	2,577,539
Scripps Networks Interactive, Inc., Class A	40,825	3,341,118
Sirius XM Holdings, Inc. (a)	629,509	3,462,299
The Walt Disney Co.	662,683	69,462,432
		207,465,542

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Alexion Pharmaceuticals, Inc. *	95,224	10,456,548
Alkermes plc *	65,882	3,444,970
Allergan plc	143,781	24,993,451
Alnylam Pharmaceuticals, Inc. *	32,362	4,353,984
Amgen, Inc.	313,238	55,023,387
Biogen, Inc. *	90,254	29,077,131
BioMarin Pharmaceutical, Inc. *	75,593	6,485,879
Bioverativ, Inc. *	46,096	2,305,722
Celgene Corp. *	335,721	33,850,748
Exelixis, Inc. *	119,199	3,227,909
Illumina, Inc. *	62,935	14,476,938
INC Research Holdings, Inc., Class A *	23,848	913,378
Incyte Corp. *	73,453	7,271,113
Ionis Pharmaceuticals, Inc. *	51,359	2,849,911
IQVIA Holdings, Inc. *	64,585	6,588,316
Jazz Pharmaceuticals plc *	25,939	3,624,716
Mettler-Toledo International, Inc. *	11,103	6,986,119
Security	Number of Shares	Value ($)
Mylan N.V. *	228,794	8,357,845
PerkinElmer, Inc.	46,796	3,447,929
Perrigo Co., plc	56,538	4,930,679
Regeneron Pharmaceuticals, Inc. *	33,236	12,026,779
Seattle Genetics, Inc. *	40,125	2,444,816
TESARO, Inc. *	16,183	1,369,082
Thermo Fisher Scientific, Inc.	172,362	33,224,499
United Therapeutics Corp. *	18,505	2,405,465
Vertex Pharmaceuticals, Inc. *	108,883	15,710,728
Waters Corp. *	35,036	6,908,048
Zoetis, Inc.	211,739	15,306,612
		322,062,702

Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	39,829	5,060,673
American Campus Communities, Inc.	59,345	2,515,041
American Homes 4 Rent, Class A	98,204	2,109,422
American Tower Corp.	184,260	26,520,542
Apartment Investment & Management Co., Class A	67,591	2,980,087
AvalonBay Communities, Inc.	58,842	10,669,820
Boston Properties, Inc.	65,568	8,220,916
CBRE Group, Inc., Class A *	126,025	5,464,444
Crown Castle International Corp.	175,443	19,825,059
Digital Realty Trust, Inc.	87,423	10,202,264
Duke Realty Corp.	152,518	4,290,331
Equinix, Inc.	33,285	15,460,550
Equity LifeStyle Properties, Inc.	36,145	3,264,255
Essex Property Trust, Inc.	28,421	7,019,703
Extra Space Storage, Inc.	55,401	4,729,029
Federal Realty Investment Trust	31,792	4,203,220
Forest City Realty Trust, Inc., Class A	114,187	2,734,779
Highwoods Properties, Inc.	42,317	2,149,281
Invitation Homes, Inc.	122,137	2,876,326
JBG SMITH Properties	36,353	1,210,918
Jones Lang LaSalle, Inc.	18,671	2,847,141
Kilroy Realty Corp.	40,950	3,086,811
Mid-America Apartment Communities, Inc.	49,561	5,077,029
Park Hotels & Resorts, Inc.	60,736	1,773,491
Public Storage	64,283	13,699,993
Realogy Holdings Corp.	59,746	1,667,511
SBA Communications Corp. *	51,324	8,712,249
Simon Property Group, Inc.	132,777	21,476,680
Sun Communities, Inc.	34,672	3,226,576
The Macerich Co.	46,436	3,006,731
UDR, Inc.	114,840	4,516,657
Vornado Realty Trust	72,707	5,643,517
Welltower, Inc.	160,482	10,826,116
		227,067,162

Retailing 10.2%
Advance Auto Parts, Inc.	31,536	3,185,136
Amazon.com, Inc. *	170,959	201,176,003
AutoNation, Inc. *(a)	27,579	1,527,049
AutoZone, Inc. *	11,829	8,123,684
Burlington Stores, Inc. *	30,395	3,233,116
CarMax, Inc. *	78,323	5,397,238
Dollar General Corp.	113,490	9,996,199
Dollar Tree, Inc. *	100,721	10,350,090
Expedia, Inc.	53,774	6,587,315
Liberty Interactive Corp. QVC Group, Class A *	179,918	4,389,999
Liberty Ventures, Series A *	34,924	1,949,108
LKQ Corp. *	132,390	5,218,814
Lowe's Cos., Inc.	363,252	30,284,319
Netflix, Inc. *	185,426	34,782,209
O'Reilly Automotive, Inc. *	37,575	8,875,591

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ross Stores, Inc.	166,796	12,681,500
The Home Depot, Inc.	505,596	90,916,273
The Michaels Cos., Inc. *	51,686	1,116,418
The Priceline Group, Inc. *	20,974	36,488,678
The TJX Cos., Inc.	271,597	20,519,153
Tiffany & Co.	43,215	4,083,818
Tractor Supply Co.	54,535	3,721,468
TripAdvisor, Inc. *	48,242	1,670,138
Ulta Salon, Cosmetics & Fragrance, Inc. *	25,569	5,668,903
		511,942,219

Semiconductors & Semiconductor Equipment 2.6%
Broadcom Ltd.	174,414	48,476,627
Lam Research Corp.	69,848	13,433,866
Microsemi Corp. *	48,902	2,584,471
NVIDIA Corp.	257,395	51,661,750
ON Semiconductor Corp. *	179,225	3,598,838
Qorvo, Inc. *	54,028	4,137,464
Skyworks Solutions, Inc.	78,089	8,179,042
		132,072,058

Software & Services 20.8%
Accenture plc, Class A	265,395	39,281,114
Activision Blizzard, Inc.	325,830	20,331,792
Adobe Systems, Inc. *	210,596	38,216,856
Akamai Technologies, Inc. *	75,309	4,200,736
Alliance Data Systems Corp.	20,565	4,920,588
Alphabet, Inc., Class A *	127,957	132,585,205
Alphabet, Inc., Class C *	129,433	132,204,161
ANSYS, Inc. *	36,475	5,405,230
Autodesk, Inc. *	93,569	10,264,519
Automatic Data Processing, Inc.	189,629	21,704,935
Cadence Design Systems, Inc. *	123,890	5,440,010
CDK Global, Inc.	56,164	3,880,371
Citrix Systems, Inc. *	61,416	5,381,884
Cognizant Technology Solutions Corp., Class A	253,105	18,294,430
CoStar Group, Inc. *	15,380	4,690,439
Dell Technologies, Inc., Class V *	86,728	6,785,599
eBay, Inc. *	424,745	14,725,909
Electronic Arts, Inc. *	131,644	14,000,339
Facebook, Inc., Class A *	1,016,794	180,155,561
Fidelity National Information Services, Inc.	144,772	13,656,343
First Data Corp., Class A *	180,283	2,965,655
Fiserv, Inc. *	89,100	11,712,195
FleetCor Technologies, Inc. *	38,808	7,058,011
Fortinet, Inc. *	64,505	2,713,080
Gartner, Inc. *	39,963	4,831,127
Global Payments, Inc.	66,006	6,637,563
IAC/InterActiveCorp *	32,007	4,073,531
Intuit, Inc.	103,519	16,275,257
Jack Henry & Associates, Inc.	34,459	3,973,812
LogMeIn, Inc.	22,395	2,665,005
MasterCard, Inc., Class A	400,547	60,270,307
Nuance Communications, Inc. *	109,767	1,705,779
PayPal Holdings, Inc. *	485,605	36,774,867
PTC, Inc. *	49,302	3,139,551
Red Hat, Inc. *	75,653	9,589,774
Sabre Corp.	95,827	1,907,916
salesforce.com, Inc. *	293,437	30,611,348
ServiceNow, Inc. *	73,051	8,985,273
Snap, Inc., Class A *(a)	94,954	1,308,466
Splunk, Inc. *	61,045	4,889,094
Square, Inc., Class A *	107,475	4,215,170
SS&C Technologies Holdings, Inc.	75,077	3,099,929
Synopsys, Inc. *	65,881	5,954,325
Take-Two Interactive Software, Inc. *	45,443	5,069,167
Security	Number of Shares	Value ($)
The Ultimate Software Group, Inc. *	11,704	2,469,895
Total System Services, Inc.	74,187	5,516,545
Twitter, Inc. *	273,912	5,637,109
Tyler Technologies, Inc. *	14,948	2,734,288
Vantiv, Inc., Class A *	69,668	5,225,100
VeriSign, Inc. *	35,852	4,126,565
Visa, Inc., Class A	784,902	88,372,116
VMware, Inc., Class A *(a)	31,061	3,730,737
Workday, Inc., Class A *	55,679	5,734,937
Zillow Group, Inc., Class A *	20,122	826,209
Zillow Group, Inc., Class C *	43,398	1,781,054
		1,042,706,778

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	129,654	11,745,356
Apple, Inc.	2,215,934	380,808,258
Arista Networks, Inc. *	20,448	4,766,838
CDW Corp.	66,691	4,669,037
Cognex Corp.	38,927	5,394,115
CommScope Holding Co., Inc. *	83,672	3,011,355
F5 Networks, Inc. *	27,915	3,746,193
IPG Photonics Corp. *	17,234	3,946,241
Juniper Networks, Inc.	166,707	4,627,786
Palo Alto Networks, Inc. *	39,147	5,705,675
Trimble, Inc. *	106,612	4,476,638
		432,897,492

Telecommunication Services 0.2%
Sprint Corp. *	289,306	1,732,943
T-Mobile US, Inc. *	124,723	7,616,833
Zayo Group Holdings, Inc. *	78,062	2,758,711
		12,108,487

Transportation 2.3%
Alaska Air Group, Inc.	53,789	3,720,585
AMERCO	2,706	1,003,033
FedEx Corp.	105,347	24,383,617
Genesee & Wyoming, Inc., Class A *	28,004	2,207,275
J.B. Hunt Transport Services, Inc.	35,189	3,910,906
JetBlue Airways Corp. *	145,775	3,129,789
Kansas City Southern	45,330	5,083,306
Old Dominion Freight Line, Inc.	30,016	3,879,268
Southwest Airlines Co.	233,832	14,186,587
Union Pacific Corp.	344,299	43,553,824
United Continental Holdings, Inc. *	109,804	6,952,789
XPO Logistics, Inc. *	41,737	3,298,475
		115,309,454

Utilities 0.1%
Calpine Corp. *	147,531	2,215,915
Total Common Stock
(Cost $3,747,303,789)		5,011,319,704

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	7,095,292	7,095,292

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	10,165,400	10,165,400
Total Other Investment Companies
(Cost $17,260,692)		17,260,692

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	86	11,385,970	276,500
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,832,461.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2017:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	477,198	48,442	(18,505)	507,135	$4,377,304	$39,869	$39,863

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,011,319,704	$—	$—	$5,011,319,704
Other Investment Companies[1]	17,260,692	—	—	17,260,692
Futures Contracts[2]	276,500	—	—	276,500
Total	$5,028,856,896	$—	$—	$5,028,856,896
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.4%
Adient plc	28,510	2,231,192
Autoliv, Inc.	28,178	3,604,530
BorgWarner, Inc.	60,148	3,349,040
Delphi Automotive plc	82,422	8,627,111
Ford Motor Co.	1,210,973	15,161,382
General Motors Co.	405,199	17,460,025
Harley-Davidson, Inc.	52,975	2,659,345
The Goodyear Tire & Rubber Co.	77,762	2,517,156
		55,609,781

Banks 11.5%
Bank of America Corp.	3,037,416	85,564,009
BB&T Corp.	248,548	12,283,242
BOK Financial Corp.	9,163	815,507
Citigroup, Inc.	844,460	63,756,730
Citizens Financial Group, Inc.	154,313	6,280,539
Comerica, Inc.	53,857	4,486,827
Cullen/Frost Bankers, Inc.	18,832	1,853,257
Fifth Third Bancorp	227,150	6,930,346
Huntington Bancshares, Inc.	335,755	4,834,872
JPMorgan Chase & Co.	1,089,348	113,858,653
KeyCorp	335,068	6,359,591
M&T Bank Corp.	46,607	7,874,253
New York Community Bancorp, Inc.	154,614	2,062,551
People's United Financial, Inc.	117,211	2,229,353
Regions Financial Corp.	368,011	6,105,302
SunTrust Banks, Inc.	147,698	9,102,628
TFS Financial Corp.	18,241	277,810
The PNC Financial Services Group, Inc.	147,475	20,729,086
U.S. Bancorp	488,830	26,958,974
Wells Fargo & Co.	1,383,263	78,112,862
		460,476,392

Capital Goods 7.3%
AGCO Corp.	20,519	1,452,335
Allison Transmission Holdings, Inc.	44,050	1,807,812
Arconic, Inc.	128,757	3,168,710
Caterpillar, Inc.	182,213	25,719,365
Donaldson Co., Inc.	40,672	2,029,533
Eaton Corp. plc	137,348	10,682,927
Emerson Electric Co.	197,750	12,818,155
Flowserve Corp.	40,861	1,739,861
Fluor Corp.	45,174	2,186,873
General Dynamics Corp.	86,052	17,826,532
General Electric Co.	2,676,303	48,949,582
Honeywell International, Inc.	235,192	36,680,544
Illinois Tool Works, Inc.	95,698	16,196,887
Ingersoll-Rand plc	78,416	6,870,810
Jacobs Engineering Group, Inc.	35,175	2,308,535
Johnson Controls International plc	287,769	10,831,625
L3 Technologies, Inc.	24,229	4,811,637
Security	Number of Shares	Value ($)
Lincoln Electric Holdings, Inc.	19,868	1,810,770
Masco Corp.	99,601	4,273,879
Orbital ATK, Inc.	17,153	2,263,167
PACCAR, Inc.	109,626	7,709,997
Parker-Hannifin Corp.	41,333	7,749,524
Raytheon Co.	89,647	17,136,024
Rockwell Automation, Inc.	39,639	7,653,498
Rockwell Collins, Inc.	50,212	6,643,550
United Technologies Corp.	230,734	28,022,644
Xylem, Inc.	55,614	3,856,275
		293,201,051

Commercial & Professional Services 0.6%
ManpowerGroup, Inc.	20,851	2,687,694
Nielsen Holdings plc	104,763	3,846,897
Republic Services, Inc.	73,215	4,754,582
The Dun & Bradstreet Corp.	11,077	1,363,690
Waste Management, Inc.	124,856	10,269,406
		22,922,269

Consumer Durables & Apparel 0.6%
Garmin Ltd.	34,212	2,123,881
Hanesbrands, Inc.	107,637	2,248,537
Hasbro, Inc.	35,056	3,260,909
Leggett & Platt, Inc.	44,389	2,141,325
Mattel, Inc.	111,668	2,037,941
Tapestry, Inc.	88,655	3,696,027
VF Corp.	99,711	7,274,915
		22,783,535

Consumer Services 2.1%
Aramark	80,303	3,420,908
Carnival Corp.	126,278	8,288,888
Darden Restaurants, Inc.	38,586	3,253,572
H&R Block, Inc.	66,177	1,732,514
Las Vegas Sands Corp.	111,663	7,737,129
McDonald's Corp.	249,892	42,973,927
Service Corp. International	57,853	2,137,668
Wyndham Worldwide Corp.	32,078	3,605,246
Yum! Brands, Inc.	107,813	8,999,151
		82,149,003

Diversified Financials 4.1%
AGNC Investment Corp.	118,074	2,349,673
Ally Financial, Inc.	140,312	3,768,780
American Express Co.	225,076	21,992,176
Annaly Capital Management, Inc.	350,636	4,091,922
Capital One Financial Corp.	149,995	13,799,540
CME Group, Inc.	104,546	15,633,809
Discover Financial Services	116,050	8,193,130
Eaton Vance Corp.	38,562	2,131,707
Franklin Resources, Inc.	101,268	4,389,968
Invesco Ltd.	125,478	4,538,539

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Janus Henderson Group plc	52,697	1,964,017
Lazard Ltd., Class A	41,420	2,039,935
Nasdaq, Inc.	36,269	2,871,054
Northern Trust Corp.	66,074	6,460,716
Santander Consumer USA Holdings, Inc.	33,132	571,196
Starwood Property Trust, Inc.	87,470	1,896,350
State Street Corp.	115,392	11,002,627
Synchrony Financial	231,769	8,318,189
The Bank of New York Mellon Corp.	318,022	17,408,524
The Goldman Sachs Group, Inc.	111,674	27,654,949
Voya Financial, Inc.	59,904	2,647,757
		163,724,558

Energy 8.0%
Andeavor	44,478	4,691,095
Apache Corp.	117,682	4,922,638
Chevron Corp.	585,852	69,710,529
ConocoPhillips	374,989	19,079,440
Devon Energy Corp.	162,501	6,261,164
Energen Corp. *	30,185	1,704,245
Exxon Mobil Corp.	1,312,309	109,302,217
Helmerich & Payne, Inc.	35,415	2,074,611
Hess Corp.	83,188	3,816,665
HollyFrontier Corp.	53,336	2,372,385
Kinder Morgan, Inc.	591,533	10,192,114
Marathon Oil Corp.	261,980	3,887,783
Marathon Petroleum Corp.	155,883	9,762,952
Murphy Oil Corp.	54,427	1,521,235
National Oilwell Varco, Inc.	116,764	3,917,432
Newfield Exploration Co. *	61,726	1,909,185
Noble Energy, Inc.	149,877	3,941,765
Occidental Petroleum Corp.	235,450	16,599,225
ONEOK, Inc.	117,023	6,073,494
Phillips 66	132,178	12,895,286
Range Resources Corp.	70,375	1,268,157
Targa Resources Corp.	66,488	2,885,579
TechnipFMC plc	134,830	3,861,531
The Williams Cos., Inc.	254,613	7,396,508
Valero Energy Corp.	135,966	11,641,409
		321,688,644

Food & Staples Retailing 2.1%
CVS Health Corp.	313,410	24,007,206
Sysco Corp.	150,367	8,680,687
The Kroger Co.	277,650	7,180,029
Wal-Mart Stores, Inc.	453,671	44,110,431
		83,978,353

Food, Beverage & Tobacco 7.1%
Altria Group, Inc.	593,648	40,267,144
Archer-Daniels-Midland Co.	173,326	6,912,241
Bunge Ltd.	43,290	2,896,534
Campbell Soup Co.	59,621	2,939,315
ConAgra Brands, Inc.	128,133	4,783,205
Dr. Pepper Snapple Group, Inc.	56,123	5,061,733
General Mills, Inc.	177,804	10,056,594
Hormel Foods Corp.	86,790	3,163,495
Ingredion, Inc.	21,925	3,036,174
Kellogg Co.	76,706	5,074,869
Lamb Weston Holdings, Inc.	44,551	2,422,238
McCormick & Co., Inc. Non-Voting Shares	38,578	3,941,900
Mondelez International, Inc., Class A	464,447	19,943,354
PepsiCo, Inc.	442,147	51,518,968
Philip Morris International, Inc.	480,353	49,356,271
Pilgrim's Pride Corp. *	14,050	515,214
Pinnacle Foods, Inc.	36,250	2,110,838
Security	Number of Shares	Value ($)
The Coca-Cola Co.	1,188,086	54,378,696
The Kraft Heinz Co.	183,672	14,945,391
		283,324,174

Health Care Equipment & Services 1.9%
Abbott Laboratories	539,107	30,389,462
Anthem, Inc.	80,940	19,017,662
Baxter International, Inc.	154,612	10,131,724
Cardinal Health, Inc.	97,788	5,788,072
Quest Diagnostics, Inc.	42,169	4,151,960
Zimmer Biomet Holdings, Inc.	62,413	7,308,562
		76,787,442

Household & Personal Products 2.6%
Colgate-Palmolive Co.	271,562	19,674,667
Edgewell Personal Care Co. *	18,826	1,091,720
Kimberly-Clark Corp.	108,603	13,006,295
The Procter & Gamble Co.	788,997	71,001,840
		104,774,522

Insurance 4.5%
Aflac, Inc.	121,299	10,630,644
American Financial Group, Inc.	20,662	2,170,750
American International Group, Inc.	278,017	16,669,899
Arthur J. Gallagher & Co.	54,860	3,611,434
Assurant, Inc.	16,495	1,663,851
Axis Capital Holdings Ltd.	27,822	1,457,595
Brighthouse Financial, Inc. *	28,806	1,693,505
Brown & Brown, Inc.	37,107	1,901,734
Chubb Ltd.	144,323	21,952,971
Cincinnati Financial Corp.	48,168	3,599,595
CNA Financial Corp.	9,272	504,211
FNF Group	83,721	3,387,352
Lincoln National Corp.	68,044	5,208,768
Loews Corp.	83,679	4,207,380
Marsh & McLennan Cos., Inc.	159,904	13,420,743
MetLife, Inc.	327,305	17,569,732
Principal Financial Group, Inc.	82,304	5,826,300
Prudential Financial, Inc.	131,380	15,219,059
Reinsurance Group of America, Inc.	19,638	3,182,338
The Allstate Corp.	112,746	11,574,504
The Hartford Financial Services Group, Inc.	111,474	6,403,067
The Progressive Corp.	178,730	9,504,861
The Travelers Cos., Inc.	84,729	11,486,711
Torchmark Corp.	35,264	3,133,206
Unum Group	69,053	3,909,781
		179,889,991

Materials 3.8%
Air Products & Chemicals, Inc.	67,193	10,955,147
Albemarle Corp.	34,093	4,579,372
Ashland Global Holdings, Inc.	20,323	1,503,496
Avery Dennison Corp.	27,406	3,127,573
Celanese Corp., Series A	42,306	4,536,895
CF Industries Holdings, Inc.	70,026	2,623,874
DowDuPont, Inc.	721,728	51,935,547
Eastman Chemical Co.	44,770	4,135,405
Freeport-McMoRan, Inc. *	414,697	5,772,582
Huntsman Corp.	66,555	2,127,098
International Paper Co.	127,899	7,240,362
LyondellBasell Industries N.V., Class A	100,085	10,478,900
Newmont Mining Corp.	164,337	6,078,826
Nucor Corp.	98,276	5,650,870
PPG Industries, Inc.	79,245	9,259,778
Reliance Steel & Aluminum Co.	24,430	1,920,442

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RPM International, Inc.	43,590	2,308,962
Sonoco Products Co.	33,138	1,773,214
Steel Dynamics, Inc.	71,945	2,769,883
The Chemours Co.	55,653	2,860,564
The Mosaic Co.	113,227	2,750,284
W.R. Grace & Co.	19,685	1,443,107
Westlake Chemical Corp.	11,567	1,132,756
WestRock Co.	76,970	4,803,698
		151,768,635

Media 1.6%
CBS Corp., Class B Non-Voting Shares	115,382	6,468,315
DISH Network Corp., Class A *	71,194	3,605,976
Liberty Broadband Corp., Class A *	8,645	740,963
Liberty Broadband Corp., Class C *	46,487	4,042,045
News Corp., Class A	119,688	1,934,158
News Corp., Class B	38,130	625,332
Omnicom Group, Inc.	71,673	5,120,319
The Interpublic Group of Cos., Inc.	122,449	2,422,041
Time Warner, Inc.	239,906	21,953,798
Twenty-First Century Fox, Inc., Class A	323,047	10,318,121
Twenty-First Century Fox, Inc., Class B	146,174	4,553,320
Viacom, Inc., Class B	112,111	3,174,984
		64,959,372

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	493,275	47,808,213
Agilent Technologies, Inc.	99,341	6,878,371
Bristol-Myers Squibb Co.	508,300	32,119,477
Eli Lilly & Co.	298,543	25,268,680
Gilead Sciences, Inc.	404,688	30,262,569
Johnson & Johnson	830,415	115,701,722
Merck & Co., Inc.	845,594	46,735,980
Pfizer, Inc.	1,843,444	66,843,279
		371,618,291

Real Estate 2.3%
Brixmor Property Group, Inc.	86,633	1,565,458
Camden Property Trust	27,759	2,533,842
Colony NorthStar, Inc., Class A	167,637	2,043,495
Douglas Emmett, Inc.	47,438	1,912,226
Equity Residential	113,180	7,562,688
Gaming & Leisure Properties, Inc.	66,214	2,404,892
GGP, Inc.	191,672	4,504,292
HCP, Inc.	145,194	3,838,929
Healthcare Trust of America, Inc., Class A	59,130	1,808,787
Host Hotels & Resorts, Inc.	228,897	4,529,872
Iron Mountain, Inc.	78,922	3,225,542
Kimco Realty Corp.	132,198	2,448,307
Lamar Advertising Co., Class A	27,231	2,048,588
Liberty Property Trust	48,274	2,166,537
National Retail Properties, Inc.	47,321	1,943,473
Omega Healthcare Investors, Inc.	65,372	1,755,238
Prologis, Inc.	164,278	10,880,132
Realty Income Corp.	85,081	4,704,979
Regency Centers Corp.	47,016	3,188,155
Senior Housing Properties Trust	73,791	1,413,098
SL Green Realty Corp.	29,568	3,022,737
Spirit Realty Capital, Inc.	138,483	1,182,645
Ventas, Inc.	108,325	6,933,883
VEREIT, Inc.	302,684	2,360,935
Weingarten Realty Investors	36,067	1,188,408
Weyerhaeuser Co.	232,360	8,220,897
WP Carey, Inc.	35,475	2,525,110
		91,913,145

Security	Number of Shares	Value ($)
Retailing 0.9%
Bed Bath & Beyond, Inc.	39,594	886,510
Best Buy Co., Inc.	82,215	4,900,836
Foot Locker, Inc.	42,297	1,812,003
Genuine Parts Co.	46,059	4,282,105
Kohl's Corp.	52,712	2,528,595
L Brands, Inc.	75,319	4,223,136
Macy's, Inc.	95,214	2,266,093
Nordstrom, Inc.	36,935	1,678,696
Signet Jewelers Ltd. (a)	18,028	942,684
Target Corp.	169,050	10,126,095
The Gap, Inc.	68,396	2,209,875
Williams-Sonoma, Inc.	21,566	1,103,317
		36,959,945

Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. *	251,503	2,738,868
Analog Devices, Inc.	113,612	9,783,129
Applied Materials, Inc.	329,778	17,402,385
First Solar, Inc. *	24,568	1,525,673
Intel Corp.	1,452,879	65,147,094
KLA-Tencor Corp.	48,568	4,965,592
Marvell Technology Group Ltd.	132,438	2,958,665
Maxim Integrated Products, Inc.	87,512	4,579,503
Microchip Technology, Inc.	72,101	6,272,066
Micron Technology, Inc. *	343,759	14,571,944
QUALCOMM, Inc.	455,997	30,250,841
Teradyne, Inc.	59,536	2,409,422
Texas Instruments, Inc.	305,798	29,751,088
Xilinx, Inc.	76,949	5,348,725
		197,704,995

Software & Services 8.1%
Broadridge Financial Solutions, Inc.	35,956	3,245,389
CA, Inc.	97,074	3,210,237
CSRA, Inc.	49,918	1,444,128
DXC Technology Co.	87,688	8,430,324
International Business Machines Corp.	268,354	41,318,465
Leidos Holdings, Inc.	45,830	2,913,413
Microsoft Corp.	2,384,186	200,676,936
Oracle Corp.	934,637	45,853,291
Paychex, Inc.	98,767	6,648,007
Symantec Corp.	189,962	5,503,199
Teradata Corp. *	38,472	1,462,321
The Western Union Co.	143,986	2,835,084
		323,540,794

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	28,762	2,321,956
Avnet, Inc.	40,615	1,681,867
Cisco Systems, Inc.	1,546,957	57,701,496
Corning, Inc.	277,631	8,992,468
FLIR Systems, Inc.	39,676	1,848,108
Harris Corp.	36,628	5,292,746
Hewlett Packard Enterprise Co.	504,509	7,037,901
HP, Inc.	513,324	11,010,800
Jabil, Inc.	54,594	1,575,037
Keysight Technologies, Inc. *	60,240	2,620,440
Motorola Solutions, Inc.	50,121	4,716,887
National Instruments Corp.	35,760	1,571,652
NCR Corp. *	39,983	1,251,068
NetApp, Inc.	82,613	4,668,461
Seagate Technology plc	88,628	3,417,496
TE Connectivity Ltd.	108,388	10,236,163

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Western Digital Corp.	90,750	7,156,545
Xerox Corp.	69,408	2,058,641
		135,159,732

Telecommunication Services 3.4%
AT&T, Inc.	1,901,927	69,192,104
CenturyLink, Inc.	298,933	4,361,433
Verizon Communications, Inc.	1,259,999	64,121,349
		137,674,886

Transportation 2.0%
American Airlines Group, Inc.	136,926	6,913,394
C.H. Robinson Worldwide, Inc.	43,433	3,763,469
CSX Corp.	282,788	15,765,431
Delta Air Lines, Inc.	203,804	10,785,308
Expeditors International of Washington, Inc.	59,628	3,862,702
Macquarie Infrastructure Corp.	21,766	1,453,533
Norfolk Southern Corp.	89,581	12,418,614
United Parcel Service, Inc., Class B	212,624	25,823,185
		80,785,636

Utilities 6.0%
AES Corp.	216,567	2,291,279
Alliant Energy Corp.	75,806	3,419,609
Ameren Corp.	73,629	4,709,311
American Electric Power Co., Inc.	150,962	11,719,180
American Water Works Co., Inc.	53,629	4,910,271
Aqua America, Inc.	56,384	2,142,028
Atmos Energy Corp.	35,168	3,245,655
Avangrid, Inc.	19,972	1,059,914
CenterPoint Energy, Inc.	131,455	3,944,964
CMS Energy Corp.	90,865	4,534,163
Consolidated Edison, Inc.	94,475	8,412,054
Dominion Energy, Inc.	199,690	16,799,920
DTE Energy Co.	54,245	6,269,095
Duke Energy Corp.	216,934	19,346,174
Edison International	99,642	8,097,905
Entergy Corp.	55,088	4,764,010
Eversource Energy	96,012	6,226,378
Exelon Corp.	295,618	12,330,227
FirstEnergy Corp.	137,532	4,695,342
Great Plains Energy, Inc.	72,615	2,491,421
National Fuel Gas Co.	26,627	1,565,668
NextEra Energy, Inc.	145,416	22,981,545
NiSource, Inc.	103,195	2,840,958
Security	Number of Shares	Value ($)
NRG Energy, Inc.	92,738	2,564,206
OGE Energy Corp.	65,195	2,331,373
PG&E Corp.	156,918	8,511,232
Pinnacle West Capital Corp.	35,649	3,272,935
PPL Corp.	209,412	7,679,138
Public Service Enterprise Group, Inc.	155,467	8,249,079
SCANA Corp.	43,481	1,877,075
Sempra Energy	76,980	9,313,810
The Southern Co.	307,873	15,763,098
UGI Corp.	52,698	2,582,729
Vistra Energy Corp.	85,285	1,611,886
WEC Energy Group, Inc.	95,945	6,667,218
Westar Energy, Inc.	45,780	2,619,074
Xcel Energy, Inc.	155,060	8,002,647
		239,842,571
Total Common Stock
(Cost $3,262,918,679)		3,983,237,717

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	4,873,364	4,873,364

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.00% (b)	524,300	524,300
Total Other Investment Companies
(Cost $5,397,664)		5,397,664

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	118	15,622,610	389,846
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $512,442.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,983,237,717	$—	$—	$3,983,237,717
Other Investment Companies[1]	5,397,664	—	—	5,397,664
Futures Contracts[2]	389,846	—	—	389,846
Total	$3,989,025,227	$—	$—	$3,989,025,227
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.0%
Adient plc	125,598	9,829,299
BorgWarner, Inc.	263,921	14,695,121
Gentex Corp.	374,339	7,666,463
Harley-Davidson, Inc.	224,514	11,270,603
Lear Corp.	90,383	16,349,381
The Goodyear Tire & Rubber Co.	335,907	10,873,310
Thor Industries, Inc.	64,956	9,973,994
		80,658,171

Banks 4.5%
Associated Banc-Corp.	199,811	5,095,181
Bank of the Ozarks, Inc.	159,557	7,693,839
BankUnited, Inc.	139,952	5,210,413
BOK Financial Corp.	32,493	2,891,877
CIT Group, Inc.	183,344	9,137,865
Commerce Bancshares, Inc.	124,408	7,043,958
Cullen/Frost Bankers, Inc.	77,547	7,631,400
East West Bancorp, Inc.	189,949	11,689,461
F.N.B. Corp.	427,224	6,062,309
First Hawaiian, Inc.	73,307	2,145,696
Investors Bancorp, Inc.	337,717	4,819,222
MGIC Investment Corp. *	495,910	7,250,204
New York Community Bancorp, Inc.	663,587	8,852,251
PacWest Bancorp	170,781	8,139,422
People's United Financial, Inc.	454,108	8,637,134
Pinnacle Financial Partners, Inc.	98,264	6,745,824
Popular, Inc.	133,912	4,735,128
Prosperity Bancshares, Inc.	91,068	6,378,403
Signature Bank *	73,294	10,061,800
SVB Financial Group *	70,300	16,003,092
Synovus Financial Corp.	160,453	7,963,282
TFS Financial Corp.	75,241	1,145,920
Webster Financial Corp.	121,883	6,992,428
Western Alliance Bancorp *	129,970	7,561,655
Zions Bancorp	265,899	13,175,295
		183,063,059

Capital Goods 11.1%
A.O. Smith Corp.	191,918	12,171,440
Acuity Brands, Inc.	55,988	9,597,463
AECOM *	205,608	7,710,300
AGCO Corp.	86,329	6,110,367
Allegion plc	126,851	10,673,243
Allison Transmission Holdings, Inc.	185,511	7,613,371
BWX Technologies, Inc.	134,922	8,425,879
Carlisle Cos., Inc.	84,324	9,694,730
Colfax Corp. *	129,070	4,809,148
Crane Co.	66,357	5,664,897
Curtiss-Wright Corp.	57,901	7,191,304
Donaldson Co., Inc.	171,722	8,568,928
EMCOR Group, Inc.	77,519	6,261,210
Security	Number of Shares	Value ($)
Flowserve Corp.	171,249	7,291,782
Fluor Corp.	187,465	9,075,181
Fortune Brands Home & Security, Inc.	204,803	14,012,621
Gardner Denver Holdings, Inc. *	64,976	2,105,872
Graco, Inc.	73,406	9,659,496
HD Supply Holdings, Inc. *	247,339	9,146,596
HEICO Corp.	34,253	3,095,101
HEICO Corp., Class A	61,482	4,666,484
Hexcel Corp.	117,791	7,303,042
Hubbell, Inc.	73,190	9,206,570
Huntington Ingalls Industries, Inc.	60,402	14,597,351
IDEX Corp.	101,633	13,778,386
ITT, Inc.	115,300	6,249,260
Jacobs Engineering Group, Inc.	157,549	10,339,941
Lennox International, Inc.	49,795	10,444,003
Lincoln Electric Holdings, Inc.	81,209	7,401,388
MSC Industrial Direct Co., Inc., Class A	59,094	5,322,597
Nordson Corp.	68,064	8,736,695
Orbital ATK, Inc.	75,579	9,971,893
Oshkosh Corp.	101,510	9,139,960
Owens Corning	148,268	13,099,478
Quanta Services, Inc. *	203,901	7,727,848
Regal Beloit Corp.	58,516	4,502,806
Sensata Technologies Holding N.V. *	228,661	11,421,617
Snap-on, Inc.	76,818	13,015,274
Spirit AeroSystems Holdings, Inc., Class A	157,699	13,286,141
Teledyne Technologies, Inc. *	46,397	8,640,977
The Middleby Corp. *	78,062	9,954,466
The Timken Co.	89,913	4,486,659
The Toro Co.	144,620	9,436,455
Trinity Industries, Inc.	198,462	7,075,170
United Rentals, Inc. *	112,166	17,888,234
USG Corp. *	118,593	4,507,720
WABCO Holdings, Inc. *	67,362	10,067,251
Wabtec Corp.	114,570	8,810,433
Watsco, Inc.	40,430	6,772,025
Woodward, Inc.	72,291	5,591,709
Xylem, Inc.	238,257	16,520,740
		448,841,502

Commercial & Professional Services 1.9%
Clean Harbors, Inc. *	68,281	3,677,615
Copart, Inc. *	262,975	11,350,001
KAR Auction Services, Inc.	180,086	9,070,932
ManpowerGroup, Inc.	89,043	11,477,643
Robert Half International, Inc.	169,514	9,669,079
Rollins, Inc.	125,824	5,831,942
Stericycle, Inc. *	114,121	7,567,363
The Dun & Bradstreet Corp.	48,463	5,966,280
TransUnion *	195,670	10,863,598
		75,474,453

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 3.7%
Brunswick Corp.	116,456	6,445,840
CalAtlantic Group, Inc.	99,913	5,599,125
Carter's, Inc.	62,961	6,819,936
Columbia Sportswear Co.	38,202	2,685,983
Garmin Ltd.	148,626	9,226,702
Hanesbrands, Inc.	483,491	10,100,127
Leggett & Platt, Inc.	173,447	8,367,083
Lululemon Athletica, Inc. *	126,678	8,482,359
Mattel, Inc.	459,066	8,377,954
Michael Kors Holdings Ltd. *	201,984	11,803,945
NVR, Inc. *	4,575	15,898,125
Polaris Industries, Inc.	76,332	9,694,927
PulteGroup, Inc.	368,895	12,590,386
Ralph Lauren Corp.	72,709	6,918,261
Skechers U.S.A., Inc., Class A *	175,862	6,172,756
Tempur Sealy International, Inc. *	60,211	3,486,819
Toll Brothers, Inc.	202,765	10,205,162
Under Armour, Inc., Class A *(a)	254,095	3,376,923
Under Armour, Inc., Class C *(a)	241,964	2,886,631
		149,139,044

Consumer Services 3.0%
Aramark	326,029	13,888,835
Bright Horizons Family Solutions, Inc. *	69,728	6,202,306
Cracker Barrel Old Country Store, Inc. (a)	31,520	4,927,522
Darden Restaurants, Inc.	166,795	14,064,154
Domino's Pizza, Inc.	58,059	10,808,264
Dunkin' Brands Group, Inc.	118,452	7,071,584
Extended Stay America, Inc.	252,430	4,409,952
H&R Block, Inc.	276,619	7,241,885
Service Corp. International	245,536	9,072,555
ServiceMaster Global Holdings, Inc. *	179,382	8,768,192
Six Flags Entertainment Corp.	104,385	6,828,867
Vail Resorts, Inc.	52,493	11,819,324
Wyndham Worldwide Corp.	136,526	15,344,157
		120,447,597

Diversified Financials 5.9%
Affiliated Managers Group, Inc.	74,392	14,779,459
AGNC Investment Corp.	517,649	10,301,215
Cboe Global Markets, Inc.	148,569	18,337,872
Chimera Investment Corp.	258,390	4,728,537
Credit Acceptance Corp. *(a)	17,058	5,166,868
E*TRADE Financial Corp. *	365,033	17,572,689
Eaton Vance Corp.	151,067	8,350,984
FactSet Research Systems, Inc.	51,502	10,294,220
Federated Investors, Inc., Class B	131,123	4,400,488
Janus Henderson Group plc	239,810	8,937,719
Lazard Ltd., Class A	170,305	8,387,521
Legg Mason, Inc.	116,105	4,639,556
Leucadia National Corp.	415,708	10,937,277
LPL Financial Holdings, Inc.	121,251	6,285,652
MarketAxess Holdings, Inc.	49,287	9,624,272
MFA Financial, Inc.	526,820	4,214,560
Morningstar, Inc.	24,766	2,285,902
MSCI, Inc.	119,444	15,372,443
Navient Corp.	360,165	4,541,681
New Residential Investment Corp.	410,334	7,258,808
OneMain Holdings, Inc. *	84,069	2,169,821
Raymond James Financial, Inc.	168,487	14,877,402
Santander Consumer USA Holdings, Inc.	158,508	2,732,678
SEI Investments Co.	172,256	12,119,932
SLM Corp. *	578,273	6,690,618
Starwood Property Trust, Inc.	354,586	7,687,424
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	230,017	3,680,272
Voya Financial, Inc.	235,996	10,431,023
		236,806,893

Energy 3.2%
Antero Resources Corp. *	289,534	5,501,146
Centennial Resource Development, Inc., Class A *	223,975	4,544,453
Chesapeake Energy Corp. *(a)	1,188,186	4,835,917
CNX Resources Corp. *	270,587	3,774,689
CONSOL Energy, Inc. *	33,823	744,106
Core Laboratories N.V.	57,891	5,832,518
Diamondback Energy, Inc. *	130,660	14,282,445
Energen Corp. *	127,477	7,197,351
Helmerich & Payne, Inc.	142,442	8,344,252
HollyFrontier Corp.	237,340	10,556,883
Murphy Oil Corp.	213,277	5,961,092
Newfield Exploration Co. *	261,790	8,097,165
Parsley Energy, Inc., Class A *	305,443	8,204,199
Range Resources Corp.	304,945	5,495,109
RPC, Inc. (a)	86,063	2,068,954
RSP Permian, Inc. *	163,762	6,014,978
Targa Resources Corp.	287,034	12,457,276
Transocean Ltd. *	513,803	5,209,962
Weatherford International plc *	1,293,266	4,267,778
WPX Energy, Inc. *	537,786	6,813,749
		130,204,022

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	50,514	6,099,566
Sprouts Farmers Market, Inc. *	171,615	4,012,359
US Foods Holding Corp. *	191,553	5,578,023
		15,689,948

Food, Beverage & Tobacco 1.7%
Blue Buffalo Pet Products, Inc. *	124,304	3,817,376
Flowers Foods, Inc.	242,038	4,835,919
Ingredion, Inc.	95,950	13,287,156
Lamb Weston Holdings, Inc.	194,524	10,576,270
Lancaster Colony Corp.	26,341	3,510,728
National Beverage Corp.	15,122	1,650,113
Pilgrim's Pride Corp. *	68,662	2,517,836
Pinnacle Foods, Inc.	156,039	9,086,151
Post Holdings, Inc. *	86,952	6,908,336
Seaboard Corp.	365	1,578,640
The Hain Celestial Group, Inc. *	139,185	5,720,503
TreeHouse Foods, Inc. *	74,787	3,441,698
		66,930,726

Health Care Equipment & Services 3.9%
ABIOMED, Inc. *	56,419	10,992,678
Acadia Healthcare Co., Inc. *	106,052	3,375,635
athenahealth, Inc. *	52,420	6,966,094
DexCom, Inc. *	113,532	6,633,675
Envision Healthcare Corp. *	162,091	5,175,566
HealthSouth Corp.	129,762	6,481,612
Hill-Rom Holdings, Inc.	88,012	7,441,414
Masimo Corp. *	64,288	5,711,346
Medidata Solutions, Inc. *	76,300	5,084,632
MEDNAX, Inc. *	122,844	6,116,403
Molina Healthcare, Inc. *	58,874	4,606,302
Patterson Cos., Inc.	107,511	3,929,527
ResMed, Inc.	188,937	16,135,220
STERIS plc	111,394	10,021,004
Teleflex, Inc.	59,863	15,894,824

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Varian Medical Systems, Inc. *	122,217	13,657,750
Veeva Systems, Inc., Class A *	154,949	9,329,479
WellCare Health Plans, Inc. *	58,407	12,440,107
West Pharmaceutical Services, Inc.	97,020	9,695,208
		159,688,476

Household & Personal Products 0.4%
Edgewell Personal Care Co. *	74,506	4,320,603
Herbalife Ltd. *(a)	82,306	5,772,943
Nu Skin Enterprises, Inc., Class A	66,373	4,507,390
Spectrum Brands Holdings, Inc.	32,863	3,775,302
		18,376,238

Insurance 4.7%
Alleghany Corp. *	20,545	12,014,716
American Financial Group, Inc.	90,150	9,471,159
American National Insurance Co.	12,085	1,514,855
AmTrust Financial Services, Inc.	123,711	1,192,574
Arthur J. Gallagher & Co.	239,536	15,768,655
Assurant, Inc.	70,670	7,128,483
Assured Guaranty Ltd.	156,348	5,676,996
Athene Holding Ltd., Class A *	100,092	4,811,422
Axis Capital Holdings Ltd.	109,149	5,718,316
Brighthouse Financial, Inc. *	127,266	7,481,968
Brown & Brown, Inc.	152,042	7,792,152
CNO Financial Group, Inc.	222,037	5,597,553
Erie Indemnity Co., Class A	25,044	3,102,701
Everest Re Group Ltd.	54,873	12,050,111
First American Financial Corp.	145,201	8,071,724
Old Republic International Corp.	321,856	6,749,320
Reinsurance Group of America, Inc.	86,765	14,060,268
RenaissanceRe Holdings Ltd.	52,884	7,015,063
The Hanover Insurance Group, Inc.	57,008	6,134,061
Torchmark Corp.	144,477	12,836,781
Unum Group	299,851	16,977,564
Validus Holdings Ltd.	103,945	5,112,015
W.R. Berkley Corp.	125,737	8,690,941
White Mountains Insurance Group Ltd.	4,730	4,214,383
		189,183,781

Materials 6.8%
Alcoa Corp. *	228,298	9,476,650
AptarGroup, Inc.	82,183	7,265,799
Ashland Global Holdings, Inc.	81,833	6,054,005
Avery Dennison Corp.	117,767	13,439,570
Axalta Coating Systems Ltd. *	287,147	9,091,074
Bemis Co., Inc.	119,105	5,588,407
Berry Global Group, Inc. *	176,182	10,530,398
CF Industries Holdings, Inc.	311,079	11,656,130
Crown Holdings, Inc. *	180,291	10,768,781
Eagle Materials, Inc.	63,643	7,123,561
FMC Corp.	177,978	16,801,123
Graphic Packaging Holding Co.	406,815	6,228,338
Huntsman Corp.	282,034	9,013,807
International Flavors & Fragrances, Inc.	104,875	16,301,770
NewMarket Corp.	12,649	5,066,177
Olin Corp.	222,238	7,920,562
Owens-Illinois, Inc. *	213,775	5,177,631
Packaging Corp. of America	125,457	14,879,200
Reliance Steel & Aluminum Co.	95,679	7,521,326
Royal Gold, Inc.	85,663	7,086,043
RPM International, Inc.	175,235	9,282,198
Sealed Air Corp.	239,711	11,518,114
Silgan Holdings, Inc.	97,090	2,803,959
Sonoco Products Co.	130,364	6,975,778
Steel Dynamics, Inc.	320,746	12,348,721
Security	Number of Shares	Value ($)
The Chemours Co.	245,032	12,594,645
The Mosaic Co.	467,104	11,345,956
The Scotts Miracle-Gro Co., Class A	53,673	5,308,260
Valvoline, Inc.	265,773	6,553,962
W.R. Grace & Co.	89,544	6,564,471
Westlake Chemical Corp.	47,502	4,651,871
		276,938,287

Media 2.4%
Altice USA, Inc., Class A *	82,632	1,474,981
AMC Networks, Inc., Class A *	68,194	3,514,719
Cable One, Inc.	6,132	4,211,519
Cinemark Holdings, Inc.	139,562	5,039,584
Discovery Communications, Inc., Class A *	209,031	3,975,770
Discovery Communications, Inc., Class C *	277,956	5,025,444
Liberty Global plc LiLAC, Class A *(a)	74,006	1,539,325
Liberty Global plc LiLAC, Class C *	149,018	3,092,123
Liberty Media Corp. - Liberty Formula One, Class A *	38,754	1,348,252
Liberty Media Corp. - Liberty Formula One, Class C *	265,702	9,671,553
Lions Gate Entertainment Corp., Class A *	81,938	2,680,192
Lions Gate Entertainment Corp., Class B *	152,473	4,732,762
Live Nation Entertainment, Inc. *	176,252	7,998,316
News Corp., Class A	503,271	8,132,859
News Corp., Class B	158,809	2,604,468
Scripps Networks Interactive, Inc., Class A	126,049	10,315,850
TEGNA, Inc.	283,414	3,763,738
The Interpublic Group of Cos., Inc.	516,521	10,216,785
The Madison Square Garden Co., Class A *	22,450	4,863,792
Tribune Media Co., Class A	95,235	3,923,682
		98,125,714

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
ACADIA Pharmaceuticals, Inc. *	128,635	3,891,209
Akorn, Inc. *	121,226	3,945,906
Alkermes plc *	201,560	10,539,572
Alnylam Pharmaceuticals, Inc. *	108,045	14,536,374
Bio-Rad Laboratories, Inc., Class A *	26,413	7,165,847
Bio-Techne Corp.	48,977	6,599,651
Bioverativ, Inc. *	141,889	7,097,288
Bluebird Bio, Inc. *	60,862	10,516,954
Bruker Corp.	134,982	4,748,667
Catalent, Inc. *	172,492	6,863,457
Charles River Laboratories International, Inc. *	62,468	6,509,166
Exact Sciences Corp. *	158,956	9,454,703
Exelixis, Inc. *	371,046	10,047,926
INC Research Holdings, Inc., Class A *	78,286	2,998,354
Ionis Pharmaceuticals, Inc. *	163,064	9,048,421
Jazz Pharmaceuticals plc *	80,198	11,206,868
Juno Therapeutics, Inc. *	114,068	6,230,394
Neurocrine Biosciences, Inc. *	115,475	8,301,498
OPKO Health, Inc. *(a)	498,208	2,615,592
PerkinElmer, Inc.	144,406	10,639,834
PRA Health Sciences, Inc. *	67,304	5,543,830
Seattle Genetics, Inc. *	125,689	7,658,231
TESARO, Inc. *	49,610	4,197,006
United Therapeutics Corp. *	56,979	7,406,700
		177,763,448

Real Estate 10.9%
Alexandria Real Estate Equities, Inc.	123,733	15,721,515
American Campus Communities, Inc.	179,277	7,597,759
American Homes 4 Rent, Class A	330,956	7,108,935

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	206,452	9,102,469
Brixmor Property Group, Inc.	407,852	7,369,886
Camden Property Trust	122,974	11,225,067
Colony NorthStar, Inc., Class A	733,458	8,940,853
CubeSmart	236,499	6,749,681
CyrusOne, Inc.	122,027	7,414,361
DCT Industrial Trust, Inc.	126,644	7,616,370
DDR Corp.	401,206	3,061,202
Douglas Emmett, Inc.	203,948	8,221,144
Duke Realty Corp.	467,338	13,146,218
EPR Properties	84,463	5,728,281
Equity Commonwealth *	163,353	4,910,391
Equity LifeStyle Properties, Inc.	117,514	10,612,689
Extra Space Storage, Inc.	167,490	14,296,946
Forest City Realty Trust, Inc., Class A	354,665	8,494,227
Gaming & Leisure Properties, Inc.	262,632	9,538,794
Gramercy Property Trust	210,954	6,016,408
Healthcare Realty Trust, Inc.	167,733	5,496,610
Healthcare Trust of America, Inc., Class A	268,687	8,219,135
Highwoods Properties, Inc.	136,041	6,909,522
Hospitality Properties Trust	215,983	6,477,330
Hudson Pacific Properties, Inc.	204,652	7,291,751
Invitation Homes, Inc.	386,482	9,101,651
Iron Mountain, Inc.	350,045	14,306,339
Jones Lang LaSalle, Inc.	60,792	9,270,172
Kilroy Realty Corp.	129,255	9,743,242
Kimco Realty Corp.	565,450	10,472,134
Lamar Advertising Co., Class A	109,860	8,264,768
Liberty Property Trust	193,758	8,695,859
Life Storage, Inc.	61,255	5,501,312
Medical Properties Trust, Inc.	478,751	6,554,101
National Retail Properties, Inc.	196,151	8,055,922
Omega Healthcare Investors, Inc.	259,086	6,956,459
Outfront Media, Inc.	186,031	4,364,287
Paramount Group, Inc.	267,665	4,328,143
Park Hotels & Resorts, Inc.	189,053	5,520,348
Rayonier, Inc.	171,648	5,415,494
Realogy Holdings Corp.	178,981	4,995,360
Regency Centers Corp.	197,374	13,383,931
Retail Properties of America, Inc., Class A	304,298	3,974,132
RLJ Lodging Trust	229,710	4,980,113
Senior Housing Properties Trust	312,383	5,982,134
Spirit Realty Capital, Inc.	625,781	5,344,170
STORE Capital Corp.	217,334	5,611,564
Sun Communities, Inc.	104,825	9,755,014
Taubman Centers, Inc.	79,845	4,686,103
The Howard Hughes Corp. *	52,346	6,490,904
The Macerich Co.	145,172	9,399,887
UDR, Inc.	351,536	13,825,911
Uniti Group, Inc.	217,162	3,496,308
VEREIT, Inc.	1,279,011	9,976,286
Weingarten Realty Investors	157,205	5,179,905
WP Carey, Inc.	140,696	10,014,741
		440,914,238

Retailing 3.2%
Advance Auto Parts, Inc.	98,393	9,937,693
AutoNation, Inc. *(a)	83,004	4,595,931
Bed Bath & Beyond, Inc.	189,625	4,245,704
Burlington Stores, Inc. *	91,687	9,752,746
Dick's Sporting Goods, Inc.	111,476	3,284,083
Floor & Decor Holdings, Inc., Class A *	29,894	1,213,397
Foot Locker, Inc.	163,310	6,996,200
Kohl's Corp.	221,449	10,622,909
Liberty Ventures, Series A *	106,753	5,957,885
LKQ Corp. *	414,661	16,345,937
Macy's, Inc.	406,872	9,683,554
Security	Number of Shares	Value ($)
Nordstrom, Inc.	156,666	7,120,470
Penske Automotive Group, Inc.	47,722	2,307,836
Pool Corp.	54,210	6,810,944
Signet Jewelers Ltd.	79,441	4,153,970
The Michaels Cos., Inc. *	145,375	3,140,100
Tractor Supply Co.	168,406	11,492,025
TripAdvisor, Inc. *	141,336	4,893,052
Williams-Sonoma, Inc.	104,799	5,361,517
		127,915,953

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	1,072,212	11,676,389
Cavium, Inc. *	91,480	7,819,710
Cypress Semiconductor Corp.	433,472	6,939,887
First Solar, Inc. *	107,162	6,654,760
Marvell Technology Group Ltd.	573,042	12,801,758
Microsemi Corp. *	151,890	8,027,386
MKS Instruments, Inc.	72,823	6,867,209
Monolithic Power Systems, Inc.	52,434	6,205,564
ON Semiconductor Corp. *	553,722	11,118,738
Qorvo, Inc. *	167,045	12,792,306
Teradyne, Inc.	260,025	10,523,212
		101,426,919

Software & Services 10.8%
Akamai Technologies, Inc. *	230,143	12,837,376
ANSYS, Inc. *	112,594	16,685,305
Aspen Technology, Inc. *	95,864	6,415,219
Black Knight, Inc. *	145,329	6,525,272
Booz Allen Hamilton Holding Corp.	195,270	7,554,996
Broadridge Financial Solutions, Inc.	156,550	14,130,203
Cadence Design Systems, Inc. *	372,167	16,341,853
CDK Global, Inc.	177,485	12,262,439
CoStar Group, Inc. *	47,484	14,481,195
CSRA, Inc.	218,808	6,330,115
DST Systems, Inc.	79,533	4,977,175
EPAM Systems, Inc. *	66,670	6,763,005
Euronet Worldwide, Inc. *	68,976	6,300,958
Fair Isaac Corp.	40,196	6,313,184
First Data Corp., Class A *	570,464	9,384,133
Fortinet, Inc. *	198,277	8,339,531
Gartner, Inc. *	120,432	14,559,024
Genpact Ltd.	162,383	5,235,228
GoDaddy, Inc., Class A *	101,813	4,953,202
GrubHub, Inc. *	112,792	7,620,227
Guidewire Software, Inc. *	97,554	7,257,042
IAC/InterActiveCorp *	98,469	12,532,150
Jack Henry & Associates, Inc.	104,456	12,045,866
Leidos Holdings, Inc.	186,602	11,862,289
LogMeIn, Inc.	70,344	8,370,936
Manhattan Associates, Inc. *	90,458	4,011,812
MAXIMUS, Inc.	85,103	5,878,915
Nuance Communications, Inc. *	355,401	5,522,932
PTC, Inc. *	151,661	9,657,772
Sabre Corp.	279,737	5,569,564
Snap, Inc., Class A *(a)	305,435	4,208,894
Splunk, Inc. *	184,299	14,760,507
Square, Inc., Class A *	334,930	13,135,955
SS&C Technologies Holdings, Inc.	226,444	9,349,873
Synopsys, Inc. *	201,408	18,203,255
Tableau Software, Inc., Class A *	84,778	5,959,893
Take-Two Interactive Software, Inc. *	150,763	16,817,613
Teradata Corp. *	165,468	6,289,439
The Ultimate Software Group, Inc. *	37,171	7,844,196
Total System Services, Inc.	222,914	16,575,885
Tyler Technologies, Inc. *	46,041	8,421,820
Vantiv, Inc., Class A *	216,029	16,202,175

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	112,926	12,997,783
WEX, Inc. *	52,094	6,705,540
Zillow Group, Inc., Class A *	64,489	2,647,918
Zillow Group, Inc., Class C *	139,342	5,718,596
		436,558,260

Technology Hardware & Equipment 4.7%
ARRIS International plc *	231,636	6,942,131
Arrow Electronics, Inc. *	115,831	9,351,037
Avnet, Inc.	161,512	6,688,212
CDW Corp.	205,950	14,418,559
Cognex Corp.	115,191	15,962,017
Coherent, Inc. *	32,918	9,610,739
CommScope Holding Co., Inc. *	259,095	9,324,829
Dolby Laboratories, Inc., Class A	76,073	4,730,219
F5 Networks, Inc. *	84,066	11,281,657
FLIR Systems, Inc.	180,052	8,386,822
IPG Photonics Corp. *	50,267	11,510,138
Jabil, Inc.	235,215	6,785,953
Keysight Technologies, Inc. *	243,138	10,576,503
National Instruments Corp.	140,408	6,170,931
NCR Corp. *	159,661	4,995,793
SYNNEX Corp.	38,162	5,197,664
Trimble, Inc. *	336,588	14,133,330
Ubiquiti Networks, Inc. *(a)	30,608	2,045,533
Universal Display Corp.	55,751	10,090,931
ViaSat, Inc. *	72,347	5,371,041
Xerox Corp.	283,792	8,417,271
Zebra Technologies Corp., Class A *	69,721	7,691,621
		189,682,931

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	120,858	3,346,558
Zayo Group Holdings, Inc. *	246,164	8,699,436
		12,045,994

Transportation 2.7%
Alaska Air Group, Inc.	162,066	11,210,105
AMERCO	9,142	3,388,665
Avis Budget Group, Inc. *	95,426	3,635,731
Expeditors International of Washington, Inc.	240,126	15,555,362
Genesee & Wyoming, Inc., Class A *	80,738	6,363,769
J.B. Hunt Transport Services, Inc.	114,905	12,770,542
JetBlue Airways Corp. *	441,787	9,485,167
Kirby Corp. *	70,872	4,769,686
Landstar System, Inc.	54,979	5,673,833
Macquarie Infrastructure Corp.	104,134	6,954,068
Old Dominion Freight Line, Inc.	91,947	11,883,230
Ryder System, Inc.	69,583	5,739,206
XPO Logistics, Inc. *	130,631	10,323,768
		107,753,132

Security	Number of Shares	Value ($)
Utilities 4.6%
AES Corp.	866,692	9,169,601
Alliant Energy Corp.	307,656	13,878,362
Aqua America, Inc.	237,963	9,040,214
Atmos Energy Corp.	139,401	12,865,318
Calpine Corp. *	473,514	7,112,180
Great Plains Energy, Inc.	283,106	9,713,367
IDACORP, Inc.	66,012	6,522,646
MDU Resources Group, Inc.	256,050	7,156,598
National Fuel Gas Co.	112,295	6,602,946
NiSource, Inc.	437,355	12,040,383
NRG Energy, Inc.	399,752	11,053,143
OGE Energy Corp.	266,743	9,538,730
Pinnacle West Capital Corp.	149,369	13,713,568
Portland General Electric Co.	116,472	5,781,670
SCANA Corp.	192,135	8,294,468
UGI Corp.	227,712	11,160,165
Vectren Corp.	108,699	7,554,581
Vistra Energy Corp.	370,355	6,999,710
Westar Energy, Inc.	189,821	10,859,659
WGL Holdings, Inc.	70,411	5,952,546
		185,009,855
Total Common Stock
(Cost $3,267,386,372)		4,028,638,641

Other Investment Companies 1.1% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	5,984,708	5,984,708

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.00% (b)	35,570,651	35,570,651
Total Other Investment Companies
(Cost $41,555,359)		41,555,359

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	70	9,267,650	167,262
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,663,700.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,028,638,641	$—	$—	$4,028,638,641
Other Investment Companies[1]	41,555,359	—	—	41,555,359
Futures Contracts[2]	167,262	—	—	167,262
Total	$4,070,361,262	$—	$—	$4,070,361,262
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	225,879	4,054,528
Cooper Tire & Rubber Co.	122,344	4,496,142
Cooper-Standard Holding, Inc. *	36,093	4,550,244
Dana, Inc.	328,940	10,868,178
Dorman Products, Inc. *	70,796	4,836,075
Fox Factory Holding Corp. *	88,638	3,456,882
Gentex Corp.	645,638	13,222,666
Gentherm, Inc. *	84,383	3,037,788
Horizon Global Corp. *	43,552	614,083
LCI Industries	56,535	7,400,431
Modine Manufacturing Co. *	112,901	2,585,433
Motorcar Parts of America, Inc. *	45,847	1,194,773
Standard Motor Products, Inc.	46,422	2,098,739
Stoneridge, Inc. *	65,969	1,505,412
Superior Industries International, Inc.	57,158	954,539
Tenneco, Inc.	120,517	7,159,915
Thor Industries, Inc.	112,166	17,223,089
Tower International, Inc.	41,936	1,350,339
Visteon Corp. *	70,220	9,247,272
Winnebago Industries, Inc.	68,669	3,759,628
		103,616,156

Banks 11.2%
1st Source Corp.	38,055	1,957,930
Access National Corp.	32,423	954,857
Ameris Bancorp	83,003	4,116,949
Arrow Financial Corp.	34,632	1,274,458
Associated Banc-Corp.	341,820	8,716,410
Banc of California, Inc.	96,191	2,169,107
BancFirst Corp.	37,781	2,145,961
BancorpSouth Bank	194,109	6,454,124
Bank Mutual Corp.	98,044	1,049,071
Bank of Hawaii Corp.	97,294	8,258,315
Bank of the Ozarks, Inc.	278,042	13,407,185
BankUnited, Inc.	244,360	9,097,523
Banner Corp.	76,146	4,385,248
Beneficial Bancorp, Inc.	175,469	2,974,200
Berkshire Hills Bancorp, Inc.	87,275	3,364,451
Bofl Holding, Inc. *(a)	126,746	3,503,259
Boston Private Financial Holdings, Inc.	189,129	3,092,259
Bridge Bancorp, Inc.	43,169	1,551,926
Brookline Bancorp, Inc.	174,565	2,810,496
Bryn Mawr Bank Corp.	36,537	1,613,109
Byline Bancorp, Inc. *	13,833	295,335
Cadence BanCorp *	41,106	1,002,986
Camden National Corp.	35,952	1,642,647
Capital Bank Financial Corp., Class A	76,098	3,177,091
Capitol Federal Financial, Inc.	317,310	4,461,379
Carolina Financial Corp.	37,268	1,440,408
Cathay General Bancorp	174,408	7,567,563
CenterState Banks Corp.	140,187	3,803,273
Security	Number of Shares	Value ($)
Central Pacific Financial Corp.	65,587	2,111,901
Chemical Financial Corp.	164,293	9,264,482
City Holding Co.	33,916	2,415,498
Clifton Bancorp, Inc.	51,047	883,624
CoBiz Financial, Inc.	82,764	1,752,942
Columbia Banking System, Inc.	165,428	7,626,231
Commerce Bancshares, Inc.	215,788	12,217,953
Community Bank System, Inc.	114,630	6,348,209
Community Trust Bancorp, Inc.	42,625	2,120,594
ConnectOne Bancorp, Inc.	63,702	1,729,509
Customers Bancorp, Inc. *	61,506	1,666,813
CVB Financial Corp.	241,612	5,941,239
Dime Community Bancshares, Inc.	71,255	1,571,173
Eagle Bancorp, Inc. *	72,514	4,796,801
Enterprise Financial Services Corp.	51,145	2,314,311
Essent Group Ltd. *	192,946	8,537,860
F.N.B. Corp.	738,278	10,476,165
FB Financial Corp. *	30,206	1,282,245
FCB Financial Holdings, Inc., Class A *	96,370	5,093,154
Federal Agricultural Mortgage Corp., Class C	20,721	1,538,534
Fidelity Southern Corp.	48,994	1,080,318
Financial Institutions, Inc.	32,604	1,077,562
First Bancorp (North Carolina)	68,255	2,586,864
First BanCorp (Puerto Rico) *	428,243	2,132,650
First Busey Corp.	92,379	2,940,424
First Citizens BancShares, Inc., Class A	20,498	8,742,192
First Commonwealth Financial Corp.	219,060	3,307,806
First Community Bancshares, Inc.	35,907	1,077,210
First Financial Bancorp	145,385	4,121,665
First Financial Bankshares, Inc.	152,324	7,227,774
First Financial Corp.	28,510	1,374,182
First Foundation, Inc. *	65,065	1,240,790
First Hawaiian, Inc.	124,862	3,654,711
First Horizon National Corp.	529,485	10,266,714
First Interstate BancSystem, Inc., Class A	45,104	1,790,629
First Merchants Corp.	93,065	4,076,247
First Midwest Bancorp, Inc.	234,750	5,861,707
Flagstar Bancorp, Inc. *	50,209	1,908,444
Flushing Financial Corp.	63,845	1,805,537
Fulton Financial Corp.	396,873	7,540,587
German American Bancorp, Inc.	46,137	1,735,213
Glacier Bancorp, Inc.	180,432	7,226,302
Great Southern Bancorp, Inc.	23,532	1,271,905
Great Western Bancorp, Inc.	137,488	5,681,004
Green Bancorp, Inc. *	47,775	1,070,160
Guaranty Bancorp	54,951	1,596,327
Hancock Holding Co.	192,807	9,900,639
Hanmi Financial Corp.	70,066	2,224,595
HarborOne Bancorp, Inc. *	69,403	1,345,030
Heartland Financial USA, Inc.	62,206	3,141,403
Heritage Commerce Corp.	81,736	1,326,575
Heritage Financial Corp.	71,198	2,317,495
Hilltop Holdings, Inc.	170,304	4,235,460
Home BancShares, Inc.	363,459	8,650,324
HomeStreet, Inc. *	57,894	1,765,767
HomeTrust Bancshares, Inc. *	40,009	1,080,243

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hope Bancorp, Inc.	302,670	5,665,982
Horizon Bancorp	57,867	1,591,342
IBERIABANK Corp.	127,724	9,930,541
Independent Bank Corp.	60,780	4,418,706
Independent Bank Group, Inc.	38,725	2,668,152
International Bancshares Corp.	121,632	5,017,320
Investors Bancorp, Inc.	588,846	8,402,832
Kearny Financial Corp.	185,366	2,743,417
Lakeland Bancorp, Inc.	96,140	2,009,326
Lakeland Financial Corp.	58,023	2,940,606
LegacyTexas Financial Group, Inc.	97,040	4,063,065
LendingTree, Inc. *	17,608	5,316,736
Live Oak Bancshares, Inc.	62,396	1,606,697
MainSource Financial Group, Inc.	57,539	2,275,667
MB Financial, Inc.	190,579	8,871,452
Mercantile Bank Corp.	36,161	1,341,935
Meridian Bancorp, Inc.	124,310	2,504,846
Meta Financial Group, Inc.	20,525	1,928,324
MGIC Investment Corp. *	843,189	12,327,423
Midland States Bancorp, Inc.	14,233	473,247
National Bank Holdings Corp., Class A	60,903	2,066,439
National Commerce Corp. *	26,166	1,084,581
Nationstar Mortgage Holdings, Inc. *	56,844	1,027,171
NBT Bancorp, Inc.	94,949	3,687,819
Nicolet Bankshares, Inc. *	17,359	1,005,954
NMI Holdings, Inc., Class A *	115,721	1,973,043
Northfield Bancorp, Inc.	110,255	1,955,924
Northwest Bancshares, Inc.	225,056	3,810,198
OceanFirst Financial Corp.	68,622	1,904,260
Ocwen Financial Corp. *	243,553	776,934
OFG Bancorp	104,583	1,024,913
Old National Bancorp	302,752	5,525,224
Opus Bank *	43,705	1,219,370
Oritani Financial Corp.	90,455	1,560,349
Pacific Premier Bancorp, Inc. *	90,985	3,603,006
PacWest Bancorp	292,911	13,960,138
Park National Corp.	30,556	3,433,272
Park Sterling Corp.	130,930	1,685,069
Peapack Gladstone Financial Corp.	35,561	1,252,814
Peoples Bancorp, Inc.	39,499	1,337,436
Peoples Financial Services Corp.	17,720	868,812
PHH Corp. *	75,699	859,941
Pinnacle Financial Partners, Inc.	167,669	11,510,477
Popular, Inc.	241,735	8,547,750
Preferred Bank	29,420	1,841,692
Prosperity Bancshares, Inc.	157,518	11,032,561
Provident Financial Services, Inc.	132,219	3,614,867
QCR Holdings, Inc.	27,885	1,265,979
Radian Group, Inc.	508,679	10,422,833
Renasant Corp.	100,107	4,308,605
Republic Bancorp, Inc., Class A	22,590	961,430
S&T Bancorp, Inc.	77,059	3,217,984
Sandy Spring Bancorp, Inc.	52,363	2,062,579
Seacoast Banking Corp. of Florida *	93,820	2,442,135
ServisFirst Bancshares, Inc.	102,853	4,318,797
Simmons First National Corp., Class A	90,332	5,230,223
South State Corp.	66,503	6,121,601
Southside Bancshares, Inc.	61,589	2,229,522
State Bank Financial Corp.	93,350	2,841,574
Sterling Bancorp	509,983	12,928,069
Stock Yards Bancorp, Inc.	51,037	2,031,273
Sun Bancorp, Inc.	22,970	586,884
Synovus Financial Corp.	279,565	13,874,811
TCF Financial Corp.	389,166	7,903,961
Texas Capital Bancshares, Inc. *	111,890	10,109,261
The Bancorp, Inc. *	127,629	1,234,172
The First of Long Island Corp.	49,321	1,487,028
Tompkins Financial Corp.	29,940	2,651,486
Towne Bank	133,833	4,483,405
Security	Number of Shares	Value ($)
TriCo Bancshares	54,710	2,299,461
TriState Capital Holdings, Inc. *	49,594	1,200,175
Triumph Bancorp, Inc. *	41,218	1,370,499
TrustCo Bank Corp.	235,633	2,203,169
Trustmark Corp.	157,270	5,337,744
UMB Financial Corp.	101,746	7,647,229
Umpqua Holdings Corp.	497,225	10,993,645
Union Bankshares Corp.	97,445	3,672,702
United Bankshares, Inc.	235,811	8,854,703
United Community Banks, Inc.	163,567	4,700,916
United Financial Bancorp, Inc.	118,895	2,216,203
Univest Corp. of Pennsylvania	57,211	1,607,629
Valley National Bancorp	597,644	7,111,964
Veritex Holdings, Inc. *	37,280	1,037,130
Walker & Dunlop, Inc. *	65,865	3,245,827
Washington Federal, Inc.	200,676	6,983,525
Washington Trust Bancorp, Inc.	34,923	1,985,373
Waterstone Financial, Inc.	65,117	1,230,711
Webster Financial Corp.	209,423	12,014,598
WesBanco, Inc.	96,999	4,080,748
Westamerica Bancorp	57,503	3,555,410
Western Alliance Bancorp *	222,119	12,922,883
Wintrust Financial Corp.	125,449	10,518,899
WSFS Financial Corp.	73,517	3,719,960
Xenith Bankshares, Inc. *	28,007	984,446
		726,836,004

Capital Goods 10.2%
AAON, Inc.	92,446	3,369,657
AAR Corp.	76,685	3,188,562
Actuant Corp., Class A	132,913	3,508,903
Advanced Drainage Systems, Inc.	91,062	2,158,169
AECOM *	359,649	13,486,837
Aegion Corp. *	72,672	2,007,927
Aerojet Rocketdyne Holdings, Inc. *	175,400	5,523,346
Aerovironment, Inc. *	50,240	2,289,939
Air Lease Corp.	217,411	9,413,896
Aircastle Ltd.	130,909	3,207,270
Alamo Group, Inc.	20,421	2,408,657
Albany International Corp., Class A	64,680	4,184,796
Altra Industrial Motion Corp.	67,300	3,270,780
Ameresco, Inc., Class A *	40,489	344,157
American Railcar Industries, Inc. (a)	16,887	684,261
American Woodmark Corp. *	31,319	3,119,372
Apogee Enterprises, Inc.	68,910	3,447,567
Applied Industrial Technologies, Inc.	89,142	5,700,631
Argan, Inc.	32,196	1,899,564
Armstrong Flooring, Inc. *	54,217	949,882
Armstrong World Industries, Inc. *	119,375	7,156,531
Astec Industries, Inc.	42,156	2,334,178
Astronics Corp. *	49,773	2,065,082
Atkore International Group, Inc. *	47,096	1,002,203
Axon Enterprise, Inc. *	122,675	3,052,154
AZZ, Inc.	59,459	2,859,978
Babcock & Wilcox Enterprises, Inc. *(a)	127,176	597,727
Barnes Group, Inc.	112,181	7,434,235
Beacon Roofing Supply, Inc. *	157,389	10,085,487
BMC Stock Holdings, Inc. *	135,969	3,140,884
Briggs & Stratton Corp.	98,377	2,449,587
Builders FirstSource, Inc. *	268,383	5,475,013
BWX Technologies, Inc.	230,438	14,390,853
CAI International, Inc. *	34,204	1,171,487
Chart Industries, Inc. *	72,811	3,544,439
Chicago Bridge & Iron Co. N.V. (a)	234,198	3,822,111
CIRCOR International, Inc.	36,627	1,774,212
Columbus McKinnon Corp.	47,518	1,897,869
Comfort Systems USA, Inc.	86,298	3,706,499
Continental Building Products, Inc. *	91,420	2,550,618

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Crane Co.	114,069	9,738,071
CSW Industrials, Inc. *	34,096	1,640,018
Cubic Corp.	57,538	3,564,479
Curtiss-Wright Corp.	99,487	12,356,285
Douglas Dynamics, Inc.	47,952	1,954,044
DXP Enterprises, Inc. *	33,213	923,321
Dycom Industries, Inc. *	74,149	7,961,378
EMCOR Group, Inc.	133,061	10,747,337
Encore Wire Corp.	45,016	2,097,746
Energy Recovery, Inc. *(a)	76,536	859,499
EnerSys	100,511	6,944,305
Engility Holdings, Inc. *	41,837	1,221,222
EnPro Industries, Inc.	47,643	4,114,926
ESCO Technologies, Inc.	59,748	3,904,532
Esterline Technologies Corp. *	58,987	4,179,229
Federal Signal Corp.	143,851	3,092,796
Foundation Building Materials, Inc. *	28,883	439,310
Franklin Electric Co., Inc.	89,635	4,150,100
Gardner Denver Holdings, Inc. *	99,157	3,213,678
GATX Corp.	86,177	5,442,078
Generac Holdings, Inc. *	140,614	6,913,990
General Cable Corp.	108,504	2,332,836
Gibraltar Industries, Inc. *	76,953	2,531,754
Global Brass & Copper Holdings, Inc.	47,706	1,650,628
GMS, Inc. *	59,926	2,235,839
Graham Corp.	25,466	505,245
Granite Construction, Inc.	91,031	6,041,727
Great Lakes Dredge & Dock Corp. *	145,260	726,300
Griffon Corp.	69,342	1,619,136
H&E Equipment Services, Inc.	67,173	2,498,164
Harsco Corp. *	187,526	3,384,844
Herc Holdings, Inc. *	65,582	3,881,143
Hexcel Corp.	203,382	12,609,684
Hillenbrand, Inc.	146,214	6,660,048
Hyster-Yale Materials Handling, Inc.	20,728	1,758,356
Insteel Industries, Inc.	41,173	1,134,316
ITT, Inc.	203,353	11,021,733
JELD-WEN Holding, Inc. *	150,448	5,884,021
John Bean Technologies Corp.	73,139	8,758,395
Kadant, Inc.	24,315	2,487,425
Kaman Corp.	61,393	3,662,706
KBR, Inc.	323,923	6,073,556
Kennametal, Inc.	188,271	8,777,194
KLX, Inc. *	117,751	6,607,009
Kratos Defense & Security Solutions, Inc. *	192,904	2,011,989
L.B. Foster Co., Class A *	24,278	560,822
Lindsay Corp.	25,438	2,386,848
Lydall, Inc. *	41,430	2,280,722
Masonite International Corp. *	66,438	4,893,159
MasTec, Inc. *	155,017	6,952,512
Mercury Systems, Inc. *	107,984	5,635,685
Meritor, Inc. *	203,030	5,071,689
Milacron Holdings Corp. *	116,048	2,045,926
Moog, Inc., Class A *	74,980	6,306,568
MRC Global, Inc. *	215,434	3,384,468
MSC Industrial Direct Co., Inc., Class A	104,653	9,426,096
Mueller Industries, Inc.	131,955	4,803,162
Mueller Water Products, Inc., Class A	361,473	4,514,798
MYR Group, Inc. *	37,890	1,347,368
National Presto Industries, Inc.	9,954	1,032,230
Navistar International Corp. *	149,233	6,075,275
NCI Building Systems, Inc. *	97,323	1,625,294
Nexeo Solutions, Inc. *	125,549	995,604
NN, Inc.	57,728	1,613,498
NOW, Inc. *	249,795	2,577,884
Omega Flex, Inc.	12,214	788,780
Oshkosh Corp.	169,643	15,274,656
Park-Ohio Holdings Corp.	22,442	1,043,553
Patrick Industries, Inc. *	35,444	3,586,933
Security	Number of Shares	Value ($)
PGT Innovations, Inc. *	114,502	1,872,108
Plug Power, Inc. *(a)	506,367	1,200,090
Ply Gem Holdings, Inc. *	45,697	813,407
Powell Industries, Inc.	23,606	662,620
Preformed Line Products Co.	6,741	562,806
Primoris Services Corp.	92,303	2,583,561
Proto Labs, Inc. *	54,958	5,286,960
Quanex Building Products Corp.	74,635	1,634,507
Raven Industries, Inc.	79,444	3,034,761
RBC Bearings, Inc. *	54,707	7,300,649
Regal Beloit Corp.	100,631	7,743,555
REV Group, Inc.	61,973	1,692,483
Rexnord Corp. *	234,351	5,840,027
Rush Enterprises, Inc., Class A *	69,450	3,382,909
Rush Enterprises, Inc., Class B *	10,504	483,079
Simpson Manufacturing Co., Inc.	94,674	5,677,600
SiteOne Landscape Supply, Inc. *	92,232	6,897,109
SPX Corp. *	93,374	2,977,697
SPX FLOW, Inc. *	96,719	4,330,110
Standex International Corp.	28,435	3,042,545
Sun Hydraulics Corp.	60,132	3,647,607
Sunrun, Inc. *	154,287	864,007
Teledyne Technologies, Inc. *	79,916	14,883,556
Tennant Co.	38,957	2,563,371
Terex Corp.	192,457	8,999,289
The Gorman-Rupp Co.	41,446	1,364,817
The Greenbrier Cos., Inc.	65,875	3,293,750
The KeyW Holding Corp. *	113,497	623,099
The Manitowoc Co., Inc. *	76,957	3,092,132
The Timken Co.	155,001	7,734,550
Thermon Group Holdings, Inc. *	71,003	1,651,530
Titan International, Inc.	104,768	1,254,073
Titan Machinery, Inc. *	35,331	671,289
TPI Composites, Inc. *	34,771	658,563
Trex Co., Inc. *	68,059	8,014,628
TriMas Corp. *	109,807	2,844,001
Triton International Ltd. *	108,039	4,275,103
Triumph Group, Inc.	114,924	3,551,152
Tutor Perini Corp. *	94,050	2,370,060
Univar, Inc. *	236,107	6,955,712
Universal Forest Products, Inc.	149,405	5,850,700
USG Corp. *	205,754	7,820,710
Valmont Industries, Inc.	51,227	8,852,026
Veritiv Corp. *	27,874	759,567
Vivint Solar, Inc. *	51,256	181,959
Wabash National Corp.	133,732	2,694,700
Watsco, Inc.	69,947	11,716,122
Watts Water Technologies, Inc., Class A	61,281	4,559,306
Welbilt, Inc. *	310,658	6,971,166
Wesco Aircraft Holdings, Inc. *	145,964	1,080,134
WESCO International, Inc. *	114,542	7,508,228
Woodward, Inc.	125,024	9,670,606
		663,207,338

Commercial & Professional Services 2.9%
ABM Industries, Inc.	124,793	5,341,140
Acacia Research Corp. *	108,663	456,385
ACCO Brands Corp. *	245,822	3,232,559
Advanced Disposal Services, Inc. *	99,207	2,314,499
Barrett Business Services, Inc.	16,509	1,095,537
Brady Corp., Class A	106,856	4,178,070
Casella Waste Systems, Inc., Class A *	85,774	1,828,702
CBIZ, Inc. *	129,975	1,917,131
Clean Harbors, Inc. *	118,136	6,362,805
Covanta Holding Corp.	291,870	4,436,424
Deluxe Corp.	108,403	7,707,453
Ennis, Inc.	59,495	1,258,319
Essendant, Inc.	84,818	798,137

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exponent, Inc.	59,766	4,512,333
Forrester Research, Inc.	22,975	1,067,189
Franklin Covey Co. *	35,359	710,716
FTI Consulting, Inc. *	87,531	3,764,708
GP Strategies Corp. *	41,317	950,291
Healthcare Services Group, Inc.	168,871	8,769,471
Heidrick & Struggles International, Inc.	38,542	963,550
Heritage-Crystal Clean, Inc. *	27,320	523,178
Herman Miller, Inc.	139,866	5,000,210
HNI Corp.	103,213	3,612,455
Huron Consulting Group, Inc. *	48,267	1,974,120
ICF International, Inc. *	43,107	2,329,933
InnerWorkings, Inc. *	96,146	1,043,184
Insperity, Inc.	43,049	5,075,477
Interface, Inc.	147,683	3,684,691
Kelly Services, Inc., Class A	71,486	2,083,817
Kforce, Inc.	53,389	1,388,114
Kimball International, Inc., Class B	80,404	1,490,690
Knoll, Inc.	113,712	2,475,510
Korn/Ferry International	129,073	5,658,560
LSC Communications, Inc.	73,277	1,198,812
Matthews International Corp., Class A	71,921	4,074,325
McGrath RentCorp	56,068	2,680,050
Mistras Group, Inc. *	36,443	836,367
Mobile Mini, Inc.	101,257	3,635,126
MSA Safety, Inc.	76,646	6,591,556
Multi-Color Corp.	33,000	2,524,500
Navigant Consulting, Inc. *	114,241	2,192,285
NL Industries, Inc. *	22,814	350,195
On Assignment, Inc. *	112,491	7,194,924
Pendrell Corp. *	31,667	217,869
Pitney Bowes, Inc.	418,552	4,465,950
Quad/Graphics, Inc.	71,305	1,605,076
R.R. Donnelley & Sons Co.	163,496	1,535,228
Resources Connection, Inc.	66,742	1,071,209
RPX Corp.	116,775	1,540,262
SP Plus Corp. *	53,237	2,086,890
Steelcase, Inc., Class A	208,703	3,172,286
Team, Inc. *	71,583	984,266
Tetra Tech, Inc.	127,601	6,380,050
The Brink's Co.	114,590	9,264,602
TriNet Group, Inc. *	92,258	4,129,468
TrueBlue, Inc. *	92,871	2,642,180
UniFirst Corp.	36,312	5,937,012
US Ecology, Inc.	48,590	2,499,956
Viad Corp.	44,473	2,561,645
VSE Corp.	18,890	902,375
WageWorks, Inc. *	92,317	5,922,136
		186,201,958

Consumer Durables & Apparel 2.5%
Acushnet Holdings Corp.	75,759	1,505,331
American Outdoor Brands Corp. *	130,635	1,832,809
Beazer Homes USA, Inc. *	83,388	1,764,490
Brunswick Corp.	201,487	11,152,305
CalAtlantic Group, Inc.	172,453	9,664,266
Callaway Golf Co.	215,937	3,133,246
Cavco Industries, Inc. *	18,882	2,891,778
Century Communities, Inc. *	42,737	1,339,805
Columbia Sportswear Co.	67,212	4,725,676
Crocs, Inc. *	176,552	1,929,713
Deckers Outdoor Corp. *	72,853	5,444,305
Ethan Allen Interiors, Inc.	58,017	1,705,700
Fossil Group, Inc. *(a)	100,104	708,736
G-III Apparel Group Ltd. *	92,164	2,838,651
GoPro, Inc., Class A *(a)	250,521	2,139,449
Hamilton Beach Brands Holding Co., Class A	20,057	573,229
Security	Number of Shares	Value ($)
Helen of Troy Ltd. *	62,782	5,612,711
Hovnanian Enterprises, Inc., Class A *	295,870	843,230
Iconix Brand Group, Inc. *	113,778	213,903
Installed Building Products, Inc. *	49,388	3,805,345
iRobot Corp. *	65,542	4,497,492
Johnson Outdoors, Inc., Class A	12,714	929,902
KB Home	194,650	6,104,224
La-Z-Boy, Inc.	110,205	3,625,744
LGI Homes, Inc. *(a)	38,934	2,733,556
Libbey, Inc.	54,033	366,884
M.D.C Holdings, Inc.	98,958	3,544,676
M/I Homes, Inc. *	61,200	2,216,052
Malibu Boats, Inc., Class A *	53,047	1,658,249
Marine Products Corp.	11,447	172,163
Meritage Homes Corp. *	85,057	4,673,882
Movado Group, Inc.	39,623	1,162,935
Nautilus, Inc. *	75,289	986,286
Oxford Industries, Inc.	37,174	2,565,006
Perry Ellis International, Inc. *	31,660	774,720
PICO Holdings, Inc. *	44,026	576,741
Skechers U.S.A., Inc., Class A *	300,696	10,554,430
Steven Madden Ltd. *	122,803	5,249,828
Sturm Ruger & Co., Inc. (a)	43,686	2,391,808
Taylor Morrison Home Corp., Class A *	187,423	4,528,140
Tempur Sealy International, Inc. *	103,961	6,020,382
TopBuild Corp. *	80,334	5,461,909
TRI Pointe Group, Inc. *	355,946	6,449,742
Tupperware Brands Corp.	120,760	7,622,371
Unifi, Inc. *	39,081	1,428,020
Universal Electronics, Inc. *	34,921	1,854,305
Vera Bradley, Inc. *	43,277	383,001
Vista Outdoor, Inc. *	127,562	1,838,168
William Lyon Homes, Class A *	49,515	1,477,528
Wolverine World Wide, Inc.	217,899	6,312,534
		161,985,356

Consumer Services 4.0%
Adtalem Global Education, Inc. *	139,710	5,790,979
American Public Education, Inc. *	39,225	1,053,191
Ascent Capital Group, Inc., Class A *	29,364	353,543
BBX Capital Corp.	161,653	1,323,938
Belmond Ltd., Class A *	191,313	2,372,281
Biglari Holdings, Inc. *	2,140	734,020
BJ's Restaurants, Inc.	39,142	1,399,326
Bloomin' Brands, Inc.	211,051	4,531,265
Bojangles', Inc. *	47,962	645,089
Boyd Gaming Corp.	185,429	5,913,331
Bridgepoint Education, Inc. *	41,536	379,224
Bright Horizons Family Solutions, Inc. *	120,018	10,675,601
Brinker International, Inc.	105,483	3,874,391
Buffalo Wild Wings, Inc. *	34,865	5,437,197
Caesars Entertainment Corp. *	323,570	4,287,302
Capella Education Co.	28,622	2,441,457
Career Education Corp. *	161,504	2,143,158
Carriage Services, Inc.	35,944	920,885
Carrols Restaurant Group, Inc. *	88,951	1,178,601
Chegg, Inc. *	184,621	2,808,085
Choice Hotels International, Inc.	82,692	6,491,322
Churchill Downs, Inc.	30,701	7,214,735
Chuy's Holdings, Inc. *	39,626	986,687
Cracker Barrel Old Country Store, Inc. (a)	53,581	8,376,318
Dave & Buster's Entertainment, Inc. *	102,015	5,409,855
Del Frisco's Restaurant Group, Inc. *	46,116	670,988
Denny's Corp. *	155,954	2,113,177
DineEquity, Inc.	39,527	1,813,103
Drive Shack, Inc.	153,598	949,236
El Pollo Loco Holdings, Inc. *	45,239	477,271
Eldorado Resorts, Inc. *	133,743	4,092,536

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Extended Stay America, Inc.	436,101	7,618,684
Fiesta Restaurant Group, Inc. *	62,038	1,172,518
Graham Holdings Co., Class B	10,402	6,065,406
Grand Canyon Education, Inc. *	109,019	10,352,444
Hilton Grand Vacations, Inc. *	145,453	5,813,756
Houghton Mifflin Harcourt Co. *	234,097	2,282,446
Hyatt Hotels Corp., Class A *	110,852	8,021,251
ILG, Inc.	248,425	6,978,258
International Speedway Corp., Class A	61,351	2,530,729
Jack in the Box, Inc.	65,873	6,818,514
K12, Inc. *	87,785	1,451,964
La Quinta Holdings, Inc. *	182,358	3,247,796
Laureate Education, Inc., Class A *	78,531	1,070,378
Marriott Vacations Worldwide Corp.	56,091	7,530,217
Monarch Casino & Resort, Inc. *	24,647	1,156,684
Noodles & Co. *(a)	31,225	157,686
Papa John's International, Inc.	61,621	3,602,364
Penn National Gaming, Inc. *	195,029	5,609,034
Pinnacle Entertainment, Inc. *	121,755	3,735,443
Planet Fitness, Inc., Class A *	201,214	6,513,297
Playa Hotels & Resorts N.V. *	125,723	1,337,693
Potbelly Corp. *	47,213	606,687
Red Robin Gourmet Burgers, Inc. *	28,323	1,484,125
Red Rock Resorts, Inc., Class A	153,556	4,737,203
Regis Corp. *	70,885	1,130,616
Ruby Tuesday, Inc. *	181,154	432,958
Ruth's Hospitality Group, Inc.	63,483	1,361,710
Scientific Games Corp., Class A *	125,101	6,586,568
SeaWorld Entertainment, Inc. *(a)	156,045	1,833,529
Shake Shack, Inc., Class A *(a)	37,996	1,561,636
Six Flags Entertainment Corp.	180,687	11,820,544
Sonic Corp. (a)	99,454	2,538,066
Sotheby's *	84,412	4,349,750
Speedway Motorsports, Inc.	25,465	491,475
Strayer Education, Inc.	24,257	2,407,022
Texas Roadhouse, Inc.	147,729	7,544,520
The Cheesecake Factory, Inc.	102,365	5,019,980
The Habit Restaurants, Inc., Class A *(a)	45,329	423,826
The Marcus Corp.	48,184	1,353,970
The Wendy's Co.	414,340	6,169,523
Weight Watchers International, Inc. *	66,638	2,936,737
Wingstop, Inc.	65,592	2,570,550
Zoe's Kitchen, Inc. *(a)	41,761	667,341
		257,952,990

Diversified Financials 3.9%
AG Mortgage Investment Trust, Inc.	59,308	1,122,700
Anworth Mortgage Asset Corp.	241,923	1,359,607
Apollo Commercial Real Estate Finance, Inc.	212,954	3,971,592
Arbor Realty Trust, Inc.	103,964	892,011
Arlington Asset Investment Corp., Class A	55,725	658,112
ARMOUR Residential REIT, Inc.	97,395	2,463,120
Artisan Partners Asset Management, Inc., Class A	103,959	4,106,381
BGC Partners, Inc., Class A	541,745	8,846,696
Blackstone Mortgage Trust, Inc., Class A	217,291	7,109,762
Cannae Holdings, Inc. *	147,684	2,689,326
Capstead Mortgage Corp.	223,603	2,028,079
Chimera Investment Corp.	432,990	7,923,717
Cohen & Steers, Inc.	50,966	2,373,996
Cowen, Inc., Class A *	59,017	879,353
Credit Acceptance Corp. *(a)	29,630	8,974,927
CYS Investments, Inc.	350,372	2,834,510
Diamond Hill Investment Group, Inc.	6,600	1,392,996
Donnelley Financial Solutions, Inc. *	73,436	1,498,094
Dynex Capital, Inc.	98,291	703,764
Encore Capital Group, Inc. *	51,888	2,376,470
Security	Number of Shares	Value ($)
Enova International, Inc. *	80,560	1,196,316
Evercore, Inc., Class A	89,732	7,793,224
EZCORP, Inc., Class A *	116,763	1,406,994
Federated Investors, Inc., Class B	217,677	7,305,240
Financial Engines, Inc.	147,593	4,117,845
FirstCash, Inc.	109,583	7,385,894
GAMCO Investors, Inc., Class A	10,093	295,220
Granite Point Mortgage Trust, Inc.	98,831	1,774,017
Green Dot Corp., Class A *	102,749	6,349,888
Greenhill & Co., Inc. (a)	64,034	1,299,890
Hamilton Lane, Inc., Class A	35,240	1,214,723
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	118,024	2,805,431
Houlihan Lokey, Inc.	64,390	2,874,370
Interactive Brokers Group, Inc., Class A	164,276	9,373,589
INTL FCStone, Inc. *	35,396	1,553,177
Invesco Mortgage Capital, Inc.	250,973	4,432,183
Investment Technology Group, Inc.	78,596	1,413,942
KKR Real Estate Finance Trust, Inc.	24,551	503,296
Ladder Capital Corp., Class A	192,287	2,624,718
Ladenburg Thalmann Financial Services, Inc.	256,281	884,170
Legg Mason, Inc.	197,614	7,896,655
LendingClub Corp. *	889,674	3,887,875
LPL Financial Holdings, Inc.	204,948	10,624,504
MFA Financial, Inc.	901,783	7,214,264
Moelis & Co., Class A	71,441	3,422,024
Morningstar, Inc.	41,823	3,860,263
MTGE Investment Corp.	101,261	1,878,392
Navient Corp.	621,865	7,841,718
Nelnet, Inc., Class A	48,367	2,591,020
New Residential Investment Corp.	692,674	12,253,403
New York Mortgage Trust, Inc.	267,651	1,712,966
NewStar Financial, Inc.	55,338	652,988
On Deck Capital, Inc. *	97,732	517,002
OneMain Holdings, Inc. *	144,570	3,731,352
PennyMac Mortgage Investment Trust	177,317	2,776,784
Piper Jaffray Cos.	34,533	2,712,567
PJT Partners, Inc., Class A	37,663	1,601,807
PRA Group, Inc. *	98,547	3,429,436
Pzena Investment Management, Inc., Class A	27,991	312,939
Redwood Trust, Inc.	166,893	2,506,733
Resource Capital Corp.	82,539	823,739
Safeguard Scientifics, Inc. *	36,238	449,351
SLM Corp. *	979,344	11,331,010
Stifel Financial Corp.	154,932	8,713,376
TPG RE Finance Trust, Inc.	23,628	453,421
Two Harbors Investment Corp.	395,679	6,330,864
Virtu Financial, Inc., Class A (a)	85,268	1,389,868
Virtus Investment Partners, Inc.	16,073	1,929,564
Waddell & Reed Financial, Inc., Class A	187,938	3,815,141
Western Asset Mortgage Capital Corp.	98,731	990,272
Westwood Holdings Group, Inc.	18,364	1,255,179
WisdomTree Investments, Inc.	259,800	2,987,700
World Acceptance Corp. *	14,131	1,172,590
		253,876,107

Energy 4.5%
Arch Coal, Inc., Class A	53,181	4,390,623
Archrock, Inc.	164,993	1,567,433
Bill Barrett Corp. *	190,393	1,113,799
Bonanza Creek Energy, Inc. *	46,056	1,278,975
Bristow Group, Inc.	72,419	1,054,421
C&J Energy Services, Inc. *	144,054	4,503,128
California Resources Corp. *(a)	96,766	1,522,129
Callon Petroleum Co. *	449,012	4,957,092
CARBO Ceramics, Inc. *(a)	47,691	478,341

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Carrizo Oil & Gas, Inc. *	178,225	3,445,089
Centennial Resource Development, Inc., Class A *	385,858	7,829,059
Chesapeake Energy Corp. *(a)	2,069,304	8,422,067
Clean Energy Fuels Corp. *	301,650	678,712
Cloud Peak Energy, Inc. *	156,814	649,210
CNX Resources Corp. *	470,889	6,568,902
CONSOL Energy, Inc. *	58,861	1,294,945
Contango Oil & Gas Co. *	53,370	130,223
CVR Energy, Inc. (a)	34,325	1,120,711
Delek US Holdings, Inc.	167,126	5,551,926
Denbury Resources, Inc. *	933,489	1,633,606
Diamond Offshore Drilling, Inc. *(a)	145,568	2,334,911
Dril-Quip, Inc. *	86,789	4,161,533
Eclipse Resources Corp. *	196,055	486,216
Energy XXI Gulf Coast, Inc. *	75,306	378,036
Ensco plc, Class A (a)	996,220	5,349,701
EP Energy Corp., Class A *(a)	122,080	218,523
Era Group, Inc. *	46,098	508,922
Erin Energy Corp. *(a)	75,560	204,012
Evolution Petroleum Corp.	66,564	465,948
Exterran Corp. *	76,489	2,343,623
Extraction Oil & Gas, Inc. *	281,422	4,238,215
Fairmount Santrol Holdings, Inc. *(a)	358,439	1,727,676
Forum Energy Technologies, Inc. *	169,665	2,409,243
Frank's International N.V. (a)	128,111	798,132
Gener8 Maritime, Inc. *	208,112	946,910
Geospace Technologies Corp. *	32,604	477,323
Green Plains, Inc.	84,719	1,427,515
Gulf Island Fabrication, Inc.	31,731	402,984
Gulfport Energy Corp. *	366,659	4,693,235
Halcon Resources Corp. *	340,577	2,414,691
Helix Energy Solutions Group, Inc. *	312,080	2,075,332
International Seaways, Inc. *	66,784	1,134,660
Isramco, Inc. *	2,322	275,854
Jagged Peak Energy, Inc. *	71,611	1,087,055
Keane Group, Inc. *	61,283	916,794
Kosmos Energy Ltd. *	521,364	4,160,485
Laredo Petroleum, Inc. *	304,799	3,258,301
Mammoth Energy Services, Inc. *	18,100	341,185
Matador Resources Co. *	219,016	6,263,858
Matrix Service Co. *	59,439	1,016,407
McDermott International, Inc. *	666,515	4,838,899
Nabors Industries Ltd.	663,514	4,007,625
NACCO Industries, Inc., Class A	10,236	448,337
Natural Gas Services Group, Inc. *	30,377	774,613
NCS Multistage Holdings, Inc. *	32,627	548,134
Newpark Resources, Inc. *	201,080	1,779,558
NextDecade Corp. *	35,361	336,283
Noble Corp. plc *	561,788	2,348,274
Oasis Petroleum, Inc. *	553,144	5,658,663
Oceaneering International, Inc.	219,075	4,280,725
Oil States International, Inc. *	110,359	2,626,544
Overseas Shipholding Group, Inc., Class A *	96,443	281,614
Par Pacific Holdings, Inc. *	59,026	1,225,380
Parker Drilling Co. *	303,423	297,385
Patterson-UTI Energy, Inc.	486,305	10,499,325
PBF Energy, Inc., Class A	247,558	8,013,452
PDC Energy, Inc. *	149,735	6,880,323
Peabody Energy Corp. *	234,467	7,810,096
Penn Virginia Corp. *	30,600	1,049,886
Pioneer Energy Services Corp. *	165,084	346,676
ProPetro Holding Corp. *	131,839	2,474,618
QEP Resources, Inc. *	564,508	5,453,147
Resolute Energy Corp. *(a)	45,056	1,348,076
REX American Resources Corp. *	14,247	1,304,170
RigNet, Inc. *	29,457	474,258
Ring Energy, Inc. *	110,821	1,571,442
Security	Number of Shares	Value ($)
Rowan Cos. plc, Class A *	256,972	3,718,385
RPC, Inc. (a)	136,221	3,274,753
RSP Permian, Inc. *	285,553	10,488,362
Sanchez Energy Corp. *(a)	156,945	812,975
SandRidge Energy, Inc. *	80,861	1,504,823
SEACOR Holdings, Inc. *	43,131	2,063,818
SEACOR Marine Holdings, Inc. *	36,558	447,835
SemGroup Corp., Class A	150,371	3,608,904
SM Energy Co.	227,466	4,694,898
Smart Sand, Inc. *	35,329	281,572
Southwestern Energy Co. *	1,157,656	7,362,692
SRC Energy, Inc. *	537,718	4,710,410
Stone Energy Corp. *	49,502	1,254,381
Superior Energy Services, Inc. *	360,635	3,480,128
Tellurian, Inc. *(a)	134,168	1,693,200
Tesco Corp. *	130,210	527,350
TETRA Technologies, Inc. *	291,051	1,170,025
Tidewater, Inc. *	106,883	2,755,444
Transocean Ltd. *	888,401	9,008,386
Ultra Petroleum Corp. *	484,219	4,643,660
Unit Corp. *	126,851	2,713,343
US Silica Holdings, Inc.	184,518	6,120,462
W&T Offshore, Inc. *	230,845	724,853
Whiting Petroleum Corp. *	205,707	5,132,390
WildHorse Resource Development Corp. *	34,766	573,639
World Fuel Services Corp.	151,740	4,259,342
WPX Energy, Inc. *	914,135	11,582,090
		289,993,294

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	32,540	902,985
Natural Grocers by Vitamin Cottage, Inc. *	16,508	129,753
Performance Food Group Co. *	193,228	5,729,210
PriceSmart, Inc.	53,187	4,547,488
Rite Aid Corp. *	2,385,753	4,795,364
Smart & Final Stores, Inc. *	61,567	563,338
SpartanNash Co.	81,799	2,073,605
Sprouts Farmers Market, Inc. *	285,575	6,676,743
SUPERVALU, Inc. *	99,580	1,820,322
The Andersons, Inc.	63,472	2,050,146
The Chefs' Warehouse, Inc. *	47,605	964,001
United Natural Foods, Inc. *	110,952	5,327,915
Village Super Market, Inc., Class A	19,626	503,407
Weis Markets, Inc.	37,898	1,560,261
		37,644,538

Food, Beverage & Tobacco 1.6%
Alico, Inc.	15,579	499,307
Amplify Snack Brands, Inc. *(a)	51,279	297,418
B&G Foods, Inc. (a)	153,407	5,936,851
Blue Buffalo Pet Products, Inc. *	214,128	6,575,871
Bob Evans Farms, Inc.	44,221	3,451,007
Cal-Maine Foods, Inc. *(a)	71,393	3,551,802
Calavo Growers, Inc.	33,939	2,592,940
Coca-Cola Bottling Co. Consolidated	11,396	2,458,231
Darling Ingredients, Inc. *	374,619	6,724,411
Dean Foods Co.	203,901	2,275,535
Farmer Brothers Co. *	25,663	877,675
Flowers Foods, Inc.	415,360	8,298,893
Fresh Del Monte Produce, Inc.	76,010	3,701,687
Freshpet, Inc. *	58,375	1,109,125
Hostess Brands, Inc. *	181,316	2,549,303
J&J Snack Foods Corp.	33,496	5,061,581
John B Sanfilippo & Son, Inc.	19,590	1,183,628
Lancaster Colony Corp.	47,975	6,394,108
Landec Corp. *	61,787	772,337
Limoneira Co.	36,692	930,509

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MGP Ingredients, Inc.	29,455	2,189,979
National Beverage Corp.	25,122	2,741,313
Omega Protein Corp.	54,994	1,207,118
Sanderson Farms, Inc.	45,425	7,708,168
Seaboard Corp.	619	2,677,200
Seneca Foods Corp., Class A *	18,652	640,696
Seneca Foods Corp., Class B *	2,931	104,050
Snyder's-Lance, Inc.	197,135	7,625,182
The Boston Beer Co., Inc., Class A *	20,064	3,608,510
Tootsie Roll Industries, Inc. (a)	42,049	1,572,633
Universal Corp.	63,020	3,362,117
Vector Group Ltd.	241,751	5,436,980
		104,116,165

Health Care Equipment & Services 5.4%
AAC Holdings, Inc. *	24,547	224,114
Abaxis, Inc.	59,549	2,902,418
Acadia Healthcare Co., Inc. *	185,042	5,889,887
Accuray, Inc. *	227,614	1,172,212
Aceto Corp.	70,962	752,907
Allscripts Healthcare Solutions, Inc. *	408,065	5,835,329
Almost Family, Inc. *	27,985	1,662,309
Amedisys, Inc. *	62,694	3,385,476
American Renal Associates Holdings, Inc. *	29,861	432,387
AMN Healthcare Services, Inc. *	109,951	5,519,540
Analogic Corp.	27,446	2,272,529
AngioDynamics, Inc. *	83,521	1,434,891
Anika Therapeutics, Inc. *	30,997	1,708,555
Antares Pharma, Inc. *	307,936	569,682
athenahealth, Inc. *	90,376	12,010,067
AtriCure, Inc. *	79,059	1,462,592
Atrion Corp.	3,441	2,321,299
AxoGen, Inc. *	58,489	1,561,656
BioScrip, Inc. *	270,790	709,470
BioTelemetry, Inc. *	68,822	1,995,838
Brookdale Senior Living, Inc. *	411,988	4,404,152
Cantel Medical Corp.	79,909	8,508,710
Capital Senior Living Corp. *	68,943	1,121,013
Cardiovascular Systems, Inc. *	72,882	1,826,423
Castlight Health, Inc., Class B *	144,086	561,935
Cerus Corp. *	254,935	1,006,993
Chemed Corp.	35,780	8,799,733
Civitas Solutions, Inc. *	39,524	768,742
Community Health Systems, Inc. *	273,184	1,242,987
Computer Programs & Systems, Inc. (a)	33,188	1,005,596
CONMED Corp.	57,537	3,078,230
CorVel Corp. *	19,727	1,089,917
Cotiviti Holdings, Inc. *	87,473	2,858,618
CryoLife, Inc. *	82,485	1,678,570
Diplomat Pharmacy, Inc. *	115,459	2,066,716
Endologix, Inc. *	179,601	986,009
Entellus Medical, Inc. *	22,013	374,881
Evolent Health, Inc., Class A *	142,459	1,830,598
Exactech, Inc. *	22,442	941,442
GenMark Diagnostics, Inc. *	108,794	484,133
Glaukos Corp. *	69,955	1,872,695
Globus Medical, Inc., Class A *	160,382	6,096,120
Haemonetics Corp. *	122,620	7,087,436
Halyard Health, Inc. *	104,113	5,053,645
HealthEquity, Inc. *	121,386	6,296,292
HealthSouth Corp.	223,477	11,162,676
HealthStream, Inc. *	53,951	1,282,955
Heska Corp. *	14,533	1,247,367
Hill-Rom Holdings, Inc.	149,435	12,634,729
HMS Holdings Corp. *	198,123	3,274,973
ICU Medical, Inc. *	36,400	7,767,760
Inogen, Inc. *	37,309	4,803,161
Security	Number of Shares	Value ($)
Inovalon Holdings, Inc., Class A *(a)	145,885	2,319,572
Insulet Corp. *	131,592	9,439,094
Integer Holdings Corp. *	65,338	3,165,626
Integra LifeSciences Holdings Corp. *	142,853	6,945,513
Invacare Corp.	71,326	1,251,771
iRhythm Technologies, Inc. *	41,239	2,288,765
K2M Group Holdings, Inc. *	88,703	1,743,901
Kindred Healthcare, Inc.	208,781	1,534,540
Lantheus Holdings, Inc. *	66,465	1,488,816
LeMaitre Vascular, Inc.	33,842	1,114,417
LHC Group, Inc. *	39,245	2,581,144
LifePoint Health, Inc. *	93,028	4,446,738
LivaNova plc *	98,213	8,562,209
Magellan Health, Inc. *	53,943	4,558,183
Masimo Corp. *	106,642	9,474,075
Medidata Solutions, Inc. *	134,565	8,967,412
Meridian Bioscience, Inc.	95,198	1,432,730
Merit Medical Systems, Inc. *	112,909	4,905,896
Molina Healthcare, Inc. *	100,620	7,872,509
National HealthCare Corp.	22,482	1,491,681
National Research Corp., Class A	20,812	706,567
National Research Corp., Class B	4,162	216,049
Natus Medical, Inc. *	71,136	2,848,997
Neogen Corp. *	87,610	7,350,479
Nevro Corp. *	62,612	4,684,630
NuVasive, Inc. *	116,605	6,726,942
NxStage Medical, Inc. *	147,817	3,797,419
Omnicell, Inc. *	84,336	4,419,206
OraSure Technologies, Inc. *	137,143	2,269,717
Orthofix International N.V. *	41,660	2,258,805
Owens & Minor, Inc.	136,001	2,603,059
Patterson Cos., Inc.	186,300	6,809,265
Penumbra, Inc. *	67,066	7,062,050
PharMerica Corp. *	67,624	1,978,002
Premier, Inc., Class A *	121,475	3,525,205
Quality Systems, Inc. *	115,593	1,668,007
Quidel Corp. *	68,768	2,612,496
R1 RCM, Inc. *	176,108	683,299
SeaSpine Holdings Corp. *	19,681	194,055
Select Medical Holdings Corp. *	243,419	4,296,345
Senseonics Holdings, Inc. *(a)	77,079	226,612
Surgery Partners, Inc. *(a)	47,016	441,950
Surmodics, Inc. *	33,927	1,122,984
Tactile Systems Technology, Inc. *	34,412	1,026,510
Teladoc, Inc. *(a)	103,797	3,850,869
Tenet Healthcare Corp. *(a)	190,596	2,687,404
The Ensign Group, Inc.	114,713	2,784,085
The Providence Service Corp. *	24,620	1,490,495
Tivity Health, Inc. *	82,200	3,024,960
Triple-S Management Corp., Class B *	57,147	1,624,118
US Physical Therapy, Inc.	27,044	1,975,564
Varex Imaging Corp. *	86,381	3,202,144
Vocera Communications, Inc. *	65,165	1,909,335
Wright Medical Group N.V. *	239,395	5,819,692
		350,520,273

Household & Personal Products 0.6%
Avon Products, Inc. *	1,058,172	2,095,181
Central Garden & Pet Co. *	19,720	781,504
Central Garden & Pet Co., Class A *	78,778	3,038,467
elf Beauty, Inc. *(a)	46,353	1,027,182
Energizer Holdings, Inc.	141,478	6,498,084
HRG Group, Inc. *	371,348	6,442,888
Inter Parfums, Inc.	36,319	1,608,932
Medifast, Inc.	25,473	1,745,665
Natural Health Trends Corp. (a)	16,140	289,713
Nu Skin Enterprises, Inc., Class A	119,935	8,144,786
Revlon, Inc., Class A *(a)	14,503	317,616

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	23,462	1,682,225
WD-40 Co.	31,952	3,815,069
		37,487,312

Insurance 3.1%
Ambac Financial Group, Inc. *	100,671	1,516,105
American Equity Investment Life Holding Co.	203,672	6,462,513
American National Insurance Co.	19,670	2,465,635
AMERISAFE, Inc.	46,006	3,020,294
AmTrust Financial Services, Inc.	210,825	2,032,353
Argo Group International Holdings Ltd.	68,969	4,224,351
Aspen Insurance Holdings Ltd.	134,040	5,495,640
Assured Guaranty Ltd.	278,036	10,095,487
Citizens, Inc. *(a)	100,816	867,018
CNO Financial Group, Inc.	392,061	9,883,858
Crawford & Co., Class A	37,870	313,942
Crawford & Co., Class B	8,238	82,545
Donegal Group, Inc., Class A	15,798	279,783
eHealth, Inc. *	36,682	841,485
EMC Insurance Group, Inc.	14,421	447,339
Employers Holdings, Inc.	73,419	3,597,531
Enstar Group Ltd. *	24,319	5,390,306
FBL Financial Group, Inc., Class A	22,287	1,680,440
Fidelity & Guaranty Life (a)	31,434	977,597
First American Financial Corp.	253,329	14,082,559
Genworth Financial, Inc., Class A *	1,167,108	3,956,496
Global Indemnity Ltd. *	23,682	1,026,141
Greenlight Capital Re Ltd., Class A *	68,874	1,525,559
Health Insurance Innovations, Inc., Class A *(a)	33,942	792,546
Horace Mann Educators Corp.	103,535	4,835,084
Infinity Property & Casualty Corp.	23,376	2,519,933
James River Group Holdings Ltd.	52,222	2,113,947
Kemper Corp.	110,204	7,604,076
Kinsale Capital Group, Inc.	44,037	1,963,610
Maiden Holdings Ltd.	179,057	1,163,871
MBIA, Inc. *(a)	290,663	2,447,382
Mercury General Corp.	82,360	4,519,917
National General Holdings Corp.	145,146	3,066,935
National Western Life Group, Inc., Class A	5,260	1,859,357
NI Holdings, Inc. *	22,765	399,753
Old Republic International Corp.	558,813	11,718,309
Primerica, Inc.	101,665	10,573,160
ProAssurance Corp.	119,990	7,421,381
RLI Corp.	88,980	5,314,775
Safety Insurance Group, Inc.	34,998	2,882,085
Selective Insurance Group, Inc.	131,245	8,032,194
State Auto Financial Corp.	34,633	966,607
Stewart Information Services Corp.	54,310	2,190,322
The Hanover Insurance Group, Inc.	96,006	10,330,246
The Navigators Group, Inc.	53,147	2,737,071
Third Point Reinsurance Ltd. *	190,995	3,237,365
Trupanion, Inc. *(a)	44,556	1,326,878
United Fire Group, Inc.	46,440	2,231,906
United Insurance Holdings Corp.	45,056	751,985
Universal Insurance Holdings, Inc.	70,044	1,849,162
Validus Holdings Ltd.	179,361	8,820,974
White Mountains Insurance Group Ltd.	8,275	7,372,942
WMIH Corp. *	480,426	402,741
		201,711,491

Materials 5.2%
A. Schulman, Inc.	67,957	2,578,968
AdvanSix, Inc. *	70,838	3,049,576
AK Steel Holding Corp. *	710,250	3,458,917
Allegheny Technologies, Inc. *	287,170	6,538,861
Security	Number of Shares	Value ($)
American Vanguard Corp.	52,380	1,042,362
AptarGroup, Inc.	145,960	12,904,324
Balchem Corp.	74,349	6,488,437
Bemis Co., Inc.	205,773	9,654,869
Boise Cascade Co.	87,797	3,380,184
Cabot Corp.	143,832	8,808,272
Calgon Carbon Corp.	132,662	2,865,499
Carpenter Technology Corp.	109,602	5,417,627
Century Aluminum Co. *	108,694	1,440,196
Chase Corp.	16,430	2,075,109
Clearwater Paper Corp. *	36,106	1,713,230
Cleveland-Cliffs, Inc. *	659,317	4,391,051
Coeur Mining, Inc. *	399,502	3,044,205
Commercial Metals Co.	267,240	5,302,042
Compass Minerals International, Inc. (a)	76,983	5,369,564
Deltic Timber Corp.	24,713	2,280,763
Domtar Corp.	140,615	6,780,455
Eagle Materials, Inc.	109,793	12,289,130
Ferro Corp. *	188,852	4,787,398
Flotek Industries, Inc. *	140,865	664,883
Forterra, Inc. *(a)	45,768	450,357
FutureFuel Corp.	66,340	995,763
GCP Applied Technologies, Inc. *	176,751	5,788,595
Graphic Packaging Holding Co.	716,145	10,964,180
Greif, Inc., Class A	57,873	3,158,130
Greif, Inc., Class B	8,255	514,699
H.B. Fuller Co.	113,490	6,420,129
Hawkins, Inc.	17,791	682,285
Haynes International, Inc.	27,814	891,161
Hecla Mining Co.	899,891	3,365,592
Ingevity Corp. *	97,552	7,764,164
Innophos Holdings, Inc.	43,410	2,011,185
Innospec, Inc.	52,634	3,758,068
Kaiser Aluminum Corp.	38,584	3,737,246
KapStone Paper & Packaging Corp.	198,005	4,401,651
KMG Chemicals, Inc.	26,176	1,423,713
Koppers Holdings, Inc. *	45,904	2,290,610
Kraton Corp. *	69,638	3,276,468
Kronos Worldwide, Inc.	53,145	1,483,277
Louisiana-Pacific Corp. *	331,920	9,164,311
LSB Industries, Inc. *	47,079	424,182
Materion Corp.	41,735	2,040,842
McEwen Mining, Inc. *(a)	514,995	1,035,140
Mercer International, Inc.	120,486	1,704,877
Minerals Technologies, Inc.	81,375	5,895,619
Myers Industries, Inc.	53,369	1,139,428
Neenah Paper, Inc.	37,062	3,313,343
Olin Corp.	377,644	13,459,232
OMNOVA Solutions, Inc. *	93,200	997,240
Owens-Illinois, Inc. *	375,804	9,101,973
P.H. Glatfelter Co.	102,451	2,129,956
Platform Specialty Products Corp. *	480,128	4,777,274
PolyOne Corp.	187,021	8,642,240
Quaker Chemical Corp.	30,004	4,944,059
Ramaco Resources, Inc. *(a)	13,465	63,959
Rayonier Advanced Materials, Inc.	118,568	2,227,893
Resolute Forest Products, Inc. *	185,982	1,720,334
Schnitzer Steel Industries, Inc., Class A	61,915	1,807,918
Schweitzer-Mauduit International, Inc.	72,725	3,292,261
Sensient Technologies Corp.	102,391	7,938,374
Silgan Holdings, Inc.	164,658	4,755,323
Stepan Co.	43,681	3,630,328
Summit Materials, Inc., Class A *	243,800	7,499,288
SunCoke Energy, Inc. *	159,930	1,821,603
The Scotts Miracle-Gro Co., Class A	93,158	9,213,326
TimkenSteel Corp. *	94,404	1,425,500
Tredegar Corp.	64,002	1,260,839
Trinseo S.A.	99,134	7,316,089
Tronox Ltd., Class A	207,059	4,739,581

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United States Lime & Minerals, Inc.	6,568	560,579
United States Steel Corp.	404,721	11,704,531
US Concrete, Inc. *	33,771	2,730,385
Valhi, Inc.	39,351	265,619
Valvoline, Inc.	460,392	11,353,267
Venator Materials plc *	50,313	1,106,886
Warrior Met Coal, Inc.	41,325	918,242
Worthington Industries, Inc.	102,264	4,254,182
		340,079,218

Media 1.9%
AMC Entertainment Holdings, Inc., Class A (a)	125,450	1,787,662
AMC Networks, Inc., Class A *	118,896	6,127,900
Cable One, Inc.	10,378	7,127,714
Central European Media Enterprises Ltd., Class A *	196,238	971,378
Cinemark Holdings, Inc.	240,024	8,667,267
Clear Channel Outdoor Holdings, Inc., Class A	100,337	471,584
Emerald Expositions Events, Inc.	32,395	724,028
Entercom Communications Corp., Class A	295,558	3,428,473
Entravision Communications Corp., Class A	167,846	1,183,314
Gannett Co., Inc.	260,111	2,980,872
Global Eagle Entertainment, Inc. *(a)	155,944	425,727
Gray Television, Inc. *	132,034	1,901,290
Hemisphere Media Group, Inc. *	41,554	465,405
John Wiley & Sons, Inc., Class A	103,323	6,111,555
Liberty Global plc LiLAC, Class A *	92,701	1,928,181
Liberty Global plc LiLAC, Class C *	281,105	5,832,929
Liberty Media Corp. - Liberty Braves, Class A *	18,959	428,853
Liberty Media Corp. - Liberty Braves, Class C *	72,720	1,646,381
Loral Space & Communications, Inc. *	29,738	1,388,765
Meredith Corp.	91,904	6,263,258
MSG Networks, Inc., Class A *	132,785	2,370,212
National CineMedia, Inc.	135,622	847,637
New Media Investment Group, Inc.	116,759	2,026,936
Nexstar Media Group, Inc., Class A	106,865	7,256,133
Regal Entertainment Group, Class A (a)	269,641	5,449,445
Scholastic Corp.	63,016	2,591,218
Sinclair Broadcast Group, Inc., Class A	180,442	6,144,050
TEGNA, Inc.	512,403	6,804,712
The E.W. Scripps Co., Class A *	126,565	1,907,334
The Madison Square Garden Co., Class A *	37,779	8,184,820
The New York Times Co., Class A	284,622	5,350,894
Time, Inc.	230,092	4,279,711
Tribune Media Co., Class A	173,039	7,129,207
tronc, Inc. *	59,317	1,050,504
WideOpenWest, Inc. *	45,456	454,560
World Wrestling Entertainment, Inc., Class A	84,510	2,407,690
		124,117,599

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
ACADIA Pharmaceuticals, Inc. *	221,094	6,688,093
Accelerate Diagnostics, Inc. *(a)	60,795	1,796,492
Acceleron Pharma, Inc. *	84,998	3,101,577
Achaogen, Inc. *(a)	67,584	808,305
Achillion Pharmaceuticals, Inc. *	294,923	920,160
Aclaris Therapeutics, Inc. *	55,607	1,318,442
Acorda Therapeutics, Inc. *	107,830	2,188,949
Aduro Biotech, Inc. *	73,643	699,609
Security	Number of Shares	Value ($)
Advaxis, Inc. *(a)	85,449	255,493
Aerie Pharmaceuticals, Inc. *	81,754	5,252,694
Agenus, Inc. *	185,361	728,469
Agios Pharmaceuticals, Inc. *	92,727	5,707,347
Aimmune Therapeutics, Inc. *	54,880	2,096,416
Akcea Therapeutics, Inc. *(a)	35,961	686,495
Akebia Therapeutics, Inc. *	103,110	1,604,392
Akorn, Inc. *	212,472	6,915,964
Alder Biopharmaceuticals, Inc. *	141,488	1,556,368
AMAG Pharmaceuticals, Inc. *	80,436	1,122,082
Amicus Therapeutics, Inc. *	370,121	5,152,084
Amphastar Pharmaceuticals, Inc. *	85,557	1,676,062
AnaptysBio, Inc. *	31,910	2,682,036
ANI Pharmaceuticals, Inc. *	19,557	1,390,698
Arena Pharmaceuticals, Inc. *	96,461	2,989,326
Array BioPharma, Inc. *	464,268	5,223,015
Arrowhead Pharmaceuticals, Inc. *(a)	180,949	645,988
Atara Biotherapeutics, Inc. *	51,274	740,909
Athenex, Inc. *(a)	17,571	300,640
Avexis, Inc. *	51,651	4,897,031
Bellicum Pharmaceuticals, Inc. *	48,017	481,611
Bio-Rad Laboratories, Inc., Class A *	45,643	12,382,946
Bio-Techne Corp.	84,770	11,422,757
BioCryst Pharmaceuticals, Inc. *	224,470	1,140,308
Biohaven Pharmaceutical Holding Co., Ltd. *	22,665	524,241
Bluebird Bio, Inc. *	104,001	17,971,373
Blueprint Medicines Corp. *	78,447	5,888,232
Bruker Corp.	233,822	8,225,858
Cambrex Corp. *	72,396	3,536,545
Catalent, Inc. *	298,514	11,877,872
Celldex Therapeutics, Inc. *	277,964	833,892
Charles River Laboratories International, Inc. *	109,082	11,366,344
Chimerix, Inc. *	129,405	578,440
Clovis Oncology, Inc. *	110,364	6,938,585
Coherus Biosciences, Inc. *	81,120	726,024
Corcept Therapeutics, Inc. *	206,817	3,710,297
Cytokinetics, Inc. *	114,653	986,016
CytomX Therapeutics, Inc. *	57,526	1,190,788
Depomed, Inc. *	154,282	1,058,375
Dermira, Inc. *	81,191	2,078,490
Dynavax Technologies Corp. *	125,103	2,502,060
Eagle Pharmaceuticals, Inc. *	19,782	1,168,325
Edge Therapeutics, Inc. *	55,170	557,217
Editas Medicine, Inc. *	63,612	1,836,478
Emergent BioSolutions, Inc. *	77,354	3,398,161
Enanta Pharmaceuticals, Inc. *	31,797	1,579,039
Endo International plc *	490,933	3,603,448
Enzo Biochem, Inc. *	95,269	934,589
Epizyme, Inc. *	117,885	1,414,620
Esperion Therapeutics, Inc. *	46,746	2,875,346
Exact Sciences Corp. *	273,888	16,290,858
FibroGen, Inc. *	166,644	7,915,590
Five Prime Therapeutics, Inc. *	67,151	1,769,429
Flexion Therapeutics, Inc. *(a)	78,597	2,036,448
Foundation Medicine, Inc. *	32,630	1,735,916
Genomic Health, Inc. *	47,423	1,436,443
Global Blood Therapeutics, Inc. *	89,219	3,519,690
Halozyme Therapeutics, Inc. *	302,423	5,646,237
Heron Therapeutics, Inc. *	86,739	1,526,606
Horizon Pharma plc *	380,654	5,473,805
Ignyta, Inc. *	111,680	1,831,552
ImmunoGen, Inc. *	246,996	1,568,425
Immunomedics, Inc. *	237,232	2,576,340
Impax Laboratories, Inc. *	172,647	2,874,573
Innoviva, Inc. *	165,302	2,168,762
Inovio Pharmaceuticals, Inc. *	167,306	767,935
Insmed, Inc. *	174,600	5,445,774

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insys Therapeutics, Inc. *(a)	84,011	445,258
Intellia Therapeutics, Inc. *	32,892	740,728
Intercept Pharmaceuticals, Inc. *(a)	39,692	2,437,486
Intersect ENT, Inc. *	62,533	1,910,383
Intra-Cellular Therapies, Inc. *	105,023	1,627,857
Intrexon Corp. *(a)	139,848	1,907,527
Invitae Corp. *	93,338	815,774
Iovance Biotherapeutics, Inc. *	136,557	1,235,841
Ironwood Pharmaceuticals, Inc. *	311,943	5,387,256
Jounce Therapeutics, Inc. *	14,437	227,527
Juno Therapeutics, Inc. *	192,997	10,541,496
Karyopharm Therapeutics, Inc. *	77,697	869,429
Keryx Biopharmaceuticals, Inc. *(a)	250,387	1,199,354
La Jolla Pharmaceutical Co. *	38,580	1,286,643
Lannett Co., Inc. *(a)	71,637	1,894,799
Lexicon Pharmaceuticals, Inc. *	108,365	1,107,490
Ligand Pharmaceuticals, Inc., Class B *	47,700	6,289,245
Loxo Oncology, Inc. *	49,149	3,772,186
Luminex Corp.	88,963	1,900,250
MacroGenics, Inc. *	76,685	1,481,554
Mallinckrodt plc *	219,642	4,792,588
MannKind Corp. *(a)	182,940	568,943
Medpace Holdings, Inc. *	16,885	562,439
Melinta Therapeutics, Inc. *	28,561	485,537
Merrimack Pharmaceuticals, Inc.	25,594	295,867
MiMedx Group, Inc. *(a)	270,897	3,134,278
Momenta Pharmaceuticals, Inc. *	178,676	2,465,729
MyoKardia, Inc. *	44,145	1,622,329
Myriad Genetics, Inc. *	151,448	5,244,644
NantKwest, Inc. *(a)	55,350	271,215
Natera, Inc. *	81,980	797,665
Nektar Therapeutics *	353,084	19,063,005
NeoGenomics, Inc. *	128,052	1,183,200
Neurocrine Biosciences, Inc. *	198,871	14,296,836
NewLink Genetics Corp. *(a)	50,132	439,658
Novavax, Inc. *	794,697	1,080,788
Omeros Corp. *(a)	114,283	2,371,372
OncoMed Pharmaceuticals, Inc. *	53,529	265,504
OPKO Health, Inc. *(a)	819,798	4,303,939
Organovo Holdings, Inc. *(a)	272,897	412,074
Otonomy, Inc. *	61,024	326,478
Pacific Biosciences of California, Inc. *	222,038	708,301
Pacira Pharmaceuticals, Inc. *	92,003	4,250,539
Paratek Pharmaceuticals, Inc. *	46,156	870,041
PDL BioPharma, Inc. *	380,847	1,108,265
Phibro Animal Health Corp., Class A	39,634	1,375,300
Portola Pharmaceuticals, Inc. *	144,654	7,341,190
PRA Health Sciences, Inc. *	111,014	9,144,223
Prestige Brands Holdings, Inc. *	119,692	5,410,078
Progenics Pharmaceuticals, Inc. *	174,724	1,009,905
Prothena Corp. plc *	87,282	4,057,740
PTC Therapeutics, Inc. *	78,698	1,255,233
Puma Biotechnology, Inc. *	71,236	7,543,892
Radius Health, Inc. *(a)	89,987	2,547,532
Reata Pharmaceuticals, Inc., Class A *	23,828	605,231
REGENXBIO, Inc. *	54,261	1,524,734
Repligen Corp. *	83,244	2,951,000
Retrophin, Inc. *	88,618	1,997,450
Revance Therapeutics, Inc. *	45,640	1,266,510
Sage Therapeutics, Inc. *	91,039	8,412,914
Sangamo Therapeutics, Inc. *	191,816	3,107,419
Sarepta Therapeutics, Inc. *	137,827	7,672,829
Seres Therapeutics, Inc. *	51,186	537,453
Spark Therapeutics, Inc. *	71,568	5,240,925
Spectrum Pharmaceuticals, Inc. *	192,467	3,772,353
Sucampo Pharmaceuticals, Inc., Class A *	74,454	945,566
Supernus Pharmaceuticals, Inc. *	111,940	4,231,332
Synergy Pharmaceuticals, Inc. *(a)	542,786	1,128,995
Syros Pharmaceuticals, Inc. *	21,509	319,409
Security	Number of Shares	Value ($)
Tetraphase Pharmaceuticals, Inc. *	133,926	859,805
TG Therapeutics, Inc. *(a)	120,835	1,039,181
The Medicines Co. *	144,549	4,191,921
TherapeuticsMD, Inc. *(a)	421,460	2,655,198
Theravance Biopharma, Inc. *(a)	90,879	2,585,508
Ultragenyx Pharmaceutical, Inc. *	91,153	4,602,315
Vanda Pharmaceuticals, Inc. *	104,724	1,471,372
Versartis, Inc. *	49,083	95,712
Voyager Therapeutics, Inc. *	32,588	476,762
WaVe Life Sciences Ltd. *(a)	37,837	1,407,536
XBiotech, Inc. *(a)	43,530	183,697
Xencor, Inc. *	92,213	2,001,944
ZIOPHARM Oncology, Inc. *(a)	284,141	1,298,524
		480,785,801

Real Estate 8.6%
Acadia Realty Trust	187,904	5,266,949
Agree Realty Corp.	74,053	3,661,180
Alexander & Baldwin, Inc.	107,839	3,133,801
Alexander's, Inc.	8,815	3,728,569
Altisource Portfolio Solutions S.A. *(a)	32,179	857,892
Altisource Residential Corp.	128,110	1,402,805
American Assets Trust, Inc.	93,257	3,670,596
Apple Hospitality REIT, Inc.	474,584	9,244,896
Armada Hoffler Properties, Inc.	111,462	1,722,088
Ashford Hospitality Prime, Inc.	63,968	589,145
Ashford Hospitality Trust, Inc.	182,951	1,191,011
Brandywine Realty Trust	405,260	6,982,630
CareTrust REIT, Inc.	166,988	3,042,521
CBL & Associates Properties, Inc.	393,379	2,214,724
Cedar Realty Trust, Inc.	178,513	1,065,723
Chatham Lodging Trust	101,248	2,297,317
Chesapeake Lodging Trust	141,503	4,080,947
CIM Commercial Trust Corp.	43,292	770,598
Columbia Property Trust, Inc.	272,605	6,207,216
CoreCivic, Inc.	272,143	6,398,082
CoreSite Realty Corp.	78,661	8,926,450
Corporate Office Properties Trust	223,585	6,783,569
Cousins Properties, Inc.	953,787	8,555,469
CubeSmart	409,134	11,676,684
CyrusOne, Inc.	207,403	12,601,806
DCT Industrial Trust, Inc.	213,296	12,827,621
DDR Corp.	690,768	5,270,560
DiamondRock Hospitality Co.	445,572	4,985,951
Easterly Government Properties, Inc.	87,244	1,848,700
EastGroup Properties, Inc.	79,430	7,472,774
Education Realty Trust, Inc.	169,461	6,197,189
Empire State Realty Trust, Inc., Class A	293,663	5,961,359
EPR Properties	145,424	9,862,656
Equity Commonwealth *	281,213	8,453,263
First Industrial Realty Trust, Inc.	271,890	8,850,019
Forestar Group, Inc. *(a)	27,910	620,998
Four Corners Property Trust, Inc.	135,935	3,547,903
Franklin Street Properties Corp.	258,314	2,813,039
FRP Holdings, Inc. *	14,139	645,445
Getty Realty Corp.	78,011	2,220,193
Gladstone Commercial Corp.	61,827	1,412,129
Global Net Lease, Inc.	150,219	3,249,237
Government Properties Income Trust	223,354	4,165,552
Gramercy Property Trust	365,483	10,423,575
Healthcare Realty Trust, Inc.	279,572	9,161,574
Hersha Hospitality Trust	83,571	1,466,671
HFF, Inc., Class A	85,477	3,858,432
Hospitality Properties Trust	371,729	11,148,153
Hudson Pacific Properties, Inc.	352,933	12,575,003
Independence Realty Trust, Inc.	216,639	2,237,881
InfraREIT, Inc. *	90,638	1,914,275
Investors Real Estate Trust	261,454	1,584,411

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
iStar, Inc. *	166,619	1,916,118
Kennedy-Wilson Holdings, Inc.	305,059	5,841,880
Kite Realty Group Trust	189,316	3,640,547
LaSalle Hotel Properties	255,992	7,280,412
Lexington Realty Trust	485,366	5,076,928
Life Storage, Inc.	105,673	9,490,492
LTC Properties, Inc.	89,545	4,104,743
Mack-Cali Realty Corp.	201,292	4,454,592
Marcus & Millichap, Inc. *	36,668	1,171,909
MedEquities Realty Trust, Inc.	69,685	781,169
Medical Properties Trust, Inc.	843,938	11,553,511
Monmouth Real Estate Investment Corp., Class A	176,897	3,159,380
National Health Investors, Inc.	92,383	7,205,874
National Storage Affiliates Trust	102,027	2,717,999
New Senior Investment Group, Inc.	170,113	1,394,927
NorthStar Realty Europe Corp.	135,465	1,965,597
One Liberty Properties, Inc.	30,377	811,673
Outfront Media, Inc.	318,266	7,466,520
Paramount Group, Inc.	455,848	7,371,062
Pebblebrook Hotel Trust	156,619	6,025,133
Pennsylvania Real Estate Investment Trust	162,067	1,797,323
Physicians Realty Trust	412,882	7,378,201
Piedmont Office Realty Trust, Inc., Class A	327,841	6,537,150
Potlatch Corp.	95,127	4,908,553
Preferred Apartment Communities, Inc., Class A	81,966	1,742,597
PS Business Parks, Inc.	45,003	5,965,598
QTS Realty Trust, Inc., Class A	119,398	6,645,693
Quality Care Properties, Inc. *	215,725	3,169,000
Ramco-Gershenson Properties Trust	176,408	2,542,039
Rayonier, Inc.	293,631	9,264,058
RE/MAX Holdings, Inc., Class A	41,961	2,238,619
Redfin Corp. *(a)	21,909	499,087
Retail Opportunity Investments Corp.	249,440	4,881,541
Retail Properties of America, Inc., Class A	521,046	6,804,861
Rexford Industrial Realty, Inc.	167,137	5,243,088
RLJ Lodging Trust	395,292	8,569,931
Ryman Hospitality Properties, Inc.	115,781	8,044,464
Sabra Health Care REIT, Inc.	400,120	7,698,309
Saul Centers, Inc.	28,616	1,846,877
Select Income REIT	148,054	3,714,675
Seritage Growth Properties, Class A (a)	56,059	2,281,601
STAG Industrial, Inc.	225,801	6,390,168
STORE Capital Corp.	374,674	9,674,083
Summit Hotel Properties, Inc.	230,853	3,488,189
Sunstone Hotel Investors, Inc.	514,008	8,589,074
Tanger Factory Outlet Centers, Inc.	214,377	5,368,000
Taubman Centers, Inc.	137,506	8,070,227
Tejon Ranch Co. *	35,938	806,808
Terreno Realty Corp.	115,993	4,361,337
The GEO Group, Inc.	286,091	7,592,855
The Howard Hughes Corp. *	89,105	11,049,020
The RMR Group, Inc., Class A	16,238	978,340
The St. Joe Co. *	153,057	2,877,472
Tier REIT, Inc.	110,525	2,213,816
UMH Properties, Inc.	68,903	1,060,417
Uniti Group, Inc.	377,130	6,071,793
Universal Health Realty Income Trust	30,238	2,263,617
Urban Edge Properties	244,400	6,244,420
Urstadt Biddle Properties, Inc.	14,303	262,746
Urstadt Biddle Properties, Inc., Class A	65,472	1,552,996
Washington Prime Group, Inc.	410,901	2,921,506
Washington Real Estate Investment Trust	177,248	5,728,655
Whitestone REIT	82,292	1,215,453
Xenia Hotels & Resorts, Inc.	249,929	5,495,939
		560,327,893

Security	Number of Shares	Value ($)
Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	69,479	712,160
Aaron's, Inc.	139,999	5,280,762
Abercrombie & Fitch Co., Class A	155,866	2,705,834
America's Car-Mart, Inc. *	16,910	785,470
American Eagle Outfitters, Inc.	405,691	6,523,511
Asbury Automotive Group, Inc. *	43,691	2,874,868
Ascena Retail Group, Inc. *	394,829	923,900
At Home Group, Inc. *	856	23,651
Barnes & Noble Education, Inc. *	92,457	558,440
Barnes & Noble, Inc.	124,616	859,850
Big Lots, Inc.	98,831	5,840,912
Boot Barn Holdings, Inc. *	24,540	363,437
Caleres, Inc.	104,380	3,406,963
Camping World Holdings, Inc., Class A	68,397	3,170,885
Chico's FAS, Inc.	276,371	2,437,592
Conn's, Inc. *(a)	60,387	1,865,958
Core-Mark Holding Co., Inc.	104,224	3,456,068
Dick's Sporting Goods, Inc.	191,357	5,637,377
Dillard's, Inc., Class A (a)	46,672	2,804,987
DSW, Inc., Class A	171,317	3,654,192
Duluth Holdings, Inc., Class B *(a)	18,827	357,525
Express, Inc. *	198,559	1,933,965
Five Below, Inc. *	124,741	7,708,994
Floor & Decor Holdings, Inc., Class A *	47,865	1,942,840
Francesca's Holdings Corp. *	95,053	705,293
Fred's, Inc., Class A (a)	86,489	444,554
FTD Cos., Inc. *	47,922	322,994
GameStop Corp., Class A (a)	236,378	4,432,088
Genesco, Inc. *	45,933	1,428,516
GNC Holdings, Inc., Class A (a)	151,139	843,356
Group 1 Automotive, Inc.	46,550	3,771,947
Groupon, Inc. *	917,568	5,175,084
Guess?, Inc.	132,991	2,194,352
Haverty Furniture Cos., Inc.	49,728	1,200,931
Hibbett Sports, Inc. *	47,894	955,485
HSN, Inc.	72,749	2,957,247
J. Jill, Inc. *	22,965	146,057
J.C. Penney Co., Inc. *(a)	733,904	2,429,222
Lands' End, Inc. *(a)	27,502	335,524
Liberty Expedia Holdings, Inc., Class A *	122,880	5,539,430
Liberty TripAdvisor Holdings, Inc., Class A *	167,009	1,561,534
Lithia Motors, Inc., Class A	53,408	6,264,224
Lumber Liquidators Holdings, Inc. *	65,010	1,843,034
MarineMax, Inc. *	59,779	1,276,282
Monro, Inc.	75,010	3,784,255
Murphy USA, Inc. *	76,043	5,995,991
Nutrisystem, Inc.	71,955	3,651,716
Office Depot, Inc.	1,199,697	3,923,009
Ollie's Bargain Outlet Holdings, Inc. *	110,952	5,264,672
Overstock.com, Inc. *(a)	34,661	1,632,533
Party City Holdco, Inc. *(a)	62,776	872,586
Penske Automotive Group, Inc.	80,323	3,884,420
PetMed Express, Inc.	47,959	1,887,187
Pier 1 Imports, Inc.	163,866	801,305
Pool Corp.	93,396	11,734,274
Rent-A-Center, Inc. (a)	120,540	1,354,870
RH *(a)	42,034	4,261,827
Sally Beauty Holdings, Inc. *	297,940	5,079,877
Sears Holdings Corp. *(a)	52,782	215,351
Shoe Carnival, Inc.	28,524	763,873
Shutterfly, Inc. *	76,484	3,379,063
Sleep Number Corp. *	89,197	3,138,842
Sonic Automotive, Inc., Class A	52,453	1,114,626
Sportsman's Warehouse Holdings, Inc. *(a)	141,486	713,090
Tailored Brands, Inc.	110,937	1,870,398

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Buckle, Inc. (a)	60,181	1,339,027
The Cato Corp., Class A	57,186	902,395
The Children's Place, Inc.	39,359	5,230,811
The Container Store Group, Inc. *	48,279	275,190
The Finish Line, Inc., Class A	100,585	1,085,312
Tile Shop Holdings, Inc.	83,418	692,369
Urban Outfitters, Inc. *	196,958	6,129,333
Vitamin Shoppe, Inc. *	61,024	228,840
Wayfair, Inc., Class A *	92,007	6,439,570
Weyco Group, Inc.	12,092	341,115
Winmark Corp.	4,454	591,937
Zumiez, Inc. *	40,333	879,259
		199,116,218

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	90,015	6,748,425
Amkor Technology, Inc. *	283,610	2,997,758
Axcelis Technologies, Inc. *	69,803	2,233,696
Brooks Automation, Inc.	160,121	3,985,412
Cabot Microelectronics Corp.	56,374	5,429,944
Cavium, Inc. *	156,572	13,383,775
CEVA, Inc. *	46,507	2,209,082
Cirrus Logic, Inc. *	144,266	7,969,254
Cohu, Inc.	70,807	1,611,567
Cree, Inc. *	220,808	7,847,516
Cypress Semiconductor Corp.	747,862	11,973,271
Diodes, Inc. *	87,711	2,569,932
Entegris, Inc.	320,273	9,704,272
FormFactor, Inc. *	172,594	2,830,542
Ichor Holdings Ltd. *	40,836	1,160,151
Impinj, Inc. *(a)	48,866	1,244,617
Inphi Corp. *	98,957	4,064,164
Integrated Device Technology, Inc. *	306,366	9,218,553
IXYS Corp. *	61,933	1,504,972
Kulicke & Soffa Industries, Inc. *	168,223	4,176,977
Lattice Semiconductor Corp. *	274,824	1,613,217
MACOM Technology Solutions Holdings, Inc. *	92,909	3,027,904
MaxLinear, Inc., Class A *	136,188	3,596,725
MKS Instruments, Inc.	122,851	11,584,849
Monolithic Power Systems, Inc.	86,603	10,249,465
Nanometrics, Inc. *	57,495	1,446,574
NeoPhotonics Corp. *(a)	74,531	529,170
PDF Solutions, Inc. *	66,899	1,210,203
Photronics, Inc. *	153,337	1,479,702
Power Integrations, Inc.	68,031	5,340,433
Rambus, Inc. *	244,842	3,623,662
Rudolph Technologies, Inc. *	77,384	1,880,431
Semtech Corp. *	154,020	5,244,381
Silicon Laboratories, Inc. *	95,908	8,737,219
SolarEdge Technologies, Inc. *	81,238	2,957,063
SunPower Corp. *(a)	140,101	1,157,234
Synaptics, Inc. *	78,951	2,979,611
Ultra Clean Holdings, Inc. *	75,760	1,589,445
Veeco Instruments, Inc. *	111,746	1,804,698
Versum Materials, Inc.	255,833	9,823,987
Xcerra Corp. *	154,451	1,530,609
Xperi Corp.	108,797	2,099,782
		186,370,244

Software & Services 8.2%
2U, Inc. *	118,945	7,624,374
8x8, Inc. *	210,708	2,970,983
A10 Networks, Inc. *	90,143	722,947
ACI Worldwide, Inc. *	267,097	6,111,179
Actua Corp. *	73,011	1,131,671
Acxiom Corp. *	186,584	5,084,414
Security	Number of Shares	Value ($)
Alarm.com Holdings, Inc. *	56,714	2,324,707
ANGI Homeservices, Inc., Class A *	112,762	1,305,784
Aspen Technology, Inc. *	166,159	11,119,360
Barracuda Networks, Inc. *	91,244	2,522,897
Bazaarvoice, Inc. *	208,754	1,137,709
Benefitfocus, Inc. *	52,255	1,416,111
Black Knight, Inc. *	257,025	11,540,422
Blackbaud, Inc.	108,754	10,706,831
Blackhawk Network Holdings, Inc. *	137,794	5,063,929
Blackline, Inc. *	40,512	1,485,575
Blucora, Inc. *	103,492	2,126,761
Booz Allen Hamilton Holding Corp.	336,185	13,006,998
Bottomline Technologies (DE), Inc. *	79,686	2,655,934
Box, Inc., Class A *	247,016	5,194,746
BroadSoft, Inc. *	74,034	4,071,870
CACI International, Inc., Class A *	56,336	7,433,535
Callidus Software, Inc. *	154,114	4,511,687
Carbonite, Inc. *	57,141	1,374,241
Cardtronics plc, Class A *	107,033	2,004,728
Cars.com, Inc. *	165,519	4,012,181
Cass Information Systems, Inc.	22,809	1,553,521
ChannelAdvisor Corp. *	41,077	353,262
Cision Ltd. *	89,612	1,048,460
Cloudera, Inc. *	183,107	2,898,584
CommerceHub, Inc., Series A *	29,420	672,541
CommerceHub, Inc., Series C *	62,584	1,343,053
CommVault Systems, Inc. *	95,272	5,135,161
Conduent, Inc. *	447,261	6,825,203
Convergys Corp.	209,673	5,174,730
CoreLogic, Inc. *	194,594	8,486,244
Cornerstone OnDemand, Inc. *	121,952	4,508,565
Coupa Software, Inc. *	58,822	2,084,063
CSG Systems International, Inc.	74,800	3,432,572
DST Systems, Inc.	141,616	8,862,329
Ebix, Inc.	50,939	3,937,585
Ellie Mae, Inc. *	79,295	7,008,885
Endurance International Group Holdings, Inc. *	176,619	1,651,388
Envestnet, Inc. *	99,155	4,873,468
EPAM Systems, Inc. *	115,672	11,733,768
Etsy, Inc. *	244,177	4,019,153
Euronet Worldwide, Inc. *	120,256	10,985,386
Everbridge, Inc. *	39,871	1,056,582
Everi Holdings, Inc. *	165,471	1,348,589
EVERTEC, Inc.	143,802	1,998,848
ExlService Holdings, Inc. *	75,448	4,630,998
Fair Isaac Corp.	69,771	10,958,233
FireEye, Inc. *	393,063	5,557,911
Five9, Inc. *	118,942	2,915,268
Genpact Ltd.	292,223	9,421,270
Gigamon, Inc. *	84,667	3,289,313
GoDaddy, Inc., Class A *	183,598	8,932,043
Gogo, Inc. *(a)	139,971	1,541,081
GrubHub, Inc. *	198,823	13,432,482
GTT Communications, Inc. *	70,551	2,853,788
Guidewire Software, Inc. *	168,283	12,518,572
Hortonworks, Inc. *	109,104	2,074,067
HubSpot, Inc. *	80,179	6,490,490
Imperva, Inc. *	75,017	3,094,451
Instructure, Inc. *	43,674	1,517,672
Internap Corp. *	41,290	735,370
j2 Global, Inc.	109,055	8,229,290
Liquidity Services, Inc. *	53,238	306,119
LivePerson, Inc. *	126,156	1,400,332
Manhattan Associates, Inc. *	156,295	6,931,683
ManTech International Corp., Class A	60,406	3,079,498
Match Group, Inc. *	109,112	3,207,893
MAXIMUS, Inc.	147,096	10,161,392
MicroStrategy, Inc., Class A *	20,454	2,797,289

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MINDBODY, Inc., Class A *	65,365	2,130,899
MoneyGram International, Inc. *	58,059	826,760
Monotype Imaging Holdings, Inc.	91,161	2,297,257
MuleSoft, Inc., Class A *	33,642	772,084
New Relic, Inc. *	95,376	5,367,761
NIC, Inc.	143,820	2,387,412
Nutanix, Inc., Class A *	129,960	4,262,688
Pandora Media, Inc. *(a)	540,183	2,700,915
Paycom Software, Inc. *	110,905	9,094,210
Paylocity Holding Corp. *	59,581	2,749,067
Pegasystems, Inc.	84,971	4,286,787
Perficient, Inc. *	74,382	1,440,036
Presidio, Inc. *	37,553	579,818
Progress Software Corp.	110,038	4,548,971
Proofpoint, Inc. *	103,012	9,276,231
PROS Holdings, Inc. *	63,713	1,598,559
Q2 Holdings, Inc. *	75,043	3,140,550
QAD, Inc., Class A	23,228	854,790
Qualys, Inc. *	71,641	4,219,655
Quotient Technology, Inc. *	169,242	2,013,980
Rapid7, Inc. *	42,443	802,597
RealNetworks, Inc. *	56,175	234,812
RealPage, Inc. *	133,587	6,058,170
RingCentral, Inc., Class A *	146,499	6,907,428
Science Applications International Corp.	102,287	7,589,695
ServiceSource International, Inc. *	167,097	479,568
Shutterstock, Inc. *	45,214	1,921,143
Silver Spring Networks, Inc. *	88,980	1,429,909
SPS Commerce, Inc. *	38,038	1,919,397
Stamps.com, Inc. *	35,070	5,905,788
Sykes Enterprises, Inc. *	90,850	2,890,847
Synchronoss Technologies, Inc. *	97,160	975,486
Syntel, Inc. *	88,718	2,272,068
Tableau Software, Inc., Class A *	143,081	10,058,594
TeleTech Holdings, Inc.	32,025	1,297,013
The Rubicon Project, Inc. *	103,277	185,899
The Trade Desk, Inc., Class A *	43,737	2,149,236
TiVo Corp.	281,806	5,016,147
Travelport Worldwide Ltd.	282,033	3,776,422
TrueCar, Inc. *	178,734	2,178,767
Twilio, Inc., Class A *	143,713	3,831,389
Unisys Corp. *	118,653	919,561
Varonis Systems, Inc. *	41,519	2,088,406
VASCO Data Security International, Inc. *	66,835	895,589
Verint Systems, Inc. *	141,605	6,195,219
VirnetX Holding Corp. *(a)	99,816	364,328
Virtusa Corp. *	61,308	2,841,626
Web.com Group, Inc. *	118,600	2,727,800
WEX, Inc. *	91,278	11,749,304
Workiva, Inc. *	58,993	1,283,098
XO Group, Inc. *	55,746	1,077,570
Yelp, Inc. *	170,995	7,617,827
Yext, Inc. *(a)	25,518	365,163
Zendesk, Inc. *	227,753	7,654,778
Zynga, Inc., Class A *	1,860,123	7,626,504
		531,565,597

Technology Hardware & Equipment 4.7%
3D Systems Corp. *(a)	280,080	2,473,106
Acacia Communications, Inc. *(a)	46,170	1,785,856
ADTRAN, Inc.	108,523	2,506,881
Aerohive Networks, Inc. *	49,480	267,192
Anixter International, Inc. *	66,724	4,770,766
Applied Optoelectronics, Inc. *(a)	43,737	1,909,557
ARRIS International plc *	400,096	11,990,877
Avid Technology, Inc. *	57,304	385,656
AVX Corp.	102,227	1,854,398
Badger Meter, Inc.	67,877	3,149,493
Security	Number of Shares	Value ($)
Belden, Inc.	99,056	8,389,053
Benchmark Electronics, Inc. *	113,900	3,473,950
CalAmp Corp. *	83,410	1,905,918
Calix, Inc. *	114,587	756,274
Ciena Corp. *	320,966	6,981,010
Coherent, Inc. *	55,861	16,309,178
Comtech Telecommunications Corp.	57,901	1,254,715
Control4 Corp. *	47,452	1,577,304
Cray, Inc. *	96,733	2,200,676
CTS Corp.	73,536	2,003,856
Daktronics, Inc.	94,379	904,151
Diebold Nixdorf, Inc. (a)	165,389	3,175,469
Dolby Laboratories, Inc., Class A	138,167	8,591,224
Eastman Kodak Co. *	88,498	292,043
EchoStar Corp., Class A *	108,771	6,509,944
Electronics For Imaging, Inc. *	109,422	3,365,821
ePlus, Inc. *	32,941	2,674,809
Extreme Networks, Inc. *	250,167	3,214,646
Fabrinet *	81,249	2,592,656
FARO Technologies, Inc. *	40,466	2,116,372
Finisar Corp. *	259,852	5,199,638
Fitbit, Inc., Class A *	373,556	2,562,594
Harmonic, Inc. *	177,075	743,715
II-VI, Inc. *	128,499	6,090,853
Infinera Corp. *	328,656	2,379,469
Insight Enterprises, Inc. *	80,816	3,151,824
InterDigital, Inc.	80,602	6,133,812
Itron, Inc. *	77,175	4,973,929
KEMET Corp. *	112,090	1,728,428
Kimball Electronics, Inc. *	58,689	1,223,666
Knowles Corp. *	205,400	3,243,266
Littelfuse, Inc.	51,409	10,430,886
Lumentum Holdings, Inc. *	145,272	7,851,952
Maxwell Technologies, Inc. *	77,003	428,137
Mesa Laboratories, Inc.	7,576	1,019,578
Methode Electronics, Inc.	81,196	3,824,332
MTS Systems Corp.	39,792	2,224,373
NETGEAR, Inc. *	71,037	3,658,405
NetScout Systems, Inc. *	202,660	6,292,593
Novanta, Inc. *	76,278	3,668,972
Oclaro, Inc. *	381,759	2,718,124
OSI Systems, Inc. *	39,691	3,439,622
Park Electrochemical Corp.	39,463	753,743
PC Connection, Inc.	25,553	700,408
Plantronics, Inc.	77,448	4,052,079
Plexus Corp. *	78,592	4,912,786
Pure Storage, Inc., Class A *	223,647	4,132,997
Quantenna Communications, Inc. *	44,884	548,931
Quantum Corp. *	63,578	329,970
Ribbon Communications, Inc. *	122,851	954,552
Rogers Corp. *	40,825	6,576,907
Sanmina Corp. *	170,756	5,805,704
ScanSource, Inc. *	61,132	2,200,752
Super Micro Computer, Inc. *	86,474	1,906,752
SYNNEX Corp.	66,828	9,101,974
Systemax, Inc.	34,846	1,062,803
Tech Data Corp. *	79,780	7,714,726
TTM Technologies, Inc. *	200,575	3,275,390
Ubiquiti Networks, Inc. *(a)	51,494	3,441,344
Universal Display Corp.	94,952	17,186,312
VeriFone Systems, Inc. *	253,329	4,392,725
ViaSat, Inc. *	121,820	9,043,917
Viavi Solutions, Inc. *	520,318	4,875,380
Vishay Intertechnology, Inc.	310,145	6,792,175
Zebra Technologies Corp., Class A *	121,763	13,432,894
		305,566,240

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
ATN International, Inc.	25,512	1,524,597
Boingo Wireless, Inc. *	91,531	2,260,816
Cincinnati Bell, Inc. *	92,498	2,007,207
Cogent Communications Holdings, Inc.	94,787	4,440,771
Consolidated Communications Holdings, Inc.	142,397	2,013,493
Frontier Communications Corp. (a)	177,305	1,507,092
General Communication, Inc., Class A *	63,387	2,529,775
Globalstar, Inc. *(a)	892,675	1,410,426
IDT Corp., Class B	48,230	753,835
Iridium Communications, Inc. *	198,415	2,450,425
ORBCOMM, Inc. *	163,635	1,760,713
pdvWireless, Inc. *	21,561	703,967
Shenandoah Telecommunications Co.	106,415	4,081,015
Spok Holdings, Inc.	47,954	839,195
Straight Path Communications, Inc., Class B *	16,452	2,991,632
Telephone & Data Systems, Inc.	208,253	5,766,525
United States Cellular Corp. *	28,738	1,087,446
Vonage Holdings Corp. *	451,398	4,595,232
Windstream Holdings, Inc.	438,136	1,152,298
		43,876,460

Transportation 1.7%
Air Transport Services Group, Inc. *	103,841	2,518,144
Allegiant Travel Co.	27,982	4,253,264
ArcBest Corp.	56,262	2,129,517
Atlas Air Worldwide Holdings, Inc. *	56,757	3,277,717
Avis Budget Group, Inc. *	164,572	6,270,193
Celadon Group, Inc. (a)	80,447	619,442
Daseke, Inc. *	85,760	1,088,294
Echo Global Logistics, Inc. *	69,244	1,869,588
Forward Air Corp.	66,035	3,757,391
Hawaiian Holdings, Inc.	124,164	5,357,677
Heartland Express, Inc.	115,942	2,648,115
Hertz Global Holdings, Inc. *	202,772	3,842,529
Hub Group, Inc., Class A *	79,080	3,780,024
Kirby Corp. *	120,872	8,134,686
Knight-Swift Transportation Holdings, Inc.	291,742	12,451,549
Landstar System, Inc.	94,380	9,740,016
Marten Transport Ltd.	91,997	1,853,740
Matson, Inc.	98,763	2,880,917
Roadrunner Transportation Systems, Inc. *	88,054	753,742
Ryder System, Inc.	119,339	9,843,081
Saia, Inc. *	59,157	3,892,531
Schneider National, Inc., Class B	66,962	1,756,413
SkyWest, Inc.	117,970	6,140,338
Spirit Airlines, Inc. *	159,005	6,778,383
Universal Logistics Holdings, Inc.	19,015	444,000
Werner Enterprises, Inc.	104,678	3,998,700
Yangtze River Development Ltd. *	38,680	599,153
		110,679,144

Utilities 3.2%
ALLETE, Inc.	121,722	9,798,621
American States Water Co.	83,426	4,812,846
AquaVenture Holdings Ltd. *	32,478	497,888
Avista Corp.	148,352	7,705,403
Black Hills Corp.	122,911	7,191,523
California Water Service Group	112,240	5,118,144
Chesapeake Utilities Corp.	35,885	3,069,962
Connecticut Water Service, Inc.	24,608	1,557,932
Dynegy, Inc. *	307,950	3,735,434
El Paso Electric Co.	91,449	5,569,244
Hawaiian Electric Industries, Inc.	260,253	9,980,703
Security	Number of Shares	Value ($)
IDACORP, Inc.	116,433	11,504,745
MDU Resources Group, Inc.	456,741	12,765,911
MGE Energy, Inc.	78,734	5,196,444
Middlesex Water Co.	37,508	1,729,869
New Jersey Resources Corp.	194,837	8,689,730
Northwest Natural Gas Co.	68,787	4,756,621
NorthWestern Corp.	108,997	7,004,147
NRG Yield, Inc., Class A	81,680	1,536,401
NRG Yield, Inc., Class C	136,559	2,601,449
ONE Gas, Inc.	118,094	9,358,949
Ormat Technologies, Inc.	78,448	5,142,266
Otter Tail Corp.	87,638	4,232,915
Pattern Energy Group, Inc.	195,502	4,406,615
PNM Resources, Inc.	179,903	8,185,587
Portland General Electric Co.	208,488	10,349,344
SJW Group	37,486	2,553,921
South Jersey Industries, Inc.	179,567	6,080,139
Southwest Gas Holdings, Inc.	106,422	9,145,907
Spire, Inc.	109,525	9,008,431
TerraForm Global, Inc., Class A *	191,559	900,327
TerraForm Power, Inc., Class A (a)	94,100	1,136,728
Unitil Corp.	29,922	1,563,125
Vectren Corp.	193,136	13,422,952
WGL Holdings, Inc.	116,262	9,828,789
		210,139,012
Total Common Stock
(Cost $5,437,659,942)		6,467,772,408

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	177,806	14,758

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	193,941	215,274
Forest Laboratories, Inc., CVR *(b)	5,521	—
		215,274
Total Rights
(Cost $215,274)		230,032

Other Investment Companies 2.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	8,495,942	8,495,942

Securities Lending Collateral 2.5%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	161,179,488	161,179,488
Total Other Investment Companies
(Cost $169,675,430)		169,675,430

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/15/17	205	15,840,350	206,886
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $156,567,946.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,467,772,408	$—	$—	$6,467,772,408
Rights [1]
Media	—	—	14,758	14,758
Pharmaceuticals, Biotechnology & Life Sciences	—	—	215,274 *	215,274
Other Investment Companies[1]	169,675,430	—	—	169,675,430
Futures Contracts[2]	206,886	—	—	206,886
Total	$6,637,654,724	$—	$230,032	$6,637,884,756
*	Level 3 amount shown includes securities determined to have no value at November 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	286,120	14,363,224

Banks 0.4%
Boston Private Financial Holdings, Inc.	139,478	2,280,465
Columbia Banking System, Inc.	104,991	4,840,085
PacWest Bancorp	192,879	9,192,613
Umpqua Holdings Corp.	385,507	8,523,560
		24,836,723

Capital Goods 12.8%
3M Co.	988,661	240,383,035
Cummins, Inc.	254,084	42,533,662
Eaton Corp. plc	735,461	57,204,157
Emerson Electric Co.	1,064,255	68,985,009
Fastenal Co.	476,311	24,953,933
Lockheed Martin Corp.	411,410	131,289,159
Rockwell Automation, Inc.	211,741	40,882,952
The Boeing Co.	928,691	257,061,669
Watsco, Inc.	54,062	9,055,385
		872,348,961

Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	73,727	692,297
Steelcase, Inc., Class A	182,335	2,771,492
		3,463,789

Consumer Durables & Apparel 1.4%
Ethan Allen Interiors, Inc.	36,371	1,069,308
Garmin Ltd.	197,701	12,273,278
Hasbro, Inc.	184,359	17,149,074
Leggett & Platt, Inc.	231,017	11,144,260
Polaris Industries, Inc.	96,404	12,244,272
Tupperware Brands Corp.	81,394	5,137,589
VF Corp.	529,942	38,664,568
		97,682,349

Consumer Services 3.8%
Cracker Barrel Old Country Store, Inc.	42,678	6,671,852
Darden Restaurants, Inc.	204,345	17,230,370
McDonald's Corp.	1,346,241	231,513,065
		255,415,287

Diversified Financials 2.3%
CME Group, Inc.	561,138	83,912,577
Cohen & Steers, Inc.	33,045	1,539,236
Eaton Vance Corp.	185,836	10,273,014
Federated Investors, Inc., Class B	168,917	5,668,855
Greenhill & Co., Inc.	41,313	838,654
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	210,100	10,347,425
T. Rowe Price Group, Inc.	396,884	40,847,301
Waddell & Reed Financial, Inc., Class A	168,498	3,420,509
		156,847,571

Energy 5.9%
Exxon Mobil Corp.	3,515,362	292,794,501
Helmerich & Payne, Inc.	179,010	10,486,406
ONEOK, Inc.	633,539	32,880,674
Valero Energy Corp.	735,240	62,951,249
		399,112,830

Food & Staples Retailing 3.5%
Wal-Mart Stores, Inc.	2,439,707	237,212,712

Food, Beverage & Tobacco 12.2%
Altria Group, Inc.	3,199,651	217,032,327
B&G Foods, Inc.	109,518	4,238,346
Flowers Foods, Inc.	328,716	6,567,746
General Mills, Inc.	952,939	53,898,230
PepsiCo, Inc.	2,362,948	275,330,701
The Coca-Cola Co.	6,024,835	275,756,698
		832,824,048

Health Care Equipment & Services 0.0%
Meridian Bioscience, Inc.	70,919	1,067,331

Household & Personal Products 5.5%
Kimberly-Clark Corp.	583,279	69,853,493
Nu Skin Enterprises, Inc., Class A	91,946	6,244,053
The Clorox Co.	211,632	29,478,221
The Procter & Gamble Co.	2,986,489	268,754,145
		374,329,912

Insurance 0.8%
American Financial Group, Inc.	127,272	13,371,197
AmTrust Financial Services, Inc.	136,392	1,314,819
Mercury General Corp.	66,228	3,634,593
Principal Financial Group, Inc.	441,556	31,257,749
Safety Insurance Group, Inc.	25,389	2,090,784
Stewart Information Services Corp.	36,804	1,484,305
Universal Insurance Holdings, Inc.	53,995	1,425,468
		54,578,915

Materials 5.0%
Compass Minerals International, Inc.	54,286	3,786,448
DowDuPont, Inc.	3,704,912	266,605,468
Innophos Holdings, Inc.	31,219	1,446,376
International Paper Co.	683,174	38,674,480
Packaging Corp. of America	154,900	18,371,140

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schweitzer-Mauduit International, Inc.	49,025	2,219,362
Sonoco Products Co.	162,682	8,705,114
		339,808,388

Media 0.5%
Meredith Corp.	67,546	4,603,260
Omnicom Group, Inc.	382,699	27,340,016
		31,943,276

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Johnson & Johnson	2,118,879	295,223,411
Pfizer, Inc.	8,139,709	295,145,848
		590,369,259

Retailing 6.9%
American Eagle Outfitters, Inc.	308,507	4,960,793
Best Buy Co., Inc.	435,836	25,980,184
Genuine Parts Co.	242,049	22,503,296
Macy's, Inc.	494,233	11,762,745
Nordstrom, Inc.	176,965	8,043,059
Target Corp.	906,768	54,315,403
The Buckle, Inc.	69,196	1,539,611
The Cato Corp., Class A	52,312	825,483
The Gap, Inc.	383,035	12,375,861
The Home Depot, Inc.	1,766,095	317,579,203
Williams-Sonoma, Inc.	129,798	6,640,466
		466,526,104

Semiconductors & Semiconductor Equipment 11.4%
Analog Devices, Inc.	605,178	52,111,878
Intel Corp.	7,746,875	347,369,875
Maxim Integrated Products, Inc.	466,524	24,413,201
QUALCOMM, Inc.	2,443,089	162,074,524
Texas Instruments, Inc.	1,646,791	160,216,297
Xilinx, Inc.	407,589	28,331,511
		774,517,286

Software & Services 10.1%
Automatic Data Processing, Inc.	740,502	84,757,859
CA, Inc.	515,337	17,042,194
International Business Machines Corp.	1,413,666	217,662,154
Microsoft Corp.	3,773,893	317,648,574
Paychex, Inc.	529,760	35,658,146
The Western Union Co.	775,724	15,274,005
		688,042,932

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.9%
AVX Corp.	92,046	1,669,715
HP, Inc.	2,767,463	59,362,081
		61,031,796

Telecommunication Services 4.4%
Verizon Communications, Inc.	5,895,586	300,026,372

Transportation 2.3%
C.H. Robinson Worldwide, Inc.	231,827	20,087,810
United Parcel Service, Inc., Class B	1,135,939	137,959,791
		158,047,601

Utilities 0.5%
WEC Energy Group, Inc.	526,052	36,555,354
Total Common Stock
(Cost $5,636,253,571)		6,770,952,020

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (a)	2,848,221	2,848,221
Total Other Investment Company
(Cost $2,848,221)		2,848,221

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	152	20,124,040	423,603
(a)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,770,952,020	$—	$—	$6,770,952,020
Other Investment Company[1]	2,848,221	—	—	2,848,221
Futures Contracts[2]	423,603	—	—	423,603
Total	$6,774,223,844	$—	$—	$6,774,223,844
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89448NOV17

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 22, 2018